UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments:

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

BANKS --- 3.42%
26,800	City National Corp	905,036
		$905,036

BIOTECHNOLOGY --- 5.38%
7,100	Bio Rad Laboratories Inc *	467,890
26,796	Thermo Fisher Scientific Inc *	955,813
		$1,423,703

BROADCAST/MEDIA --- 2.98%
205,400	CBS Corp	788,736
		$788,736

COMPUTER HARDWARE & SYSTEMS --- 3.39%
94,600	Dell Inc *	896,808
		$896,808

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 2.63%
22,000	Anixter International Inc *	696,960
		$696,960

FINANCIAL SERVICES --- 12.41%
13,700	Franklin Resources Inc	738,019
138,200	Janus Capital Group Inc	919,030
16,025	Northern Trust Corp	958,616
23,100	T Rowe Price Group Inc	666,666
		$3,282,331

FOOD & BEVERAGES --- 3.26%
72,500	Constellation Brands Inc *	862,750
		$862,750

HEALTH CARE RELATED --- 6.32%
73,480	IMS Health Inc	916,296
12,900	Laboratory Corp of America Holdings *	754,521
		$1,670,817

HOTELS/MOTELS --- 3.38%
41,400	Carnival Corp	894,418
		$894,418

HOUSEHOLD GOODS --- 3.30%
7,400	Clorox Co	380,952

9,900	Energizer Holdings Inc *	491,931
		$872,883

INSURANCE RELATED --- 5.21%
43,400	Aflac Inc	840,224
1,900	Markel Corp *	539,372
		$1,379,596

LEISURE & ENTERTAINMENT --- 3.31%
94,900	International Game Technology	874,978
		$874,978

MACHINERY --- 1.20%
10,300	Illinois Tool Works Inc	317,755
		$317,755

MEDICAL PRODUCTS --- 1.77%
9,125	Baxter International Inc	467,382
		$467,382

OFFICE EQUIPMENT & SUPPLIES --- 1.55%
17,600	Pitney Bowes Inc	410,960
		$410,960

OIL & GAS --- 1.43%
7,000	Hess Corp	379,400
		$379,400

PRINTING & PUBLISHING --- 2.46%
296,050	Gannett Co Inc †	651,310
		$651,310

REAL ESTATE --- 6.47%
215,150	CB Richard Ellis Group Inc *	867,055
36,300	Jones Lang LaSalle Inc	844,338
		$1,711,393

RETAIL --- 5.22%
39,000	Nordstrom Inc †	653,250
33,700	Tiffany & Co	726,572
		$1,379,822

SPECIALIZED SERVICES --- 19.68%
33,080	Accenture Ltd	909,369
6,250	Dun & Bradstreet Corp	481,250
30,500	Equifax Inc	745,725
36,675	Hewitt Associates Inc *	1,091,448
212,175	Interpublic Group of Cos Inc *	874,161
31,500	Omnicom Group Inc	737,100
41,000	Sotheby's	369,000
		$5,208,053

TOTAL COMMON STOCK --- 94.77%		$25,075,091
(Cost $42,037,517)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

126,000	Federal Home Loan Bank	126,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 0.47%		$126,000
(Cost $126,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,259,009	Deutsche Bank Securities Inc	1,259,009
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 4.76%		$1,259,009
(Cost $1,259,009)

TOTAL MAXIM ARIEL MIDCAP VALUE PORTFOLIO --- 100%		$26,460,100
(Cost $43,422,526)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3	Total
Assets
Common Stock	$25,075,091	$		$		$25,075,091
Short-term investments	1,259,009		126,000			1,385,009
Total	$26,334,100		$126,000		$-	$26,460,100

At March 31, 2009, the U.S. Federal income tax cost basis was $43,268,955. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $280,940 and gross depreciation of securities in which there was an excess of tax cost over value of $18,348,804, resulting in net depreciation of $18,067,864.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

BANKS --- 7.15%
124,525	City National Corp *	4,205,209
245,700	PrivateBancorp Inc *	3,552,822
		$7,758,031

BIOTECHNOLOGY --- 4.54%
74,800	Bio Rad Laboratories Inc †	4,929,320
		$4,929,320

BROADCAST/MEDIA --- 1.17%
2,826,325	Radio One Inc †	1,271,846
		$1,271,846

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 10.37%
144,850	Anixter International Inc †	4,588,848
241,150	Brady Corp Class A	4,251,475
219,900	Littelfuse Inc †	2,416,701
		$11,257,024

FINANCIAL SERVICES --- 4.39%
716,300	Janus Capital Group Inc	4,763,395
		$4,763,395

HEALTH CARE RELATED --- 4.33%
377,075	IMS Health Inc	4,702,125
		$4,702,125

INSURANCE RELATED --- 8.38%
94,775	HCC Insurance Holdings Inc	2,387,382
431,125	Horace Mann Educators Corp	3,608,516
10,925	Markel Corp †	3,101,389
		$9,097,287

LEISURE & ENTERTAINMENT --- 3.98%
538,900	Royal Caribbean Cruises Ltd *	4,316,589
		$4,316,589

MACHINERY --- 6.71%
579,875	Blount International Inc †	2,679,023
210,550	IDEX Corp	4,604,728
		$7,283,751

OFFICE EQUIPMENT & SUPPLIES --- 4.18%
114,800	Herman Miller Inc	1,223,768
655,550	Interface Inc	1,960,095
268,700	Steelcase Inc	1,346,187
		$4,530,050

PRINTING & PUBLISHING --- 4.28%
1,031,500	Lee Enterprises Inc *	288,820
2,639,200	McClatchy Co Class A *	1,293,208
183,900	Meredith Corp	3,060,096
		$4,642,124

REAL ESTATE --- 8.33%
1,048,875	CB Richard Ellis Group Inc †	4,226,966
206,638	Jones Lang LaSalle Inc	4,806,400
		$9,033,366

RESTAURANTS --- 3.26%
157,650	Bob Evans Farms Inc	3,534,513
		$3,534,513

RETAIL --- 2.18%
109,700	Tiffany & Co	2,365,132
		$2,365,132

SPECIALIZED SERVICES --- 13.99%
157,375	Hewitt Associates Inc †	4,683,480
925,025	Interpublic Group of Cos Inc †	3,811,103
148,831	Matthews International Corp Class A	4,287,821
266,975	Sotheby's *	2,402,775
		$15,185,179

TOTAL COMMON STOCK --- 87.24%		$94,669,732
(Cost $206,873,877)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,150,000	Federal Home Loan Bank	4,150,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 3.83%		$4,150,000
(Cost $4,150,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

9,695,073	Deutsche Bank Securities Inc	9,695,073
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 8.93%	$9,695,073
(Cost $9,695,073)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%	$108,514,805
(Cost $220,718,950)

Legend

*	A portion or all of the security is on loan at March 31, 2009.
†	Non-income Producing Security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3	Total
Assets
Common Stock	$94,669,732	$		$		$94,669,732
Short-term investments	9,695,073		4,150,000			13,845,073
Total	$104,364,805		$4,150,000		$-	$108,514,805

At March 31, 2009, the U.S. Federal income tax cost basis was $216,794,036. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,313,368 and gross depreciation of securities in which there was an excess of tax cost over value of $119,287,672, resulting in net depreciation of $117,974,304.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 0.73%
111,280	European Aeronautic Defence & Space Co	1,293,059
		$1,293,059

AIR FREIGHT --- 1.42%
232,819	Deutsche Post AG	2,508,668
		$2,508,668

AIRLINES --- 0.90%
146,500	Deutsche Lufthansa AG	1,587,138
		$1,587,138

AUTOMOBILES --- 2.45%
623,000	Nissan Motor Co Ltd	2,251,726
101,400	Renault SA	2,085,003
		$4,336,729

CHEMICALS --- 4.70%
111,800	BASF SE	3,378,741
72,100	Bayer AG	3,444,695
431,000	Mitsubishi Chemical Holdings Corp	1,487,449
		$8,310,885

COMMUNICATIONS - EQUIPMENT --- 3.41%
247,000	Nokia OYJ	2,888,776
389,000	Telefonaktiebolaget LM Ericsson	3,145,138
		$6,033,914

COMPUTER HARDWARE & SYSTEMS --- 1.52%
716,000	Fujitsu Ltd	2,686,601
		$2,686,601

DISTRIBUTORS --- 1.35%
180,500	Mitsubishi Corp	2,392,840
		$2,392,840

ELECTRIC COMPANIES --- 1.97%
43,900	CEZ AS	1,570,064
68,900	E.ON AG	1,910,884
		$3,480,948

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 3.23%
250,840	AU Optronics Corp ADR	2,104,548

101,600	Koninklijke Philips Electronics NV	1,503,902
808,000	Toshiba Corp	2,104,913
		$5,713,363

ELECTRONICS - SEMICONDUCTOR --- 3.87%
9,017,847	Deutsche Bank AG London/United Microelectronics Inc (warrants) † ‡	2,915,470
9,530	Samsung Electronics Co Ltd	3,937,389
		$6,852,859

FINANCIAL SERVICES --- 6.08%
128,300	Credit Suisse Group AG †	3,906,475
102,600	Deutsche Bank AG (registered)	4,109,773
67,100	KB Financial Group Inc †	1,623,130
118,052	UBS AG	1,106,766
		$10,746,144

FOOD & BEVERAGES --- 1.07%
205,900	Associated British Foods PLC	1,888,462
		$1,888,462

FOREIGN BANKS --- 12.46%
127,200	Australia & New Zealand Banking Group Ltd	1,389,957
1,048,000	Barclays PLC	2,226,530
77,300	BNP Paribas SA	3,189,138
336,390	Credit Agricole SA	3,711,599
141,800	Fortis †	19
143,000	HSBC Holdings PLC †	288,795
343,200	HSBC Holdings PLC	1,909,575
676,800	Intesa Sanpaolo SpA	1,861,529
1,792,719.06	Lloyds Banking Group PLC	1,817,598
88,243	Societe Generale	3,451,797
62,300	Sumitomo Mitsui Financial Group Inc	2,193,669
		$22,040,206

GOLD, METALS & MINING --- 2.44%
35,100	Antofagasta PLC	254,260
109,524	ArcelorMittal	2,234,695
305,258	MMC Norilsk Nickel ADR	1,832,833
		$4,321,788

HOUSEHOLD GOODS --- 1.93%
426,000	Sharp Corp	3,408,943
		$3,408,943

INSURANCE RELATED --- 7.43%
57,900	Allianz SE	4,846,388
568,662	Aviva PLC	1,767,493
13,100	Fondiaria-Sai SpA	153,114
376,600	ING Groep NV	2,063,556
35,400	MunichRe AG (registered)	4,310,528
		$13,141,079

OIL & GAS --- 15.83%
514,400	BP PLC	3,451,064
4,404,000	China Petroleum & Chemical Corp	2,822,079
194,800	Eni SpA	3,771,773
85,550	LUKOIL sponsored ADR	3,201,448
132,700	Petro-Canada	3,564,839
230,000	Royal Dutch Shell PLC	5,131,097
170,800	StatoilHydro ASA	2,989,120
61,900	Total SA	3,060,926
		$27,992,346

PAPER & FOREST PRODUCTS --- 0.22%
110,300	Stora Enso OYJ Class R	390,708
		$390,708

PHARMACEUTICALS --- 5.94%
56,400	AstraZeneca PLC	1,997,398
176,600	GlaxoSmithKline PLC	2,749,217
39,810	Novartis AG	1,506,154
75,700	Sanofi-Aventis SA	4,248,381
		$10,501,150

PRINTING & PUBLISHING --- 0.87%
55,200	Lagardere SCA	1,548,985
		$1,548,985

RETAIL --- 3.05%
32,578	Delhaize Group	2,114,121
299,100	Koninklijke Ahold NV	3,275,967
		$5,390,088

TELEPHONE & TELECOMMUNICATIONS --- 11.74%
85,400	BCE Inc	1,701,498
76,900	France Telecom SA	1,753,105
98,000	Nippon Telegraph & Telephone Corp	3,740,142
2,070,600	Telecom Italia SpA	2,669,491
1,758,300	Telecom Italia SpA RSP	1,787,987
181,800	Telefonica SA	3,625,340
3,148,512	Vodafone Group PLC	5,482,560
		$20,760,123

UTILITIES --- 3.12%
1,037,600	Centrica PLC	3,390,773
30,510	RWE AG	2,136,636
		$5,527,409

TOTAL COMMON STOCK --- 97.73%		$172,854,435
(Cost $266,143,390)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
4,009,000	Federal Home Loan Bank §	4,009,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 2.27%		$4,009,000
(Cost $4,009,000)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO --- 100%		$176,863,435
(Cost $270,152,390)

Legend

ADR	American Depository Receipt
†	Non-income Producing Security
‡

The Maxim Bernstein International Equity Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2009 were $6,879,037, $2,915,470 1.61%, respectively.

§	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table:

Description	Level 1		Level 2		Level 3	Total
Assets
Stock	$169,938,965	$		$		$169,938,965
Other financial instruments*	2,915,470					2,915,470
Short-term investments			4,009,000			4,009,000
Total Assets	$172,854,435		$4,009,000	$		$176,863,435
Liabilities
Other financial instruments*	206,471		763,936			970,407
Total Liabilities	$206,471		$763,936	$		$970,407
Net Assets	$172,647,964		$3,245,064		$-	$175,893,028

*Other financial instruments include warrants, futures and forward foreign currency contracts. Warrants are reported at their market value as of measurement date. Futures are reported at their variation margin and forward foreign currency contracts are reported at their unrealized appreciation/depreciation as of March 31, 2009.

As of March 31, 2009, the Maxim Bernstein International Equity Portfolio had 76 open DJ Euro Stoxx 50 Index and 38 open SPI 200 Index long futures contracts. The contracts expire in June 2009 and the Portfolio has recorded unrealized appreciation of $24,616 and $101,319, respectively, for a total unrealized appreciation of $125,935.

At March 31, 2009, the U.S. Federal income tax cost basis was $276,091,378. The Maxim Bernstein International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,599,474 and gross depreciation of securities in which there was an excess of tax cost over value of $100,827,417, resulting in net depreciation of $99,227,943.

As of March 31, 2009, the Bernstein International Equity Portfolio held the following forward foreign currency contracts:

			Net
	Delivery		Unrealized
	Value	Settlement	Appreciation
	(Foreign Currency)	Date	(Depreciation)
Long Contracts:
British Pound (U.S. Dollar)	11,159,512	June 2009	$41,523
Canadian Dollar (U.S. Dollar)	6,390,000	June 2009	(74,729)
Euro Dollar (U.S Dollar)	11,866,256	June 2009	42,974

Short Contracts:
U.S. Dollar (British Pound)	476,000	June 2009	$37,751
U.S Dollar (Euro Dollar)	8,759,000	June 2009	(811,455)

Net Depreciation			$(763,936)

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2009

UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Australia	1,389,957	0.79%
Belgium	2,114,140	1.20%
Canada	5,266,337	2.98%
China	2,822,079	1.60%
Czech Republic	1,570,064	0.89%
Finland	3,279,484	1.85%
France	23,048,934	13.03%
Germany	28,233,451	15.96%
Italy	10,243,894	5.79%
Japan	20,266,283	11.46%
Luxembourg	2,234,695	1.26%
Netherlands	8,136,484	4.60%
Norway	2,989,120	1.69%
Russia	5,034,281	2.84%
South Korea	5,560,519	3.14%
Spain	3,625,340	2.05%
Sweden	3,145,138	1.78%
Switzerland	6,519,395	3.69%
Taiwan	2,104,548	1.19%
United Kingdom	35,270,292	19.94%
United States	4,009,000	2.27%
	176,863,435	100.00%

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.27%
500,000	Boeing Co	512,529
	Senior Notes
	5.000% March 15, 2014
250,000	United Technologies Corp	256,358
	Notes
	4.375% May 1, 2010
		$768,887

AGENCY --- 48.22%
1,250,000	Fannie Mae	1,333,920
	3.875% July 12, 2013
255,204	Fannie Mae	265,188
	5.000% June 1, 2018
497,841	Fannie Mae	522,623
	5.500% May 1, 2033
720,788	Fannie Mae	770,544
	6.500% August 1, 2032
390,089	Fannie Mae	414,372
	6.500% June 1, 2032
316,159	Fannie Mae	342,278
	7.000% July 1, 2032
278,010	Fannie Mae	291,356
	6.000% July 1, 2017
788,776	Fannie Mae	825,665
	6.000% April 1, 2036
320,878	Fannie Mae	336,297
	6.000% May 1, 2021
1,026,869	Fannie Mae	1,074,412
	6.000% July 1, 2036
1,747,531	Fannie Mae	1,809,104
	5.000% September 1, 2033
964,832	Fannie Mae	998,827
	5.000% July 1, 2033
1,133,027	Fannie Mae	1,180,915
	5.500% February 1, 2035
2,494,739	Fannie Mae	2,594,723
	5.500% November 1, 2035
93,825	Fannie Mae	101,813
	8.000% November 1, 2022
2,000,000	Fannie Mae	2,163,840
	5.000% October 15, 2011
800,000	Fannie Mae *	898,382
	5.250% September 15, 2016
3,322,633	Fannie Mae	3,452,683
	5.500% November 1, 2036

38,647	Fannie Mae	39,819
	7.000% May 1, 2011
646	Fannie Mae	649
	6.500% November 1, 2009
1,117,031	Fannie Mae	1,159,298
	5.000% January 1, 2024
1,640	Fannie Mae	1,674
	8.000% June 1, 2012
417,930	Fannie Mae	440,610
	6.000% January 1, 2029
88,155	Fannie Mae	92,570
	6.500% December 1, 2013
5,043	Fannie Mae	5,148
	8.000% December 1, 2012
1,500,000	Fannie Mae	1,647,096
	4.625% October 15, 2013
1,500,000	Fannie Mae *	1,609,389
	7.125% June 15, 2010
700,000	Fannie Mae *	776,742
	5.000% May 11, 2017
3,335,654	Fannie Mae	3,497,693
	5.500% March 1, 2034
407,548	Fannie Mae	416,992
	4.500% October 1, 2036
663,471	Fannie Mae	699,749
	6.500% August 1, 2036
429,685	Fannie Mae	443,861
	5.000% February 1, 2037
1,185,856	Fannie Mae	1,227,638
	5.000% July 1, 2037
821,558	Fannie Mae	865,199
	6.000% June 1, 2036
3,330,607	Fannie Mae	3,464,092
	5.500% May 1, 2036
4,257,955	Fannie Mae	4,420,779
	5.500% April 1, 2036
1,602,195	Fannie Mae	1,675,284
	6.000% August 1, 2037
424,460	Fannie Mae †	439,012
	5.462% August 1, 2037
1,000,000	Fannie Mae	1,032,891
	5.000% March 1, 2039
883,656	Fannie Mae	918,055
	5.500% June 1, 2037
306,256	Fannie Mae	320,973
	6.000% December 1, 2021
873,251	Fannie Mae	902,060
	5.000% May 1, 2037
676,489	Fannie Mae	707,809
	6.000% February 1, 2037
299,934	Fannie Mae	312,144
	5.000% October 1, 2020
396,914	Fannie Mae	410,465
	5.000% October 1, 2035
724,680	Fannie Mae	749,421
	5.000% July 1, 2035

782,440	Fannie Mae	819,033
	6.000% October 1, 2035
369,558	Fannie Mae	386,841
	6.000% November 1, 2035
4,229,161	Fannie Mae	4,374,840
	5.000% September 1, 2035
954,775	Fannie Mae	994,342
	5.500% January 1, 2034
2,266,139	Fannie Mae	2,345,985
	5.000% December 1, 2033
569,316	Fannie Mae	582,090
	4.000% April 1, 2019
864,502	Fannie Mae	906,553
	6.000% February 1, 2035
735,075	Fannie Mae	752,799
	4.500% December 1, 2034
877,637	Fannie Mae	912,811
	5.500% December 1, 2035
525,691	Fannie Mae	554,032
	6.000% December 1, 2035
1,287,292	Fannie Mae	1,347,495
	6.000% February 1, 2036
300,000	Federal Home Loan Bank *	337,479
	5.250% June 18, 2014
1,100,000	Federal Home Loan Bank * ‡	1,168,087
	3.875% June 14, 2013
500,000	Federal Home Loan Bank *	567,723
	5.375% May 18, 2016
1,000,000	Federal Home Loan Bank *	1,042,704
	4.875% May 14, 2010
500,000	Freddie Mac *	567,747
	5.500% July 18, 2016
500,000	Freddie Mac *	565,786
	5.250% April 18, 2016
1,800,000	Freddie Mac	1,935,126
	4.125% September 27, 2013
450,000	Freddie Mac *	488,297
	4.625% October 25, 2012
1,500,000	Freddie Mac	1,538,932
	2.875% November 23, 2010
944,628	Freddie Mac	988,806
	6.000% January 1, 2037
1,199,156	Freddie Mac	1,245,614
	5.500% March 1, 2037
2,344,936	Freddie Mac	2,424,558
	5.000% June 1, 2036
324,435	Freddie Mac	337,541
	5.000% May 1, 2021
1,034,143	Freddie Mac	1,082,507
	6.000% December 1, 2036
1,699,164	Freddie Mac	1,756,859
	5.000% September 1, 2035
938,246	Freddie Mac	981,926
	6.000% April 1, 2038
1,135,405	Freddie Mac	1,179,457
	5.500% January 1, 2037

788,926	Freddie Mac	819,491
	5.500% May 1, 2037
2,710,211	Freddie Mac	2,836,385
	6.000% June 1, 2038
2,611,881	Freddie Mac	2,734,033
	6.000% August 1, 2037
2,120,808	Freddie Mac	2,189,719
	5.000% June 1, 2038
1,338,016	Freddie Mac	1,396,861
	5.500% June 1, 2022
416,618	Freddie Mac †	431,716
	5.509% March 1, 2037
621,339	Freddie Mac †	642,919
	5.764% August 1, 2037
659,932	Freddie Mac	691,681
	6.000% April 1, 2036
1,069,394	Freddie Mac	1,148,103
	6.500% November 1, 2032
824,333	Freddie Mac	853,059
	5.000% September 1, 2024
671,228	Freddie Mac	701,279
	5.000% August 1, 2018
1,631,593	Freddie Mac	1,722,035
	6.500% November 1, 2037
516,572	Freddie Mac	525,903
	4.000% January 1, 2021
571,610	Freddie Mac	596,749
	5.500% May 1, 2021
772,136	Freddie Mac	803,327
	5.000% April 1, 2021
810,218	Freddie Mac	848,363
	6.000% March 1, 2036
2,076,587	Freddie Mac	2,157,156
	5.500% May 1, 2036
1,463,169	Freddie Mac	1,531,598
	6.000% November 1, 2036
496,831	Freddie Mac	520,608
	5.500% February 1, 2018
513,923	Freddie Mac	538,518
	5.500% May 1, 2018
580,258	Freddie Mac	600,323
	5.000% July 1, 2034
2,000,000	Freddie Mac	2,043,789
	4.500% March 1, 2039
98,150	Freddie Mac	104,440
	6.500% April 1, 2029
601,495	Freddie Mac	627,409
	5.000% December 1, 2017
300,000	Freddie Mac *	400,157
	6.750% March 15, 2031
300,000	Freddie Mac *	328,043
	4.500% January 15, 2014
400,000	Freddie Mac *	424,128
	4.750% January 18, 2011
76,979	Freddie Mac	83,992
	7.500% May 1, 2027

1,900,000	Freddie Mac *	2,076,145
	5.500% September 15, 2011
450,000	Freddie Mac * ‡	571,820
	6.250% July 15, 2032
900,000	Freddie Mac *	977,557
	4.500% January 15, 2013
1,774,158	Freddie Mac †	1,815,028
	4.910% July 1, 2035
773,624	Freddie Mac †	803,757
	5.770% March 1, 2037
652,241	Freddie Mac †	675,897
	5.816% November 1, 2036
2,482,188	Freddie Mac	2,562,840
	5.000% February 1, 2039
632,298	Freddie Mac	657,840
	5.000% December 1, 2020
1,870,277	Freddie Mac	1,926,729
	4.500% March 1, 2023
1,665,510	Freddie Mac †	1,730,739
	5.822% May 1, 2037
9,822	Freddie Mac	10,649
	7.500% August 1, 2030
1,802,905	Freddie Mac	1,878,772
	5.500% June 1, 2033
684,560	Freddie Mac	700,939
	4.500% August 1, 2033
783,561	Freddie Mac	816,022
	5.500% June 1, 2027
685,199	Freddie Mac †	711,164
	6.019% October 1, 2036
725,183	Freddie Mac †	752,927
	5.765% November 1, 2036
844,980	Ginnie Mae	881,908
	5.500% December 15, 2035
35,424	Ginnie Mae	38,140
	7.500% December 15, 2025
80,461	Ginnie Mae	86,031
	7.000% July 15, 2025
39,929	Ginnie Mae	43,028
	9.000% January 15, 2017
1,749,993	Ginnie Mae	1,819,709
	5.000% November 15, 2033
850,302	Ginnie Mae	887,194
	5.500% April 15, 2037
651,789	Ginnie Mae	687,692
	5.000% September 15, 2018
46,926	Ginnie Mae	50,625
	9.000% April 15, 2021
2,113,837	Ginnie Mae II	2,202,151
	5.500% February 20, 2036
743,290	Ginnie Mae II	771,893
	5.000% December 20, 2035
500,000	Resolution Funding Corp	762,374
	9.375% October 15, 2020
		$135,041,378

AUTOMOBILES --- 0.16%
500,000	DaimlerChrysler NA Holding Corp	453,027
	Notes
	6.500% November 15, 2013
		$453,027

BANKS --- 0.90%
500,000	Bank of America Corp	466,130
	Notes
	7.400% January 15, 2011
500,000	Bank of America NA	330,763
	Notes
	6.000% October 15, 2036
500,000	US Bank NA	525,114
	Notes
	6.375% August 1, 2011
500,000	Wachovia Bank NA	415,595
	Notes
	4.800% November 1, 2014
500,000	Wells Fargo & Co	369,638
	Senior Unsecured Notes
	5.375% February 7, 2035
500,000	Wells Fargo & Co	411,817
	Notes
	5.125% September 15, 2016
		$2,519,057

BROADCAST/MEDIA --- 1.40%
500,000	Comcast Cable Communication LLC	517,347
	Senior Notes
	6.750% January 30, 2011
500,000	Cox Communications Inc	449,719
	Notes
	5.450% December 15, 2014
375,000	News America Holdings Inc	397,853
	Debentures
	9.250% February 1, 2013
500,000	News America Inc	469,990
	Notes
	5.300% December 15, 2014
500,000	Time Warner Cable Inc	522,650
	Notes
	8.250% February 14, 2014
500,000	Time Warner Inc	508,900
	Bonds
	6.875% May 1, 2012
500,000	Viacom Inc	500,603
	Senior Notes
	7.700% July 30, 2010
500,000	Walt Disney Co	540,387
	Notes
	6.375% March 1, 2012
		$3,907,449

CANADIAN - FEDERAL --- 0.19%
500,000	Export Development Canada	539,746
	Notes
	4.500% October 25, 2012
		$539,746

CANADIAN - PROVINCIAL --- 0.19%
500,000	Province of Ontario	526,253
	Notes
	4.375% February 15, 2013
		$526,253

CHEMICALS --- 0.36%
1,000,000	EI du Pont de Nemours & Co	1,004,153
	Notes
	5.250% December 15, 2016
		$1,004,153

COMMERCIAL MORTGAGE BACKED --- 3.90%
1,330,000	Bear Stearns Commercial Mortgage Securities Inc †	1,065,089
	5.151% October 12, 2042
1,000,000	GS Mortgage Securities Corp II	739,722
	4.751% July 10, 2039
1,250,000	GS Mortgage Securities Corp II	974,357
	4.761% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp	450,479
	4.659% July 15, 2042
770,420	JP Morgan Commercial Mortgage Finance Corp	774,829
	7.770% October 15, 2032
3,000,000	Morgan Stanley Capital I † §	2,261,689
	5.650% June 13, 2042
2,000,000	Morgan Stanley Capital I †	1,477,665
	5.514% November 12, 2049
1,000,000	Morgan Stanley Capital I †	907,165
	5.178% September 15, 2042
1,850,588	Salomon Brothers Mortgage Securities VII	1,851,711
	6.428% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	405,978
	4.748% February 15, 2041
		$10,908,684

COMPUTER HARDWARE & SYSTEMS --- 0.27%
250,000	Hewlett-Packard Co	266,238
	Senior Unsecured Notes
	6.125% March 1, 2014
400,000	International Business Machines Corp	478,101
	Debentures
	8.375% November 1, 2019
		$744,339

COMPUTER SOFTWARE & SERVICES --- 0.19%
500,000	Oracle Corp	524,195
	Notes
	5.000% January 15, 2011
		$524,195

CONGLOMERATES --- 0.18%
500,000	General Electric Co	500,056
	Unsecured Notes
	5.000% February 1, 2013
		$500,056

COSMETICS & PERSONAL CARE --- 0.38%
500,000	Avon Products Inc	504,771
	Senior Notes
	5.625% March 1, 2014
500,000	Estee Lauder Co Inc	549,613
	Senior Unsecured Notes
	7.750% November 1, 2013
		$1,054,384

ELECTRIC COMPANIES --- 1.87%
500,000	Commonwealth Edison Co	475,162
	Bonds
	6.150% September 15, 2017
500,000	Duke Energy Carolinas	532,667
	Bonds
	5.750% November 15, 2013
500,000	Jersey Central Power & Light Co	407,870
	Senior Unsecured Notes
	6.150% June 1, 2037
500,000	Ohio Power Co	476,790
	Senior Notes
	4.850% January 15, 2014
500,000	Pacific Gas & Electric Co	489,272
	Senior Unsecured Notes
	6.050% March 1, 2034
250,000	PECO Energy Co	249,667
	Bonds
	5.000% October 1, 2014
500,000	PPL Electric Utilities Corp	548,449
	Notes
	7.125% November 30, 2013
500,000	Southwestern Electric Power Co	462,815
	Senior Notes
	6.450% January 15, 2019
500,000	Southwestern Public Service Co	568,685
	Senior Notes
	8.750% December 1, 2018
500,000	Westar Energy Inc	493,812
	Bonds
	6.000% July 1, 2014
500,000	Wisconsin Electric Power Co	543,028
	Notes
	6.000% April 1, 2014
		$5,248,217

FINANCIAL SERVICES --- 2.98%
500,000	American General Finance Corp	198,451
	Notes
	5.850% June 1, 2013
500,000	American Honda Finance Corp §	489,319
	Notes
	6.700% October 1, 2013
500,000	Bank of America Corp	419,893
	Senior Unsecured Notes
	5.750% December 1, 2017
500,000	Bank of New York Mellon Corp	518,888
	Senior Unsecured Notes
	6.375% April 1, 2012
500,000	BP Capital Markets PLC	535,174
	Notes
	5.250% November 7, 2013
500,000	CIT Group Inc	295,000
	Senior Notes
	5.000% February 13, 2014
500,000	Citigroup Inc	381,279
	Notes
	5.850% December 11, 2034
500,000	Citigroup Inc	433,503
	Senior Unsecured Notes
	6.125% November 21, 2017
500,000	Citigroup Inc	331,450
	Notes
	5.000% September 15, 2014
500,000	CME Group Inc	515,321
	Senior Notes
	5.750% February 15, 2014
250,000	General Electric Capital Corp	202,725
	Notes
	6.750% March 15, 2032
500,000	General Electric Capital Corp	439,079
	Senior Notes
	5.375% October 20, 2016
1,000,000	General Electric Capital Corp	869,521
	Senior Unsecured Notes
	5.625% May 1, 2018
500,000	Household Finance Corp	432,263
	Notes
	6.375% October 15, 2011
500,000	HSBC Finance Corp	374,982
	Senior Unsecured Notes
	5.500% January 19, 2016
500,000	John Deere Capital Corp	503,542
	Debentures
	5.100% January 15, 2013
500,000	JPMorgan Chase & Co	442,342
	Notes
	5.125% September 15, 2014
500,000	JPMorgan Chase Bank NA	468,688
	Notes
	6.000% October 1, 2017

500,000	National Rural Utilities Cooperative Finance Corp	502,995
	Bonds
	4.375% October 1, 2010
		$8,354,415

FOOD & BEVERAGES --- 1.22%
500,000	Anheuser-Busch Co Inc	386,432
	Bonds
	5.950% January 15, 2033
500,000	Bottling Group LLC	568,515
	Notes
	6.950% March 15, 2014
500,000	Campbell Soup Co	498,374
	Senior Unsecured Notes
	4.500% February 15, 2019
500,000	Coca-Cola Enterprises Inc	567,935
	Senior Unsecured Notes
	7.375% March 3, 2014
322,000	General Mills Inc	339,409
	Notes
	6.000% February 15, 2012
500,000	Kellogg Co	534,893
	Notes
	6.600% April 1, 2011
500,000	Kraft Foods Inc	527,568
	Notes
	6.250% June 1, 2012
		$3,423,126

FOREIGN BANKS --- 0.38%
500,000	KfW Bankengruppe	538,153
	Notes
	4.875% January 17, 2017
500,000	KfW Bankengruppe	524,322
	Notes
	4.625% January 20, 2011
		$1,062,475

FOREIGN GOVERNMENTS --- 0.47%
500,000	Government of Italy	501,337
	4.500% January 21, 2015
300,000	Government of Italy	342,110
	6.875% September 27, 2023
500,000	Government of Mexico	470,900
	6.750% September 27, 2034
		$1,314,347

GOLD, METALS & MINING --- 0.17%
500,000	BHP Finance USA Ltd	481,686
	Notes
	5.250% December 15, 2015
		$481,686

HEALTH CARE RELATED --- 0.52%
500,000	Roche Holdings Inc §	511,764
	Notes
	5.000% March 1, 2014
500,000	UnitedHealth Group Inc	484,260
	Notes
	5.000% August 15, 2014
500,000	WellPoint Inc	456,228
	Notes
	5.250% January 15, 2016
		$1,452,252

HOUSEHOLD GOODS --- 0.36%
500,000	Procter & Gamble Co	509,275
	Senior Notes
	5.550% March 5, 2037
500,000	Stanley Works	509,205
	Notes
	6.150% October 1, 2013
		$1,018,480

INSURANCE RELATED --- 0.87%
500,000	Allstate Corp	338,935
	Bonds
	5.350% June 1, 2033
500,000	American International Group Inc	175,453
	Bonds
	6.250% May 1, 2036
500,000	Berkshire Hathaway Finance Corp	514,175
	Notes
	5.000% August 15, 2013
1,000,000	Hartford Financial Services Group Inc	571,745
	Senior Notes
	6.300% March 15, 2018
500,000	MetLife Inc	495,607
	Senior Notes
	6.125% December 1, 2011
500,000	Prudential Financial Inc	341,560
	Notes
	6.100% June 15, 2017
		$2,437,475

INVESTMENT BANK/BROKERAGE FIRM --- 1.59%
500,000	Bear Stearns Cos Inc	475,214
	Senior Unsecured Notes
	5.700% November 15, 2014
500,000	BlackRock Inc	480,450
	Notes
	6.250% September 15, 2017
500,000	Credit Suisse First Boston USA Inc	510,851
	Notes
	6.500% January 15, 2012
500,000	Goldman Sachs Capital I	295,184
	Notes
	6.345% February 15, 2034

500,000	Goldman Sachs Group Inc	521,891
	Notes
	3.250% June 15, 2012
500,000	Goldman Sachs Group Inc	450,877
	Senior Notes
	5.750% October 1, 2016
500,000	Goldman Sachs Group Inc	456,709
	Senior Notes
	6.150% April 1, 2018
500,000	Lehman Brothers Holdings Inc **	63,750
	Notes
	4.800% March 13, 2014
500,000	Merrill Lynch & Co Inc	306,697
	Notes
	6.050% May 16, 2016
500,000	Morgan Stanley	408,789
	Notes
	4.750% April 1, 2014
500,000	Morgan Stanley	476,753
	Senior Unsecured Notes
	6.625% April 1, 2018
		$4,447,165

MACHINERY --- 0.36%
500,000	Caterpillar Inc	486,529
	Senior Notes
	5.700% August 15, 2016
500,000	Dover Corp	508,191
	Notes
	4.875% October 15, 2015
		$994,720

OIL & GAS --- 1.7691%
500,000	ConocoPhillips	520,077
	Notes
	4.750% February 1, 2014
500,000	ConocoPhillips	456,241
	Bonds
	5.900% October 15, 2032
500,000	Hess Corp	513,766
	Senior Unsecured Notes
	7.000% February 15, 2014
500,000	Marathon Oil Corp	507,640
	Senior Notes
	6.500% February 15, 2014
500,000	PEMEX Project Funding Master Trust	357,500
	Bonds
	6.625% June 15, 2035
500,000	Shell International Finance	535,880
	Notes
	5.625% June 27, 2011
250,000	Smith International Inc	254,444
	Senior Unsecured Notes
	8.625% March 15, 2014

250,000	Sunoco Logistics Partners Operations LP	255,569
	Notes
	8.750% February 15, 2014
500,000	Valero Energy Corp	429,950
	Senior Unsecured Notes
	6.125% June 15, 2017
500,000	Valero Energy Corp	392,220
	Unsecured Notes
	7.500% April 15, 2032
500,000	XTO Energy Inc	523,671
	Senior Notes
	7.500% April 15, 2012
		$4,746,958

OTHER ASSET-BACKED --- 1.15%
500,000	ACE Securities Corp §	434,276
	Series 2007-D1 Class A2
	6.336% February 25, 2038
1,000,000	Bank of America Credit Card Trust †	976,555
	Series 2006-C4 Class C4
	1.425% November 15, 2011
1,000,000	Citicorp Residential Mortgage Securities Inc	727,640
	Series 2006-1 Class A6
	5.836% July 25, 2036
894,028	Countrywide Asset Backed Certificates	399,239
	Series 2006-S8 Class A6
	5.505% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	463,500
	Series 2006-HI5 Class A3
	5.500% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	232,046
	Series 2006-HI2 Class A3
	5.790% February 25, 2036
		$3,233,256

PAPER & FOREST PRODUCTS --- 0.30%
500,000	International Paper Co	351,717
	Unsecured Notes
	5.300% April 1, 2015
500,000	Weyerhaeuser Co	480,946
	Unsecured Notes
	6.750% March 15, 2012
		$832,663

PERSONAL LOANS --- 0.46%
500,000	American Express Co	441,071
	Senior Notes
	7.000% March 19, 2018
500,000	American Express Credit Corp	477,627
	Notes
	5.000% December 2, 2010
500,000	HSBC Finance Corp	370,497
	Notes
	5.000% June 30, 2015
		$1,289,195

PHARMACEUTICALS --- 0.56%
500,000	Pfizer Inc	527,523
	Senior Notes
	5.350% March 15, 2015
500,000	Schering-Plough Corp	515,472
	Unsecured Notes
	6.000% September 15, 2017
500,000	Wyeth	525,208
	Notes
	5.500% February 1, 2014
		$1,568,203

POLLUTION CONTROL --- 0.09%
250,000	Waste Management Inc	250,031
	Notes
	6.375% March 11, 2015
		$250,031

PRINTING & PUBLISHING --- 0.17%
500,000	Thomson Reuters Corp	488,384
	Notes
	5.950% July 15, 2013
		$488,384

RAILROADS --- 1.05%
500,000	Burlington Northern Santa Fe Corp	535,083
	Senior Notes
	7.000% February 1, 2014
500,000	Canadian National Railway Co	516,487
	Bonds
	5.850% November 15, 2017
500,000	CSX Corp	420,595
	Unsecured Notes
	5.600% May 1, 2017
500,000	Norfolk Southern Corp §	502,376
	Senior Unsecured Notes
	5.750% January 15, 2016
500,000	Union Pacific Corp	502,783
	Unsecured Notes
	5.375% May 1, 2014
500,000	Union Pacific Corp	473,695
	Debentures
	6.625% February 1, 2029
		$2,951,019

RETAIL --- 1.09%
512,093	CVS Pass-Through Trust §	517,046
	Pass Thru Certificates
	7.770% January 10, 2012
500,000	Home Depot Inc	449,450
	Senior Notes
	5.400% March 1, 2016
500,000	Kroger Co	525,256
	Notes
	6.200% June 15, 2012

500,000	Safeway Inc	512,408
	Senior Unsecured Notes
	6.350% August 15, 2017
500,000	Target Corp	534,201
	Notes
	5.875% March 1, 2012
500,000	Wal-Mart Stores Inc	509,337
	Senior Notes
	6.875% August 10, 2009
		$3,047,698

SUPRANATIONALS --- 0.38%
500,000	European Investment Bank	530,409
	Bonds
	5.125% September 13, 2016
500,000	Inter-American Development Bank	522,564
	Bonds
	7.375% January 15, 2010
		$1,052,973

TELEPHONE & TELECOMMUNICATIONS --- 1.62%
500,000	AT&T Inc	501,096
	Notes
	5.625% June 15, 2016
500,000	British Telecommunications PLC ††	454,457
	Step Bond 0% - 9.625%
	9.125% December 15, 2030
500,000	Deutsche Telekom International Finance BV	534,154
	Bonds
	8.250% June 15, 2030
1,000,000	Rogers Communications Inc	999,478
	Senior Notes
	6.800% August 15, 2018
500,000	Verizon New Jersey Inc	513,727
	Debentures
	5.875% January 17, 2012
500,000	Verizon Wireless Capital LLC §	500,418
	Senior Unsecured Notes
	5.550% February 1, 2014
500,000	Verizon Wireless Capital LLC §	536,085
	Notes
	7.375% November 15, 2013
500,000	Vodafone Group PLC	495,544
	Notes
	5.625% February 27, 2017
		$4,534,959

TRANSPORTATION --- 0.16%
500,000	Ryder System Inc	450,354
	Senior Unsecured Notes
	7.200% September 1, 2015
		$450,354

U.S. GOVERNMENTS --- 21.37%
1,000,000	United States of America	1,070,156
	4.500% February 28, 2011

600,000	United States of America	695,813
	4.500% November 15, 2015
500,000	United States of America	543,594
	4.875% May 31, 2011
1,000,000	United States of America	1,176,641
	4.875% August 15, 2016
1,000,000	United States of America	1,096,406
	5.125% June 30, 2011
1,500,000	United States of America	1,594,101
	4.500% November 15, 2010
500,000	United States of America	524,531
	4.125% August 15, 2010
2,000,000	United States of America	2,085,390
	3.875% July 15, 2010
500,000	United States of America	569,687
	4.250% August 15, 2015
1,000,000	United States of America ‡	1,056,914
	4.250% October 15, 2010
500,000	United States of America	523,769
	3.875% September 15, 2010
500,000	United States of America	546,640
	4.625% October 31, 2011
2,400,000	United States of America	2,575,500
	3.500% February 15, 2018
2,000,000	United States of America	2,167,656
	3.625% December 31, 2012
1,000,000	United States of America	1,044,688
	2.500% March 31, 2013
2,000,000	United States of America	2,016,250
	1.375% February 15, 2012
1,500,000	United States of America	1,542,363
	2.750% July 31, 2010
2,200,000	United States of America	2,396,625
	3.875% October 31, 2012
2,400,000	United States of America	2,504,906
	4.500% May 15, 2010
800,000	United States of America	873,625
	4.500% November 30, 2011
1,100,000	United States of America	1,227,187
	4.875% June 30, 2012
1,000,000	United States of America	1,095,156
	4.125% August 31, 2012
1,000,000	United States of America	1,169,688
	4.750% August 15, 2017
2,400,000	United States of America	2,684,626
	4.000% February 15, 2015
1,400,000	United States of America	1,977,500
	7.250% August 15, 2022
900,000	United States of America	1,331,719
	8.000% November 15, 2021
500,000	United States of America	703,125
	7.125% February 15, 2023
600,000	United States of America	860,063
	6.875% August 15, 2025
800,000	United States of America	1,052,500
	6.250% August 15, 2023

1,750,000	United States of America	2,593,281
	8.125% May 15, 2021
500,000	United States of America	725,000
	8.125% August 15, 2019
1,350,000	United States of America	1,779,153
	7.250% May 15, 2016
300,000	United States of America	447,938
	8.500% February 15, 2020
400,000	United States of America	610,250
	8.750% August 15, 2020
600,000	United States of America	913,687
	8.750% May 15, 2020
900,000	United States of America	1,240,031
	6.375% August 15, 2027
2,000,000	United States of America	2,215,624
	4.875% February 15, 2012
800,000	United States of America ‡	879,250
	5.000% August 15, 2011
1,000,000	United States of America	1,105,625
	4.375% August 15, 2012
1,500,000	United States of America	1,668,867
	4.000% February 15, 2014
800,000	United States of America	896,375
	4.250% August 15, 2013
500,000	United States of America	535,567
	5.750% August 15, 2010
1,300,000	United States of America	1,804,156
	6.250% May 15, 2030
900,000	United States of America	1,209,937
	6.125% November 15, 2027
700,000	United States of America	882,547
	5.375% February 15, 2031
500,000	United States of America	599,063
	4.750% February 15, 2037
900,000	United States of America	1,036,969
	4.500% February 15, 2036
		$59,850,139

UTILITIES --- 0.37%
500,000	Duke Energy Corp	516,736
	Notes
	5.300% October 1, 2015
500,000	ONEOK Inc	508,140
	Senior Notes
	7.125% April 15, 2011
		$1,024,876

TOTAL BONDS --- 97.86%		$274,046,674
(Cost $270,972,722)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreements

3,030,000	Undivided interest of 8.66% in a repurchase agreement (Principal Amount/Value $35,000,000 with a maturity value of $35,000,146) with Credit Suisse, 0.15%, dated 3/31/09, to be repurchased at $3,030,013 on 04/01/09, collateralized by Freddie Mac, 6.00%, 3/01/39, with a value of $35,703,182.	3,030,000

TOTAL SHORT-TERM INVESTMENTS --- 1.08%		$3,030,000
(Cost $3,030,000)

SECURITIES LENDING COLLATERAL

2,973,022	Deutsche Bank Securities Inc	2,973,022
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.06%		$2,973,022
(Cost $2,973,022)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%		$280,049,696
(Cost $276,975,744)

Legend

*	Security is an agency note with maturity date and interest rate indicated.
†	Represents the current interest rate for variable rate security.
‡	A portion or all of the security is on loan at March 31, 2009.
§

The Maxim Bond Index Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2009 were $6,536,482, $5,752,972 and 2.07%, respectively.

**	Security in default at March 31, 2009.
††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description		Level 1	Level 2	Level 3	Total
Assets
Bonds	$		$273,234,628	$812,046	$274,046,674
Short-term investments		6,030,022			6,003,022
Total		$6,030,022	$273,234,628	$812,046	$280,049,696

At March 31, 2009, the U.S. Federal income tax cost basis was $273,696,707. The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,275,258 and gross depreciation of securities in which there was an excess of tax cost over value of $8,895,291, resulting in net appreciation of $3,379,967.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.63%
100,000	Alliant Techsystems Inc	95,000
	Senior Subordinated Notes
	6.750% April 1, 2016
150,000	Embraer Overseas Ltd	121,500
	Notes
	6.375% January 24, 2017
100,000	L-3 Communications Corp	94,500
	Senior Subordinated Notes
	6.125% January 15, 2014
300,000	Lockheed Martin Corp	309,757
	Senior Notes
	4.121% March 14, 2013
250,000	Raytheon Co	262,290
	Senior Unsecured Notes
	5.375% April 1, 2013
75,000	Sequa Corp *	11,250
	Senior Notes
	11.750% December 1, 2015
		$894,297

AGENCY --- 39.58%
242,367	Fannie Mae	248,021
	4.500% August 1, 2035
936,439	Fannie Mae	973,091
	5.500% March 1, 2036
872,501	Fannie Mae	912,896
	6.000% February 1, 2036
1,245,824	Fannie Mae	1,298,479
	5.500% July 1, 2033
752,519	Fannie Mae	793,623
	6.500% August 1, 2037
633,620	Fannie Mae	662,186
	5.000% February 1, 2018
911,881	Fannie Mae	945,582
	4.500% June 1, 2018
2,325,191	Fannie Mae	2,431,260
	6.000% March 1, 2037
4,433,190	Fannie Mae †	4,583,450
	5.543% March 1, 2047
21,462	Fannie Mae	22,634
	6.500% April 1, 2037
757,039	Fannie Mae	798,432
	6.500% June 1, 2036
1,494,430	Fannie Mae	1,562,602
	6.000% August 1, 2037
1,936,101	Fannie Mae	2,025,741
	6.000% February 1, 2037

2,500,000	Federal Home Loan Bank ‡	2,731,543
	5.000% November 17, 2017
2,134,256	Freddie Mac	2,219,397
	5.500% August 1, 2035
444,000	Freddie Mac	453,859
	4.500% November 1, 2035
252,482	Freddie Mac	264,369
	6.000% April 1, 2035
134,452	Freddie Mac	142,059
	6.500% February 1, 2036
1,500,000	Freddie Mac	1,612,605
	4.125% September 27, 2013
750,000	Freddie Mac ‡ §	1,000,393
	6.750% March 15, 2031
222,240	Freddie Mac	233,397
	6.000% November 1, 2033
563,771	Freddie Mac	576,290
	4.500% May 1, 2035
1,691,289	Freddie Mac	1,770,027
	6.000% July 1, 2038
272,113	Freddie Mac	286,631
	6.000% May 1, 2021
424,534	Freddie Mac	433,962
	4.500% March 1, 2036
629,131	Freddie Mac	666,299
	7.000% August 1, 2037
2,001,840	Freddie Mac	2,079,509
	5.500% August 1, 2036
1,292,724	Freddie Mac	1,342,880
	5.500% June 1, 2036
576,443	Freddie Mac	603,312
	6.000% August 1, 2037
5,535,034	Freddie Mac	5,716,923
	5.000% April 1, 2037
7,449,942	Freddie Mac	7,738,572
	5.500% May 1, 2038
2,096,103	Freddie Mac †	2,147,075
	5.573% May 1, 2037
792,554	Freddie Mac †	824,367
	5.916% July 1, 2036
646,396	Freddie Mac	677,331
	5.500% February 1, 2018
3,576,603	Freddie Mac	3,715,170
	5.500% August 1, 2038
181,547	Freddie Mac	187,027
	4.500% July 1, 2021
388,629	Freddie Mac	403,417
	5.000% March 1, 2022
324,699	Freddie Mac	339,884
	6.000% March 1, 2036
160,562	Freddie Mac	165,408
	4.500% April 1, 2021
453,679	Freddie Mac	461,873
	4.000% December 1, 2020
		$56,051,576

AIR FREIGHT --- 0.14%
195,000	FedEx Corp	196,569
	Notes
	5.500% August 15, 2009
		$196,569

AIRLINES --- 0.05%
100,000	Southwest Airlines Co	76,172
	Debentures
	7.375% March 1, 2027
		$76,172

AUTO PARTS & EQUIPMENT --- 0.02%
50,000	Cooper-Standard Automotive Inc	3,500
	Notes
	8.375% December 15, 2014
50,000	Tenneco Inc	9,250
	Notes
	8.625% November 15, 2014
50,000	United Components Inc	19,500
	Notes
	9.375% June 15, 2013
		$32,250

AUTOMOBILES --- 0.34%
300,000	DaimlerChrysler NA Holding Corp	291,373
	Notes
	4.875% June 15, 2010
185,000	DaimlerChrysler NA Holding Corp	167,620
	Notes
	6.500% November 15, 2013
75,000	General Motors Corp	9,375
	Debentures
	8.375% July 15, 2033
100,000	General Motors Corp	11,500
	Debentures
	7.400% September 1, 2025
		$479,868

BANKS --- 1.58%
200,000	BB&T Corp	179,327
	Notes
	5.200% December 23, 2015
750,000	Marshall & Ilsley Bank	725,958
	Notes
	4.400% March 15, 2010
250,000	PNC Funding Corp	230,184
	Notes
	5.625% February 1, 2017
150,000	Popular North America Inc	149,876
	Notes
	5.650% April 15, 2009
250,000	US Bank NA	243,371
	Notes
	4.950% October 30, 2014

700,000	Wachovia Bank NA	581,834
	Notes
	4.800% November 1, 2014
200,000	Zions Bancorp	130,144
	Notes
	5.500% November 16, 2015
		$2,240,694

BIOTECHNOLOGY --- 0.14%
200,000	Genentech Inc	199,896
	Senior Notes
	4.750% July 15, 2015
		$199,896

BROADCAST/MEDIA --- 2.12%
300,000	British Sky Broadcasting Group PLC	303,758
	Senior Notes
	8.200% July 15, 2009
50,000	CCH II LLC **	45,000
	Senior Notes
	10.250% September 15, 2010
100,000	Cinemark Inc	94,250
	Senior Notes
	14.570% March 15, 2014
600,000	Comcast Cable Communications LLC	624,479
	Senior Unsecured Notes
	7.125% June 15, 2013
250,000	Cox Communications Inc	248,869
	Unsecured Notes
	7.125% October 1, 2012
350,000	Cox Communications Inc	314,804
	Notes
	5.450% December 15, 2014
100,000	DIRECTV Holdings LLC/DIRECTV Financing Co Inc	101,125
	Notes
	8.375% March 15, 2013
100,000	DISH DBS Corp	89,500
	Notes
	6.625% October 1, 2014
50,000	Kabel Deutschland GmbH	50,500
	Notes
	10.625% July 1, 2014
50,000	Newport Television LLC/NTV Finance Corp *	1,750
	Senior Notes
	13.000% March 15, 2017
500,000	News America Holdings Inc	530,471
	Debentures
	9.250% February 1, 2013
75,000	Nexstar Broadcasting Inc	32,625
	Notes
	7.000% January 15, 2014
200,000	Time Warner Cable Inc	179,299
	Notes
	5.850% May 1, 2017
250,000	Time Warner Cable Inc	265,456
	Notes
	8.750% February 14, 2019

50,000	Time Warner Inc	50,746
	Notes
	6.750% April 15, 2011
50,000	Univision Communications Inc *	5,000
	Senior Notes
	9.750% March 15, 2015
50,000	Videotron Ltee	45,313
	Notes
	6.375% December 15, 2015
50,000	XM Satellite Radio Inc *	22,875
	Senior Notes
	13.000% August 1, 2013
		$3,005,820

BUILDING MATERIALS --- 0.06%
50,000	Interline Brands Inc	44,750
	Senior Subordinated Notes
	8.125% June 15, 2014
50,000	Nortek Inc	20,875
	Senior Notes
	10.000% December 1, 2013
50,000	Ply Gem Industries Inc	22,250
	Notes
	11.750% June 15, 2013
		$87,875

CHEMICALS --- 1.09%
50,000	Airgas Inc *	48,000
	Notes
	7.125% October 1, 2018
384,000	Albemarle Corp	329,969
	Senior Unsecured Notes
	5.100% February 1, 2015
50,000	Chemtura Corp ** ~	22,500
	Notes
	6.875% June 1, 2016
325,000	EI du Pont de Nemours & Co	338,469
	Senior Unsecured Notes
	5.000% January 15, 2013
50,000	Koppers Holdings Inc ††	40,750
	Step Bond 0% - 9.875%
	9.875% November 15, 2014
100,000	Nalco Co	96,000
	Senior Subordinated Notes
	8.875% November 15, 2013
250,000	Praxair Inc	259,482
	Senior Unsecured Notes
	4.625% March 30, 2015
200,000	Rohm & Haas Co	166,148
	Senior Unsecured Notes
	6.000% September 15, 2017
225,000	RPM International Inc	198,101
	Notes
	6.500% February 15, 2018

50,000	Terra Capital Inc	46,000
	Notes
	7.000% February 1, 2017
		$1,545,419

COMMERCIAL MORTGAGE BACKED --- 6.89%
500,000	Banc of America Commercial Mortgage Inc †	355,090
	5.745% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,583,712
	5.381% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust †	1,932,688
	5.886% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,310,402
	5.293% December 11, 2049
450,000	Credit Suisse First Boston Mortgage Securities Corp †	418,329
	5.207% December 15, 2040
1,200,000	Credit Suisse Mortgage Capital Certificates	1,021,671
	5.439% September 15, 2039
750,000	JP Morgan Chase Commercial Mortgage Securities Corp †	616,629
	5.747% February 12, 2049
750,000	LB-UBS Commercial Mortgage Trust †	555,527
	6.149% April 15, 2041
200,000	Merrill Lynch Mortgage Trust	152,630
	5.425% February 12, 2051
200,000	Merrill Lynch Mortgage Trust †	90,282
	6.266% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust	824,122
	5.331% March 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust †	573,196
	5.485% March 12, 2051
440,000	Morgan Stanley Capital I	322,887
	5.332% December 15, 2043
		$9,757,165

COMMUNICATIONS - EQUIPMENT --- 0.45%
275,000	Cisco Systems Inc	290,757
	Notes
	5.250% February 22, 2011
400,000	Harris Corp	350,773
	Unsubordinated Notes
	5.950% December 1, 2017
		$641,530

COMPUTER HARDWARE & SYSTEMS --- 1.19%
50,000	Activant Solutions Inc	30,625
	Notes
	9.500% May 1, 2016
500,000	Dell Inc	453,210
	Debentures
	7.100% April 15, 2028
150,000	Hewlett-Packard Co	159,743
	Senior Unsecured Notes
	6.125% March 1, 2014
200,000	Hewlett-Packard Co	205,039
	Unsecured Notes
	5.400% March 1, 2017

175,000	Hewlett-Packard Co	183,752
	Bonds
	5.250% March 1, 2012
500,000	International Business Machines Corp	573,597
	Notes
	7.625% October 15, 2018
100,000	Seagate Technology HDD Holdings	58,000
	Notes
	6.800% October 1, 2016
32,000	SMART Modular Technologies Inc †	25,280
	Notes
	9.383% April 1, 2012
		$1,689,246

COMPUTER SOFTWARE & SERVICES --- 0.59%
100,000	BMC Software Inc	90,430
	Unsecured Notes
	7.250% June 1, 2018
100,000	Cisco Systems Inc	105,814
	Senior Notes
	5.500% February 22, 2016
50,000	CompuCom Systems Inc *	29,000
	Senior Subordinated Notes
	12.500% October 1, 2015
50,000	Open Solutions Inc *	7,562
	Senior Subordinated Notes
	9.750% February 1, 2015
100,000	Oracle Corp	99,738
	Senior Notes
	6.500% April 15, 2038
250,000	Oracle Corp	260,905
	Senior Notes
	5.750% April 15, 2018
50,000	SERENA Software Inc	29,750
	Notes
	10.375% March 15, 2016
50,000	SS&C Technologies Inc	42,500
	Notes
	11.750% December 1, 2013
100,000	SunGard Data Systems Inc *	87,500
	Senior Notes
	10.625% May 15, 2015
100,000	SunGard Data Systems Inc	70,000
	Notes
	10.250% August 15, 2015
50,000	Unisys Corp	13,062
	Senior Notes
	12.500% January 15, 2016
		$836,261

CONGLOMERATES --- 0.60%
850,000	General Electric Co	850,095
	Unsecured Notes
	5.000% February 1, 2013
		$850,095

CONTAINERS --- 0.04%
50,000	Rock-Tenn Co	49,875
	Senior Notes
	9.250% March 15, 2016
		$49,875

CONTAINERS --- 0.15%
50,000	Berry Plastics Corp	28,000
	Notes
	8.875% September 15, 2014
100,000	Crown Americas Inc	100,500
	Senior Notes
	7.750% November 15, 2015
125,000	Graphic Packaging International Inc	89,375
	Notes
	9.500% August 15, 2013
		$217,875

DISTRIBUTORS --- 0.26%
50,000	Baker & Taylor Inc *	12,000
	Notes
	11.500% July 1, 2013
50,000	NBC Acquisition Corp	19,188
	Notes
	11.000% March 15, 2013
75,000	Nebraska Book Co	42,000
	Notes
	8.625% March 15, 2012
50,000	School Specialty Inc	42,250
	Convertible
	3.750% August 1, 2023
75,000	SGS International Inc	41,063
	Senior Subordinated Notes
	12.000% December 15, 2013
200,000	SYSCO Corp	205,377
	Unsecured Notes
	4.200% February 12, 2013
		$361,878

ELECTRIC COMPANIES --- 3.11%
200,000	AmerenUE	184,483
	Notes
	6.000% April 1, 2018
250,000	Cleveland Electric Illuminating Co	192,746
	Senior Notes
	5.950% December 15, 2036
450,000	Commonwealth Edison Co	426,347
	Notes
	5.800% March 15, 2018
300,000	Consolidated Edison Co of New York	294,856
	Debentures
	5.500% September 15, 2016
100,000	Edison Mission Energy	73,000
	Unsecured Notes
	7.000% May 15, 2017
500,000	Exelon Generation Co LLC	468,280
	Notes
	5.350% January 15, 2014

300,000	FPL Group Capital Inc	307,011
	Notes
	5.350% June 15, 2013
75,000	Inergy LP/Inergy Finance Corp	69,375
	Senior Notes
	6.875% December 15, 2014
75,000	Intergen NV *	67,875
	Notes
	9.000% June 30, 2017
300,000	MidAmerican Energy Co	301,762
	Unsecured Notes
	4.650% October 1, 2014
200,000	Northern States Power Co	203,752
	Notes
	5.250% March 1, 2018
500,000	Pacific Gas & Electric Co	507,717
	Senior Unsecured Notes
	4.200% March 1, 2011
125,000	PPL Energy Supply LLC	86,296
	Senior Unsecured Notes
	6.000% December 15, 2036
350,000	PSE&G Power LLC	366,259
	Bonds
	7.750% April 15, 2011
300,000	PSI Energy Inc	303,699
	Bonds
	6.050% June 15, 2016
200,000	Texas Competitive Electric Holdings Co LLC	100,000
	Bonds
	10.250% November 1, 2015
200,000	Virginia Electric & Power Co	204,821
	Senior Unsecured Notes
	5.100% November 30, 2012
300,000	Westar Energy Inc	241,635
	Notes
	5.875% July 15, 2036
		$4,399,914

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.65%
50,000	Baldor Electric Co	39,625
	Senior Notes
	8.625% February 15, 2017
75,000	Belden Inc	61,500
	Notes
	7.000% March 15, 2017
90,000	Emerson Electric Co	90,998
	Senior Unsecured Notes
	4.875% October 15, 2019
200,000	Emerson Electric Co	213,884
	Notes
	5.750% November 1, 2011
100,000	General Cable Corp	82,000
	Notes
	7.125% April 1, 2017

120,000	Hubbell Inc	120,493
	Notes
	5.950% June 1, 2018
110,000	Koninklijke Philips Electronics NV	108,143
	Unsecured Notes
	5.750% March 11, 2018
50,000	Sensus Metering Systems Inc	41,875
	Senior Subordinated Notes
	8.625% December 15, 2013
200,000	Tyco Electronics Group SA	163,946
	Notes
	5.950% January 15, 2014
		$922,464

ELECTRONICS - SEMICONDUCTOR --- 0.18%
50,000	Freescale Semiconductor Inc	10,500
	Notes
	8.875% December 15, 2014
50,000	Freescale Semiconductor Inc	3,750
	Notes
	9.125% December 15, 2014
300,000	KLA-Tencor Corp	237,138
	Unsecured Notes
	6.900% May 1, 2018
		$251,388

FINANCIAL SERVICES --- 3.20%
50,000	AAC Group Holding Corp *	28,250
	Bonds
	10.250% October 1, 2012
50,000	ALH Finance LLC	42,250
	Notes
	8.500% January 15, 2013
350,000	American Honda Finance Corp *	314,669
	Notes
	4.625% April 2, 2013
250,000	Bank of America Corp	219,488
	Senior Notes
	5.375% June 15, 2014
500,000	Boeing Capital Corp	527,316
	Notes
	6.500% February 15, 2012
300,000	Capital One Capital IV †	102,301
	Notes
	6.745% February 17, 2037
75,000	CEVA Group PLC *	28,687
	Senior Notes
	10.000% September 1, 2014
150,000	Citigroup Inc	127,826
	Senior Notes
	5.125% May 5, 2014
225,000	Ford Motor Credit Co	170,319
	Senior Notes
	9.875% August 10, 2011
50,000	Fox Acquisition Sub LLC *	12,000
	Senior Notes
	13.375% July 15, 2016

300,000	General Electric Capital Corp	266,285
	Notes
	4.875% March 4, 2015
63,000	GMAC LLC *	43,515
	Company Guaranteed Notes
	7.000% February 1, 2012
142,000	GMAC LLC *	100,908
	Notes
	6.875% September 15, 2011
50,000	Hexion US Financial Corp/Hexion Nova Scotia Finance ULC	11,000
	Notes
	9.750% November 15, 2014
200,000	Household Finance Corp	160,540
	Notes
	7.000% May 15, 2012
500,000	HSBC Finance Capital Trust IX †	100,095
	Bonds
	7.548% November 30, 2035
50,000	Icahn Enterprises LP	39,750
	Notes
	7.125% February 15, 2013
200,000	International Lease Finance Corp	146,101
	Notes
	4.875% September 1, 2010
250,000	Invesco Ltd	192,129
	Notes
	5.625% April 17, 2012
50,000	Janus Capital Group Inc	24,786
	Notes
	6.700% June 15, 2017
50,000	Janus Capital Group Inc	31,696
	Notes
	6.250% June 15, 2012
500,000	JPMorgan Chase & Co	505,042
	Senior Notes
	6.000% January 15, 2018
400,000	National Rural Utilities Cooperative Finance Corp	365,646
	Bonds
	5.450% February 1, 2018
75,000	Nuveen Investments Inc *	21,000
	Senior Notes
	10.500% November 15, 2015
50,000	Petroplus Finance Ltd *	36,000
	Notes
	7.000% May 1, 2017
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp ‡	35,000
	Notes
	10.625% April 1, 2017
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp	39,750
	Notes
	9.250% April 1, 2015
200,000	Textron Financial Corp	122,182
	Unsecured Notes
	5.400% April 28, 2013
250,000	Textron Financial Corp * †	42,500
	Bonds
	6.000% February 15, 2067

500,000	Xstrata Finance Canada Ltd *	415,000
	Bonds
	5.500% November 16, 2011
100,000	Yankee Acquisition Corp ‡	48,000
	Senior Notes
	9.750% February 15, 2017
500,000	ZFS Finance USA Trust I * †	216,103
	Bonds
	6.150% December 15, 2065
		$4,536,134

FOOD & BEVERAGES --- 1.80%
50,000	B&G Foods Inc	46,750
	Senior Notes
	8.000% October 1, 2011
450,000	Bottling Group LLC	478,098
	Notes
	5.500% April 1, 2016
100,000	Coca-Cola Co	101,056
	Senior Notes
	4.875% March 15, 2019
75,000	Constellation Brands Inc	71,250
	Notes
	7.250% May 15, 2017
100,000	Dean Foods Co ‡	95,000
	Notes
	7.000% June 1, 2016
220,000	General Mills Inc	226,220
	Notes
	5.700% February 15, 2017
300,000	Kellogg Co	304,174
	Unsecured Notes
	4.250% March 6, 2013
250,000	Kraft Foods Inc	259,819
	Notes
	5.250% October 1, 2013
400,000	Kraft Foods Inc	422,054
	Notes
	6.250% June 1, 2012
100,000	Michael Foods Inc	89,000
	Notes
	8.000% November 15, 2013
250,000	PepsiCo Inc	265,393
	Senior Notes
	4.650% February 15, 2013
50,000	Pilgrims Pride Corp **	18,750
	Senior Subordinated Notes
	8.375% May 1, 2017
50,000	Pilgrim's Pride Corp **	32,125
	Notes
	7.625% May 1, 2015
50,000	Reddy Ice Holdings Inc	24,000
	Senior Notes
	10.500% November 1, 2012
50,000	Smithfield Foods Inc	31,000
	Senior Notes
	7.750% July 1, 2017

50,000	Smithfield Foods Inc	33,500
	Senior Notes
	7.750% May 15, 2013
50,000	Tyson Foods Inc *	51,000
	Unsecured Notes
	10.500% March 1, 2014
		$2,549,189

FOREIGN GOVERNMENTS --- 1.01%
123,764	Government of Argentina	33,416
	8.280% December 31, 2033
160,000	Government of Brazil	177,600
	8.250% January 20, 2034
100,000	Government of Colombia	101,200
	7.375% January 27, 2017
100,000	Government of Indonesia	67,589
	6.625% February 17, 2037
100,000	Government of Indonesia *	108,750
	11.625% March 4, 2019
301,000	Government of Mexico	283,482
	6.750% September 27, 2034
100,000	Government of Peru	89,500
	6.550% March 14, 2037
220,800	Government of Russia	208,199
	5.319% March 31, 2030
100,000	Government of Turkey	97,400
	7.000% September 26, 2016
250,000	Government of Venezuela	128,125
	9.375% January 13, 2034
300,000	Government of Venezuela	135,000
	7.650% April 21, 2025
		$1,430,261

GOLD, METALS & MINING --- 1.06%
200,000	Alcoa Inc	132,325
	Notes
	5.550% February 1, 2017
50,000	Aleris International Inc **	35
	Notes
	9.000% December 15, 2014
315,000	ArcelorMittal	227,887
	Senior Unsecured Notes
	6.125% June 1, 2018
500,000	BHP Billiton Finance USA Ltd	488,114
	Notes
	4.800% April 15, 2013
250,000	BHP Finance USA Ltd	240,843
	Notes
	5.250% December 15, 2015
300,000	Newmont Mining Corp	229,097
	Notes
	5.875% April 1, 2035
100,000	Rio Tinto Finance USA Ltd	89,672
	Notes
	5.875% July 15, 2013

100,000	Rio Tinto Finance USA Ltd	87,516
	Notes
	6.500% July 15, 2018
		$1,495,489

HEALTH CARE RELATED --- 1.10%
400,000	Aetna Inc	395,536
	Notes
	5.750% June 15, 2011
225,000	CIGNA Corp	198,207
	Senior Unsecured Notes
	6.350% March 15, 2018
50,000	CRC Health Corp	31,500
	Notes
	10.750% February 1, 2016
250,000	HCA Inc	199,375
	Notes
	9.625% November 15, 2016
50,000	National Mentor Holdings Inc	41,500
	Notes
	11.250% July 1, 2014
50,000	Omnicare Inc	44,750
	Senior Subordinated Notes
	6.875% December 15, 2015
200,000	Quest Diagnostics Inc	190,868
	Notes
	6.400% July 1, 2017
50,000	United Surgical Partners International Inc	34,500
	Notes
	9.250% May 1, 2017
400,000	UnitedHealth Group Inc	384,304
	Notes
	6.000% February 15, 2018
75,000	Viant Holdings Inc *	36,750
	Notes
	10.125% July 15, 2017
		$1,557,290

HOTELS/MOTELS --- 0.19%
50,000	Fontainebleau Las Vegas *	1,500
	Notes
	10.750% June 15, 2015
50,000	MGM Mirage *	37,250
	Notes
	13.000% November 15, 2013
75,000	MGM Mirage	26,250
	Notes
	5.875% February 27, 2014
100,000	MGM Mirage	10,500
	Bonds
	8.375% February 1, 2011
50,000	Royal Caribbean Cruises Ltd	28,063
	Senior Unsecured Notes
	7.000% June 15, 2013
50,000	Seminole Hard Rock Entertainment Inc * †	26,000
	Notes
	4.496% March 15, 2014

150,000	Wyndham Worldwide Corp	76,431
	Senior Notes
	6.000% December 1, 2016
75,000	Wynn Las Vegas LLC ‡	56,625
	Notes
	6.625% December 1, 2014
		$262,619

HOUSEHOLD GOODS --- 0.13%
50,000	Sealy Mattress Co	18,375
	Senior Subordinated Notes
	8.250% June 15, 2014
200,000	Whirlpool Corp	164,641
	Notes
	5.500% March 1, 2013
		$183,016

INDEPENDENT POWER PRODUCER --- 0.11%
50,000	Dynegy Holdings Inc	32,500
	Unsecured Notes
	7.750% June 1, 2019
125,000	NRG Energy Inc	116,250
	Senior Notes
	7.375% February 1, 2016
		$148,750

INSURANCE RELATED --- 1.91%
200,000	ACE INA Holdings Inc	186,456
	Notes
	5.600% May 15, 2015
175,000	ACE INA Holdings Inc	158,601
	Notes
	5.700% February 15, 2017
375,000	Allstate Corp	336,520
	Notes
	5.000% August 15, 2014
500,000	AXA	352,585
	Unsecured Notes
	8.600% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	302,918
	Notes
	4.850% January 15, 2015
210,000	Chubb Corp	207,357
	Senior Notes
	5.750% May 15, 2018
50,000	CNA Financial Corp	43,614
	Notes
	6.000% August 15, 2011
100,000	Horace Mann Educators Corp	89,999
	Senior Notes
	6.850% April 15, 2016
100,000	MetLife Inc	85,855
	Senior Unsecured Notes
	6.817% August 15, 2018

250,000	Pacific Life Corp *	205,466
	Bonds
	6.600% September 15, 2033
250,000	Pacific Life Global Funding *	235,461
	Notes
	5.150% April 15, 2013
100,000	Prudential Financial Inc	74,329
	Notes
	5.150% January 15, 2013
140,000	Prudential Financial Inc	75,767
	Notes
	6.625% December 1, 2037
275,000	St Paul Travelers Co Inc	267,298
	Senior Notes
	5.500% December 1, 2015
50,000	Universal City Development Partners Ltd	42,875
	Notes
	11.750% April 1, 2010
50,000	Vanguard Health Holding Co II LLC	44,125
	Notes
	9.000% October 1, 2014
		$2,709,226

INVESTMENT BANK/BROKERAGE FIRM --- 2.30%
525,000	Bear Stearns Cos Inc	542,175
	Unsecured Notes
	7.250% February 1, 2018
125,000	Bear Stearns Cos Inc	118,804
	Senior Unsecured Notes
	5.700% November 15, 2014
400,000	BlackRock Inc	384,360
	Notes
	6.250% September 15, 2017
325,000	Eaton Vance Corp	278,821
	Unsubordinated Notes
	6.500% October 2, 2017
200,000	FMR LLC *	177,350
	Bonds
	7.570% June 15, 2029
450,000	Goldman Sachs Group Inc	411,038
	Senior Notes
	6.150% April 1, 2018
200,000	Goldman Sachs Group Inc	186,759
	Notes
	5.250% October 15, 2013
500,000	Merrill Lynch & Co Inc	429,029
	Senior Unsecured Note
	6.050% August 15, 2012
550,000	Morgan Stanley	449,667
	Notes
	4.750% April 1, 2014
100,000	Morgan Stanley	94,412
	Senior Unsecured Notes
	6.000% April 28, 2015
200,000	Morgan Stanley	190,701
	Senior Unsecured Notes
	6.625% April 1, 2018
		$3,263,116

LEISURE & ENTERTAINMENT --- 0.63%
50,000	Herbst Gaming Inc ** ~	63
	Notes
	7.000% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC * ** ~	500
	Notes
	7.383% April 1, 2012
75,000	Indianapolis Downs LLC/Indiana Downs Capital Corp * ‡	40,125
	Notes
	11.000% November 1, 2012
50,000	Jacobs Entertainment Inc	29,625
	Notes
	9.750% June 15, 2014
50,000	Penn National Gaming Inc	42,500
	Senior Notes
	6.750% March 1, 2015
50,000	San Pasqual Casino *	37,125
	Notes
	8.000% September 15, 2013
50,000	Shingle Springs Tribal Gaming Authority *	20,750
	Senior Notes
	9.375% June 15, 2015
315,000	Time Warner Inc	310,782
	Notes
	5.500% November 15, 2011
50,000	Tunica Biloxi Gaming Authority	40,500
	Senior Notes
	9.000% November 15, 2015
350,000	Walt Disney Co	374,744
	Notes
	5.700% July 15, 2011
		$896,714

MACHINERY --- 0.94%
350,000	Caterpillar Inc	372,481
	Notes
	7.000% December 15, 2013
320,000	Dover Corp	329,348
	Notes
	5.450% March 15, 2018
200,000	Harsco Corp	195,281
	Senior Unsecured Notes
	5.750% May 15, 2018
240,000	Ingersoll-Rand Global Holding Co Ltd	224,050
	Notes
	6.875% August 15, 2018
50,000	Mueller Water Products Inc	25,750
	Notes
	7.375% June 1, 2017
185,000	Roper Industries Inc	187,386
	Notes
	6.625% August 15, 2013
		$1,334,296

MANUFACTURING --- 0.03%
50,000	SPX Corp	48,000
	Senior Unsecured Notes
	7.625% December 15, 2014
		$48,000

MEDICAL PRODUCTS --- 0.33%
50,000	Bausch & Lomb Inc *	39,750
	Senior Notes
	9.875% November 1, 2015
175,000	Biomet Inc	154,437
	Notes
	11.625% October 15, 2017
145,000	Covidien International Finance SA	148,937
	Notes
	5.450% October 15, 2012
75,000	Universal Hospital Services Inc	66,750
	Notes
	8.500% June 1, 2015
75,000	VWR Funding Inc	51,000
	Notes
	10.250% July 15, 2015
		$460,874

MISCELLANEOUS --- 0.17%
50,000	American Achievement Corp *	36,250
	Notes
	8.250% April 1, 2012
100,000	Capmark Financial Group Inc	18,603
	Notes
	6.300% May 10, 2017
100,000	Jarden Corp ‡	80,500
	Senior Subordinated Notes
	7.500% May 1, 2017
75,000	Kansas City Southern Railway Co	62,062
	Senior Notes
	8.000% June 1, 2015
50,000	Stena AB	37,500
	Senior Notes
	7.500% November 1, 2013
		$234,915

OIL & GAS --- 3.43%
300,000	Anadarko Petroleum Corp	258,384
	Senior Notes
	5.950% September 15, 2016
50,000	BASiC Energy Services Inc	29,000
	Notes
	7.125% April 15, 2016
400,000	Canadian Natural Resources Ltd	280,049
	Bonds
	5.850% February 1, 2035
150,000	Chesapeake Energy Corp	126,000
	Senior Notes
	6.875% January 15, 2016
50,000	Compagnie Generale de Geophysique SA	38,250
	Senior Unsecured Notes
	7.750% May 15, 2017

130,000	Conoco Funding Co	132,613
	Bonds
	7.250% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	529,009
	Notes
	5.500% April 15, 2013
300,000	Consolidated Natural Gas Co	289,543
	Senior Notes
	5.000% December 1, 2014
100,000	El Paso Corp	74,720
	Senior Notes
	7.800% August 1, 2031
155,000	Enbridge Inc	130,607
	Bonds
	5.600% April 1, 2017
50,000	Forest Oil Corp	39,500
	Notes
	7.250% June 15, 2019
100,000	Gaz Capital SA	89,000
	Notes
	8.625% April 28, 2034
50,000	Hilcorp Energy I LP/Hilcorp Finance Co *	36,500
	Unsecured Notes
	7.750% November 1, 2015
100,000	Holly Energy Partners LP	74,000
	Notes
	6.250% March 1, 2015
600,000	Husky Oil Ltd	578,604
	Senior Unsecured Debentures
	7.550% November 15, 2016
250,000	Kinder Morgan Energy Partners LP	246,885
	Senior Unsecured Notes
	5.850% September 15, 2012
100,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp	69,750
	Notes
	8.750% April 15, 2018
100,000	Morgan Stanley Bank AG for OAO Gazprom	95,380
	Notes
	9.625% March 1, 2013
50,000	Pacific Energy Partners LP/Pacific Energy Finance Corp	42,922
	Notes
	6.250% September 15, 2015
200,000	PEMEX Project Funding Master Trust	213,500
	Bonds
	9.125% October 13, 2010
100,000	Petrobras International Finance Co	103,620
	Notes
	7.875% March 15, 2019
75,000	Plains Exploration & Production Co	64,500
	Senior Unsecured Notes
	7.750% June 15, 2015
138,900	Qatar Petroleum *	138,346
	Notes
	5.579% May 30, 2011
50,000	Range Resources Corp	44,750
	Notes
	7.250% May 1, 2018

50,000	SandRidge Energy Inc *	36,750
	Senior Notes
	8.000% June 1, 2018
250,000	Spectra Energy Capital LLC	250,019
	Senior Unsecured Notes
	6.250% February 15, 2013
50,000	Valero Energy Corp	50,463
	Unsecured Notes
	6.875% April 15, 2012
50,000	Valero Energy Corp	46,864
	Senior Unsecured Notes
	4.750% April 1, 2014
150,000	Valero Energy Corp	117,666
	Unsecured Notes
	7.500% April 15, 2032
100,000	Weatherford International Ltd	81,607
	Notes
	6.000% March 15, 2018
40,000	Weatherford International Ltd	29,081
	Notes
	7.000% March 15, 2038
155,000	XTO Energy Inc	151,163
	Senior Notes
	6.250% August 1, 2017
300,000	XTO Energy Inc	267,287
	Unsecured Notes
	6.375% June 15, 2038
105,000	XTO Energy Inc	95,562
	Senior Notes
	6.750% August 1, 2037
		$4,851,894

PAPER & FOREST PRODUCTS --- 0.15%
50,000	NewPage Corp ‡	10,500
	Notes
	12.000% May 1, 2013
300,000	Weyerhaeuser Co	200,466
	Debentures
	7.375% March 15, 2032
		$210,966

PERSONAL LOANS --- 0.64%
200,000	American Express Co	200,446
	Notes
	4.750% June 17, 2009
400,000	American Express Credit Corp	351,191
	Unsecured Notes
	5.875% May 2, 2013
320,000	HSBC Finance Corp	299,699
	Bonds
	4.750% April 15, 2010
50,000	Lender Processing Services	49,625
	Notes
	8.125% July 1, 2016
		$900,961

PHARMACEUTICALS --- 0.60%
350,000	Abbott Laboratories	380,197
	Unsecured Notes
	5.150% November 30, 2012
300,000	Eli Lilly & Co	309,588
	Bonds
	5.200% March 15, 2017
150,000	Pharmacia Corp	162,163
	Debentures
	6.500% December 1, 2018
		$851,948

POLLUTION CONTROL --- 0.59%
100,000	Allied Waste North America Inc	94,500
	Senior Notes
	7.250% March 15, 2015
750,000	Republic Services Inc	742,252
	Senior Notes
	6.750% August 15, 2011
		$836,752

PRINTING & PUBLISHING --- 0.08%
100,000	Dex Media Inc	12,500
	Notes
	9.000% November 15, 2013
100,000	Dex Media West	20,000
	Senior Subordinated Notes
	9.875% August 15, 2013
50,000	Idearc Inc **	1,313
	Notes
	8.000% November 15, 2016
50,000	MediMedia USA Inc *	32,500
	Senior Subordinated Notes
	11.375% November 15, 2014
50,000	Nielsen Finance LLC *	45,063
	Senior Notes
	11.625% February 1, 2014
75,000	Reader's Digest Association Inc	4,312
	Notes
	9.000% February 15, 2017
		$115,688

RAILROADS --- 0.88%
375,000	Burlington Northern Santa Fe Corp	353,508
	Unsecured Notes
	4.875% January 15, 2015
400,000	Norfolk Southern Corp	419,452
	Senior Unsecured Notes
	6.750% February 15, 2011
500,000	Union Pacific Corp	477,114
	Senior Notes
	4.875% January 15, 2015
		$1,250,074

REAL ESTATE --- 0.33%
300,000	AMB Property LP	216,869
	Notes
	6.300% June 1, 2013
50,000	Host Hotels & Resorts LP	40,375
	Senior Notes
	7.125% November 1, 2013
50,000	Host Hotels & Resorts LP	38,500
	Notes
	6.875% November 1, 2014
100,000	Simon Property Group LP	78,608
	Notes
	6.125% May 30, 2018
100,000	Ventas Realty LP	99,750
	Notes
	9.000% May 1, 2012
		$474,102

RESTAURANTS --- 0.05%
50,000	Dave & Buster's Inc	27,000
	Notes
	11.250% March 15, 2014
50,000	NPC International Inc	39,000
	Notes
	9.500% May 1, 2014
		$66,000

RETAIL --- 1.39%
175,000	Best Buy Co Inc	166,502
	Senior Unsecured Notes
	6.750% July 15, 2013
400,000	Costco Wholesale Corp	426,673
	Senior Notes
	5.300% March 15, 2012
100,000	CVS Caremark Corp	97,516
	Senior Unsecured Notes
	5.750% June 1, 2017
75,000	Dollar General Corp ‡	73,687
	Notes
	11.875% July 15, 2017
100,000	General Nutrition Center Inc †	61,500
	Notes
	7.199% March 15, 2014
200,000	JC Penney Corp Inc	140,651
	Unsecured Notes
	5.750% February 15, 2018
75,000	Kroger Co	75,751
	Senior Notes
	6.900% April 15, 2038
225,000	Kroger Co	225,810
	Notes
	5.000% April 15, 2013
50,000	Sally Holdings LLC	43,750
	Notes
	10.500% November 15, 2016

300,000	Target Corp	320,521
	Notes
	5.875% March 1, 2012
225,000	Wal-Mart Stores Inc	227,424
	Senior Notes
	6.200% April 15, 2038
100,000	Wal-Mart Stores Inc	105,172
	Senior Unsecured Notes
	4.250% April 15, 2013
		$1,964,957

SPECIALIZED SERVICES --- 0.59%
50,000	AMR HoldCo/EmCare HoldCo Inc	49,750
	Notes
	10.000% February 15, 2015
125,000	ARAMARK Corp	115,000
	Notes
	8.500% February 1, 2015
50,000	ASG Consolidated LLC	41,750
	Notes
	11.500% November 1, 2011
50,000	Ceridian Corp	21,000
	Notes
	11.250% November 15, 2015
100,000	Education Management LLC ‡	93,500
	Notes
	10.250% June 1, 2016
50,000	Hertz Corp	21,750
	Notes
	10.500% January 1, 2016
50,000	Hertz Corp	30,313
	Notes
	8.875% January 1, 2014
100,000	KAR Holdings Inc	43,500
	Notes
	10.000% May 1, 2015
50,000	Knowledge Learning Corp Inc *	40,250
	Notes
	7.750% February 1, 2015
100,000	Lamar Media Corp ‡	73,000
	Notes
	6.625% August 15, 2015
50,000	R H Donnelley Corp **	2,750
	Notes
	6.875% January 15, 2013
100,000	RSC Equipment Rental Inc	49,000
	Senior Notes
	9.500% December 1, 2014
75,000	US Investigations Services Inc *	57,187
	Senior Notes
	10.500% November 1, 2015
200,000	Visant Holding Corp	182,000
	Senior Notes
	8.750% December 1, 2013
50,000	WDAC Subsidiary Corp *	7,500
	Senior Notes
	8.375% December 1, 2014
		$828,250

TELEPHONE & TELECOMMUNICATIONS --- 2.97%
250,000	America Movil SAB de CV	239,776
	Notes
	5.750% January 15, 2015
540,000	AT&T Inc	541,818
	Notes
	5.100% September 15, 2014
450,000	AT&T Inc	480,624
	Senior Notes
	6.700% November 15, 2013
300,000	AT&T Wireless Services Inc	328,997
	Senior Notes
	8.750% March 1, 2031
104,000	Digicel Group Ltd *	63,440
	Senior Notes
	9.125% January 15, 2015
250,000	Embarq Corp	233,125
	Senior Unsecured Notes
	6.738% June 1, 2013
50,000	Intelsat Bermuda Ltd	48,500
	Senior Notes
	11.250% June 15, 2016
200,000	Intelsat Intermediate Holding Co Ltd * ††	166,000
	Step Bond 0% - 9.500%
	11.420% February 1, 2015
75,000	MetroPCS Wireless Inc	72,750
	Notes
	9.250% November 1, 2014
75,000	Qwest Corp	74,063
	Notes
	8.875% March 15, 2012
350,000	Rogers Communications Inc	349,817
	Senior Notes
	6.800% August 15, 2018
250,000	Sprint Capital Corp	176,250
	Notes
	6.900% May 1, 2019
50,000	Sprint Nextel Corp	35,750
	Bonds
	6.000% December 1, 2016
280,000	Telecom Italia Capital SA	273,973
	Notes
	4.875% October 1, 2010
250,000	Telefonica Emisiones SAU	258,875
	Notes
	5.855% February 4, 2013
300,000	Telefonica Emisiones SAU	308,258
	Notes
	7.045% June 20, 2036
75,000	Verizon Communications Inc	74,301
	Notes
	6.100% April 15, 2018
200,000	Verizon Global Funding Corp	211,296
	Unsubordinated Notes
	7.250% December 1, 2010

50,000	Vodafone Group PLC	50,764
	Notes
	5.350% February 27, 2012
100,000	Vodafone Group PLC	99,109
	Notes
	5.625% February 27, 2017
50,000	West Corp ‡	33,250
	Notes
	11.000% October 15, 2016
125,000	West Corp	87,031
	Notes
	9.500% October 15, 2014
		$4,207,767

TOBACCO --- 0.52%
100,000	Altria Group Inc	106,919
	Notes
	9.250% August 6, 2019
450,000	Philip Morris International Inc	447,123
	Unsecured Notes
	5.650% May 16, 2018
200,000	Reynolds American Inc	176,195
	Notes
	7.750% June 1, 2018
		$730,237

U.S. GOVERNMENTS --- 3.50%
3,000,000	United States of America	3,032,820
	1.875% February 28, 2014
150,000	United States of America	169,418
	4.125% May 15, 2015
1,500,000	United States of America	1,751,250
	4.500% May 15, 2038
		$4,953,488

UTILITIES --- 0.55%
50,000	AmeriGas Partners LP	47,000
	Notes
	7.250% May 20, 2015
50,000	Regency Energy Partners LP	42,500
	Notes
	8.375% December 15, 2013
250,000	Sempra Energy	276,908
	Senior Notes
	9.800% February 15, 2019
350,000	Southern California Gas Co	373,714
	Bonds
	5.500% March 15, 2014
50,000	Southern Star Central Corp	41,750
	Senior Notes
	6.750% March 1, 2016
		$781,872

WHOLE LOAN --- 2.86%
3,506,680	Countrywide Home Loans	2,931,233
	Series 2007-17 Class 3A1
	6.750% October 25, 2037

1,137,134	Wells Fargo Mortgage Backed Securities Trust	1,123,276
	Series 2003-18 Class A1
	5.500% December 25, 2033
		$4,054,509

TOTAL BONDS --- 93.90%		$132,977,481
(Cost $141,898,228)

PREFERRED STOCK

Shares		Value ($)

FINANCIAL SERVICES --- 0.01%
43	Preferred Blocker Inc *	8,561
		$8,561

TOTAL PREFERRED STOCK --- 0.01%		$8,561
(Cost $3,617)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,159,000	Federal Home Loan Bank ‡‡	4,159,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 2.94%		$4,159,000
(Cost $4,159,000)

SECURITIES LENDING COLLATERAL

4,473,034	Deutsche Bank Securities Inc	4,473,034
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 3.15%		$4,473,034
(Cost $4,473,034)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%		$141,618,076
(Cost $150,533,879)

Legend

*

The Maxim Federated Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2009 were $4,862,401, $3,237,568 and 2.33%, respectively.

†	Represents the current interest rate for variable rate security.
‡	A portion or all of the security is on loan at March 31, 2009.
§	Security is an agency note with maturity date and interest rate indicated.
**	Security in default at March 31, 2009.

~

The Maxim Federated Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2009 were $141,250, $23,063 and 0.02%, respectively.

††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2009.
‡‡	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description		Level 1	Level 2	Level 3	Total
Assets
Bonds	$		$132,960,606	$16,875	$132,977,481
Short-term investments		4,473,034	4,159,000		8,632,034
Preferred stock			8,561		8,561
Other financial instruments*		47,646			47,646
Total		$4,520,680	$137,128,167	$16,875	$141,665,722

*Other financial instruments consist of futures. Futures are reported at their variation margin as of March 31, 2009.

As of March 31, 2009, the Maxim Federated Bond Portfolio had 30 open US 2 Year Treasury Note short futures contracts and 52 US Long Bond long futures contracts. The contracts expire in June 2009 and the Portfolio has recorded unrealized appreciation and depreciation of $138,319 and $28,594, respectively, for a total unrealized appreciation of $109,725.

At March 31, 2009, the U.S. Federal income tax cost basis was $146,066,943. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,315,268 and gross depreciation of securities in which there was an excess of tax cost over value of $12,237,169, resulting in net depreciation of $8,921,901.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

BONDS

Par Value ($)		Value ($)

CANADIAN - PROVINCIAL --- 7.90%
680,000,000	Province of Ontario	6,896,527
JPY	Debentures
	1.875% January 25, 2010
		$6,896,527

FOREIGN BANKS --- 5.13%
3,880,000	KfW Bankengruppe	2,227,574
NZD	Bonds
	6.375% February 17, 2015
31,651,000	Landwirtschaftliche Rentenbank	2,248,528
MXP	Notes
	8.500% February 22, 2016
		$4,476,102

FOREIGN GOVERNMENTS --- 62.53%
3,235,000	Government of Argentina *	1,546,330
	Bonds
	3.127% August 3, 2012
3,070,000	Government of Australia †	1,898,517
NZD	Bonds
	7.125% September 18, 2017
3,450,000	Government of Australia	2,441,892
AUD	Notes
	5.500% March 1, 2017
750,000	Government of Australia	546,971
AUD	Bonds
	6.000% September 14, 2017
3,260,000	Government of Australia	2,384,017
AUD	Bonds
	6.000% May 1, 2012
375,000	Government of Australia	275,229
AUD	Bonds
	6.000% August 14, 2013
4,705,000	Government of Australia	3,300,606
AUD	Notes
	6.000% July 14, 2009
600,000	Government of Belgium	837,339
EUR	Notes
	4.250% September 28, 2014
140,000	Government of Brazil	553,126
BRL	Notes
	10.000% January 1, 2017
100,000	Government of Brazil	704,602
BRL	Notes
	6.000% May 15, 2045

330,000	Government of Brazil	1,425,042
BRL	Notes
	10.000% January 1, 2012
200,000	Government of Brazil	1,529,234
BRL	Notes
	6.000% May 15, 2015
1,320,000	Government of Brazil	5,440,352
BRL	Notes
	10.000% January 1, 2014
4,100,000	Government of France	5,778,365
EUR	Bonds
	4.250% October 25, 2017
2,400,000,000	Government of Indonesia	191,110
IDR	Bonds
	12.000% September 15, 2026
10,000,000,000	Government of Indonesia	806,166
IDR	Bonds
	11.500% September 15, 2019
37,750,000,000	Government of Indonesia	3,026,701
IDR	Bonds
	10.750% May 15, 2016
25,300,000,000	Government of Indonesia	1,955,973
IDR	Bonds
	11.000% November 15, 2020
3,510,000,000	Government of Indonesia	303,645
IDR	Bonds
	12.900% June 15, 2022
815,000	Government of Iraq	407,500
	Bonds
	5.800% January 15, 2028
3,959,000,000	Government of Korea	2,925,727
KRW	Bonds
	5.500% September 10, 2017
1,540,000,000	Government of Korea	1,138,969
KRW	Bonds
	4.750% December 10, 2011
159,000,000	Government of Korea	118,924
KRW	Bonds
	5.250% September 10, 2012
159,000,000	Government of Korea	113,367
KRW	Bonds
	5.000% September 10, 2016
371,000,000	Government of Korea	274,007
KRW	Bonds
	4.750% March 10, 2012
28,400,000	Government of Mexico	2,048,649
MXP	Bonds
	8.000% December 17, 2015
37,400,000	Government of Mexico	3,089,005
MXP	Bonds
	10.000% December 5, 2024
3,955,000	Government of Netherlands	5,631,436
EUR	Bonds
	4.500% July 15, 2017

9,280,000	Government of Peru	3,418,444
PEN	Bonds
	8.600% August 12, 2017
1,800,000	Government of Poland	488,402
PLN	Bonds
	5.750% September 23, 2022
		$54,599,647

SUPRANATIONALS --- 7.30%
4,340,000	European Investment Bank	2,548,345
NZD	Notes
	6.500% September 10, 2014
1,300,000	Inter-American Development Bank	733,275
NZD	Notes
	6.000% December 15, 2017
42,000,000	Inter-American Development Bank	2,474,635
MXP	Unsubordinated Notes
	7.500% December 5, 2024
1,000,000	International Bank for Reconstruction & Development	623,050
NZD	Unsubordinated Notes
	7.500% July 30, 2014
		$6,379,305

U.S. MUNICIPAL --- 9.77%
30,000	Alabama Public Housing Authority	28,990
	Bonds
	4.450% January 1, 2024
175,000	Bay Area Toll Authority California Toll Bridge	175,000
	Bonds
	5.500% April 1, 2043
160,000	Bexar County Hospital District	148,550
	Bonds
	5.000% February 15, 2032
140,000	Bexar County Texas	133,563
	Bonds
	5.250% August 15, 2047
700,000	City of Chicago IL	755,223
	Bonds
	5.000% November 1, 2019
185,000	City of Seattle WA	181,855
	Bonds
	5.000% September 1, 2034
100,000	Commonwealth of Puerto Rico	90,517
	Bonds
	5.500% July 1, 2021
200,000	Dickinson Independent School District	192,258
	Bonds
	4.750% February 15, 2033
565,000	Florida Hurricane Catastrophe Fund Finance Corp	553,525
	Bonds
	4.250% July 1, 2014
550,000	Florida State Board of Education	542,107
	Bonds
	5.000% July 1, 2022

500,000	Florida State Board of Education	501,800
	Bonds
	5.000% July 1, 2021
500,000	Florida State Board of Education	504,385
	Bonds
	5.000% July 1, 2020
365,000	Hamilton County Ohio Sales Tax	348,885
	Bonds
	5.000% December 1, 2032
650,000	Illinois Finance Authority	660,381
	Bonds
	5.000% January 1, 2020
215,000	Illinois Municipal Electric Agency	208,021
	Bonds
	5.000% February 1, 2035
715,000	JEA Florida Water & Sewer System	621,664
	Bonds
	4.750% October 1, 2040
100,000	Metropolitan Atlanta Rapid Transit Authority	112,265
	Bonds
	5.000% July 1, 2019
500,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board	556,725
	Bonds
	5.000% October 1, 2018
215,000	Minneapolis Minnesota Health Care System	230,377
	Bonds
	6.500% November 15, 2038
355,000	New Jersey State Transportation Trust Fund Authority	366,829
	Bonds
	5.500% December 15, 2038
150,000	North Carolina Eastern Municipal Power Agency	155,088
	Bonds
	5.250% January 1, 2019
350,000	Public Power Generation Agency	376,712
	Bonds
	5.000% January 1, 2019
400,000	Regional Transportation District	405,588
	Bonds
	5.000% December 1, 2021
275,000	State of California	242,847
	Bonds
	5.125% April 1, 2033
120,000	State of California	102,970
	Bonds
	5.000% April 1, 2038
100,000	State of New York	97,761
	Bonds
	5.000% April 1, 2026
50,000	State of Wisconsin	53,308
	Bonds
	5.000% May 1, 2021

180,000	Tarrant County Cultural Education Facilities Finance Corp	183,929
	Bonds
	6.250% July 1, 2028
		$8,531,123

TOTAL BONDS --- 92.63%		$80,882,704
(Cost $87,210,282)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

6,500,000	KfW Bankengruppe	1,148,214
EGP	Notes
	18.500% February 11, 2010

TOTAL SHORT-TERM INVESTMENTS --- 1.32%		$1,148,214
(Cost $1,173,412)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
5,285,000	Federal Home Loan Bank ‡	5,285,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 6.05%		$5,285,000
(Cost $5,285,000)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%		$87,315,918
(Cost $93,668,694)

Legend

*	Represents the current interest rate for variable rate security.
†

The Maxim Global Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2009 were $2,256,709, $1,898,517 and 1.75%, respectively.

‡	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EGP	-	Egypt Pound
EUR	-	Euro Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXP	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peru Nuevo Sol

PLN	-	Polish Zloty

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total

Assets
Bonds	$		$80,882,704	$		$80,882,704
Short-term investments			6,433,214			6,433,214
Other financial instruments*			1,129,545			1,129,545
Total		$-	$88,445,463		$-	$88,445,463

*Other financial instruments consist of forward foreign currency contracts. Forward foreign currency contracts are reported at their unrealized appreciation/depreciation as of March 31, 2009.

As of March 31, 2009, the Global Bond Portfolio held the following forward foreign currency contracts:

	Delivery		Net
	Value		Unrealized
	(Foreign Currency)	Settlement Date	Appreciation (Depreciation)
Short Contracts:
British Pound (Singapore Dollar)	1,197,394	April 2009	$130,446
British Pound (U.S. Dollar)	1,015,934	April 2009	(40,240)
Chilean Peso (Mexican Peso)	808,344,865	May 2009	(347,958)
Chilean Peso (Mexican Peso)	279,999,594	June 2009	(98,820)
Chilean Peso (U.S. Dollar)	723,220,000	January 2010	77,180
Chilean Peso (U.S. Dollar)	1,361,960,000	February 2010	76,521
Chilean Peso (U.S. Dollar)	660,660,000	March 2010	41,206
Chinese Renminbi (Australian Dollar)	3,574,845	October 2009	1,137
Chinese Renminbi (Euro Dollar)	16,125,300	September 2009	7,109
Chinese Renminbi (Euro Dollar)	13,218,780	October 2009	6,299
Chinese Renminbi (Euro Dollar)	2,158,000	December 2009	3,812
Chinese Renminbi (U.S. Dollar)	3,282,000	October 2009	7,862
Chinese Renminbi (U.S. Dollar)	26,605,450	December 2009	148,752
Chinese Renminbi (U.S. Dollar)	9,189,000	February 2010	49,156
Euro Dollar (Japanese Yen)	130,690,108	March 2009	181,410
Euro Dollar (Japanese Yen)	414,539,789	April 2009	250,566
Euro Dollar (Singapore Dollar)	10,296,639	April 2009	285,091
Euro Dollar (Singapore Dollar)	303,503	May 2009	2,184
Euro Dollar (Singapore Dollar)	2,386,899	July 2009	63,617
Euro Dollar (U.S. Dollar)	2,296,436	April 2009	78,478
Euro Dollar (U.S. Dollar)	1,164,613	June 2009	(952)
Euro Dollar (U.S. Dollar)	3,662,413	July 2009	361,474
Indian Rupee (Mexican Peso)	160,502,922	May 2009	(623,775)
Indonesian Rupiah (New Zealand Dollar)	36,972,623,505	August 2009	(1,052,784)
Japanese Yen (Euro Dollar)	356,106	July 2009	110,576
Japanese Yen (Euro Dollar)	1,851,223	August 2009	505,880
Japanese Yen (U.S. Dollar)	219,515,560	May 2009	317,811
Malaysian Ringgit (British Pound)	2,747,284	April 2009	(122,021)
Malaysian Ringgit (British Pound)	114,126	May 2009	24,919
Malaysian Ringgit (Euro Dollar)	2,227,565	April 2009	(97,027)
Malaysian Ringgit (Euro Dollar)	8,782,959	June 2009	(292,283)
Malaysian Ringgit (Euro Dollar)	35,871,274	July 2009	(1,214,948)
Malaysian Ringgit (Euro Dollar)	1,278,014	August 2009	(40,371)
Malaysian Ringgit (Euro Dollar)	2,220,000	September 2009	(39,688)
Malaysian Ringgit (U.S. Dollar)	10,338,681	November 2009	(32,881)
Malaysian Ringgit (U.S. Dollar)	5,137,515	December 2009	(53,720)
Malaysian Ringgit (U.S. Dollar)	3,439,284	February 2010	(12,013)

Mexican Peso (U.S. Dollar)	33,195,102	December 2009	(97,680)
Mexican Peso (U.S. Dollar)	26,334,420	January 2010	(12,149)
Mexican Peso (U.S. Dollar)	7,217,000	February 2010	15,565
Mexican Peso (U.S. Dollar)	37,871,000	March 2010	181,067
Mexican Peso (U.S. Dollar)	225,298	July 2009	21,790
Polish Zloty (Euro Dollar)	30,500,000	September 2009	(4,472,471)
Russian Ruble (Australian Dollar)	59,220,488	September 2009	(731,481)
Russian Ruble (Euro Dollar)	17,651,150	July 2009	(256,754)
Russian Ruble (Mexican Peso)	5,490,824	September 2009	(63,075)
Russian Ruble (New Zealand Dollar)	42,008,769	August 2009	(544,940)
Russian Ruble (U.S. Dollar)	10,028,000	October 2009	(26,526)
South Korean Won (Swiss Franc)	471,034	April 2009	(95,544)
South Korean Won (U.S. Dollar)	5,800,000,000	August 2009	(1,145,128)
South Korean Won (U.S. Dollar)	710,000,000	February 2010	2,496
South Korean Won (U.S. Dollar)	8,540,529,000	March 2010	(192,762)
Swedish Krona (Euro Dollar)	13,000,000	September 2009	(354,269)
Swedish Krona (Euro Dollar)	50,522,868	December 2009	(51,079)
Swiss Franc (Euro Dollar)	446,487	October 2009	12,739
Swiss Franc (Euro Dollar)	913,000	November 2009	29,300
Taiwanese Dollar (Euro Dollar)	1,153,804	July 2009	37,862
Vietnamese Dong (Australian Dollar)	1,929,334,000	May 2009	(8,428)
Vietnamese Dong (Australian Dollar)	8,785,846,000	June 2009	(40,709)
Vietnamese Dong (Australian Dollar)	5,122,022,512	October 2009	(38,979)
Vietnamese Dong (Mexican Peso)	55,864,687,236	September 2009	(394,726)
Vietnamese Dong (New Zealand Dollar)	9,409,877,826	August 2009	(60,050)

Long Contracts:
Australian Dollar (Chinese Renminbi)	765,387	October 2009	(14,316)
Australian Dollar (Russian Ruble)	2,828,084	September 2009	419,549
Australian Dollar (U.S. Dollar)	494,500	March 2010	(779)
Australian Dollar (Vietnamese Dong)	135,466	May 2009	14,484
Australian Dollar (Vietnamese Dong)	616,659	June 2009	66,388
Australian Dollar (Vietnamese Dong)	415,932	October 2009	(6,739)
British Pound (Malaysian Ringgit)	456,505	April 2009	249,973
British Pound (Singapore Dollar)	1,001,361	April 2009	(1,557)
British Pound (U.S. Dollar)	1,321,390	April 2009	345,696
Euro Dollar (Chinese Renminbi)	1,677,940	September 2009	215,549
Euro Dollar (Chinese Renminbi)	1,412,740	October 2009	39,514
Euro Dollar (Chinese Renminbi)	234,307	December 2009	(13,860)
Euro Dollar (Japanese Yen)	106,358,631	March 2009	64,400
Euro Dollar (Japanese Yen)	517,950,576	April 2009	794,146
Euro Dollar (Malaysian Ringgit)	457,077	April 2009	118,825
Euro Dollar (Malaysian Ringgit)	1,305,862	June 2009	310,033
Euro Dollar (Malaysian Ringgit)	7,190,408	July 2009	1,711,472
Euro Dollar (Malaysian Ringgit)	257,883	August 2009	52,511
Euro Dollar (Malaysian Ringgit)	453,849	September 2009	35,726
Euro Dollar (Polish Zloty)	9,019,399	September 2009	1,098,405
Euro Dollar (Russian Ruble)	479,000	July 2009	115,564
Euro Dollar (Singapore Dollar)	9,508,042	April 2009	233,399
Euro Dollar (Singapore Dollar)	286,996	May 2009	8,669
Euro Dollar (Singapore Dollar)	467,982	June 2009	108,428

Euro Dollar (Singapore Dollar)	2,270,700	July 2009	12,762
Euro Dollar (Swedish Krona)	1,351,618	September 2009	137,158
Euro Dollar (Swedish Krona)	4,906,943	December 2009	(290,641)
Euro Dollar (Swiss Franc)	306,632	October 2009	(21,592)
Euro Dollar (Swiss Franc)	625,043	November 2009	(40,822)
Euro Dollar (U.S. Dollar)	2,765,476	April 2009	390,562
Euro Dollar (U.S. Dollar)	1,350,149	June 2009	186,488
Euro Dollar (U.S. Dollar)	4,268,308	July 2009	244,422
Japanese Yen (Euro Dollar)	463,611	July 2009	32,255
Japanese Yen (Euro Dollar)	2,353,806	August 2009	161,854
Japanese Yen (U.S. Dollar)	12,759,239	May 2009	(44,412)
Malaysian Ringgit (British Pound)	130,823	May 2009	(961)
Mexican Peso (Chilean Peso)	18,541,182	May 2009	474,032
Mexican Peso (Chilean Peso)	6,190,025	June 2009	162,860
Mexican Peso (Indian Rupee)	40,922,700	May 2009	1,055,396
Mexican Peso (Russian Ruble)	2,296,263	September 2009	59,052
Mexican Peso (Vietnamese Dong)	33,297,776	September 2009	874,428
Mexican Peso (U.S. Dollar)	328,022	July 2009	80,935
New Zealand Dollar (Indonesian Rupiah)	5,504,526	August 2009	918,045
New Zealand Dollar (Russian Ruble)	2,505,567	August 2009	332,656
New Zealand Dollar (U.S. Dollar)	6,904,074	February 2010	(386,860)
New Zealand Dollar (Vietnamese Dong)	776,489	August 2009	102,940
Singapore Dollar (U.S. Dollar)	7,171,000	January 2010	68,051
Singapore Dollar (U.S. Dollar)	8,511,800	February 2010	61,101
Singapore Dollar (U.S. Dollar)	8,692,000	March 2010	(27,833)
South Korean Won (Swiss Franc)	591,032	April 2009	200,962
Taiwanese Dollar (Euro Dollar)	1,212,225	July 2009	45,153

Net Appreciation			$1,129,545

At March 31, 2009, the U.S. Federal income tax cost basis was $93,296,105. The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,734,471 and gross depreciation of securities in which there was an excess of tax cost over value of $11,714,658, resulting in net depreciation of $5,980,187.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2009

UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Argentina	1,546,330	1.77%
Australia	10,847,232	12.42%
Belgium	837,339	0.96%
Brazil	9,652,356	11.05%
Canada	6,896,527	7.90%
European Community	3,171,395	3.63%
France	5,778,365	6.62%
Germany	5,624,316	6.45%
Indonesia	6,283,595	7.20%
Iraq	407,500	0.47%
Latin America	3,207,910	3.67%
Mexico	5,137,654	5.89%
Netherlands	5,631,436	6.45%
Peru	3,418,444	3.91%
Poland	488,402	0.56%
South Korea	4,570,994	5.23%
United States	13,816,123	15.82%
	87,315,918	100.00%

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.80%
40,000	BE Aerospace Inc	33,350
	Senior Notes
	8.500% July 1, 2018
1,170,000	Hawker Beechcraft Acquisition Co LLC	131,625
	Unsecured Notes
	8.875% April 1, 2015
235,000	Hawker Beechcraft Acquisition Co LLC	59,925
	Notes
	8.500% April 1, 2015
195,000	L-3 Communications Corp	183,788
	Notes
	6.375% October 15, 2015
105,000	L-3 Communications Corp	97,387
	Notes
	5.875% January 15, 2015
		$506,075

AIRLINES --- 1.92%
420,000	Continental Airlines Inc	275,100
	Pass Thru Certificates
	7.339% April 19, 2014
705,000	DAE Aviation Holdings Inc *	176,250
	Senior Notes
	11.250% August 1, 2015
343,896	Delta Air Lines Inc	202,899
	Pass Thru Certificates
	8.954% August 10, 2014
320,000	Delta Air Lines Inc	224,000
	Pass Thru Certificates
	7.711% September 18, 2011
334,946	United Air Lines Inc §	334,945
	Pass Thru Certificates
	8.030% July 1, 2011
		$1,213,194

AUTO PARTS & EQUIPMENT --- 0.94%
730,403	Allison Transmission Inc †	484,907
	Corporate Term Loan
	5.651% August 7, 2014
50,000	Allison Transmission Inc *	20,000
	Unsecured Notes
	11.250% November 1, 2015
10,000	Allison Transmission Inc *	4,750
	Senior Notes
	11.000% November 1, 2015

140,000	Keystone Automotive Operations Inc	27,300
	Senior Subordinated Notes
	9.750% November 1, 2013
603,000	Visteon Corp	30,150
	Senior Notes
	8.250% August 1, 2010
567,000	Visteon Corp *	28,350
	Unsecured Notes
	12.250% December 31, 2016
		$595,457

AUTOMOBILES --- 0.48%
1,360,000	General Motors Corp	170,000
	Debentures
	8.375% July 15, 2033
850,000	General Motors Corp ‡	136,000
	Notes
	7.200% January 15, 2011
		$306,000

BANKS --- 0.31%
270,000	Wells Fargo Capital XV †	197,100
	Bonds
	9.750% September 26, 2044
		$197,100

BROADCAST/MEDIA --- 4.02%
907,000	CCH I LLC § ~	96,678
	Notes
	11.000% October 1, 2015
342,000	CCH II LLC ‡ § ~	304,380
	Notes
	10.250% October 1, 2013
160,000	Charter Communications Holdings LLC § ~	1,000
	Notes
	11.750% May 15, 2011
155,000	Charter Communications Holdings LLC § ~	3,100
	Notes
	12.125% January 15, 2012
1,185,000	Charter Communications Operating LLC * § ~	1,149,450
	Senior Notes
	10.875% September 15, 2014
505,000	CMP Susquehanna Corp	18,937
	Notes
	9.875% May 15, 2014
240,000	CSC Holdings Inc *	234,600
	Senior Notes
	8.500% June 15, 2015
220,000	CSC Holdings Inc	211,750
	Senior Notes
	6.750% April 15, 2012
140,000	DIRECTV Holdings LLC/DIRECTV Financing Co Inc	141,575
	Notes
	8.375% March 15, 2013

150,000	DISH DBS Corp	138,000
	Notes
	7.750% May 31, 2015
190,000	DISH DBS Corp	170,050
	Notes
	6.625% October 1, 2014
110,000	Univision Communications Inc	70,400
	Bonds
	7.850% July 15, 2011
		$2,539,920

BUILDING MATERIALS --- 1.04%
215,000	AMH Holdings Inc	64,500
	Senior Notes
	19.380% March 1, 2014
685,000	Associated Materials Inc ‡	541,150
	Notes
	9.750% April 15, 2012
920,000	NTK Holdings Inc **	55,200
	Step Bond 0% - 10.750%
	18.980% March 1, 2014
		$660,850

CHEMICALS --- 0.93%
705,000	Georgia Gulf Corp ~	49,350
	Notes
	10.750% October 15, 2016
70,000	Huntsman International LLC	28,700
	Notes
	7.875% November 15, 2014
360,000	Lyondell Chemical Co	80,325
	Corporate Term Loan
	28% December 20, 2014
450,000	Methanex Corp	397,125
	Senior Unsecured Notes
	8.750% August 15, 2012
50,000	Westlake Chemical Corp	35,000
	Senior Notes
	6.625% January 15, 2016
		$590,500

COMPUTER HARDWARE & SYSTEMS --- 0.24%
250,000	Activant Solutions Inc	153,125
	Notes
	9.500% May 1, 2016
		$153,125

COMPUTER SOFTWARE & SERVICES --- 0.39%
30,000	Expedia Inc *	25,500
	Senior Notes
	8.500% July 1, 2016
320,000	SunGard Data Systems Inc	224,000
	Notes
	10.250% August 15, 2015
		$249,500

CONTAINERS --- 0.21%
130,000	Rock-Tenn Co	129,675
	Senior Notes
	9.250% March 15, 2016
		$129,675

CONTAINERS --- 0.79%
65,000	Graham Packaging Co LP	41,925
	Notes
	9.875% October 15, 2014
60,000	Plastipak Holdings Inc *	42,000
	Senior Notes
	8.500% December 15, 2015
200,000	Smurfit Kappa Treasury Funding Ltd	113,000
	Debentures
	7.500% November 20, 2025
415,000	Solo Cup Co	302,950
	Notes
	8.500% February 15, 2014
		$499,875

DISTRIBUTORS --- 0.44%
391,000	Ashtead Capital Inc *	222,870
	Notes
	9.000% August 15, 2016
100,000	Ashtead Holdings PLC *	57,000
	Notes
	8.625% August 1, 2015
		$279,870

ELECTRIC COMPANIES --- 3.49%
605,000	Edison Mission Energy	363,000
	Senior Notes
	7.625% May 15, 2027
210,000	Edison Mission Energy	145,950
	Unsecured Notes
	7.200% May 15, 2019
2,930,000	Energy Future Holdings Corp	1,237,925
	Notes
	11.250% November 1, 2017
1,010,000	Texas Competitive Electric Holdings Co LLC	373,700
	Notes
	10.500% November 1, 2016
180,000	Texas Competitive Electric Holdings Co LLC	90,000
	Bonds
	10.250% November 1, 2015
		$2,210,575

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.01%
40,000	NXP BV †	6,750
	Notes
	7.503% October 15, 2013
		$6,750

ELECTRONICS - SEMICONDUCTOR --- 0.16%
80,000	Freescale Semiconductor Inc	14,400
	Notes
	10.125% December 15, 2016
255,000	Freescale Semiconductor Inc	53,550
	Notes
	8.875% December 15, 2014
120,000	Freescale Semiconductor Inc	9,000
	Notes
	9.125% December 15, 2014
70,000	Sensata Technologies BV	21,000
	Notes
	8.000% May 1, 2014
		$97,950

FINANCIAL SERVICES --- 7.52%
280,000	AAC Group Holding Corp *	158,200
	Bonds
	10.250% October 1, 2012
521,000	Ford Motor Credit Co †	367,305
	Notes
	7.246% June 15, 2011
692,500	Ford Motor Credit Co †	436,275
	Notes
	7.569% January 13, 2012
1,810,000	Ford Motor Credit Co LLC	1,371,640
	Notes
	12.000% May 15, 2015
1,000,000	GMAC LLC *	481,160
	Notes
	8.000% November 1, 2031
343,000	GMAC LLC *	164,873
	Notes
	7.500% December 31, 2013
460,000	JPMorgan Chase & Co †	295,614
	Junior Subordinated Bonds
	7.900% Perpetual
430,000	Leucadia National Corp	340,238
	Senior Notes
	8.125% September 15, 2015
160,000	Petroplus Finance Ltd *	115,200
	Notes
	7.000% May 1, 2017
100,000	Petroplus Finance Ltd *	74,000
	Notes
	6.750% May 1, 2014
715,000	SLM Corp †	507,574
	Notes
	3.695% July 26, 2010
467,000	TNK-BP Finance SA *	321,840
	Notes
	7.875% March 13, 2018

170,000	TNK-BP Finance SA *	123,250
	Notes
	7.500% July 18, 2016
		$4,757,169

FOOD & BEVERAGES --- 1.31%
165,000	Dole Food Co Inc	140,662
	Unsecured Notes
	8.875% March 15, 2011
745,000	Dole Food Co Inc	685,400
	Notes
	7.250% June 15, 2010
		$826,062

FOREIGN BANKS --- 0.21%
660,000	TuranAlem Finance BV *	132,000
	Notes
	8.250% January 22, 2037
		$132,000

GOLD, METALS & MINING --- 3.38%
605,000	FMG Finance Pty Ltd *	508,200
	Senior Notes
	10.625% September 1, 2016
690,000	Metals USA Inc	414,000
	Notes
	11.125% December 1, 2015
960,000	Noranda Aluminium Acquisition Corp †	297,600
	Senior Unsecured Notes
	6.828% May 15, 2015
970,000	Novelis Inc	388,000
	Notes
	7.250% February 15, 2015
935,000	Ryerson Inc *	530,612
	Notes
	12.000% November 1, 2015
		$2,138,412

HEALTH CARE RELATED --- 6.98%
145,000	Community Health Systems Inc	137,025
	Notes
	8.875% July 15, 2015
620,000	CRC Health Corp	390,600
	Notes
	10.750% February 1, 2016
400,000	DaVita Inc	388,000
	Notes
	6.625% March 15, 2013
200,000	DaVita Inc	192,250
	Notes
	7.250% March 15, 2015
610,000	HCA Inc	486,475
	Notes
	9.625% November 15, 2016
100,000	HCA Inc *	94,500
	Notes
	9.875% February 15, 2017

190,000	HCA Inc	98,953
	Notes
	7.690% June 15, 2025
415,000	HCA Inc	377,650
	Notes
	9.250% November 15, 2016
500,000	IASIS Healthcare	470,000
	Senior Subordinated Notes
	8.750% June 15, 2014
1,695,000	Leiner Health Products Inc § ~	4,238
	Notes
	11.000% June 1, 2012
110,000	Tenet Healthcare Corp *	106,150
	Notes
	9.000% May 1, 2015
680,000	Tenet Healthcare Corp *	657,900
	Notes
	10.000% May 1, 2018
200,000	Tenet Healthcare Corp	159,000
	Notes
	7.375% February 1, 2013
775,000	Tenet Healthcare Corp	604,500
	Senior Notes
	9.875% July 1, 2014
417,000	US Oncology Holdings Inc †	250,200
	Notes
	8.334% March 15, 2012
		$4,417,441

HOMEBUILDING --- 0.44%
395,000	K Hovnanian Enterprises Inc	275,019
	Senior Notes
	11.500% May 1, 2013
		$275,019

HOTELS/MOTELS --- 0.96%
130,000	Boyd Gaming Corp	70,200
	Notes
	7.125% February 1, 2016
585,000	Caesars Entertainment Inc	190,125
	Senior Subordinated Notes
	8.125% May 15, 2011
185,000	Fontainebleau Las Vegas *	5,550
	Notes
	10.750% June 15, 2015
151,000	Harrah's Operating Co Inc	28,690
	Notes
	10.750% February 1, 2016
34,000	Harrah's Operating Co Inc ‡	10,200
	Notes
	10.000% December 15, 2018
805,000	Inn of the Mountain Gods	84,525
	Senior Notes
	12.000% November 15, 2010

245,000	MGM MIRAGE	100,450
	Senior Notes
	8.500% September 15, 2010
470,000	Station Casinos Inc ~	117,500
	Senior Notes
	6.000% April 1, 2012
		$607,240

HOUSEHOLD GOODS --- 1.91%
55,000	American Greetings Corp	26,950
	Senior Notes
	7.375% June 1, 2016
320,000	Interface Inc	307,200
	Senior Notes
	10.375% February 1, 2010
385,000	Norcraft Cos LP	327,250
	Notes
	9.000% November 1, 2011
690,000	Norcraft Holdings LP	545,100
	Step Bond 0% - 9.75%
	9.750% September 1, 2012
		$1,206,500

INDEPENDENT POWER PRODUCER --- 4.07%
1,000,000	AES Corp	857,500
	Senior Unsecured Notes
	8.000% October 15, 2017
50,000	AES Corp	49,250
	Senior Unsecured Notes
	8.875% February 15, 2011
860,000	Dynegy Holdings Inc	559,000
	Unsecured Notes
	7.750% June 1, 2019
126,658	Mirant Mid-Atlantic LLC	120,325
	Pass Thru Certificates
	10.060% December 30, 2028
345,000	Mirant North America LLC	312,225
	Notes
	7.375% December 31, 2013
65,000	NRG Energy Inc	60,450
	Senior Notes
	7.375% January 15, 2017
355,000	NRG Energy Inc	330,150
	Senior Notes
	7.375% February 1, 2016
275,000	Orion Power Holdings Inc	283,594
	Unsecured Notes
	12.000% May 1, 2010
		$2,572,494

INSURANCE RELATED --- 1.37%
200,000	American International Group Inc * †	17,040
	Bonds
	8.175% May 15, 2058

260,000	Fresenius US Finance II Inc *	270,400
	Senior Unsecured Notes
	9.000% July 15, 2015
375,000	Vanguard Health Holding Co I LLC **	311,250
	Step Bond 0% - 11.250%
	11.250% October 1, 2015
300,000	Vanguard Health Holding Co II LLC	264,750
	Notes
	9.000% October 1, 2014
		$863,440

LEISURE & ENTERTAINMENT --- 1.01%
615,000	Indianapolis Downs LLC/Indiana Downs Capital Corp * ‡	329,025
	Notes
	11.000% November 1, 2012
140,000	Mohegan Tribal Gaming	114,800
	Senior Notes
	6.375% July 15, 2009
275,000	Quapaw Downstream Development *	71,500
	Senior Notes
	12.000% October 15, 2015
295,000	Snoqualmie Entertainment Authority * †	73,750
	Senior Notes
	6.875% February 1, 2014
975,000	Station Casinos Inc ~	48,750
	Notes
	6.500% February 1, 2014
		$637,825

MACHINERY --- 0.36%
220,000	American Railcar Industries Inc	152,900
	Senior Unsecured Notes
	7.500% March 1, 2014
90,000	Terex Corp	72,900
	Senior Subordinated Notes
	8.000% November 15, 2017
		$225,800

MEDICAL PRODUCTS --- 1.26%
580,000	Biomet Inc	490,100
	Notes
	10.375% October 15, 2017
215,000	Universal Hospital Services Inc	191,350
	Notes
	8.500% June 1, 2015
160,000	Universal Hospital Services Inc †	116,000
	Notes
	8.288% June 1, 2015
		$797,450

MISCELLANEOUS --- 0.07%
15,000	American Achievement Corp *	10,875
	Notes
	8.250% April 1, 2012

35,000	Kansas City Southern Railway Co	35,700
	Senior Notes
	13.000% December 15, 2013
		$46,575

OFFICE EQUIPMENT & SUPPLIES --- 0.20%
175,000	Interface Inc	124,250
	Notes
	9.500% February 1, 2014
		$124,250

OIL & GAS --- 12.03%
330,000	Atlas Pipeline Partners LP	184,800
	Notes
	8.750% June 15, 2018
890,000	Belden & Blake Corp	618,550
	Notes
	8.750% July 15, 2012
385,000	Chesapeake Energy Corp	316,181
	Senior Notes
	7.250% December 15, 2018
165,000	Chesapeake Energy Corp	160,463
	Senior Notes
	9.500% February 15, 2015
20,000	Chesapeake Energy Corp	16,300
	Notes
	6.500% August 15, 2017
295,000	Chesapeake Energy Corp	248,538
	Senior Notes
	6.375% June 15, 2015
215,000	Chesapeake Energy Corp	167,700
	Notes
	6.250% January 15, 2018
220,000	Complete Production Services Inc	139,700
	Notes
	8.000% December 15, 2016
828,139	Corral Petroleum Holdings AB * †	380,944
	Bonds
	6.253% April 15, 2010
130,000	El Paso Corp	121,550
	Senior Notes
	8.250% February 15, 2016
235,000	El Paso Corp	247,337
	Senior Unsecured Notes
	12.000% December 12, 2013
945,000	El Paso Corp	706,105
	Senior Notes
	7.800% August 1, 2031
260,000	Enterprise Products Operating LLC †	174,200
	Bonds
	8.375% August 1, 2066
155,000	Enterprise Products Operating LLC †	96,875
	Company Guaranteed Bonds
	7.034% January 15, 2068
400,000	EXCO Resources Inc	310,000
	Notes
	7.250% January 15, 2011

295,000	Forest Oil Corp	273,613
	Senior Notes
	8.500% February 15, 2014
495,000	International Coal Group Inc	316,800
	Notes
	10.250% July 15, 2014
250,000	Key Energy Services Inc	157,500
	Notes
	8.375% December 1, 2014
195,000	Mariner Energy Inc	128,700
	Senior Notes
	8.000% May 15, 2017
180,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp	125,550
	Notes
	8.750% April 15, 2018
250,000	OPTI Canada Inc	111,875
	Notes
	8.250% December 15, 2014
400,000	Parallel Petroleum Corp	228,000
	Notes
	10.250% August 1, 2014
180,000	Petrohawk Energy Corp	172,800
	Notes
	9.125% July 15, 2013
170,000	Plains Exploration & Production Co	160,650
	Senior Notes
	10.000% March 1, 2016
220,000	Quicksilver Resources Inc	141,900
	Senior Notes
	8.250% August 1, 2015
840,000	SandRidge Energy Inc	546,000
	Notes
	8.625% April 1, 2015
40,000	SandRidge Energy Inc *	29,400
	Senior Notes
	8.000% June 1, 2018
660,000	SemGroup LP * § ~	23,100
	Senior Notes
	8.750% November 15, 2015
190,000	Southwestern Energy Co *	183,350
	Senior Notes
	7.500% February 1, 2018
500,000	Stallion Oilfield Services Ltd * †	68,750
	Senior Notes
	11.723% February 1, 2015
60,000	Targa Resources Partners LP *	43,500
	Senior Notes
	8.250% July 1, 2016
70,000	Tennessee Gas Pipeline Co *	70,000
	Senior Notes
	8.000% February 1, 2016
479,837	Turbo Beta Ltd ~	338,285
	Corporate Term Loan
	0.380% March 15, 2018

635,000	VeraSun Energy Corp	31,750
	Notes
	9.375% June 1, 2017
425,000	W&T Offshore Inc *	272,000
	Senior Notes
	8.250% June 15, 2014
400,000	Whiting Petroleum Corp	300,000
	Notes
	7.000% February 1, 2014
		$7,612,766

PAPER & FOREST PRODUCTS --- 2.29%
930,000	Abitibi-Consolidated Co of Canada * ~	799,800
	Senior Notes
	13.750% April 1, 2011
492,000	Abitibi-Consolidated Co of Canada * ~	73,800
	Notes
	15.500% July 15, 2010
780,000	Appleton Papers Inc	140,400
	Senior Subordinated Notes
	9.750% June 15, 2014
90,000	Appleton Papers Inc	54,225
	Notes
	8.125% June 15, 2011
125,000	NewPage Corp	43,437
	Notes
	10.000% May 1, 2012
470,000	NewPage Corp †	150,400
	Notes
	9.443% May 1, 2012
607,041	NewPage Holding Corp †	16,694
	Senior Notes
	10.265% November 1, 2013
229,856	Verso Paper Holdings LLC	68,957
	Corporate Term Loan
	9.123% February 1, 2013
420,000	Verso Paper Holdings LLC	98,700
	Notes
	11.375% August 1, 2016
		$1,446,413

PRINTING & PUBLISHING --- 0.39%
580,000	Cengage Learning Acquisitions Inc * **	226,200
	Step Bond 0% - 13.250%
	13.250% July 15, 2015
800,000	Idearc Inc §	21,000
	Notes
	8.000% November 15, 2016
		$247,200

RAILROADS --- 2.00%
840,000	Kansas City Southern de Mexico SA de CV	764,400
	Senior Notes
	9.375% May 1, 2012

400,000	Kansas City Southern de Mexico SA de CV	324,000
	Unsubordinated Notes
	7.625% December 1, 2013
225,000	Kansas City Southern de Mexico SA de CV	177,750
	Senior Notes
	7.375% June 1, 2014
		$1,266,150

REAL ESTATE --- 1.35%
208,000	Ashton Woods USA LLC * ** ~	78,682
	Step Bond 0% - 11.000%
	23.51% June 30, 2015
350,000	Forest City Enterprises Inc	150,500
	Senior Notes
	7.625% June 1, 2015
85,000	Host Marriott LP REIT	62,900
	Notes
	6.375% March 15, 2015
265,000	Realogy Corp	45,050
	Senior Notes
	12.375% April 15, 2015
43,487	Realogy Corp	7,176
	Notes
	11.000% April 15, 2014
590,000	Realogy Corp	165,200
	Senior Notes
	10.500% April 15, 2014
60,000	Ventas Inc *	50,850
	Bonds
	3.875% November 15, 2011
345,000	Ventas Realty LP	294,975
	Senior Notes
	6.750% April 1, 2017
		$855,333

RESTAURANTS --- 0.76%
600,000	Buffets Inc § ~	60
	Notes
	12.500% November 1, 2014
50,000	Carrols Corp	43,000
	Notes
	9.000% January 15, 2013
365,000	El Pollo Loco Inc	266,450
	Notes
	11.750% November 15, 2013
470,000	Sbarro Inc ‡	173,900
	Notes
	10.375% February 1, 2015
		$483,410

RETAIL --- 2.21%
105,000	AutoNation Inc ‡	92,925
	Notes
	7.000% April 15, 2014
505,000	Blockbuster Inc ‡	227,250
	Notes
	9.000% September 1, 2012

160,000	Dollar General Corp ‡	157,200
	Notes
	11.875% July 15, 2017
440,000	Dollar General Corp	438,900
	Notes
	10.625% July 15, 2015
110,000	Eye Care Centers of America Inc	100,100
	Notes
	10.750% February 15, 2015
85,000	Inergy LP/Inergy Finance Corp	80,750
	Notes
	8.250% March 1, 2016
5,000	Neiman Marcus Group Inc	1,600
	Notes
	10.375% October 15, 2015
400,000	Neiman Marcus Group Inc	128,500
	Notes
	9.000% October 15, 2015
425,000	Neiman Marcus Group Inc	170,000
	Debentures
	7.125% June 1, 2028
		$1,397,225

SPECIALIZED SERVICES --- 8.87%
790,000	Affinion Group Inc	489,800
	Notes
	11.500% October 15, 2015
80,000	Affinion Group Inc	60,800
	Notes
	10.125% October 15, 2013
365,000	CCM Merger Inc *	149,650
	Notes
	8.000% August 1, 2013
165,000	Ceridian Corp	62,700
	Notes
	12.250% November 15, 2015
140,000	Ceridian Corp	58,800
	Notes
	11.250% November 15, 2015
165,000	Compagnie Generale de Geophysique SA	130,350
	Notes
	7.500% May 15, 2015
1,210,000	DI Finance/DynCorp International LLC	1,140,425
	Notes
	9.500% February 15, 2013
855,000	Education Management LLC	799,425
	Notes
	10.250% June 1, 2016
20,000	Education Management LLC	18,900
	Bonds
	8.750% June 1, 2014
360,000	First Data Corp *	210,600
	Senior Notes
	9.875% September 24, 2015

260,000	H&E Equipment Services Inc	163,800
	Notes
	8.375% July 15, 2016
1,000,000	Hertz Corp	435,000
	Notes
	10.500% January 1, 2016
627,590	Penhall International Corp †	219,657
	Corporate Term Loan
	10.130% March 31, 2012
700,000	Penhall International Corp * ~	227,500
	Notes
	12.000% August 1, 2014
75,000	R H Donnelley Corp §	4,313
	Notes
	8.875% January 15, 2016
350,000	R H Donnelley Inc *	45,500
	Notes
	11.750% May 15, 2015
500,000	Rental Services Corp	282,083
	Corporate Term Loan
	4.670% November 30, 2013
240,000	RSC Equipment Rental Inc	117,600
	Senior Notes
	9.500% December 1, 2014
290,000	Service Corp International	213,150
	Senior Unsecured Notes
	7.500% April 1, 2027
195,000	Ticketmaster Entertainment Inc *	132,600
	Senior Notes
	10.750% August 1, 2016
50,000	US Investigations Services Inc *	38,125
	Senior Notes
	10.500% November 1, 2015
470,000	US Investigations Services Inc *	336,050
	Senior Subordinated Notes
	11.750% May 1, 2016
300,000	Visant Holding Corp	273,000
	Senior Notes
	8.750% December 1, 2013
		$5,609,828

TELEPHONE & TELECOMMUNICATIONS --- 13.41%
450,000	ALLTELL Communications Inc *	535,437
	Senior Notes
	10.375% December 1, 2017
160,000	Cincinnati Bell Telephone Co LLC	108,800
	Senior Unsecured Notes
	6.300% December 1, 2028
1,035,000	Hawaiian Telcom Communications Inc § ~	5,175
	Notes
	12.500% May 1, 2015
270,000	Intelsat Bermuda Ltd	261,900
	Senior Notes
	11.250% June 15, 2016
660,000	Intelsat Corp *	620,400
	Senior Unsecured Notes
	9.250% August 15, 2014

615,000	Intelsat Intermediate Holding Co Ltd * **	510,450
	Step Bond 0% - 9.500%
	11.420% February 1, 2015
40,000	Intelsat Jackson Holdings Ltd *	37,600
	Senior Notes
	9.500% June 15, 2016
395,000	Intelsat Jackson Holdings Ltd * ‡	367,350
	Notes
	11.500% June 15, 2016
210,000	iPCS Inc †	157,500
	Notes
	5.318% May 1, 2013
215,000	Level 3 Financing Inc	148,350
	Notes
	9.250% November 1, 2014
815,000	Level 3 Financing Inc ‡	611,250
	Notes
	12.250% March 15, 2013
350,000	MetroPCS Wireless Inc *	338,975
	Notes
	9.250% November 1, 2014
330,000	Nordic Telephone Co Holdings *	308,550
	Senior Notes
	8.875% May 1, 2016
300,000	NTL Cable PLC	279,000
	Senior Notes
	9.125% August 15, 2016
670,000	Qwest Communications International Inc	579,550
	Notes
	7.500% February 15, 2014
380,000	Sprint Capital Corp	342,000
	Notes
	8.375% March 15, 2012
1,500,000	Sprint Capital Corp	1,005,000
	Bonds
	8.750% March 15, 2032
140,000	Sprint Capital Corp	85,400
	Notes
	6.875% November 15, 2028
440,000	Sprint Capital Corp	407,000
	Bonds
	7.625% January 30, 2011
710,000	True Move Co Ltd *	340,800
	Notes
	10.750% December 16, 2013
850,000	Virgin Media Inc *	456,875
	Unsecured Notes
	6.500% November 15, 2016
510,000	Wind Acquisition Finance SA *	504,900
	Notes
	10.750% December 1, 2015
480,000	Windstream Corp	471,600
	Notes
	8.625% August 1, 2016
		$8,483,862

TEXTILES --- 0.42%
365,000	Oxford Industries Inc	266,450
	Senior Notes
	8.875% June 1, 2011
		$266,450

TOBACCO --- 0.64%
240,000	Alliance One International Inc	204,000
	Notes
	8.500% May 15, 2012
215,000	Alliance One International Inc	199,950
	Notes
	11.000% May 15, 2012
		$403,950

TRANSPORTATION --- 1.55%
225,000	GulfMark Offshore Inc	166,500
	Notes
	7.750% July 15, 2014
690,000	Horizon Lines Inc	330,337
	Senior Notes
	4.250% August 15, 2012
465,000	Saint Acquisition Corp *	102,300
	Secured Notes
	12.500% May 15, 2017
200,000	Saint Acquisition Corp * †	44,000
	Notes
	9.899% May 15, 2015
350,000	Teekay Shipping Corp	336,000
	Senior Notes
	8.875% July 15, 2011
		$979,137

UTILITIES --- 1.27%
230,000	Dynegy-Roseton/Danskammer LLC	174,225
	Pass Thru Certificates
	7.670% November 8, 2016
100,000	Southern Natural Gas Co	90,622
	Senior Unsecured Notes
	8.000% March 1, 2032
570,000	Suburban Propane Partners LP	541,500
	Notes
	6.875% December 15, 2013
		$806,347

TOTAL BONDS --- 94.41%		$59,722,164
(Cost $93,174,309)

PREFERRED STOCK

Shares		Value ($)

AGENCY --- 0.01%
13,425	Fannie Mae Series S †	9,532
		$9,532

BROADCAST/MEDIA --- 0.00%
1	ION Media Networks Inc †† ‡‡	–
		$–

FINANCIAL SERVICES --- 0.57%
580	Bank of America Corp	236,350
2,900	Citigroup Inc	78,481
216	Preferred Blocker Inc * ††	43,004
		$357,835

TOTAL PREFERRED STOCK --- 0.58%		$367,367
(Cost $1,072,339)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

3,167,024	Deutsche Bank Securities Inc	3,167,024
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 5.01%		$3,167,024
(Cost $3,167,024)

TOTAL MAXIM HIGH YIELD BOND PORTFOLIO --- 100%		$63,256,555
(Cost $97,413,672)

Legend

*

The Maxim High Yield Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2009 were $20,996,256, $13,370,149 and 20.76%, respectively.

†	Represents the current interest rate for variable rate security.
‡	A portion or all of the security is on loan at March 31, 2009.
§	Security in default at March 31, 2009.
~

The Maxim High Yield Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2009 were $10,590,636, $3,470,498 and 5.39%, respectively.

**	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2009.
††	Non-income Producing Security
‡‡	Security has no market value at March 31, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description		Level 1	Level 2	Level 3	Total
Assets
Bonds	$		$57,329,929	$2,392,235	$59,722,164
Short-term investments		3,167,024			3,167,024
Preferred stock			367,367		367,367
Total		$3,167,024	$57,697,296	$2,392,235	$63,256,555

At March 31, 2009, the U.S. Federal income tax cost basis was $95,321,291. The Maxim High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,137,585 and gross depreciation of securities in which there was an excess of tax cost over value of $36,369,345, resulting in net depreciation of $35,231,760.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.70%
20,865	AAR Corp *	261,647
8,427	Aerovironment Inc * †	176,124
4,914	American Science & Engineering Inc	274,201
7,010	Applied Signal Technology Inc	141,812
13,941	Ceradyne Inc *	252,750
8,366	Cubic Corp	211,911
24,395	Curtiss-Wright Corp	684,280
16,020	Esterline Technologies Corp *	323,444
26,784	GenCorp Inc *	56,782
22,957	Moog Inc *	525,027
30,844	Orbital Sciences Corp *	366,735
7,239	Stanley Inc *	183,798
19,436	Teledyne Technologies Inc *	518,553
8,945	Triumph Group Inc	341,699
		$4,318,763

AGRICULTURE --- 0.10%
44,120	Darling International Inc *	163,685
		$163,685

AIR FREIGHT --- 0.38%
15,616	Forward Air Corp	253,448
20,409	Hub Group Inc *	346,953
		$600,401

AIRLINES --- 0.24%
30,727	SkyWest Inc	382,244
		$382,244

AUTO PARTS & EQUIPMENT --- 0.32%
10,670	ATC Technology Corp *	119,504
10,446	Drew Industries Inc *	90,672
7,560	Midas Inc *	59,875
17,636	Spartan Motors Inc	70,897
6,455	Standard Motor Products Inc	17,751
12,519	Superior Industries International Inc	148,350
		$507,049

AUTOMOBILES --- 0.06%
8,958	Lithia Motors Inc †	20,156
15,682	Winnebago Industries Inc †	83,271
		$103,427

BANKS --- 6.01%
34,397	Boston Private Financial Holdings Inc	120,734
15,155	Cascade Bancorp †	24,703
15,503	Central Pacific Financial Corp †	86,817
9,806	Columbia Banking System Inc	62,758
17,608	Community Bank System Inc	294,934
34,395	East West Bancorp Inc	157,185
40,947	First BanCorp	174,434
40,386	First Commonwealth Financial Corp	358,224
17,190	First Financial Bancorp	163,821
11,226	First Financial Bankshares Inc †	540,756
26,240	First Midwest Bancorp Inc	225,402
25,411	Frontier Financial Corp †	27,952
33,183	Glacier Bancorp Inc	521,305
12,870	Hancock Holding Co	402,574
20,063	Hanmi Financial Corp	26,082
7,182	Home Bancshares Inc	143,425
19,544	Independent Bank Corp †	154,730
10,258	Irwin Financial Corp *	20,003
12,046	Nara Bancorp Inc	35,415
44,308	National Penn Bancshares Inc	367,756
17,675	NBT Bancorp Inc	382,487
35,785	Old National Bancorp	399,718
14,852	PrivateBancorp Inc †	214,760
22,134	Prosperity Bancshares Inc	605,365
18,081	Provident Bankshares Corp †	127,471
12,676	S&T Bancorp Inc †	268,858
19,018	Signature Bank *	536,878
45,739	South Financial Group Inc	50,313
9,735	Sterling Bancorp NY	96,377
39,508	Sterling Bancshares Inc	258,382
28,270	Sterling Financial Corp †	58,519
46,465	Susquehanna Bancshares Inc	433,518
3,601	Tompkins Financial Corp †	154,843
63,284	UCBH Holdings Inc †	95,559
15,905	UMB Financial Corp ‡	675,803
32,471	Umpqua Holdings Corp †	294,187
20,381	United Bankshares Inc †	351,368
22,196.53	United Community Banks Inc †	92,338
34,540	Whitney Holding Corp	395,483
10,429	Wilshire Bancorp Inc	53,814
12,883	Wintrust Financial Corp	158,461
		$9,613,512

BIOTECHNOLOGY --- 1.65%
15,387	ArQule Inc *	63,702
15,759	Cambrex Corp *	35,931
31,051	Cubist Pharmaceuticals Inc *	507,994
9,568	Dionex Corp *	452,088
17,550	Enzo Biochem Inc *	70,551
23,521	eResearchTechnology Inc *	123,720
7,206	Kendle International Inc *	151,038
17,888	Martek Biosciences Corp	326,456
31,086	PAREXEL International Corp *	302,467
34,096	Regeneron Pharmaceuticals Inc *	472,571

25,692	Savient Pharmaceuticals Inc *	127,175
		$2,633,693

BUILDING MATERIALS --- 1.39%
15,019	Apogee Enterprises Inc	164,909
23,501	Eagle Materials Inc †	569,899
14,545	Gibraltar Industries Inc	68,652
26,226	Griffon Corp *	196,695
22,841	Headwaters Inc *	71,721
10,628	NCI Building Systems Inc *	23,594
20,325	Quanex Building Products Corp	154,470
20,207	Simpson Manufacturing Co Inc †	364,130
14,927	Texas Industries Inc †	373,175
9,080	Universal Forest Products Inc	241,619
		$2,228,864

CHEMICALS --- 1.63%
14,037	A Schulman Inc	190,201
10,898	American Vanguard Corp †	140,584
13,434	Arch Chemicals Inc	254,709
9,814	Balchem Corp	246,626
29,169	Calgon Carbon Corp *	413,325
26,216	HB Fuller Co	340,808
6,645	NewMarket Corp	294,373
16,443	OM Group Inc *	317,679
6,078	Penford Corp	22,063
49,833	PolyOne Corp *	115,114
5,890	Quaker Chemical Corp	46,767
3,899	Stepan Co	106,443
11,378	Zep Inc	116,397
		$2,605,089

COMMUNICATIONS - EQUIPMENT --- 2.02%
66,410	Arris Group Inc *	489,442
6,188	Bel Fuse Inc Class B	83,167
9,461	Black Box Corp	223,374
21,069	Blue Coat Systems Inc *	253,039
15,178	Comtech Telecommunications Corp *	375,959
13,520	Digi International Inc *	103,698
8,193	EMS Technologies Inc *	143,050
51,460	Harmonic Inc *	334,490
18,549	NETGEAR Inc *	223,515
15,765	Network Equipment Technologies Inc *	55,808
9,840	PC-Tel Inc	42,312
23,739	Symmetricom Inc *	83,086
35,746	Tekelec *	472,920
7,137	Tollgrade Communications Inc *	41,395
14,716	ViaSat Inc *	306,387
		$3,231,642

COMPUTER HARDWARE & SYSTEMS --- 0.85%
65,718	Adaptec Inc *	157,723
16,414	Avid Technology Inc *	150,024
12,494	Hutchinson Technology Inc * †	32,485

9,317	Integral Systems Inc *	80,126
26,144	Intermec Inc *	271,898
16,363	Novatel Wireless Inc *	91,960
15,079	Smith Micro Software Inc *	78,863
18,370	Synaptics Inc * †	491,581
		$1,354,660

COMPUTER SOFTWARE & SERVICES --- 5.61%
7,513	Bankrate Inc * †	187,449
23,635	Blackbaud Inc	274,402
16,149	CACI International Inc Class A *	589,277
4,177	Catapult Communications Corp *	29,114
32,600	CIBER Inc *	88,998
22,380	Commvault Systems Inc *	245,509
9,890	comScore Inc *	119,570
22,747	Concur Technologies Inc *	436,515
21,493	DealerTrack Holdings Inc *	281,558
4,793	Ebix Inc *	119,106
30,300	Eclipsys Corp *	307,242
32,326	Epicor Software Corp *	123,162
19,254	EPIQ Systems Inc *	347,150
47,038	Informatica Corp *	623,724
18,845	InfoSpace Inc *	97,994
23,712	j2 Global Communications Inc *	519,056
14,755	JDA Software Group Inc *	170,420
12,711	Manhattan Associates Inc *	220,154
9,389	MAXIMUS Inc	374,246
43,372	MICROS Systems Inc * ‡	813,225
16,912	Omnicell Inc *	132,252
15,682	Phoenix Technologies Ltd *	25,405
21,531	Progress Software Corp *	373,778
9,798	Quality Systems Inc †	443,359
14,880	Radiant Systems Inc *	65,621
14,347	Sonic Solutions * †	17,216
9,827	SPSS Inc *	279,382
18,033	Sykes Enterprises Inc *	299,889
41,913	Take-Two Interactive Software Inc	349,974
16,516	Taleo Corp *	195,219
36,183	THQ Inc *	109,996
15,485	Tyler Technologies Inc *	226,546
44,325	United Online Inc	197,689
24,283	Websense Inc *	291,396
		$8,975,593

CONGLOMERATES --- 0.14%
6,667	Standex International Corp	61,336
10,427	Tredegar Corp	170,273
		$231,609

CONTAINERS --- 0.41%
15,210	Myers Industries Inc	93,389
20,629	Rock-Tenn Co Class A	558,015
		$651,404

COSMETICS & PERSONAL CARE --- 0.39%
10,513	Chattem Inc *	589,254
8,423	Mannatech Inc †	28,048
		$617,302

DISTRIBUTORS --- 0.68%
19,587	Applied Industrial Technologies Inc	330,432
9,993	Audiovox Corp Class A *	34,276
13,748	Kaman Corp Class A	172,400
2,253	Lawson Products Inc	27,419
15,298	Watsco Inc	520,591
		$1,085,118

ELECTRIC COMPANIES --- 1.75%
14,787	ALLETE Inc	394,665
6,198	Central Vermont Public Service Corp	107,225
8,516	CH Energy Group Inc	399,400
32,500	Cleco Corp	704,925
24,219	El Paso Electric Co *	341,246
13,637	UIL Holdings Corp	304,378
19,211	UniSource Energy Corp	541,558
		$2,793,397

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 4.61%
21,809	Acuity Brands Inc	491,575
12,233	Agilysys Inc	52,602
16,112	Anixter International Inc *	510,428
12,220	AO Smith Corp	307,700
4,992	Axsys Technologies Inc *	209,864
6,804	AZZ Inc *	179,558
24,958	Baldor Electric Co	361,641
25,127	Belden Inc	314,339
35,202	Benchmark Electronics Inc *	394,262
27,672	Brady Corp Class A	487,857
27,803	Brightpoint Inc *	118,997
14,162	C&D Technologies Inc * †	26,200
20,941	Checkpoint Systems Inc *	187,841
21,397	Cognex Corp	285,650
18,209	CTS Corp	65,734
18,426	Daktronics Inc †	120,690
14,617	Electro Scientific Industries Inc *	86,533
9,033	Faro Technologies Inc *	121,404
13,020	Gerber Scientific Inc *	31,118
13,060	II-VI Inc *	224,371
24,596	Insight Enterprises Inc *	75,264
7,324	Keithley Instruments Inc	24,828
11,719	Littelfuse Inc *	128,792
9,361	LoJack Corp *	42,405
16,759	MagneTek Inc *	30,166
12,243	Mercury Computer Systems Inc *	67,704
20,417	Methode Electronics Inc Class A	73,093
9,093	MTS Systems Corp	206,866
19,427	Newport Corp *	85,867
11,046	Park Electrochemical Corp	190,875

21,239	Plexus Corp *	293,523
12,566	RadiSys Corp *	76,150
16,993	Regal-Beloit Corp	520,665
8,435	Rogers Corp *	159,253
14,249	ScanSource Inc *	264,746
10,242	SYNNEX Corp *	201,460
22,121	Technitrol Inc	37,827
23,098	TTM Technologies Inc *	133,968
7,545	Universal Electronics Inc *	136,564
10,566	Vicor Corp	51,668
		$7,380,048

ELECTRONICS - SEMICONDUCTOR --- 4.24%
13,901	Actel Corp *	140,678
17,629	Advanced Energy Industries Inc *	132,746
16,918	ATMI Inc *	261,045
34,367	Brooks Automation Inc *	158,432
12,625	Cabot Microelectronics Corp *	303,379
12,595	Cohu Inc	90,684
16,004	Cymer Inc *	356,249
74,455	Cypress Semiconductor Corp *	504,060
17,645	Diodes Inc *	187,213
14,488	DSP Group Inc *	62,588
23,165	Exar Corp *	144,550
20,131	FEI Co *	310,621
10,204	Hittite Microwave Corp *	318,365
36,830	Kopin Corp *	85,446
32,944	Kulicke & Soffa Industries Inc *	86,313
24,691	Micrel Inc	173,825
43,755	Microsemi Corp *	507,558
26,729	MKS Instruments Inc *	392,114
13,622	Pericom Semiconductor Corp *	99,577
16,585	Rudolph Technologies Inc *	50,253
89,288	Skywork Solutions Inc * ‡	719,661
11,816	Standard Microsystems Corp *	219,778
6,944	Supertex Inc *	160,406
79,510	TriQuint Semiconductor Inc *	196,390
12,670	Ultratech Inc *	158,248
39,409	Varian Semiconductor Equipment Associates Inc * ‡	853,599
17,367	Veeco Instruments Inc *	115,838
		$6,789,616

ENGINEERING & CONSTRUCTION --- 0.58%
35,416	EMCOR Group Inc *	608,093
20,761	Insituform Technologies Inc Class A *	324,702
		$932,795

FINANCIAL SERVICES --- 0.32%
13,941	Financial Federal Corp	295,271
8,273	Portfolio Recovery Associates Inc * †	222,047
		$517,318

FOOD & BEVERAGES --- 2.40%
9,820	Andersons Inc	138,855

5,462	Boston Beer Co Inc *	113,937
6,803	Cal-Maine Foods Inc	152,319
8,831	Diamond Foods Inc	246,650
9,601	Green Mountain Coffee Roasters Inc * †	460,848
21,840	Hain Celestial Group Inc *	311,002
7,522	J&J Snack Foods Corp	260,186
17,018	Lance Inc	354,315
6,906	Nash Finch Co	193,990
6,615	Peets Coffee & Tea Inc *	143,016
9,424	Sanderson Farms Inc	353,871
11,983	Spartan Stores Inc	184,658
17,023	TreeHouse Foods Inc *	490,092
23,169	United Natural Foods Inc *	439,516
		$3,843,255

GOLD, METALS & MINING --- 0.43%
8,920	AM Castle & Co	79,566
12,144	AMCOL International Corp	180,217
10,850	Brush Engineered Materials Inc *	150,490
29,767	Century Aluminum Co *	62,808
4,864	Olympic Steel Inc	73,787
12,457	RTI International Metals Inc *	145,747
		$692,615

HEALTH CARE RELATED --- 5.17%
5,763	Air Methods Corp *	97,452
3,441	Almost Family Inc * †	65,689
14,703	Amedisys Inc * †	404,185
28,660	AMERIGROUP Corp * ‡	789,296
16,984	AmSurg Corp *	269,196
6,249	Bio-Reference Laboratories Inc *	130,667
20,750	Catalyst Health Solutions Inc *	411,265
23,208	Centene Corp *	418,208
12,157	Chemed Corp	472,907
5,061	Computer Programs & Systems Inc	168,380
4,120	Corvel Corp *	83,306
16,605	Cross Country Healthcare Inc *	108,763
15,554	Gentiva Health Services Inc *	236,421
26,354	Healthspring Inc *	220,583
18,161	Healthways Inc *	159,272
18,001	inVentiv Health Inc *	146,888
5,028	Landauer Inc	254,819
10,007	LCA-Vision Inc †	29,120
7,959	LHC Group Inc *	177,327
19,758	Magellan Health Services Inc *	719,982
10,586	MedCath Corp *	76,960
24,650	MEDNAX Inc *	726,436
7,555	Molina Healthcare Inc * †	143,696
6,537	MWI Veterinary Supply Inc *	186,174
17,693	Odyssey Healthcare Inc *	171,622
9,970	Palomar Medical Technologies Inc *	72,382
16,445	PharMerica Corp *	273,645
23,141	Phase Forward Inc *	295,973
32,662	PSS World Medical Inc *	468,700
9,927	RehabCare Group Inc *	173,127

13,820	Res-Care Inc *	201,219
19,333	Symmetry Medical Inc *	121,991
		$8,275,651

HOMEBUILDING --- 0.22%
7,567	M/I Homes Inc	52,893
16,658	Meritage Homes Corp *	190,234
3,667	Skyline Corp	69,710
50,011	Standard Pacific Corp *	44,010
		$356,847

HOTELS/MOTELS --- 0.08%
11,388	Marcus Corp	96,798
6,176	Monarch Casino & Resort Inc *	31,868
		$128,666

HOUSEHOLD GOODS --- 0.69%
38,176	Central Garden & Pet Co *	287,084
15,523	Ethan Allen Interiors Inc †	174,789
16,267	Helen of Troy Ltd *	223,671
27,776	La-Z-Boy Inc	34,720
2,586	National Presto Industries Inc	157,772
9,079	Russ Berrie & Co Inc *	11,984
8,903	WD-40 Co	214,918
		$1,104,938

INSURANCE RELATED --- 3.09%
4,089	American Physicians Capital Inc	167,322
10,175	Amerisafe Inc *	155,881
22,301	Delphi Financial Group Inc Class A	300,172
13,531	eHealth Inc *	216,631
7,594	Infinity Property & Casualty Corp	257,665
21,515	National Financial Partners Corp	68,848
7,185	Navigators Group Inc *	338,988
11,648	Presidential Life Corp	90,738
17,993	ProAssurance Corp * ‡	838,834
9,626	RLI Corp	483,225
8,801	Safety Insurance Group Inc	273,535
28,435	Selective Insurance Group Inc	345,770
9,796	Stewart Information Services Corp	191,022
18,845	Tower Group Inc	464,152
12,067	United Fire & Casualty Co	264,991
20,139	Zenith National Insurance Corp	485,551
		$4,943,325

INVESTMENT BANK/BROKERAGE FIRM --- 1.80%
9,934	Greenhill & Co Inc † ‡	733,626
23,378	Investment Technology Group Inc *	596,607
28,328	LaBranche & Co Inc *	105,947
22,443	optionsXpress Holdings Inc	255,177
8,463	Piper Jaffray Cos Inc *	218,261
14,588	Stifel Financial Corp *	631,806
14,808	SWS Group Inc	229,968
17,227	TradeStation Group Inc *	113,698

		$2,885,090

LEISURE & ENTERTAINMENT --- 1.43%
6,442	Arctic Cat Inc	24,673
47,571	Brunswick Corp	164,120
15,072	JAKKS Pacific Inc *	186,139
42,248	Live Nation *	112,802
12,507	Multimedia Games Inc *	26,890
12,058	Nautilus Group Inc *	7,597
32,368	Pinnacle Entertainment Inc *	227,871
17,527	Polaris Industries Inc †	375,779
26,052	Pool Corp	349,097
9,305	RC2 Corp *	49,037
28,946	Shuffle Master Inc *	83,075
10,277	Sturm Ruger & Co Inc *	126,715
26,614	WMS Industries Inc *	556,499
		$2,290,294

MACHINERY --- 4.19%
30,428	Actuant Corp Class A	314,321
14,404	Albany International Corp Class A	130,356
10,688	Astec Industries Inc *	280,346
22,581	Barnes Group Inc	241,391
26,877	Briggs & Stratton Corp	443,471
4,568	Cascade Corp	80,534
9,121	CIRCOR International Inc	205,405
27,448	CLARCOR Inc	691,415
10,940	EnPro Industries Inc *	187,074
14,125	ESCO Technologies Inc *	546,638
27,956	Gardner Denver Inc *	607,764
11,830	Intevac Inc *	61,634
14,861	John Bean Technologies Corp	155,446
18,149	Kaydon Corp	496,012
6,628	Lindsay Corp †	178,956
8,986	Lydall Inc *	26,688
20,042	Mueller Industries Inc	434,711
17,690	Robbins & Myers Inc	268,357
10,908	Stratasys Inc * †	90,209
19,319	Toro Co	467,134
9,481	Valmont Industries Inc	476,041
16,565	Wabash National Corp	20,375
15,843	Watts Water Technologies Inc	309,889
		$6,714,167

MEDICAL PRODUCTS --- 3.56%
11,816	Abaxis Inc *	203,708
39,762	American Medical Systems Holdings Inc *	443,346
6,906	Analogic Corp	221,130
15,664	CONMED Corp *	225,718
24,351	Cooper Cos Inc	643,841
15,195	Cryolife Inc *	78,710
12,537	Cyberonics Inc *	166,366
12,431	Greatbatch Inc *	240,540
13,723	Haemonetics Corp * ‡	755,863

6,995	ICU Medical Inc *	224,679
10,782	Integra LifeSciences Holdings *	266,639
17,339	Invacare Corp	277,944
6,212	Kensey Nash Corp *	132,129
21,799	Meridian Bioscience Inc	394,998
15,158	Merit Medical Systems Inc *	185,079
15,097	Natus Medical Inc *	128,476
7,946	Neogen Corp *	173,461
9,669	Osteotech Inc *	33,745
7,896	SurModics Inc *	144,102
17,938	Theragenics Corp *	21,884
17,664	West Pharmaceutical Services Inc	579,556
11,376	Zoll Medical Corp *	163,359
		$5,705,273

OFFICE EQUIPMENT & SUPPLIES --- 0.28%
30,328	Interface Inc	90,681
12,792	United Stationers Inc *	359,199
		$449,880

OIL & GAS --- 3.69%
30,132	Atwood Oceanics Inc *	499,890
12,153	BASiC Energy Services Inc *	78,630
15,704	Bristow Group Inc *	336,537
10,591	Carbo Ceramics Inc	301,208
16,213	Dril-Quip Inc *	497,739
7,712	Gulf Island Fabrication Inc	61,773
22,154	Holly Corp	469,665
12,539	Hornbeck Offshore Services Inc *	191,094
48,433	ION Geophysical Corp *	75,556
8,019	Lufkin Industries Inc	303,760
13,429	Matrix Service Co *	110,386
10,754	NATCO Group Inc *	203,573
26,710	Oil States International Inc *	358,448
22,593	Penn Virginia Corp	248,071
8,022	Petroleum Development Corp *	94,740
23,400	PetroQuest Energy Inc * †	56,160
26,977	Pioneer Drilling Co *	88,485
10,804	SEACOR SMIT Inc *	629,981
33,619	St Mary Land & Exploration Co	444,779
18,812	Stone Energy Corp *	62,644
8,908	Superior Well Services Inc *	45,698
16,685	Swift Energy Co *	121,801
40,608	TETRA Technologies Inc *	131,976
15,835	World Fuel Services Corp	500,861
		$5,913,455

PAPER & FOREST PRODUCTS --- 0.40%
20,854	Buckeye Technologies Inc *	44,419
6,097	Clearwater Paper Corp *	48,959
5,686	Deltic Timber Corp	224,085
7,874	Neenah Paper Inc	28,583
8,279	Schweitzer-Mauduit International Inc	152,830
26,329	Wausau Paper Corp	138,491

		$637,367

PERSONAL LOANS --- 0.46%
15,930	Cash America International Inc	249,464
13,885	First Cash Financial Services Inc *	207,164
13,213	Heartland Payment Systems Inc	87,338
14,663	Rewards Network Inc *	51,320
8,720	World Acceptance Corp *	149,112
		$744,398

PHARMACEUTICALS --- 0.48%
13,433	Noven Pharmaceuticals Inc *	127,345
18,793	Par Pharmaceutical Cos Inc *	177,970
25,933	Salix Pharmaceuticals Ltd *	246,363
41,767	ViroPharma Inc *	219,277
		$770,955

POLLUTION CONTROL --- 0.66%
24,025	ABM Industries Inc	394,010
32,470	Tetra Tech Inc *	661,739
		$1,055,749

PRINTING & PUBLISHING --- 0.11%
14,730	Bowne & Co Inc	47,283
6,015	Consolidated Graphics Inc *	76,511
15,681	EW Scripps Co	21,169
6,834	Standard Register Co	31,300
		$176,263

REAL ESTATE --- 4.80%
18,294	Acadia Realty Trust REIT	194,099
43,765	BioMed Realty Trust Inc REIT	296,289
24,005	Cedar Shopping Centers Inc REIT	41,769
26,226	Colonial Properties Trust REIT	99,921
48,588	DiamondRock Hospitality Co REIT	194,838
13,525	EastGroup Properties Inc REIT	379,647
18,739	Entertainment Properties Trust REIT	295,327
46,290	Extra Space Storage Inc REIT	255,058
19,347	Forestar Group Inc *	148,004
31,945	Franklin Street Properties Corp REIT	392,923
17,729	Home Properties Inc REIT	543,394
31,304	Inland Real Estate Corp REIT	221,945
17,835	Kilroy Realty Corp REIT	306,584
18,354	Kite Realty Group Trust REIT	44,967
22,137	LaSalle Hotel Properties REIT	129,280
42,357	Lexington Realty Trust REIT	100,810
12,485	LTC Properties Inc REIT	218,987
41,191	Medical Properties Trust Inc REIT	150,347
15,230	Mid-America Apartment Communities Inc REIT	469,541
42,631	National Retail Properties Inc REIT	675,275
8,295	Parkway Properties Inc REIT	85,438
21,265	Pennsylvania Real Estate Investment Trust REIT †	75,491
23,841	Post Properties Inc REIT	241,748
8,060	PS Business Parks Inc REIT	297,011

64,964	Senior Housing Properties Trust REIT ‡	910,795
11,865	Sovran Self Storage Inc REIT	238,249
17,088	Tanger Factory Outlet Centers Inc REIT †	527,336
11,550	Urstadt Biddle Properties Inc REIT	155,001
		$7,690,074

RESTAURANTS --- 2.39%
9,652	Buffalo Wild Wings Inc * †	353,070
13,009	California Pizza Kitchen Inc *	170,158
12,264	CEC Entertainment Inc *	317,392
29,484	CKE Restaurants Inc	247,666
12,083	Cracker Barrel Old Country Store Inc	346,057
8,266	DineEquity Inc	98,035
30,688	Jack In The Box Inc *	714,723
6,707	Landry's Restaurants Inc	35,010
11,501	O'Charley's Inc	34,618
11,564	Papa John's International Inc *	264,469
13,012	PF Changs China Bistro Inc * †	297,715
8,352	Red Robin Gourmet Burgers Inc *	147,246
28,513	Ruby Tuesday Inc *	83,258
10,444	Ruth's Hospitality Group Inc *	12,637
32,677	Sonic Corp *	327,423
15,491	Steak N Shake Co *	117,267
27,370	Texas Roadhouse Inc *	260,836
		$3,827,580

RETAIL --- 5.19%
28,953	Aaron Rents Inc	771,887
11,612	Big 5 Sporting Goods Corp	68,162
7,822	Blue Nile Inc * †	235,833
12,688	Buckle Inc †	405,128
21,305	Cabela's Inc *	194,088
27,424	Casey's General Stores Inc ‡	731,124
15,857	Cato Corp Class A	289,866
11,331	Charlotte Russe Holding Inc *	92,348
12,999	Children's Place *	284,548
19,154	Christopher & Banks Corp	78,340
24,288	Dress Barn Inc *	298,499
29,585	Finish Line Inc	195,853
21,568	Fred's Inc	243,287
10,385	Genesco Inc *	195,549
16,306	Great Atlantic & Pacific Tea Co Inc * †	86,585
12,945	Group 1 Automotive Inc †	180,842
15,665	Gymboree Corp *	334,448
10,009	Haverty Furniture Inc †	105,395
15,394	Hibbett Sports Inc *	295,873
23,637	Hot Topic Inc *	264,498
21,231	HSN Inc *	109,127
13,951	Jo-Ann Stores Inc *	227,959
9,848	Jos A Bank Clothiers Inc *	273,873
9,988	MarineMax Inc *	19,576
27,926	Men's Wearhouse Inc	422,800
16,515	NutriSystem Inc	235,669
41,163	OfficeMax Inc	128,429
23,063	Pep Boys - Manny Moe & Jack	101,708

12,592	PetMed Express Inc *	207,516
15,140	Sonic Automotive Inc †	24,224
20,502	Stage Stores Inc	206,660
7,671	Stamps.com Inc *	74,409
13,710	Stein Mart Inc *	39,622
21,609	Ticketmaster Entertainment Inc *	79,737
17,093	Tractor Supply Co *	616,374
16,727	Tuesday Morning Corp *	21,243
13,365	Tween Brands Inc *	28,601
17,205	Zale Corp * †	33,550
10,852	Zumiez Inc *	105,264
		$8,308,494

SAVINGS & LOANS --- 0.62%
25,730	Bank Mutual Corp	233,114
31,496	Brookline Bancorp Inc	299,212
14,200	Dime Community Bancshares	133,196
31,586	Flagstar Bancorp Inc * †	23,689
58,767	Guaranty Financial Group Inc * †	61,705
40,936	TrustCo Bank Corp NY	246,435
		$997,351

SHOES --- 0.91%
22,836	Brown Shoe Co Inc	85,635
44,783	Crocs Inc *	53,292
7,063	Deckers Outdoor Corp *	374,622
31,330	Iconix Brand Group Inc *	277,270
14,483	K-Swiss Inc	123,685
17,917	Skechers USA Inc *	119,506
26,718	Wolverine World Wide Inc	416,266
		$1,450,276

SPECIALIZED SERVICES --- 4.29%
11,802	Administaff Inc	249,376
8,621	American Public Education Inc *	362,599
17,577	AMN Healthcare Services Inc *	89,643
14,262	Arbitron Inc	214,073
7,646	Capella Education Co *	405,238
6,935	CDI Corp	67,408
16,053	Coinstar Inc *	525,896
18,959	CSG Systems International Inc *	270,735
37,224	CyberSource Corp *	551,287
8,247	Forrester Research Inc *	169,558
9,983	G&K Services Inc Class A	188,779
27,585	Geo Group Inc *	365,501
13,322	Gevity HR Inc	52,622
23,204	Healthcare Services Group Inc	347,364
8,835	Heidrick & Struggles International Inc	156,733
33,361	Hillenbrand Inc	534,110
13,766	HMS Holdings Corp *	452,901
21,230	Interval Leisure Group Inc *	112,519
15,511	Knot Inc *	127,190
19,126	Mobile Mini Inc *	220,332
19,261	On Assignment Inc *	52,197

17,287	Perficient Inc *	93,350
3,926	Pre-Paid Legal Services Inc * †	113,972
8,618	School Specialty Inc *	151,591
28,322	Spherion Corp *	58,910
6,234	StarTek Inc *	19,325
23,356	TrueBlue Inc *	192,687
11,647	Universal Technical Institute Inc *	139,764
10,937	Viad Corp	154,430
6,522	Volt Information Sciences Inc *	43,371
20,643	Wright Express Corp *	376,116
		$6,859,577

TELEPHONE & TELECOMMUNICATIONS --- 0.39%
48,020	Fairpoint Communications Inc	37,456
23,858	General Communication Inc Class A *	159,371
17,254	Iowa Telecommunications Services Inc	197,731
1,060	Metrocall Inc (rights) * §	0
9,574	Neutral Tandem Inc *	235,616
		$630,174

TEXTILES --- 1.13%
30,406	Carter's Inc *	571,937
24,057	Fossil Inc *	377,695
51,331	Liz Claiborne Inc	126,788
10,116	Maidenform Brands Inc *	92,662
9,742	Movado Group Inc	73,455
7,354	Oxford Industries Inc	45,374
6,350	Perry Ellis International Inc *	21,971
68,478	Quiksilver Inc *	87,652
9,894	True Religion Apparel Inc *	116,848
7,717	Unifirst Corp	214,841
8,548	Volcom Inc * †	82,916
		$1,812,139

TOBACCO --- 0.12%
48,008	Alliance One International Inc *	184,351
		$184,351

TRANSPORTATION --- 1.42%
13,649	Arkansas Best Corp	259,604
28,921	Heartland Express Inc	428,320
29,015	Kirby Corp * ‡	772,959
30,598	Knight Transportation Inc	463,866
14,888	Old Dominion Freight Line Inc *	349,719
		$2,274,468

UTILITIES --- 3.44%
49,444	Atmos Energy Corp ‡	1,143,145
29,477	Avista Corp	406,193
11,944	Laclede Group Inc	465,577
22,835	New Jersey Resources Corp ‡	775,933
14,300	Northwest Natural Gas Co	620,906
39,650	Piedmont Natural Gas Co Inc † ‡	1,026,539
16,046	South Jersey Industries Inc	561,610

23,977	Southwest Gas Corp	505,196
		$5,505,099

WATER --- 0.21%
9,329	American States Water Co	338,829
		$338,829

TOTAL COMMON STOCK --- 90.13%		$144,283,829
(Cost $243,026,218)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,716,000	Federal Home Loan Bank	5,716,000
	0.010% April 1, 2009
985,000	United States of America ‡	984,616
	0.180% June 18, 2009

TOTAL SHORT-TERM INVESTMENTS --- 4.19%		$6,700,616
(Cost $6,700,616)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

9,093,068	Deutsche Bank Securities Inc	9,093,068
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 5.68%		$9,093,068
(Cost $9,093,068)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%		$160,077,513
(Cost $258,819,902)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2009.
‡	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust
§	Security has no market value at March 31, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table:

Description	Level 1		Level 2		Level 3	Total
Assets
Stock	$144,283,829	$		$		$144,283,829
Short-term investments	9,093,068		6,700,616			15,793,684
Total Assets	$153,376,897		$6,700,616	$		$160,077,513
Liabilities
Other financial instruments*	121,899					121,899
Total Liabilities	$121,899	$		$		$121,899
Net Assets	$153,254,998		$6,700,616		$-	$159,955,614

*Other financial instruments consist of futures. Futures are reported at their variation margin as of March 31, 2009.

As of March 31, 2009, the Maxim Index 600 Portfolio had 174 open Russell 2000 Mini long futures contracts. The contracts expire in June 2009 and the Portfolio has recorded unrealized appreciation of $588,176.

At March 31, 2009, the U.S. Federal income tax cost basis was $250,960,682. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,714,661 and gross depreciation of securities in which there was an excess of tax cost over value of $103,690,899, resulting in net depreciation of $99,976,238.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

BROADCAST/MEDIA --- 2.95%
57,930	Vivendi	1,532,191
408,590	WPP PLC	2,294,896
		$3,827,087

CHEMICALS --- 10.17%
29,857	Air Liquide SA	2,427,930
57,720	Bayer AG	2,757,667
4,350	Givaudan SA (registered)	2,251,528
59,160	Linde AG	4,016,857
35,200	Shin-Etsu Chemical Co Ltd	1,729,387
		$13,183,369

COMPUTER SOFTWARE & SERVICES --- 2.17%
63,230	Infosys Technologies Ltd sponsored ADR	1,683,815
32,100	SAP AG	1,122,448
		$2,806,263

COSMETICS & PERSONAL CARE --- 1.91%
127,000	Kao Corp	2,478,075
		$2,478,075

DISTRIBUTORS --- 1.07%
589,200	Li & Fung Ltd	1,381,267
		$1,381,267

ELECTRIC COMPANIES --- 0.86%
40,106	E.ON AG	1,112,307
		$1,112,307

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 7.06%
10,000	Hirose Electric Co Ltd	967,332
138,400	HOYA Corp	2,754,376
97,530	Legrand SA	1,694,457
56,157	Schneider Electric SA	3,734,819
		$9,150,984

ELECTRONICS - SEMICONDUCTOR --- 3.62%
48,544	ASML Holding NV	854,763
7,831	Samsung Electronics Co Ltd GDR †	1,599,020
188,082	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	1,683,334
14,700	Tokyo Electron Ltd	550,570
		$4,687,687

FINANCIAL SERVICES --- 0.93%
20,180	Deutsche Boerse AG	1,210,721
		$1,210,721

FOOD & BEVERAGES --- 12.52%
266,920	Diageo PLC	2,980,642
256,700	Grupo Modelo SAB de CV	777,439
125,500	Heineken NV	3,565,113
200,582	Nestle SA	6,776,536
38,180	Pernod-Ricard SA	2,127,760
		$16,227,490

FOREIGN BANKS --- 5.01%
64,826	Erste Group Bank AG	1,098,008
179,237	HSBC Holdings PLC §	810,425
338,631	Intesa Sanpaolo SpA	931,400
56,117	Julius Baer Holding AG	1,378,841
6,448	Komercni Banka AS	649,444
131,035	Standard Chartered PLC	1,628,035
		$6,496,153

GOLD, METALS & MINING --- 0.62%
40,470	BHP Billiton PLC	798,870
		$798,870

HOUSEHOLD GOODS --- 3.81%
131,790	Reckitt Benckiser Group PLC	4,942,811
		$4,942,811

INSURANCE RELATED --- 2.40%
181,240	AXA	2,175,328
36,196	QBE Insurance Group Ltd	485,570
27,647	Swiss Re	451,710
		$3,112,608

LEISURE & ENTERTAINMENT --- 1.68%
308,876	Ladbrokes PLC	809,756
818,180	William Hill PLC §	1,370,151
		$2,179,907

MACHINERY --- 1.35%
25,500	FANUC Ltd	1,744,124
		$1,744,124

MANUFACTURING --- 1.00%
135,226	Smiths Group PLC	1,294,807
		$1,294,807

MEDICAL PRODUCTS --- 3.05%
15,084	Sonova Holding AG	910,395
27,350	Synthes Inc	3,046,779

		$3,957,174

OFFICE EQUIPMENT & SUPPLIES --- 2.60%
115,450	Canon Inc	3,365,578
		$3,365,578

OIL & GAS --- 6.84%
801,000	CNOOC Ltd	804,892
385	INPEX Corp	2,726,528
111,060	Royal Dutch Shell PLC	2,493,526
57,500	Total SA	2,843,348
		$8,868,294

PERSONAL LOANS --- 0.68%
96,600	AEON Credit Service Co Ltd	884,346
		$884,346

PHARMACEUTICALS --- 9.36%
27,656	Actelion Ltd §	1,262,118
81,300	GlaxoSmithKline PLC	1,265,636
29,590	Merck KGaA	2,614,474
50,950	Roche Holding AG	6,992,895
		$12,135,123

PHOTOGRAPHY/IMAGING --- 0.33%
49,500	Konica Minolta Holdings Inc	431,471
		$431,471

PRINTING & PUBLISHING --- 1.80%
143,700	Wolters Kluwer NV	2,329,338
		$2,329,338

RAILROADS --- 1.84%
67,390	Canadian National Railway Co	2,388,976
		$2,388,976

RETAIL --- 1.65%
71,633	Compagnie Financiere Richemont SA	1,118,444
213,590	Tesco PLC	1,020,476
		$2,138,920

TELEPHONE & TELECOMMUNICATIONS --- 2.58%
34,020	America Movil SAB de CV ADR	921,262
78,070	MTN Group Ltd	866,226
934,604	Singapore Telecommunications Ltd	1,557,861
		$3,345,349

TEXTILES --- 4.18%
179,510	Burberry Group PLC	723,369
74,790	LVMH	4,693,206
		$5,416,575

TRANSPORTATION --- 1.66%
125,500	TNT NV	2,151,122
		$2,151,122

UTILITIES --- 2.36%
89,237	GDF SUEZ	3,060,353
		$3,060,353

TOTAL COMMON STOCK --- 98.06%		$127,107,149
(Cost $183,012,718)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,518,000	Federal Home Loan Bank	2,518,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.94%		$2,518,000
(Cost $2,518,000)

TOTAL MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO --- 100%		$129,625,149
(Cost $185,530,718)

Legend

ADR	American Depository Receipt
GDR	Global Depository Receipt
†

The Maxim MFS International Growth Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2009 were $2,312,437, $1,599,020 and 1.22%, respectively.

§	Non-income Producing Security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3	Total
Assets
Common Stock	$127,107,149	$		$		$127,107,149
Short-term investments			2,518,000			2,518,000
Total	$127,107,149		$2,518,000		$-	$129,625,149

At March 31, 2009, the U.S. Federal income tax cost basis was $186,580,862. The Maxim MFS® International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,956,056 and gross depreciation of securities in which there was an excess of tax cost over value of $58,911,769, resulting in net depreciation of $56,955,713.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2009

UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Australia	485,570	0.37%
Austria	1,098,008	0.85%
Canada	2,388,976	1.84%
Czech Republic	649,444	0.50%
France	24,289,392	18.74%
Germany	12,834,474	9.90%
Hong Kong	2,186,159	1.69%
Italy	931,400	0.72%
Japan	17,631,787	13.60%
Mexico	1,698,701	1.31%
Netherlands	8,900,336	6.87%
Singapore	1,557,861	1.20%
South Africa	866,226	0.67%
South Korea	1,599,020	1.23%
Switzerland	24,189,246	18.66%
Taiwan	1,683,334	1.30%
United Kingdom	22,433,400	17.31%
United States	4,201,815	3.24%
	129,625,149	100.00%

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 0.89%
65,210	BAE Systems PLC sponsored ADR	1,247,467
13,874	Empresa Brasileira de Aeronautica SA ADR	184,108
		$1,431,575

AUTO PARTS & EQUIPMENT --- 1.52%
15,780	DENSO Corp unsponsored ADR	1,258,455
3,064	Hyundai Mobis	177,936
118,000	NOK Corp	1,016,396
		$2,452,787

AUTOMOBILES --- 3.77%
72,576	Bayerische Motoren Werke AG	2,093,471
820,000	Denway Motors Ltd	317,749
251,638	Nissan Motor Co Ltd sponsored ADR	1,824,375
188,000	PT Astra International Tbk	232,716
25,425	Toyota Motor Corp sponsored ADR †	1,609,403
		$6,077,714

BUILDING MATERIALS --- 1.15%
10,719	Cemex SAB de CV sponsored ADR † ‡	66,994
50,210	Holcim Ltd	1,788,416
		$1,855,410

CHEMICALS --- 3.72%
87,220	BASF AG sponsored ADR	2,641,894
46,843	Makhteshim-Agan Industries Ltd	197,328
4,910	Nitto Denko Corp unsponsored ADR	1,013,866
626,000	Sumitomo Chemical Co Ltd	2,152,140
		$6,005,228

COMMUNICATIONS - EQUIPMENT --- 1.32%
263,424	Telefonaktiebolaget LM Ericsson sponsored ADR	2,131,100
		$2,131,100

CONGLOMERATES --- 2.84%
37,325	Barloworld Ltd unsponsored ADR	125,595
90,171	Hutchison Whampoa Ltd ADR	2,209,189
150,740	Koninklijke Philips Electronics NV NY Shrs †	2,241,504
		$4,576,288

COSMETICS & PERSONAL CARE --- 0.13%
21,000	Natura Cosmeticos SA	205,768

		$205,768

ELECTRIC COMPANIES --- 4.07%
20,506	Companhia Energetica de Mina Gerais sponsored ADR	303,079
122,761	E.ON AG sponsored ADR	3,398,024
73,980	National Grid PLC sponsored ADR	2,858,587
		$6,559,690

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 2.77%
27,781	AU Optronics Corp ADR	233,082
1,679	LG Electronics Inc	111,709
58,700	Murata Manufacturing Co Ltd	2,277,405
89,460	Sony Corp sponsored ADR	1,845,560
		$4,467,756

ELECTRONICS - SEMICONDUCTOR --- 1.57%
675	Samsung Electronics Co Ltd	278,881
60,100	Tokyo Electron Ltd	2,250,969
		$2,529,850

ENGINEERING & CONSTRUCTION --- 0.14%
5,810	Daelim Industrial Co Ltd	223,678
		$223,678

FINANCIAL SERVICES --- 1.84%
90,980	Credit Suisse Group AG sponsored ADR	2,773,980
142,900	Grupo Financiero Banorte SAB de CV	189,054
		$2,963,034

FOOD & BEVERAGES --- 5.04%
4,196	Fomento Economico Mexicano SAB de CV sponsored ADR	105,781
328,938	Heineken NV ADR	4,654,473
171,690	Unilever NV NY Shrs	3,365,124
		$8,125,378

FOREIGN BANKS --- 8.27%
10,500	Banco Bradesco SA sponsored ADR	103,950
412,976	Banco Santander SA sponsored ADR †	2,849,534
89,700	Bangkok Bank Public Co Ltd	188,388
286,000	China Construction Bank Corp	162,356
149,669	Credit Agricole SA	1,651,391
83,037	HSBC Holdings PLC sponsored ADR †	2,343,304
809,107	Mitsubishi UFJ Financial Group Inc ADR	3,980,806
195,630	Societe Generale sponsored ADR	1,529,827
27,662	Standard Bank Group Ltd	232,138
4,575	State Bank of India sponsored GDR	188,787
46,090	Turkiye Is Bankasi	103,422
		$13,333,903

GOLD, METALS & MINING --- 2.48%
18,200	Banpu PLC NVDR	110,425
76,319	BHP Billiton Ltd sponsored ADR	3,403,827

14,473	Companhia Vale do Rio Doce ADR	192,491
1,108	POSCO	295,259
		$4,002,002

HOUSEHOLD GOODS --- 0.10%
151,145	Steinhoff International Holdings Ltd	160,961
		$160,961

INSURANCE RELATED --- 3.03%
11,345	MunichRe AG (registered)	1,381,439
221,540	Zurich Financial Services AG ADR	3,509,193
		$4,890,632

MACHINERY --- 1.28%
21,100	SMC Corp	2,056,449
		$2,056,449

OFFICE EQUIPMENT & SUPPLIES --- 1.96%
108,790	Canon Inc sponsored ADR	3,158,174
		$3,158,174

OIL & GAS --- 11.75%
68,276	BP PLC sponsored ADR	2,737,868
4,235	CNOOC Ltd ADR	426,041
38,910	EnCana Corp	1,580,135
77,640	Eni SpA sponsored ADR †	2,975,165
6,696	LUKOIL sponsored ADR	252,439
11,300	OAO Gazprom sponsored ADR	168,006
12,950	Petroleo Brasileiro SA ADR	394,587
35,100	PTT PLC	152,415
89,800	Repsol YPF SA sponsored ADR	1,534,682
78,817	Royal Dutch Shell PLC ADR	3,437,209
5,300	Sasol Ltd sponsored ADR	153,435
87,360	StatoilHydro ASA sponsored ADR	1,523,558
73,747	Total SA sponsored ADR	3,618,028
		$18,953,568

PHARMACEUTICALS --- 7.80%
43,221	AstraZeneca PLC sponsored ADR	1,532,184
101,355	Glaxosmithkline PLC ADR	3,149,100
34,036	Novartis AG ADR	1,287,582
168,450	Sanofi-Aventis ADR	4,704,809
109,000	Takeda Pharmaceutical Co Ltd unsponsored ADR †	1,902,050
		$12,575,725

PHOTOGRAPHY/IMAGING --- 2.04%
149,540	FUJIFILM Holdings Corp ADR	3,285,394
		$3,285,394

PRINTING & PUBLISHING --- 0.00%
1	Reed Elsevier PLC sponsored ADR	29
		$29

RAILROADS --- 0.60%
18,400	East Japan Railway Co	959,270
		$959,270

REAL ESTATE --- 2.18%
204,583	Cheung Kong (Holdings) Ltd unsponsored ADR	1,769,643
12,381	Unibail-Rodamco REIT	1,752,002
		$3,521,645

RETAIL --- 2.96%
315,600	Esprit Holdings Ltd	1,610,303
374,637	Kingfisher PLC sponsored ADR	1,580,968
1,025	Lotte Shopping Co Ltd	142,765
65,300	Seven & I Holdings Co Ltd	1,441,632
		$4,775,668

SPECIALIZED SERVICES --- 1.57%
99,070	Publicis Groupe ADR	2,538,173
		$2,538,173

TELEPHONE & TELECOMMUNICATIONS --- 9.27%
6,959	America Movil SAB de CV ADR	188,450
109,100	Nippon Telegraph & Telephone Corp sponsored ADR	2,076,173
251,840	Nokia OYJ sponsored ADR	2,938,973
153,993	NTT DoCoMo Inc sponsored ADR	2,102,004
5,478	Orascom Telecom Holding SAE GDR	122,616
8,200	PT Telekomunikasi Indonesia sponsored ADR	210,740
124,200	Swisscom AG sponsored ADR	3,475,116
220,330	Vodafone Group PLC sponsored ADR	3,838,149
		$14,952,221

TOBACCO --- 1.08%
38,924	Imperial Tobacco Group PLC ADR	1,747,688
		$1,747,688

TRANSPORTATION --- 2.02%
211,000	China COSCO Holdings Co Ltd	137,471
182,982	TNT NV ADR †	3,119,843
		$3,257,314

UTILITIES --- 1.19%
143,642	Centrica PLC sponsored ADR †	1,920,494
		$1,920,494

TOTAL COMMON STOCK --- 90.35%		$145,694,566
(Cost $215,876,499)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,431,000	Federal Home Loan Bank	2,431,000
0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.51%	$2,431,000
(Cost $2,431,000)

SECURITIES LENDING COLLATERAL

Par Value ($)	Value ($)
13,132,091	Deutsche Bank Securities Inc	13,132,091
Repurchase Agreement
0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 8.14%	$13,132,091
(Cost $13,132,091)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%	$161,257,657
(Cost $231,439,590)

Legend

ADR	American Depository Receipt
†	A portion or all of the security is on loan at March 31, 2009.
‡	Non-income Producing Security
GDR	Global Depository Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2		Level 3	Total
Assets
Common stock	$113,988,706	$31,705,860	$		$145,694,566
Short-term investments	13,132,091	2,431,000			15,563,091
Total	$127,120,797	$34,136,860		$-	$161,257,657

At March 31, 2009, the U.S. Federal income tax cost basis was $220,277,546. The Maxim Invesco ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $384,146 and gross depreciation of securities in which there was an excess of tax cost over value of $72,536,126, resulting in net depreciation of $72,151,980.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2009

UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Australia	3,403,827	2.11%
Brazil	1,383,983	0.87%
Canada	1,580,135	0.98%
China	162,356	0.10%
Finland	2,938,973	1.82%
France	15,794,230	9.78%
Germany	9,514,828	5.91%
Hong Kong	6,470,396	4.02%
India	188,787	0.12%
Indonesia	443,456	0.27%
Israel	197,328	0.12%
Italy	2,975,165	1.85%
Japan	34,386,146	21.33%
Mexico	550,279	0.34%
Netherlands	13,380,944	8.30%
Norway	1,523,558	0.95%
Russia	420,445	0.26%
South Africa	672,129	0.42%
South Korea	1,230,228	0.76%
Spain	4,384,216	2.72%
Sweden	2,131,100	1.32%
Switzerland	12,834,287	7.95%
Taiwan	233,082	0.15%
Thailand	451,228	0.28%
Turkey	103,422	0.06%
United Kingdom	24,767,975	15.35%
United States	19,135,154	11.86%
	161,257,657	100.00%

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.95%
117,295	Precision Castparts Corp	7,025,970
		$7,025,970

AGRICULTURE --- 2.49%
104,535	Bunge Ltd *	5,921,908
		$5,921,908

AIR FREIGHT --- 1.66%
80,295	United Parcel Service Inc Class B	3,952,120
		$3,952,120

BIOTECHNOLOGY --- 14.49%
325,580	Celgene Corp †	14,455,752
393,453	Gilead Sciences Inc †	18,224,743
63,350	Vertex Pharmaceuticals Inc †	1,820,045
		$34,500,540

BROADCAST/MEDIA --- 1.39%
498,655	News Corp	3,301,096
		$3,301,096

CHEMICALS --- 3.26%
93,397	Monsanto Co	7,761,291
		$7,761,291

COMMUNICATIONS - EQUIPMENT --- 11.59%
685,120	Cisco Systems Inc †	11,489,462
224,310	Corning Inc	2,976,594
304,888	Research in Motion Ltd †	13,131,526
		$27,597,582

COMPUTER HARDWARE & SYSTEMS --- 11.33%
256,771	Apple Computer Inc †	26,991,768
		$26,991,768

COMPUTER SOFTWARE & SERVICES --- 8.65%
136,485	Electronic Arts Inc †	2,482,662
18,785	Google Inc †	6,538,307
640,954	Oracle Corp	11,582,039
		$20,603,008

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 4.63%
790,810	ABB Ltd sponsored ADR	11,023,891
		$11,023,891

FINANCIAL SERVICES --- 5.03%
24,095	CME Group Inc	5,936,767
227,820	JPMorgan Chase & Co	6,055,456
		$11,992,223

FOOD & BEVERAGES --- 5.22%
451,616	Anheuser-Busch InBev NV	12,435,371
		$12,435,371

GOLD, METALS & MINING --- 1.33%
238,615	Companhia Vale do Rio Doce ADR	3,173,579
		$3,173,579

HEALTH CARE RELATED --- 1.58%
179,655	UnitedHealth Group Inc	3,760,179
		$3,760,179

HOUSEHOLD GOODS --- 1.03%
65,365	Reckitt Benckiser Group PLC	2,451,528
		$2,451,528

INSURANCE RELATED --- 0.99%
58,390	ACE Ltd	2,358,956
		$2,358,956

INVESTMENT BANK/BROKERAGE FIRM --- 2.53%
56,945	Goldman Sachs Group Inc	6,037,309
		$6,037,309

LEISURE & ENTERTAINMENT --- 0.28%
176,180	Boyd Gaming Corp *	657,151
		$657,151

MEDICAL PRODUCTS --- 1.61%
42,225	Alcon Inc	3,838,675
		$3,838,675

OIL & GAS --- 1.74%
136,120	Petroleo Brasileiro SA ADR	4,147,576
		$4,147,576

RETAIL --- 6.02%
442,115	CVS Caremark Corp	12,153,741
51,445	Kohl's Corp †	2,177,153
		$14,330,894

TELEPHONE & TELECOMMUNICATIONS --- 2.72%
66,220	America Movil SAB de CV ADR	1,793,238

124,935	Crown Castle International Corp †	2,549,923
245,225	tw telecom Inc †	2,145,719
		$6,488,880

TOTAL COMMON STOCK --- 92.52%		$220,351,495
(Cost $237,225,592)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

16,987,000	Federal Home Loan Bank	16,987,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 7.14%		$16,987,000
(Cost $16,987,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

815,006	Deutsche Bank Securities Inc	815,006
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 0.34%		$815,006
(Cost $815,006)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%		$238,153,501
(Cost $255,027,598)

Legend

*	A portion or all of the security is on loan at March 31, 2009.
†	Non-income Producing Security
ADR	American Depository Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3	Total
Assets
Common Stock	$220,351,495	$		$		$220,351,495
Short-term investments	815,006		16,987,000			17,802,006
Total	$221,166,501		$16,987,000		$-	$238,153,501

At March 31, 2009, the U.S. Federal income tax cost basis was $255,165,530. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $32,148,242 and gross depreciation of securities in which there was an excess of tax cost over value of $49,975,277, resulting in net depreciation of $17,827,035.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.29%
1,550,000	Bombardier Inc	799,096
CAD	Debentures
	7.350% December 22, 2026
		$799,096

AGRICULTURE --- 0.32%
1,055,000	Corn Products International Inc	869,680
	Senior Notes
	6.625% April 15, 2037
		$869,680

AIRLINES --- 2.00%
700,000	American Airlines Inc	651,000
	Pass Thru Certificates
	7.324% October 15, 2009
46,848	American Airlines Inc	29,983
	Pass Thru Certificates
	8.040% September 16, 2011
913,951	Atlas Air Inc *	429,557
	Pass Thru Certificates
	8.770% January 2, 2011
394,351	Atlas Air Inc *	386,464
	Pass Thru Certificates
	9.057% January 2, 2014
1,500,291	Atlas Air Inc	1,125,218
	Pass Thru Certificates
	7.680% January 2, 2014
1,326,184	Atlas Air Inc *	888,543
	Pass Thru Certificates
	7.630% January 2, 2015
540,306	Continental Airlines Inc	334,989
	Pass Thru Certificates
	7.373% December 15, 2015
75,642	Continental Airlines Inc	54,084
	Pass Thru Certificates
	8.307% April 2, 2018
1,118,809	Delta Air Lines Inc	660,097
	Pass Thru Certificates
	8.954% August 10, 2014
705,000	Qantas Airways Ltd †	597,144
	Notes
	6.050% April 15, 2016
493,446	United Air Lines Inc	335,543
	Notes
	6.636% July 2, 2022
		$5,492,622

AUTOMOBILES --- 0.57%
1,735,000	Ford Motor Co	490,138
	Debentures
	6.375% February 1, 2029
2,175,000	Ford Motor Co	690,562
	Unsecured Notes
	7.450% July 16, 2031
215,000	Ford Motor Co	58,050
	Debentures
	7.125% November 15, 2025
225,000	Ford Motor Co	63,563
	Bonds
	6.625% October 1, 2028
1,935,000	General Motors Corp ‡	239,456
	Senior Debentures
	8.250% July 15, 2023
240,000	General Motors Corp	30,000
	Debentures
	8.375% July 15, 2033
		$1,571,769

BANKS --- 0.54%
1,830,000	BAC Capital Trust VI	777,966
	Notes
	5.625% March 8, 2035
1,000,000	Keycorp Capital III	718,768
	Notes
	7.750% July 15, 2029
		$1,496,734

BIOTECHNOLOGY --- 1.04%
289,000	Affymetrix Inc	151,725
	Convertible
	3.500% January 15, 2038
250,000	Human Genome Sciences Inc	83,125
	Bonds
	2.250% August 15, 2012
90,000	Incyte Corp	44,550
	Convertible
	3.500% February 15, 2011
385,000	Nektar Therapeutics	249,288
	Convertible
	3.250% September 28, 2012
1,767,000	Vertex Pharmaceuticals Inc	2,321,396
	Senior Subordinated Notes
	4.750% February 15, 2013
		$2,850,084

BROADCAST/MEDIA --- 2.87%
50,000	Clear Channel Communications Inc	7,000
	Unsecured Notes
	5.500% December 15, 2016
1,000,000	Clear Channel Communications Inc	890,000
	Notes
	4.250% May 15, 2009

1,865,000	Comcast Corp	1,629,357
	Notes
	6.450% March 15, 2037
1,710,000	Comcast Corp	1,354,151
	Bonds
	5.650% June 15, 2035
82,570	Liberty Media Corp	29,519
	Senior Notes
	3.500% January 15, 2031
1,130,000	News America Inc	812,876
	Notes
	6.200% December 15, 2034
860,000	News America Inc	627,036
	Notes
	6.150% March 1, 2037
295,000	Time Warner Inc	242,645
	Notes
	6.500% November 15, 2036
120,000	Time Warner Inc	101,307
	Company Guaranteed Bonds
	6.625% May 15, 2029
75,000	Time Warner Inc	67,014
	Bonds
	7.625% April 15, 2031
2,925,000	Viacom Inc	2,134,100
	Senior Notes
	6.875% April 30, 2036
		$7,895,005

BUILDING MATERIALS --- 0.56%
865,000	Owens Corning Inc	484,730
	Notes
	7.000% December 1, 2036
575,000	Owens Corning Inc	421,852
	Notes
	6.500% December 1, 2016
1,220,000	USG Corp	646,600
	Senior Unsecured Notes
	6.300% November 15, 2016
		$1,553,182

CANADIAN - FEDERAL --- 14.87%
9,700,000	Government of Canada	7,920,025
CAD	Notes
	2.750% December 1, 2010
9,500,000	Government of Canada	10,085,462
CAD	Bonds
	5.750% June 1, 2033
7,880,000	Government of Canada	7,072,688
CAD	Notes
	4.250% June 1, 2018
13,645,000	Government of Canada	12,118,681
CAD	Bonds
	5.250% June 1, 2012

4,340,000	Government of Canada	3,695,127
CAD	Bonds
	3.750% June 1, 2012
		$40,891,983

CANADIAN - PROVINCIAL --- 0.90%
2,775,340	Province of Alberta	2,468,332
CAD	Debentures
	5.930% September 16, 2016
		$2,468,332

CHEMICALS --- 1.08%
535,000	Hercules Inc ~	187,250
	Junior Subordinated Debentures
	6.500% June 30, 2029
2,220,000	Hexion Specialty Chemicals Inc	222,000
	Debentures
	7.875% February 15, 2023
480,000	Hexion Specialty Chemicals Inc	48,000
	Debentures
	9.200% March 15, 2021
3,675,000	Methanex Corp	2,498,904
	Notes
	6.000% August 15, 2015
		$2,956,154

COMMUNICATIONS - EQUIPMENT --- 0.51%
950,000	Corning Inc	715,718
	Notes
	7.250% August 15, 2036
375,000	Motorola Inc	237,187
	Senior Unsecured Notes
	6.625% November 15, 2037
325,000	Motorola Inc	204,750
	Debentures
	6.500% November 15, 2028
325,000	Motorola Inc	130,803
	Senior Unsecured Notes
	5.220% October 1, 2097
798,000	Nortel Networks Corp *	113,715
	Notes
	2.125% April 15, 2014
		$1,402,173

COMPUTER HARDWARE & SYSTEMS --- 0.05%
200,000	Maxtor Corp ~	150,000
	Convertible
	5.750% March 1, 2012
		$150,000

DISTRIBUTORS --- 0.79%
2,410,000	Owens & Minor Inc ~	2,167,361
	Notes
	6.350% April 15, 2016
		$2,167,361

ELECTRIC COMPANIES --- 1.70%
1,415,000	Bruce Mansfield Unit ~	1,051,147
	Pass Thru Certificates
	6.850% June 1, 2034
57,000	Commonwealth Edison Co ~	55,693
	Debentures
	4.750% December 1, 2011
2,440,000	Illinois Power Co	2,230,224
	Senior Notes
	6.250% April 1, 2018
210,000	NiSource Finance Corp	183,416
	Notes
	6.150% March 1, 2013
362,500	Quezon Power Philippines Ltd	326,250
	Bonds
	8.860% June 15, 2017
250,000	SP PowerAssets Ltd	163,470
SGD	Notes
	3.730% October 22, 2010
945,000	TXU Corp	256,123
	Notes
	6.550% November 15, 2034
1,010,000	TXU Corp	283,330
	Senior Unsecured Notes
	6.500% November 15, 2024
395,000	TXU Corp	136,275
	Senior Notes
	5.550% November 15, 2014
		$4,685,928

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 2.02%
1,500,000	Agilent Technologies Inc	1,229,138
	Senior Unsecured Notes
	6.500% November 1, 2017
1,630,000	Arrow Electronics Inc	1,552,203
	Notes
	6.875% July 1, 2013
1,220,000	Avnet Inc	1,049,311
	Notes
	5.875% March 15, 2014
245,000	Avnet Inc	204,064
	Senior Unsecured Notes
	6.625% September 15, 2016
1,850,000	Avnet Inc	1,522,274
	Notes
	6.000% September 1, 2015
		$5,556,990

ELECTRONICS - SEMICONDUCTOR --- 0.11%
225,000	Amkor Technology Inc	208,406
	Senior Notes
	7.125% March 15, 2011
65,000	Kulicke & Soffa Industries Inc	51,269
	Convertible
	1.000% June 30, 2010

40,000	Richardson Electronics Ltd	32,000
	Convertible
	7.750% December 15, 2011
		$291,675

ENGINEERING & CONSTRUCTION --- 0.27%
1,005,000	North American Energy Partners Inc	733,650
	Senior Notes
	8.750% December 1, 2011
		$733,650

FINANCIAL SERVICES --- 8.91%
1,910,000	American General Finance Corp	706,700
	Notes
	6.900% December 15, 2017
100,000	Caterpillar Financial Services Corp	86,884
	Notes
	5.850% September 1, 2017
200,000	Caterpillar Financial Services Corp	171,589
	Senior Notes
	5.450% April 15, 2018
2,965,000	Caterpillar Financial Services Corp	2,879,377
	Senior Notes
	6.125% February 17, 2014
360,000	CIT Group Inc	205,668
EUR	Notes
	5.000% May 13, 2014
176,000	CIT Group Inc	101,926
	Senior Unsecured Notes
	5.650% February 13, 2017
126,000	CIT Group Inc	74,340
	Senior Notes
	5.000% February 13, 2014
250,000	CIT Group Inc	199,291
EUR	Notes
	4.250% September 22, 2011
1,000,000	CIT Group Inc	602,634
GBP	Notes
	5.500% December 1, 2014
1,000,000	CIT Group Inc	611,158
EUR	Notes
	3.800% November 14, 2012
29,000	CIT Group Inc	17,657
	Unsecured Notes
	5.000% February 1, 2015
46,000	CIT Group Inc	27,571
	Unsecured Notes
	5.400% January 30, 2016
58,000	CIT Group Inc	37,393
	Senior Unsecured Notes
	5.400% February 13, 2012
55,000	CIT Group Inc	33,247
	Senior Notes
	5.125% September 30, 2014
789,000	CIT Group Inc	434,573
	Unsecured Notes
	5.800% October 1, 2036

1,959,000	CIT Group Inc †	1,013,782
	Notes
	12.000% December 18, 2018
176,000	Countrywide Home Loans Inc	156,622
	Notes
	4.000% March 22, 2011
1,245,000	Ford Motor Credit Co	832,484
	Notes
	7.000% October 1, 2013
895,000	Ford Motor Credit Co	766,622
	Notes
	5.700% January 15, 2010
400,000	General Electric Capital Corp ~	176,511
NZD	Unsubordinated Notes
	6.750% September 26, 2016
5,255,000	General Electric Capital Corp ~	2,404,283
NZD	Senior Unsubordinated Notes
	6.500% September 28, 2015
979,000	GMAC LLC †	471,056
	Notes
	8.000% November 1, 2031
255,000	GMAC LLC †	122,573
	Notes
	7.500% December 31, 2013
159,000	GMAC LLC †	92,401
	Notes
	6.750% December 1, 2014
552,000	GMAC LLC †	160,251
	Notes
	8.000% December 31, 2018
17,433,642,500	JP Morgan Chase Bank London §	1,128,854
IDR	Zero Coupon
	12.240% October 21, 2010
37,900,127,200	JPMorgan Chase & Co † §	1,759,715
IDR	Zero Coupon
	8.800% April 12, 2012
12,275,000	JPMorgan Chase Bank NA † §	4,422,053
BRL	Zero Coupon
	13.870% May 17, 2010
1,820,000	NiSource Finance Corp	1,472,666
	Notes
	6.400% March 15, 2018
229,603	Power Receivables Finance †	224,706
	Senior Notes
	6.290% January 1, 2012
1,125,000	Ranhill Labuan Ltd †	641,250
	Notes
	12.500% October 26, 2011
285,000	SLM Corp	213,750
	Notes
	4.500% July 26, 2010
2,665,000	Toll Brothers Finance Corp	2,247,922
	Notes
	5.150% May 15, 2015
		$24,497,509

FOOD & BEVERAGES --- 0.06%
210,000	Sara Lee Corp	176,851
	Unsecured Notes
	6.125% November 1, 2032
		$176,851

FOREIGN BANKS --- 2.58%
3,020,000,000	Barclays Financial LLC †	2,238,718
KRW	Notes
	4.060% September 16, 2010
125,000,000	Barclays Financial LLC †	3,488,651
THB	Bonds
	4.160% February 22, 2010
49,000,000	Barclays Financial LLC †	1,354,702
THB	Bonds
	4.100% March 22, 2010
		$7,082,071

FOREIGN GOVERNMENTS --- 6.22%
2,000,000	Government of Australia	1,462,587
AUD	Bonds
	6.000% May 1, 2012
2,935,000	Government of Australia	2,140,386
AUD	Notes
	6.000% June 14, 2011
4,290,000	Government of Australia	3,152,985
AUD	Bonds
	7.000% December 1, 2010
80,000	Government of Brazil	92,200
	Unsubordinated Notes
	8.875% April 15, 2024
80,000,000	Government of Mexico	5,607,850
MXP	Bonds
	8.000% December 7, 2023
28,530,000	Government of Norway	4,437,705
NOK	Bonds
	4.250% May 19, 2017
1,280,000	Government of Norway	208,516
NOK	Bonds
	5.000% May 15, 2015
		$17,102,229

HEALTH CARE RELATED --- 1.96%
80,000	HCA Inc	59,800
	Senior Unsecured Notes
	6.750% July 15, 2013
2,035,000	HCA Inc	1,526,250
	Notes
	6.250% February 15, 2013
250,000	HCA Inc	208,750
	Senior Notes
	6.300% October 1, 2012
725,000	HCA Inc	362,500
	Bonds
	7.500% November 6, 2033

130,000	HCA Inc	85,150
	Notes
	6.500% February 15, 2016
150,000	HCA Inc	98,250
	Notes
	6.375% January 15, 2015
45,000	HCA Inc	29,475
	Senior Unsecured Notes
	5.750% March 15, 2014
765,000	HCA Inc	398,416
	Notes
	7.690% June 15, 2025
150,000	HCA Inc	101,331
	Senior Unsecured Notes
	7.190% November 15, 2015
575,000	HCA Inc	322,416
	Debentures
	8.360% April 15, 2024
2,505,000	HCA Inc	1,302,600
	Debentures
	7.050% December 1, 2027
175,000	HCA Inc	88,514
	Notes
	7.750% July 15, 2036
1,115,000	HCA Inc	572,119
	Notes
	7.580% September 15, 2025
395,000	HCA Inc	209,284
	Debentures
	7.500% December 15, 2023
55,000	Tenet Healthcare Corp	27,225
	Senior Notes
	6.875% November 15, 2031
		$5,392,080

HOMEBUILDING --- 3.28%
3,295,000	DR Horton Inc	2,524,794
	Senior Notes
	5.250% February 15, 2015
5,000	DR Horton Inc	3,925
	Unsubordinated Notes
	6.500% April 15, 2016
405,000	DR Horton Inc	317,925
	Senior Notes
	5.625% September 15, 2014
1,070,000	DR Horton Inc	813,200
	Notes
	5.625% January 15, 2016
80,000	K Hovnanian Enterprises Inc	21,600
	Notes
	6.250% January 15, 2016
25,000	K Hovnanian Enterprises Inc	6,875
	Notes
	6.375% December 15, 2014
20,000	K Hovnanian Enterprises Inc	5,200
	Senior Notes
	6.500% January 15, 2014

1,340,000	Lennar Corp	964,800
	Notes
	6.500% April 15, 2016
1,925,000	Lennar Corp	1,371,563
	Notes
	5.600% May 31, 2015
3,615,000	Pulte Homes Inc	2,205,150
	Senior Notes
	6.000% February 15, 2035
450,000	Pulte Homes Inc	356,062
	Senior Notes
	5.200% February 15, 2015
695,000	Pulte Homes Inc	423,950
	Senior Notes
	6.375% May 15, 2033
		$9,015,044

INDEPENDENT POWER PRODUCER --- 0.38%
240,000	AES Corp	214,800
	Senior Notes
	7.750% March 1, 2014
1,000,000	Constellation Energy Group	821,560
	Notes
	4.550% June 15, 2015
		$1,036,360

INSURANCE RELATED --- 2.02%
415,000	Allstate Corp	300,257
	Senior Notes
	5.950% April 1, 2036
850,000	Marsh & McLennan Cos Inc	749,505
	Notes
	5.375% July 15, 2014
555,000	Marsh & McLennan Cos Inc	494,842
	Senior Notes
	5.750% September 15, 2015
125,000	Marsh & McLennan Cos Inc	82,951
	Senior Notes
	5.875% August 1, 2033
590,000	MBIA Insurance Corp † **	182,900
	Bonds
	14.000% January 15, 2033
3,005,000	Mutual of Omaha Insurance Co †	2,096,012
	Notes
	6.800% June 15, 2036
755,000	St Paul Travelers Co Inc	729,014
	Senior Unsecured Notes
	6.750% June 20, 2036
1,010,000	Travelers Cos Inc	924,118
	Senior Notes
	6.250% June 15, 2037
		$5,559,599

INVESTMENT BANK/BROKERAGE FIRM --- 1.08%
1,065,000	Goldman Sachs Group Inc	971,983
	Senior Notes
	5.150% January 15, 2014

2,105,000	Goldman Sachs Group LP	1,903,086
	Notes
	5.000% October 1, 2014
200,000	Kaupthing Bank Hf * †	10,250
	Senior Notes
	3.413% January 15, 2010
300,000	Kaupthing Bank Hf * †	15,375
	Unsecured Notes
	6.125% October 4, 2016
1,600,000	Kaupthing Bank Hf * †	82,000
	Senior Notes
	5.750% October 4, 2011
285,000	Lehman Brothers Holdings Inc *	29
	Bonds
	6.000% May 3, 2032
2,235,000	Lehman Brothers Holdings Inc *	223
	Notes
	6.875% July 17, 2037
		$2,982,946

MACHINERY --- 0.15%
665,000	Toro Co ~	399,000
	Bonds
	6.625% May 1, 2037
		$399,000

MEDICAL PRODUCTS --- 0.09%
160,000	Boston Scientific Corp	146,400
	Bonds
	5.450% June 15, 2014
500,000	EPIX Pharmaceuticals Inc ~	100,000
	Convertible
	3.000% June 15, 2024
		$246,400

MISCELLANEOUS --- 0.28%
756,505	PF Export Receivable Master Trust Technologies †	764,070
	Senior Notes
	6.436% June 1, 2015
		$764,070

OFFICE EQUIPMENT & SUPPLIES --- 0.19%
750,000	Xerox Capital Trust I	528,203
	Company Guaranteed Notes
	8.000% February 1, 2027
		$528,203

OIL & GAS --- 5.17%
2,055,000	Anadarko Petroleum Corp	1,436,373
	Senior Notes
	6.450% September 15, 2036
2,335,000	Anadarko Petroleum Corp	2,011,089
	Senior Notes
	5.950% September 15, 2016

995,000	Connacher Oil & Gas Ltd †	313,425
	Notes
	10.250% December 15, 2015
250,000	El Paso Corp	186,800
	Senior Notes
	7.800% August 1, 2031
2,000,000	El Paso Corp	1,379,236
	Bonds
	6.950% June 1, 2028
990,000	Enterprise Products Operating LLC	912,506
	Notes
	6.300% September 15, 2017
210,000	Kinder Morgan Inc	176,400
	Senior Unsecured Notes
	5.150% March 1, 2015
1,500,000	Pioneer Natural Resources Co	920,054
	Senior Notes
	7.200% January 15, 2028
2,750,000	Plains All American Pipeline LP	1,993,211
	Notes
	6.650% January 15, 2037
1,275,000	Plains All American Pipeline LP	1,083,311
	Bonds
	6.125% January 15, 2017
2,425,000	Questar Market Resources Inc	2,170,654
	Bonds
	6.800% April 1, 2018
975,000	Talisman Energy Inc	687,792
	Bonds
	6.250% February 1, 2038
365,000	Talisman Energy Inc	246,344
	Notes
	5.850% February 1, 2037
110,000	Weatherford International Ltd	77,436
	Notes
	6.500% August 1, 2036
776,000	Williams Cos Inc	613,040
	Debentures
	7.500% January 15, 2031
		$14,207,671

OTHER ASSET-BACKED --- 0.75%
2,520,000	Citibank Credit Card Issuance Trust	1,587,600
	Series 2008-C6 Class C6
	6.300% June 20, 2014
500,000	Community Program Loan Trust	460,847
	Series 1987-A Class A5
	4.500% April 1, 2029
		$2,048,447

PAPER & FOREST PRODUCTS --- 2.26%
120,000	Georgia-Pacific Corp	96,000
	Senior Notes
	8.875% May 15, 2031
540,000	Georgia-Pacific Corp	429,300
	Senior Notes
	8.000% January 15, 2024

635,000	Georgia-Pacific Corp	441,325
	Bonds
	7.250% June 1, 2028
5,850,000	Georgia-Pacific Corp	4,329,000
	Notes
	7.750% November 15, 2029
685,000	Westvaco Corp	523,652
	Unsecured Notes
	7.950% February 15, 2031
490,000	Westvaco Corp	386,297
	Debentures
	8.200% January 15, 2030
		$6,205,574

PERSONAL LOANS --- 0.85%
2,725,000	SLM Corp	1,471,849
	Notes
	8.450% June 15, 2018
295,000	SLM Corp	248,937
	Senior Unsecured Notes
	4.000% January 15, 2010
1,120,000	SLM Corp	614,563
	Notes
	5.375% January 15, 2013
		$2,335,349

PHARMACEUTICALS --- 2.17%
1,735,000	Elan Finance PLC	1,388,000
	Notes
	8.875% December 1, 2013
3,530,000	Elan Finance PLC	2,965,200
	Notes
	7.750% November 15, 2011
840,000	Valeant Pharmaceuticals International	743,400
	Convertible
	4.000% November 15, 2013
910,000	Valeant Pharmaceuticals International	871,325
	Convertible
	3.000% August 16, 2010
		$5,967,925

RAILROADS --- 0.91%
3,245,000	CSX Corp	2,279,139
	Senior Unsubordinated Notes
	6.000% October 1, 2036
386,000	Missouri Pacific Railroad Co ~	212,300
	Debentures
	5.000% January 1, 2045
		$2,491,439

REAL ESTATE --- 1.90%
850,000	Camden Property Trust	642,331
	Senior Unsecured Notes
	5.700% May 15, 2017

135,000	Duke Realty LP	80,736
	Senior Unsecured Notes
	5.950% February 15, 2017
50,000	Equity Residential	39,453
	Notes
	5.125% March 15, 2016
2,640,000	Highwoods Realty LP	1,632,510
	Senior Notes
	5.850% March 15, 2017
2,200,000	Highwoods Realty LP	1,449,791
	Senior Notes
	7.500% April 15, 2018
935,000	Host Hotels & Resorts LP †	649,825
	Convertible
	2.625% April 15, 2027
90,000	iStar Financial Inc	36,900
	Unsecured Notes
	5.650% September 15, 2011
375,000	iStar Financial Inc	114,375
	Notes
	5.950% October 15, 2013
1,565,000	iStar Financial Inc	489,062
	Notes
	8.625% June 1, 2013
60,000	iStar Financial Inc	17,400
	Notes
	5.700% March 1, 2014
20,000	iStar Financial Inc	5,800
	Unsecured Notes
	6.050% April 15, 2015
20,000	iStar Financial Inc	5,800
	Unsecured Notes
	5.875% March 15, 2016
50,000	ProLogis	27,478
	Notes
	5.750% April 1, 2016
60,000	ProLogis	32,400
	Notes
	5.625% November 15, 2015
		$5,223,861

RETAIL --- 3.75%
360,000	Albertson's Inc	294,300
	Debentures
	8.000% May 1, 2031
755,000	Albertson's Inc	554,925
	Notes
	6.625% June 1, 2028
580,000	Albertson's Inc	485,750
	Debentures
	7.750% June 15, 2026
4,545,000	Albertson's Inc	3,772,350
	Debentures
	7.450% August 1, 2029
500,000	Dillard's Inc	180,000
	Unsecured Notes
	6.625% January 15, 2018

1,000,000	Dillard's Inc	330,000
	Debentures
	7.750% July 15, 2026
500,000	Dillard's Inc	165,000
	Debentures
	7.875% January 1, 2023
850,000	Foot Locker Inc	684,250
	Debentures
	8.500% January 15, 2022
3,396,000	Home Depot Inc	2,404,983
	Senior Notes
	5.875% December 16, 2036
445,000	JC Penney Corp Inc	278,195
	Senior Notes
	6.375% October 15, 2036
525,000	Macy's Retail Holdings Inc	292,363
	Notes
	6.375% March 15, 2037
540,000	Toys R Us Inc	189,675
	Senior Unsecured Notes
	7.875% April 15, 2013
2,125,000	Toys R Us Inc	680,000
	Senior Notes
	7.375% October 15, 2018
		$10,311,791

SPECIALIZED SERVICES --- 0.99%
50,000	United Rentals North America Inc	25,250
	Notes
	7.000% February 15, 2014
90,000	United Rentals North America Inc	66,600
	Notes
	1.875% October 15, 2023
3,285,000	Western Union Co	2,624,097
	Senior Unsecured Notes
	6.200% November 17, 2036
		$2,715,947

SUPRANATIONALS --- 8.50%
17,325,000	Inter-American Development Bank	9,772,294
NZD	Notes
	6.000% December 15, 2017
17,500,000	Inter-American Development Bank §	7,430,758
BRL	Zero Coupon
	18.840% May 11, 2009
9,600,000	International Bank for Reconstruction & Development	6,166,356
SGD	Unsubordinated Notes
	1.430% March 5, 2014
		$23,369,408

TELEPHONE & TELECOMMUNICATIONS --- 6.38%
4,555,000	Alcatel-Lucent USA Inc	1,730,900
	Debentures
	6.450% March 15, 2029

250,000	Alcatel-Lucent USA Inc	95,000
	Debentures
	6.500% January 15, 2028
760,000	AT&T Corp	666,356
	Notes
	6.500% March 15, 2029
1,205,000	AT&T Inc	1,087,419
	Bonds
	6.500% September 1, 2037
405,000	AT&T Inc	354,830
	Senior Notes
	6.150% September 15, 2034
170,000	BellSouth Corp	152,272
	Bonds
	6.000% November 15, 2034
35,000	BellSouth Corp	32,481
	Senior Unsecured Notes
	6.550% June 15, 2034
775,000	Embarq Corp	581,250
	Notes
	7.995% June 1, 2036
1,465,000	Level 3 Communications Inc	607,975
	Senior Notes
	3.500% June 15, 2012
965,000	Level 3 Communications Inc	931,225
	Convertible
	6.000% September 15, 2009
1,070,000	Level 3 Communications Inc ‡	909,500
	Convertible
	6.000% March 15, 2010
2,440,000	Level 3 Communications Inc	1,784,250
	Convertible
	2.875% July 15, 2010
295,000	Nextel Communications Inc	168,150
	Senior Notes
	6.875% October 31, 2013
910,000	Nextel Communications Inc	505,050
	Bonds
	5.950% March 15, 2014
290,000	Nextel Communications Inc	279,487
	Convertible
	5.250% January 15, 2010
400,000	Nextel Communications Inc	212,000
	Senior Notes
	7.375% August 1, 2015
250,000	Nortel Networks Ltd *	16,250
	Notes
	6.875% September 1, 2023
1,585,000	Northern Telecom Capital *	253,600
	Notes
	7.875% June 15, 2026
150,000	NTL Cable PLC	139,500
	Senior Notes
	9.125% August 15, 2016
150,000	Qwest Capital Funding Inc	106,500
	Unsecured Notes
	7.625% August 3, 2021

3,500,000	Qwest Capital Funding Inc	2,310,000
	Unsecured Notes
	7.750% February 15, 2031
500,000	Qwest Corp	330,000
	Debentures
	7.250% September 15, 2025
45,000	Qwest Corp	29,475
	Debentures
	6.875% September 15, 2033
130,000	Sprint Capital Corp	87,100
	Bonds
	8.750% March 15, 2032
744,000	Sprint Capital Corp	453,840
	Notes
	6.875% November 15, 2028
380,000	Sprint Capital Corp	267,900
	Notes
	6.900% May 1, 2019
606,000	Sprint Nextel Corp	433,290
	Bonds
	6.000% December 1, 2016
545,000	Telecom Italia Capital SA	459,519
	Notes
	5.250% October 1, 2015
465,000	Telecom Italia Capital SA	338,802
	Notes
	6.375% November 15, 2033
490,000	Telecom Italia Capital SA	440,038
	Notes
	5.250% November 15, 2013
470,000	Telecom Italia Capital SA	320,659
	Unsecured Notes
	6.000% September 30, 2034
1,960,000	US West Capital Funding Inc	1,234,800
	Bonds
	6.875% July 15, 2028
250,000	US West Capital Funding Inc	170,000
	Company Guaranteed Notes
	6.500% November 15, 2018
65,000	Verizon Maryland Inc	45,028
	Senior Unsecured Notes
	5.125% June 15, 2033
		$17,534,446

TEXTILES --- 0.02%
35,000	Dixie Group Inc ‡	31,631
	Convertible
	7.000% May 15, 2012
750,000	Kellwood Co * ~	33,750
	Convertible
	7.625% October 15, 2017
		$65,381

TOBACCO --- 2.09%
3,230,000	Altria Group Inc	3,453,496
	Notes
	9.250% August 6, 2019

2,235,000	Reynolds American Inc	1,908,004
	Bonds
	6.750% June 15, 2017
545,000	Reynolds American Inc	397,943
	Bonds
	7.250% June 15, 2037
		$5,759,443

TRANSPORTATION --- 0.49%
1,650,000	APL Ltd ~	1,159,240
	Debentures
	8.000% January 15, 2024
400,000	DP World Ltd †	191,380
	Bonds
	6.850% July 2, 2037
		$1,350,620

U.S. MUNICIPAL --- 1.25%
1,905,000	Michigan Tobacco Settlement Finance Authority ~	1,112,044
	Bonds
	7.309% June 1, 2034
4,720,000	Tobacco Settlement Financing Corp ~	2,324,175
	Bonds
	6.706% June 1, 2046
		$3,436,219

UTILITIES --- 1.26%
1,200,000	DCP Midstream LP †	777,905
	Bonds
	6.450% November 3, 2036
180,000	NGC Corp	95,400
	Debentures
	7.125% May 15, 2018
415,000	NGC Corp	174,300
	Debentures
	7.625% October 15, 2026
2,220,000	NGC Corp Capital Trust I	888,000
	Company Guaranteed Notes
	8.316% June 1, 2027
1,000,000	White Pine Hydro LLC † ~	899,979
	Senior Notes
	7.260% July 20, 2015
455,000	White Pine Hydro LLC † ~	348,108
	Notes
	6.960% July 10, 2037
300,000	White Pine Hydro LLC † ~	266,944
	Notes
	6.310% July 10, 2017
		$3,450,636

TOTAL BONDS --- 96.43%		$265,088,937
(Cost $341,605,237)

PREFERRED STOCK

Shares		Value ($)

AGENCY --- 0.05%
2,400	Fannie Mae Series F	2,160
1,400	Fannie Mae Series H	1,610
3,350	Fannie Mae Series I	4,790
7,000	Fannie Mae Series K	5,390
1,700	Fannie Mae Series L	1,173
4,750	Fannie Mae Series M	3,468
2,150	Fannie Mae Series Q	1,075
3,800	Fannie Mae Series R	3,154
68,650	Fannie Mae Series S **	48,741
2,200	Fannie Mae Series T	1,760
2,450	Freddie Mac Series O	1,911
3,100	Freddie Mac Series P	2,759
5,400	Freddie Mac Series U	2,214
36,950	Freddie Mac Series V	14,041
10,950	Freddie Mac Series W	4,380
14,450	Freddie Mac Series Y	5,925
50,750	Freddie Mac Series Z **	23,345
		$127,896

COMPUTER SOFTWARE & SERVICES --- 0.11%
1,070	Lucent Technologies Capital Trust 1	310,352
		$310,352

ELECTRIC COMPANIES --- 0.40%
5,650	AES Trust III	192,100
2,255	New York State Electric & Gas Corp	137,555
25,000	Southern California Edison Co	511,250
3,600	Union Electric Co	241,200
300	Xcel Energy Inc	18,375
		$1,100,480

FINANCIAL SERVICES --- 0.31%
1,484	Bank of America Corp	604,730
283	Preferred Blocker Inc † ††	56,343
9,608	Sovereign Capital Trust IV	189,758
		$850,831

HOUSEHOLD GOODS --- 0.21%
31,225	Newell Financial Trust Inc	562,050
		$562,050

INVESTMENT BANK/BROKERAGE FIRM --- 0.00%
2,441	Lehman Brothers Holdings Inc Series C *	2
2,285	Lehman Brothers Holdings Inc Series D *	14
10,649	Lehman Brothers Holdings Inc Series F *	26
4,346	Lehman Brothers Holdings Inc Series J *	24
723	Lehman Brothers Holdings Inc Series P *	528
		$594

OIL & GAS --- 0.07%
415	Chesapeake Energy Corp	25,419
7,000	El Paso Energy Capital Trust I	175,000

		$200,419

REAL ESTATE --- 0.00%
2,000	FelCor Lodging Trust Inc	7,500
		$7,500

UTILITIES --- 0.01%
228	MDU Resources Group Inc	22,843
		$22,843

TOTAL PREFERRED STOCK --- 1.16%		$3,182,965
(Cost $9,096,980)

COMMON STOCK

Shares		Value ($)

COMMUNICATIONS - EQUIPMENT --- 0.25%
51,679	Corning Inc	685,780
		$685,780

CONTAINERS --- 0.14%
26,029	Owens-Illinois Inc ††	375,859
		$375,859

OIL & GAS --- 0.26%
42,007	Chesapeake Energy Corp	716,639
		$716,639

UNIT INVESTMENT TRUST --- 0.05%
23,247	Dreyfus Premier GNMA Fund Inc	56,955
10,229	DWS High Income Trust ‡	30,073
7,484	Highland Credit Strategies Fund	34,726
16,727	Van Kampen High Income Trust II	31,782
		$153,536

TOTAL COMMON STOCK --- 0.70%		$1,931,814
(Cost $3,335,113)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
4,095,000	Federal Home Loan Bank §	4,095,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.49%		$4,095,000
(Cost $4,095,000)

SECURITIES LENDING COLLATERAL

613,005	Deutsche Bank Securities Inc	613,005
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 0.22%	$613,005
(Cost $613,005)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%	$274,911,721
(Cost $358,745,335)

Legend

*	Security in default at March 31, 2009.
†

The Maxim Loomis Sayles Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2009 were $31,313,280, $19,948,319 and 7.13%, respectively.

‡	A portion or all of the security is on loan at March 31, 2009.
~

The Maxim Loomis Sayles Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2009 were $19,751,536, $13,047,785 and 4.66%, respectively.

§	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
**	Represents the current interest rate for variable rate security.
††	Non-income Producing Security

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro Dollar
GBP	-	United Kingdom Pound
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
MXP	-	Mexican Peso
NOK	-	Norway Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
THB	-	Thai Baht

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description		Level 1	Level 2	Level 3	Total
Assets
Bonds	$		$236,171,785	$28,917,152	$265,088,937
Common stock		1,931,814			1,931,814
Preferred stock		924,191	1,378,872	879,902	3,182,965
Short-term investments		613,005	4,095,000		4,708,005
Total		$3,469,010	$241,645,657	$29,797,054	$274,911,721

At March 31, 2009, the U.S. Federal income tax cost basis was $358,217,560. The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,535,471 and gross depreciation of securities in which there was an excess of tax cost over value of $88,454,314, resulting in net depreciation of $83,918,843.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

MARCH 31, 2009

UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
	613,005	0.22%
Australia	7,353,102	2.68%
Bermuda	77,436	0.03%
Brazil	92,200	0.03%
Canada	48,769,491	17.74%
European Community	6,166,356	2.24%
Global	8,194,828	2.98%
Iceland	107,625	0.04%
Ireland	4,353,200	1.58%
Latin America	9,772,294	3.56%
Luxembourg	1,559,018	0.57%
Malaysia	641,250	0.23%
Mexico	5,607,850	2.04%
Norway	4,646,221	1.69%
Philippines	326,250	0.12%
Singapore	163,470	0.06%
United Kingdom	1,268,354	0.46%
United States	175,199,771	63.73%
	274,911,721	100.00%

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 1.25%
54,637	Ducommun Inc	794,422
56,046	Teledyne Technologies Inc *	1,495,307
		$2,289,729

AIR FREIGHT --- 0.75%
59,990	Atlas Air Worldwide Holdings Inc *	1,040,826
20,213	Hub Group Inc *	343,621
		$1,384,447

AUTO PARTS & EQUIPMENT --- 1.02%
100,534	Gentex Corp	1,001,319
138,710	Goodyear Tire & Rubber Co *	868,324
		$1,869,643

BANKS --- 7.60%
77,087	Bank of the Ozarks Inc	1,779,168
67,210	Comerica Inc	1,230,615
104,233.7	First Horizon National Corp	1,119,470
57,841	Glacier Bancorp Inc	908,682
21,743	Hancock Holding Co	680,121
39,097	Iberiabank Corp	1,796,116
34,014	Pennsylvania Commerce Bancorp Inc *	625,858
58,184	Prosperity Bancshares Inc	1,591,333
71,432	Signature Bank *	2,016,525
228,033	Sterling Bancshares Inc	1,491,336
35,624	SVB Financial Group *	712,836
		$13,952,060

BIOTECHNOLOGY --- 0.49%
10,932	Mettler-Toledo International Inc *	561,140
25,890	PerkinElmer Inc	330,615
		$891,755

BUILDING MATERIALS --- 0.99%
55,871	Armstrong World Industries Inc	615,140
49,713	Eagle Materials Inc	1,205,540
		$1,820,680

CHEMICALS --- 1.33%
44,394	Koppers Holdings Inc	644,601
68,063	LSB Industries Inc *	673,143
23,203	Lubrizol Corp	789,134
10,679	Minerals Technologies Inc	342,262

		$2,449,140

COMMUNICATIONS - EQUIPMENT --- 2.53%
251,824	ADC Telecommunications Inc *	1,105,507
60,084	ADTRAN Inc	973,961
54,488	Anaren Inc *	596,099
53,038	CommScope Inc *	602,512
102,895	Tekelec *	1,361,301
		$4,639,380

COMPUTER HARDWARE & SYSTEMS --- 0.93%
41,539	NCR Corp *	330,235
84,918	Teradata Corp *	1,377,370
		$1,707,605

COMPUTER SOFTWARE & SERVICES --- 3.97%
63,857	Alloy Inc *	268,199
42,826	Informatica Corp *	567,873
165,861	Mentor Graphics Corp *	736,423
117,985	Perot Systems Corp Class A *	1,519,647
40,546	Progress Software Corp *	703,879
57,912	Quest Software Inc *	734,324
51,945	SRA International Inc *	763,591
54,668	Sybase Inc *	1,655,894
74,404	United Online Inc	331,842
		$7,281,672

CONGLOMERATES --- 0.85%
39,751	Teleflex Inc	1,553,867
		$1,553,867

CONTAINERS --- 0.94%
66,387	Myers Industries Inc	407,616
48,649	Rock-Tenn Co Class A	1,315,956
		$1,723,572

COSMETICS & PERSONAL CARE --- 1.04%
84,078	Alberto-Culver Co	1,901,004
		$1,901,004

DISTRIBUTORS --- 0.16%
15,852	Core-Mark Holding Co Inc *	288,823
		$288,823

ELECTRIC COMPANIES --- 3.15%
44,816	ALLETE Inc	1,196,139
37,428	ITC Holdings Corp	1,632,609
49,012	NorthWestern Corp	1,052,778
107,843	Portland General Electric Co	1,896,959
		$5,778,485

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 2.44%
27,642	Amphenol Corp	787,521
16,482	Badger Meter Inc †	476,165
57,384	Daktronics Inc †	375,865
53,397	II-VI Inc *	917,360
11,701	LaBarge Inc *	97,937
70,425	Littelfuse Inc *	773,971
34,850	Polypore International Inc *	140,097
23,582	ScanSource Inc *	438,196
81,965	TTM Technologies Inc *	475,397
		$4,482,509

ELECTRONICS - SEMICONDUCTOR --- 2.06%
219,422	Atmel Corp *	796,502
58,506	Cohu Inc	421,243
159,777	ON Semiconductor Corp *	623,130
48,984	Semtech Corp *	653,936
179,999	Teradyne Inc *	788,396
200,285	TriQuint Semiconductor Inc *	494,704
		$3,777,911

ENGINEERING & CONSTRUCTION --- 0.59%
71,550	MYR Group Inc *	1,091,137
		$1,091,137

FINANCIAL SERVICES --- 1.28%
41,010	JMP Group Inc	197,258
153,403	PHH Corp *	2,155,312
		$2,352,570

FOOD & BEVERAGES --- 3.94%
58,798	Flowers Foods Inc	1,380,577
51,137	J&J Snack Foods Corp	1,768,829
24,959	JM Smucker Co	930,222
27,704	Ralcorp Holdings Inc *	1,492,691
107,415	Spartan Stores Inc	1,655,265
		$7,227,584

GOLD, METALS & MINING --- 0.67%
46,389	Reliance Steel & Aluminum Co	1,221,422
		$1,221,422

HEALTH CARE RELATED --- 2.19%
25,809	Amedisys Inc * †	709,489
35,584	Corvel Corp *	719,509
30,826	MEDNAX Inc *	908,442
27,892	MWI Veterinary Supply Inc *	794,364
107,569	Skilled Healthcare Group Inc *	883,142
		$4,014,946

HOUSEHOLD GOODS --- 1.20%
22,110	Church & Dwight Co Inc	1,154,805
80,520	Leggett & Platt Inc	1,045,955
		$2,200,760

INSURANCE RELATED --- 8.40%
27,819	American Physicians Capital Inc	1,138,353
47,950	Aspen Insurance Holdings Ltd	1,076,957
67,977	Fidelity National Title Group Inc	1,326,231
34,210	Hanover Insurance Group Inc	985,932
86,031	HCC Insurance Holdings Inc	2,167,121
1,683	Markel Corp *	477,770
29,644	Navigators Group Inc *	1,398,604
19,519	PartnerRe Ltd	1,211,544
19,548	ProAssurance Corp *	911,328
35,880	Reinsurance Group of America Inc	1,162,153
28,889	RLI Corp	1,450,228
55,794	WR Berkley Corp	1,258,155
35,608	Zenith National Insurance Corp	858,509
		$15,422,885

INVESTMENT BANK/BROKERAGE FIRM --- 1.92%
44,873	Investment Technology Group Inc *	1,145,159
55,121	Stifel Financial Corp *	2,387,290
		$3,532,449

LEISURE & ENTERTAINMENT --- 0.91%
76,582	Dover Downs Gaming & Entertainment Inc	235,107
59,621	Penn National Gaming Inc *	1,439,847
		$1,674,954

MACHINERY --- 2.19%
79,825	Altra Holdings Inc *	309,721
20,915	CLARCOR Inc	526,849
79,426	Intevac Inc *	413,809
110,673	John Bean Technologies Corp	1,157,640
26,072	Middleby Corp * †	845,515
29,293	Wabtec Corp	772,749
		$4,026,283

MEDICAL PRODUCTS --- 1.14%
34,108	Hill-Rom Holdings Inc †	337,328
66,264	Medical Action Industries Inc *	549,328
36,918	West Pharmaceutical Services Inc	1,211,280
		$2,097,936

MISCELLANEOUS --- 0.42%
49,502	McGrath Rentcorp	779,746
		$779,746

OIL & GAS --- 2.68%
28,022	Comstock Resources Inc *	835,056
29,879	Hornbeck Offshore Services Inc *	455,356
55,326	Mariner Energy Inc *	428,776
18,842	Newfield Exploration Co *	427,713
40,280	Oceaneering International Inc *	1,485,124
116,604	Penn Virginia Corp	1,280,312

		$4,912,337

PAPER & FOREST PRODUCTS --- 0.22%
50,957	Clearwater Paper Corp *	409,185
		$409,185

PERSONAL LOANS --- 0.68%
132,083	Dollar Financial Corp *	1,257,430
		$1,257,430

PHARMACEUTICALS --- 2.14%
55,423	Endo Pharmaceuticals Holdings Inc *	979,879
99,745	Obagi Medical Products Inc *	536,628
97,052	Perrigo Co	2,409,801
		$3,926,308

POLLUTION CONTROL --- 2.44%
99,197	ABM Industries Inc	1,626,831
44,497	American Ecology Corp	620,288
86,966	Waste Connections Inc *	2,235,026
		$4,482,145

PRINTING & PUBLISHING --- 3.20%
98,292	Interactive Data Corp	2,443,539
87,632	John Wiley & Sons Inc Class A	2,609,681
54,792	Scholastic Corp	825,716
		$5,878,936

RAILROADS --- 0.38%
32,879	Genesee & Wyoming Inc *	698,679
		$698,679

REAL ESTATE --- 5.30%
73,734	American Campus Communities Inc REIT	1,280,022
170,688	Capstead Mortgage Corp REIT	1,833,189
125,857	Chimera Investment Corp REIT	422,880
44,339	Digital Realty Trust Inc REIT	1,471,168
139,999	Forestar Group Inc *	1,070,992
58,500	Health Care Inc REIT	1,789,515
80,492	Potlatch Corp REIT	1,866,610
		$9,734,376

RESTAURANTS --- 1.52%
46,129	Bob Evans Farms Inc	1,034,212
64,703	California Pizza Kitchen Inc *	846,316
31,458	Cracker Barrel Old Country Store Inc	900,957
		$2,781,485

RETAIL --- 3.35%
47,570	Dollar Tree Inc *	2,119,244
42,191	Genesco Inc *	794,457
152,446	HSN Inc *	783,572

50,954	Jo-Ann Stores Inc *	832,588
286,137	Sally Beauty Co Inc *	1,625,258
		$6,155,119

SAVINGS & LOANS --- 1.15%
121,746	Beneficial Mutual Bancorp Inc *	1,199,198
103,442	Westfield Financial Inc	910,290
		$2,109,488

SPECIALIZED SERVICES --- 9.91%
26,854	Alliance Data Systems Corp * †	992,255
39,414	Brink's Co	1,042,894
147,424	Broadridge Financial Solutions Inc	2,743,561
33,319	Duff & Phelps Corp *	524,774
49,931	Geo Group Inc *	661,586
32,143	Global Payments Inc	1,073,898
98,878	Hillenbrand Inc	1,583,037
66,673	Lender Processing Services Inc	2,040,860
213,439	Rollins Inc	3,660,479
136,568	Standard Parking Corp *	2,239,715
89,276	Wright Express Corp *	1,626,609
		$18,189,668

TEXTILES --- 1.89%
98,459	Carter's Inc *	1,852,014
69,853	FGX International Holdings Ltd *	811,692
51,385	Fossil Inc *	806,744
		$3,470,450

TRANSPORTATION --- 0.58%
39,837	Kirby Corp *	1,061,258
		$1,061,258

UNIT INVESTMENT TRUST --- 0.36%
16,800	iShares Russell 2000 Value Index Fund	662,928
		$662,928

UTILITIES --- 2.45%
50,392	ONEOK Inc	1,140,371
142,344	UGI Corp	3,360,742
		$4,501,113

WATER --- 1.16%
31,026	American States Water Co	1,126,864
69,026	Middlesex Water Co	993,975
		$2,120,839

TOTAL COMMON STOCK --- 95.76%		$175,786,698
(Cost $214,954,000)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,993,000	Federal Home Loan Bank	4,993,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 2.72%		$4,993,000
(Cost $4,993,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,785,019	Deutsche Bank Securities Inc	2,785,019
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.52%		$2,785,019
(Cost $2,785,019)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%		$183,564,717
(Cost $222,732,019)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2009.
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3	Total
Assets
Common Stock	$175,786,698	$		$		$175,786,698
Short-term investments	2,785,019		4,993,000			7,778,019
Total	$178,571,717		$4,993,000		$-	$183,564,717

At March 31, 2009, the U.S. Federal income tax cost basis was $221,948,520. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,367,125 and gross depreciation of securities in which there was an excess of tax cost over value of $48,535,947, resulting in net depreciation of $41,168,822.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 0.04%
5,980	BE Aerospace Inc *	51,847
		$51,847

AGRICULTURE --- 1.83%
28,234	Bunge Ltd	1,599,456
27,438	Corn Products International Inc	581,686
12,454	Scotts Co Class A	432,154
		$2,613,296

AIR FREIGHT --- 0.42%
3,563	CH Robinson Worldwide Inc	162,508
15,547	Expeditors International of Washington Inc	439,825
		$602,333

AUTO PARTS & EQUIPMENT --- 1.07%
23,678	Autoliv Inc	439,700
10,499	BorgWarner Inc	213,130
62,113	Johnson Controls Inc	745,356
10,426	WABCO Holdings Inc	128,344
		$1,526,530

BANKS --- 3.88%
47,508	Bancorpsouth Inc	990,066
9,701	Bank of Hawaii Corp	319,939
10,456	BB&T Corp	176,916
5,484	City National Corp	185,195
65,550	Comerica Inc	1,200,220
7,759	Commerce Bancshares Inc	281,652
8,886	Cullen/Frost Bankers Inc	417,109
474	First Citizens BancShares Inc	62,473
8,449	Fulton Financial Corp	56,017
7,365	M&T Bank Corp	333,193
7,984	Marshall & Ilsley Corp	44,950
115,451	Synovus Financial Corp	375,216
25,856	TCF Financial Corp	304,067
10,171	Valley National Bancorp	125,815
41,562	Whitney Holding Corp	475,884
20,269	Wilmington Trust Corp	196,407
		$5,545,119

BIOTECHNOLOGY --- 0.51%
4,014	Biogen Idec Inc *	210,414
11,239	Gilead Sciences Inc *	520,590

		$731,004

BROADCAST/MEDIA --- 2.44%
10,911	Ascent Media Corp *	272,775
20,661	Cablevision Systems Corp	267,353
131,407	CBS Corp	504,603
19,356	Comcast Corp	256,876
10,569	Discovery Communications Inc Class A *	169,315
26,492	Discovery Communications Inc Class C *	388,108
6,150	DISH Network Corp *	68,327
38,338	Hearst-Argyle Television Inc	159,486
11,380	Liberty Media Corp - Capital Class A *	79,432
3,563	Scripps Networks Interactive Inc	80,203
19,895	Time Warner Cable Inc	493,396
21,212	Time Warner Inc	409,392
69,245	Virgin Media Inc	332,376
		$3,481,642

BUILDING MATERIALS --- 0.45%
30,731	Armstrong World Industries Inc	338,349
6,984	Vulcan Materials Co	309,321
		$647,670

CHEMICALS --- 1.48%
2,031	Airgas Inc	68,668
6,042	Cabot Corp	63,501
24,670	Cytec Industries Inc	370,543
16,775	FMC Corp	723,674
43,541	Huntsman Corp	136,283
1,871	Lubrizol Corp	63,633
7,772	Nalco Holding Co	101,580
4,589	RPM Inc	58,418
9,048	Sigma-Aldrich Corp	341,924
9,435	Valspar Corp	188,417
		$2,116,641

COMMUNICATIONS - EQUIPMENT --- 0.44%
137,188	Tellabs Inc *	628,321
		$628,321

COMPUTER HARDWARE & SYSTEMS --- 1.54%
5,983	Lexmark International Group Inc Class A *	100,933
38,483	NetApp Inc *	571,088
26,394	QLogic Corp *	293,501
48,643	Seagate Technology	291,858
116,026	Sun Microsystems Inc *	849,311
5,632	Teradata Corp *	91,351
		$2,198,042

COMPUTER SOFTWARE & SERVICES --- 1.34%
11,724	Adobe Systems Inc *	250,776
72,920	Cadence Design Systems Inc *	306,264
72,176	HLTH Corp *	747,022

8,029	Sohu.com Inc *	331,678
14,653	VeriSign Inc *	276,502
		$1,912,242

CONTAINERS --- 2.36%
37,936	AptarGroup Inc	1,181,327
34,642	Ball Corp	1,503,463
5,350	Crown Holdings Inc *	121,606
14,348	Pactiv Corp *	209,337
25,943	Sealed Air Corp	358,013
		$3,373,746

DISTRIBUTORS --- 0.40%
19,018	Genuine Parts Co	567,877
		$567,877

ELECTRIC COMPANIES --- 6.50%
21,698	Alliant Energy Corp	535,724
39,835	American Electric Power Co Inc	1,006,232
6,107	Consolidated Edison Inc	241,898
11,427	DPL Inc	257,565
5,522	DTE Energy Co	152,959
38,567	Edison International	1,111,115
44,583	Integrys Energy Group Inc	1,160,941
45,711	Northeast Utilities	986,900
11,364	NV Energy Inc	106,708
73,896	OGE Energy Corp	1,760,204
27,528	Pepco Holdings Inc	343,549
14,300	PG&E Corp	546,546
41,000	Pinnacle West Capital Corp	1,088,960
		$9,299,301

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 2.99%
3,767	Arrow Electronics Inc *	71,799
3,194	Avnet Inc *	55,927
15,324	Cooper Industries Inc	396,279
15,081	Emerson Electric Co	431,015
3,712	Garmin Ltd	78,732
34,818	Harman International Industries Inc	471,088
98,330	Ingram Micro Inc *	1,242,890
6,326	SunPower Corp Class B *	125,255
39,332	Tech Data Corp *	856,650
11,685	Thomas & Betts Corp *	292,359
70,119	Vishay Intertechnology Inc *	244,014
		$4,266,008

ELECTRONICS - SEMICONDUCTOR --- 1.14%
51,042	Atmel Corp *	185,282
14,935	Broadcom Corp Class A *	298,401
52,311	Cypress Semiconductor Corp *	354,145
79,774	Integrated Device Technology Inc *	362,973
117,177	LSI Logic Corp *	356,218
7,718	Marvell Technology Group Ltd *	70,697

		$1,627,716

ENGINEERING & CONSTRUCTION --- 0.54%
1,262	Fluor Corp	43,602
1,667	Jacobs Engineering Group Inc *	64,446
16,289	URS Corp *	658,239
		$766,287

FINANCIAL SERVICES --- 3.54%
15,833	Ameriprise Financial Inc	324,418
1,523	BlackRock Inc	198,051
3,634	CME Group Inc	895,381
16,028	Eaton Vance Corp	366,240
16,724	Federated Investors Inc Class B	372,276
66,499	Invesco Ltd	921,676
54,319	Moody's Corp	1,244,991
7,297	NASDAQ OMX Group Inc *	142,875
7,064	NYSE Euronext	126,446
28,052	SEI Investments Co	342,515
4,245	T Rowe Price Group Inc	122,511
		$5,057,380

FOOD & BEVERAGES --- 4.55%
15,035	Campbell Soup Co	411,358
46,719	Coca-Cola Enterprises Inc	616,224
14,359	ConAgra Foods Inc	242,236
6,448	Constellation Brands Inc *	76,731
18,218	Dean Foods Co *	329,381
89,767	Del Monte Foods Co	654,401
23,777	Dr Pepper Snapple Group Inc *	402,069
18,056	Hansen Natural Corp *	650,016
20,633	Hershey Co	716,997
31,397	Hormel Foods Corp	995,599
4,623	Pepsi Bottling Group Inc	102,353
12,960	PepsiAmericas Inc	223,560
42,311	Smithfield Foods Inc *	400,262
72,094	Tyson Foods Inc Class A	676,963
		$6,498,150

GOLD, METALS & MINING --- 0.67%
15,308	Alpha Natural Resources Inc *	271,717
14,592	Reliance Steel & Aluminum Co	384,207
7,815	Schnitzer Steel Industries Inc	245,313
10,963	Titanium Metals Corp	59,968
		$961,205

HEALTH CARE RELATED --- 1.82%
22,496	AmericsourceBergen Corp	734,720
33,830	Brookdale Senior Living Inc	170,842
1,214	Cerner Corp *	53,380
19,111	Community Health Systems Inc *	293,163
7,428	Coventry Health Care Inc *	96,118
22,778	Humana Inc *	594,050
5,054	LifePoint Hospitals Inc *	105,426

10,280	McKesson Corp	360,211
4,927	Universal Health Services Inc Class B	188,901
		$2,596,811

HOMEBUILDING --- 0.89%
23,911	DR Horton Inc	231,937
599	NVR Inc *	256,222
33,919	Pulte Homes Inc	370,735
23,078	Toll Brothers Inc *	419,096
		$1,277,990

HOUSEHOLD GOODS --- 1.55%
42,933	Fortune Brands Inc	1,054,005
37,806	Leggett & Platt Inc	491,100
6,372	Snap-on Inc	159,937
17,024	Whirlpool Corp	503,740
		$2,208,782

INDEPENDENT POWER PRODUCER --- 1.45%
318,618	Dynegy Inc Class A *	449,251
55,193	Mirant Corp *	629,200
36,197	NRG Energy Inc *	637,068
111,915	Reliant Energy Inc *	357,009
		$2,072,528

INSURANCE RELATED --- 10.74%
9,198	Aflac Inc	178,073
25,398	American Financial Group Inc	407,638
26,040	Arch Capital Group Ltd *	1,402,514
20,083	Axis Capital Holdings Ltd	452,671
12,936	Brown & Brown Inc	244,620
23,893	Cincinnati Financial Corp	546,433
34,989	CNA Financial Corp	320,499
48,786	Endurance Specialty Holdings Ltd	1,216,723
5,098	Everest Re Group Ltd	360,938
55,133	Fidelity National Title Group Inc	1,075,645
38,441	First American Financial Corp	1,019,071
13,757	Hanover Insurance Group Inc	396,477
65,393	HCC Insurance Holdings Inc	1,647,251
11,923	Lincoln National Corp	79,765
19,436	Loews Corp	429,536
8,723	Mercury General Corp	259,073
93,567	Old Republic International Corp	1,012,395
13,937	OneBeacon Insurance Group Ltd	134,631
19,011	PartnerRe Ltd	1,180,013
106,916	Progressive Corp	1,436,951
36,179	Unitrin Inc	505,782
58,882	Unum Group	736,025
14,195	WR Berkley Corp	320,097
		$15,362,821

INVESTMENT BANK/BROKERAGE FIRM --- 0.76%
15,959	Charles Schwab Corp	247,365
2,376	Investment Technology Group Inc *	60,636

12,183	MF Global Ltd *	51,534
33,764	Raymond James Financial Inc	665,150
4,061	TD Ameritrade Holding Corp *	56,082
		$1,080,767

MACHINERY --- 1.57%
21,785	AGCO Corp *	426,986
2,708	Flowserve Corp	151,973
7,517	Graco Inc	128,315
14,365	Lincoln Electric Holdings Inc	455,227
18,802	Timken Co	262,476
28,326	Toro Co	684,923
13,867	Trinity Industries Inc	126,744
		$2,236,644

MEDICAL PRODUCTS --- 0.91%
35,884	Boston Scientific Corp *	285,278
2,842	Gen-Probe Inc *	129,538
25,368	Hill-Rom Holdings Inc	250,890
43,203	Hologic Inc *	565,527
2,199	Varian Medical Systems Inc *	66,938
		$1,298,171

MISCELLANEOUS --- 0.16%
17,869	Jarden Corp *	226,400
		$226,400

OIL & GAS --- 6.25%
29,008	Cimarex Energy Co	533,167
4,534	Encore Acquisition Co *	105,506
20,059	Exterran Holdings Inc *	321,345
44,474	Frontier Oil Corp	568,822
10,862	Halliburton Co	168,035
9,459	Holly Corp	200,531
8,330	Murphy Oil Corp	372,934
16,027	Noble Energy Inc	863,535
25,351	Patterson-UTI Energy Inc	227,145
35,660	Pioneer Natural Resources Co	587,320
3,194	Pride International Inc *	57,428
6,762	SEACOR SMIT Inc *	394,292
13,077	Southwestern Energy Co *	388,256
29,282	St Mary Land & Exploration Co	387,401
37,132	Sunoco Inc	983,256
4,510	Teekay Corp	64,177
79,820	Tesoro Corp	1,075,176
8,064	Tidewater Inc	299,416
75,336	Valero Energy Corp	1,348,515
		$8,946,257

PAPER & FOREST PRODUCTS --- 0.74%
6,980	International Paper Co	49,139
47,778	Sonoco Products Co	1,002,383
		$1,051,522

PERSONAL LOANS --- 0.23%
27,244	Capital One Financial Corp	333,467
		$333,467

PHARMACEUTICALS --- 1.49%
33,635	Forest Laboratories Inc *	738,625
91,892	King Pharmaceuticals Inc *	649,676
30,366	Mylan Laboratories Inc *	407,208
14,097	Schering-Plough Corp	331,984
		$2,127,493

PRINTING & PUBLISHING --- 0.35%
21,658	McGraw-Hill Cos Inc	495,318
		$495,318

REAL ESTATE --- 7.89%
79,367	Annaly Capital Management Inc REIT	1,100,820
19,828	Boston Properties Inc REIT	694,575
16,844	Digital Realty Trust Inc REIT	558,884
52,261	Duke Realty Corp REIT	287,436
2,526	Equity Residential REIT	46,352
12,786	Federal Realty Investment Trust REIT	588,156
19,664	HCP Inc REIT	351,002
53,245	Liberty Property Trust REIT	1,008,460
29,305	Macerich Co REIT	183,449
63,941	Nationwide Health Properties Inc REIT	1,418,851
31,191	Plum Creek Timber Co Inc REIT	906,722
11,528	ProLogis REIT	74,932
2,667	Public Storage REIT	147,352
15,382	Rayonier Inc REIT	464,844
34,493	Regency Centers Corp REIT	916,479
55,055	Simon Property Group Inc REIT	1,907,106
27,751	Ventas Inc REIT	627,450
1	Vornado Realty Trust REIT	33
		$11,282,903

RESTAURANTS --- 1.50%
1,347	Darden Restaurants Inc	46,148
25,584	Panera Bread Co Class A *	1,430,146
24,032	Yum! Brands Inc	660,399
		$2,136,693

RETAIL --- 5.91%
2,241	Advance Auto Parts Inc	92,060
7,751	Barnes & Noble Inc	165,716
35,569	BJ's Wholesale Club Inc *	1,137,852
9,108	Dollar Tree Inc *	405,761
40,391	Family Dollar Stores Inc	1,347,848
38,687	Foot Locker Inc	405,440
30,292	HSN Inc *	155,701
49,606	Liberty Media Corp - Interacive Class A *	143,857
32,439	Macy's Inc	288,707

1,877	O'Reilly Automotive Inc *	65,714
62,610	Petsmart Inc	1,312,306
23,929	Ross Stores Inc	858,573
52,753	Safeway Inc	1,065,083
10,141	Sears Holding Corp *	463,545
37,229	SUPERVALU Inc	531,630
		$8,439,793

SAVINGS & LOANS --- 1.38%
98,094	Hudson City Bancorp Inc	1,146,719
48,253	TFS Financial Corp	585,309
17,821	Washington Federal Inc	236,841
		$1,968,869

SPECIALIZED SERVICES --- 5.09%
39,890	Accenture Ltd	1,096,576
16,473	Apollo Group Inc *	1,290,330
12,378	Career Education Corp *	296,577
10,798	Computer Sciences Corp *	397,798
28,151	Convergys Corp *	227,460
28,021	Fidelity National Information Services Inc	509,982
22,858	Genpact Ltd *	202,522
28,359	Hertz Global Holdings Inc *	111,451
4,473	ITT Educational Services Inc *	543,112
4,821	Lender Processing Services Inc	147,571
37,804	Manpower Inc	1,191,960
15,689	NeuStar Inc *	262,791
32,594	Robert Half International Inc	581,151
34,624	UTI Worldwide Inc	413,757
		$7,273,038

TELEPHONE & TELECOMMUNICATIONS --- 3.14%
17,362	Amdocs Ltd *	321,544
27,313	CenturyTel Inc	768,042
9,963	Crown Castle International Corp *	203,345
40,425	Embarq Corp	1,530,086
5,055	Leap Wireless International Inc *	176,268
103,382	Qwest Communications International Inc	353,566
128,920	Sprint Nextel Corp *	460,244
15,392	Telephone & Data Systems Inc	408,042
2,632	United States Cellular Corp *	87,751
21,627	Windstream Corp	174,314
		$4,483,202

TEXTILES --- 0.11%
37,233	Jones Apparel Group Inc	157,123
		$157,123

TOBACCO --- 1.55%
35,852	Lorillard Inc	2,213,502
		$2,213,502

TRANSPORTATION --- 0.79%
3,043	Con-Way Inc	54,561
37,022	JB Hunt Transport Services Inc	892,600
3,124	Landstar System Inc	104,560
2,570	Ryder System Inc	72,757
		$1,124,478

UTILITIES --- 4.89%
47,910	Atmos Energy Corp	1,107,679
48,468	MDU Resources Group Inc	782,274
102,018	NiSource Inc	999,776
16,754	Scana Corp	517,531
27,089	Sempra Energy	1,252,595
35,058	UGI Corp	827,719
71,241	Vectren Corp	1,502,474
		$6,990,048

WATER --- 0.71%
19,536	American Water Works Co Inc	375,873
32,229	Aqua America Inc	644,580
		$1,020,453

TOTAL COMMON STOCK --- 100.00%		$142,877,430
(Cost $183,877,516)

TOTAL MAXIM MIDCAP VALUE --- 100%		$142,877,430
(Cost $183,877,516)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, 100% of the Portfolio’s investments were valued using Level 1 inputs.

As of March 31, 2009, the Maxim MidCap Value Portfolio had 31 open S&P 500 Emini long futures contracts. The contracts expire in June 2009 and the Portfolio has recorded unrealized appreciation of $63,318.

At March 31, 2009, the U.S. Federal income tax cost basis was $185,706,957. The Maxim MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,301,118 and gross depreciation of securities in which there was an excess of tax cost over value of $47,130,645, resulting in net depreciation of $42,829,527.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

BONDS

Par Value ($)		Value ($)

AGENCY --- 4.52%
10,000,000	Fannie Mae *	10,018,455
	1.024% July 28, 2009
5,000,000	Federal Farm Credit Bank *	4,970,852
	0.360% December 21, 2009
10,000,000	Freddie Mac	10,141,828
	4.125% September 1, 2009
		$25,131,135

AGENCY MORTGAGE BACKED --- 0.04%
177,720	Fannie Mae *	180,940
	Series 2002-W5 Class A9
	0.922% November 25, 2030
58,937	Freddie Mac *	58,938
	Series T-20 Class A7
	0.822% December 25, 2029
		$239,878

TOTAL BONDS --- 4.56%		$25,371,013
(Cost $25,371,013)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,900,000	Fannie Mae †	3,898,862
	0.30% May 6, 2009
8,500,000	Fannie Mae †	8,499,388
	0.07% May 8, 2009
15,000,000	Fannie Mae †	14,997,250
	0.20% May 4, 2009
10,000,000	Fannie Mae †	9,998,111
	0.20% May 5, 2009
1,200,000	Fannie Mae †	1,199,533
	0.36% May 11, 2009
4,389,000	Fannie Mae †	4,386,510
	0.38% May 26, 2009
12,600,000	Fannie Mae †	12,596,346
	0.18% May 29, 2009
4,340,000	Fannie Mae †	4,339,503
	0.37% April 20, 2009
1,000,000	Fannie Mae †	999,510
	0.38% May 18, 2009
548,000	Fannie Mae †	547,817
	0.41% May 1, 2009

8,630,000	Fannie Mae †	8,629,680
	0.25% April 8, 2009
33,000,000	Fannie Mae †	32,999,037
	0.21% April 6, 2009
500,000	Fannie Mae †	499,928
	0.38% April 15, 2009
11,000,000	Fannie Mae †	10,999,817
	0.05% April 13, 2009
11,437,000	Fannie Mae †	11,436,919
	0.29% April 2, 2009
25,000	Fannie Mae †	24,986
	0.76% April 27, 2009
16,480,000	Fannie Mae †	16,476,954
	0.24% April 30, 2009
14,345,000	Fannie Mae †	14,342,100
	0.37% April 22, 2009
1,000,000	Fannie Mae †	999,908
	0.150% April 23, 2009
2,840,000	Fannie Mae †	2,838,315
	0.36% June 1, 2009
14,000,000	Fannie Mae †	13,990,935
	0.30% June 19, 2009
3,720,000	Fannie Mae †	3,717,340
	0.33% June 18, 2009
2,000,000	Fannie Mae	2,073,142
	5.125% February 16, 2010
6,166,000	Fannie Mae †	6,164,492
	0.200% May 15, 2009
20,000,000	Federal Farm Credit Bank †	19,999,033
	0.06% April 30, 2009
9,046,000	Federal Farm Credit Bank †	9,045,958
	0.17% April 2, 2009
7,500,000	Federal Farm Credit Bank †	7,499,752
	0.17% April 8, 2009
2,500,000	Federal Home Loan Bank	2,500,000
	2.625% April 30, 2009
3,000,000	Federal Home Loan Bank	3,000,000
	1.100% March 11, 2010
12,000,000	Federal Home Loan Bank	12,011,749
	2.520% April 21, 2009
5,000,000	Federal Home Loan Bank	5,000,000
	0.00% March 9, 2010
4,800,000	Federal Home Loan Bank *	4,797,824
	1.051% May 27, 2009
4,000,000	Federal Home Loan Bank *	4,004,215
	1.211% February 19, 2010
10,000,000	Federal Home Loan Bank *	10,009,047
	1.185% October 13, 2009
10,000,000	Federal Home Loan Bank *	9,999,808
	0.780% April 1, 2009
1,048,000	Federal Home Loan Bank †	1,047,767
	0.200% May 11, 2009
150,000	Federal Home Loan Bank †	149,944
	0.46% May 1, 2009
39,500,000	Federal Home Loan Bank †	39,496,616
	0.23% April 27, 2009

150,000	Federal Home Loan Bank †	149,821
	0.51% June 26, 2009
8,200,000	Federal Home Loan Bank †	8,194,633
	0.31% June 16, 2009
6,100,000	Federal Home Loan Bank †	6,098,650
	0.46% May 12, 2009
5,000,000	Federal Home Loan Bank †	4,999,946
	0.20% April 3, 2009
1,000,000	Federal Home Loan Bank †	999,993
	0.26% April 2, 2009
550,000	Federal Home Loan Bank †	545,386
	1.00% February 3, 2010
2,400,000	Federal Home Loan Bank †	2,399,747
	0.20% April 20, 2009
140,000	Federal Home Loan Bank †	139,977
	0.41% April 16, 2009
8,000,000	Federal Home Loan Bank †	7,999,471
	0.34% April 8, 2009
1,500,000	Freddie Mac †	1,499,925
	0.15% April 13, 2009
20,000,000	Freddie Mac †	19,999,194
	0.26% April 7, 2009
10,350,000	Freddie Mac †	10,348,937
	0.20% April 20, 2009
300,000	Freddie Mac †	299,970
	0.28% April 14, 2009
2,681,000	Freddie Mac †	2,680,948
	0.14% April 6, 2009
2,500,000	Freddie Mac	2,500,000
	1.250% March 12, 2010
10,000,000	Freddie Mac	10,000,000
	1.200% December 23, 2009
5,000,000	Freddie Mac	5,000,000
	1.250% March 18, 2010
5,000,000	Freddie Mac	5,000,000
	0.00% March 30, 2010
1,215,000	Freddie Mac †	1,214,359
	0.39% May 21, 2009
2,400,000	Freddie Mac †	2,399,856
	0.06% May 7, 2009
5,000,000	Freddie Mac	5,089,284
	3.125% February 12, 2010
1,096,000	Freddie Mac †	1,095,269
	0.32% June 15, 2009
2,825,000	Freddie Mac †	2,824,768
	0.06% May 6, 2009
100,000	Freddie Mac †	99,996
	0.07% April 23, 2009
3,626,000	Freddie Mac †	3,625,915
	0.04% April 22, 2009
219,000	Freddie Mac †	218,969
	0.15% May 5, 2009
650,000	Freddie Mac †	649,944
	0.12% April 27, 2009
24,400,000	Tennessee Valley Authority †	24,388,930
	0.23% June 11, 2009

3,000,000	Tennessee Valley Authority †	2,999,910
	0.14% April 9, 2009
2,400,000	Inter-American Development Bank †	2,399,452
	0.36% April 24, 2009
21,500,000	Inter-American Development Bank †	21,496,534
	0.29% April 21, 2009
3,100,000	Inter-American Development Bank †	3,099,864
	0.32% April 6, 2009
27,000,000	United States of America †	26,985,967
	0.220% June 25, 2009

Repurchase Agreements

27,775,000	Undivided interest of 79.35% in a repurchase agreement (Principal Amount/Value $35,000,000 with a maturity value of $35,000,146) with Credit Suisse, 0.15%, dated 3/31/09, to be repurchased at $27,775,116 on 04/01/09, collateralized by Freddie Mac, 6.00%, 3/01/39, with a value of $35,703,182.	27,775,000

TOTAL SHORT-TERM INVESTMENTS --- 95.44%		$530,438,711
(Cost $530,438,711)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100%		$555,809,724
(Cost $555,809,724)

Legend

*	Represents the current interest rate for variable rate security.
†	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description		Level 1	Level 2		Level 3	Total
Assets
Bonds	$		$30,168,837	$		$30,168,837
Short-term investments		27,775,000	497,865,887			525,640,887
Total		$27,775,000	$528,034,724		$-	$555,809,724

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC. MAXIM AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED COMMON STOCK
Shares		Value ($)

1,369,773	Maxim Bernstein International Equity Portfolio	6,547,514
763,075	Maxim Invesco ADR Portfolio	6,257,215
996,963	Maxim Janus Large Cap Growth Portfolio	7,696,555
496,976	Maxim Loomis Sayles Small-Cap Value Portfolio	5,725,167
942,798	Maxim MFS® International Growth Portfolio	6,335,599
1,418,293	Maxim MidCap Value Portfolio	7,531,136
349,891	Maxim Small-Cap Growth Portfolio	3,628,369
985,400	Maxim Small-Cap Value Portfolio	5,646,340
655,215	Maxim T. Rowe Price Equity/Income Portfolio	5,831,415
763,074	Maxim T. Rowe Price MidCap Growth Portfolio	7,775,723
582,261	Putnam Equity Income Fund	5,682,871
1,194,653	Putnam Mid Cap Value Fund	7,633,832

Total Aggressive Profile I Portfolio		$76,291,736
(Cost of Investments $136,415,961)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED COMMON STOCK
Shares			Value ($)

9,914,718	*	Great-West Life & Annuity Contract	$10,573,574
175,413		Maxim Bernstein International Equity Portfolio	838,473
493,749		Maxim Federated Bond Portfolio	4,730,114
304,652		Maxim Global Bond Portfolio	2,373,237
612,398		Maxim High Yield Bond Portfolio	3,496,794
97,965		Maxim Invesco ADR Portfolio	803,310
478,623		Maxim Janus Large Cap Growth Portfolio	3,694,968
106,067		Maxim Loomis Sayles Small-Cap Value Portfolio	1,221,890
120,331		Maxim MFS® International Growth Portfolio	808,624
227,010		Maxim MidCap Value Portfolio	1,205,425
367,301		Maxim Short Duration Bond Portfolio	3,522,413
210,316		Maxim Small-Cap Value Portfolio	1,205,110
209,551		Maxim T. Rowe Price Equity/Income Portfolio	1,865,002
391,340		Maxim U.S. Government Securities Portfolio	4,735,208
186,374		Putnam Equity Income Fund	1,819,014
822,265		Putnam High Yield Advantage Fund	3,543,962
191,129		Putnam Mid Cap Value Fund	1,221,317

Total Conservative Profile I Portfolio			$47,658,435
(Cost of Investments $56,880,338)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED COMMON STOCK
Shares			Value ($)

29,911,254	*	Great-West Life & Annuity Contract	$32,179,561
2,405,387		Maxim Bernstein International Equity Portfolio	11,497,751
1,690,653		Maxim Federated Bond Portfolio	16,196,455
1,391,534		Maxim Global Bond Portfolio	10,840,053
931,642		Maxim High Yield Bond Portfolio	5,319,675
1,341,035		Maxim Invesco ADR Portfolio	10,996,488
2,919,402		Maxim Janus Large Cap Growth Portfolio	22,537,780
970,006		Maxim Loomis Sayles Small-Cap Value Portfolio	11,174,465
1,656,932		Maxim MFS® International Growth Portfolio	11,134,580
2,076,027		Maxim MidCap Value Portfolio	11,023,704
1,923,125		Maxim Small-Cap Value Portfolio	11,019,509
1,279,351		Maxim T. Rowe Price Equity/Income Portfolio	11,386,222
1,117,423		Maxim T. Rowe Price MidCap Growth Portfolio	11,386,536
1,340,134		Maxim U.S. Government Securities Portfolio	16,215,617
1,136,533		Putnam Equity Income Fund	11,092,562
1,247,755		Putnam High Yield Advantage Fund	5,377,822
1,749,069		Putnam Mid Cap Value Fund	11,176,548

Total Moderate Profile I Portfolio			$220,555,328
(Cost of Investments $310,339,548)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED COMMON STOCK
Shares			Value ($)

8,945,963	*	Great-West Life & Annuity Contract	$9,517,771
2,492,399		Maxim Bernstein International Equity Portfolio	11,913,665
1,000,093		Maxim Federated Bond Portfolio	9,580,894
1,234,718		Maxim Global Bond Portfolio	9,618,452
826,770		Maxim High Yield Bond Portfolio	4,720,860
1,387,387		Maxim Invesco ADR Portfolio	11,376,570
2,590,131		Maxim Janus Large Cap Growth Portfolio	19,995,813
645,501		Maxim Loomis Sayles Small-Cap Value Portfolio	7,436,166
1,714,154		Maxim MFS® International Growth Portfolio	11,519,117
2,763,136		Maxim MidCap Value Portfolio	14,672,251
908,644		Maxim Small-Cap Growth Portfolio	9,422,643
1,279,803		Maxim Small-Cap Value Portfolio	7,333,269
1,702,447		Maxim T. Rowe Price Equity/Income Portfolio	15,151,782
991,322		Maxim T. Rowe Price MidCap Growth Portfolio	10,101,569
792,727		Maxim U.S. Government Securities Portfolio	9,591,992
1,512,601		Putnam Equity Income Fund	14,762,983
1,107,256		Putnam High Yield Advantage Fund	4,772,273
2,327,726		Putnam Mid Cap Value Fund	14,874,168

Total Moderately Aggressive Profile I Portfolio			$196,362,238
(Cost of Investments $306,607,856)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED COMMON STOCK
Shares			Value ($)

11,152,877	*	Great-West Life & Annuity Contract	$11,888,778
395,906		Maxim Bernstein International Equity Portfolio	1,892,433
416,425		Maxim Federated Bond Portfolio	3,989,348
342,783		Maxim Global Bond Portfolio	2,670,278
459,009		Maxim High Yield Bond Portfolio	2,620,939
220,041		Maxim Invesco ADR Portfolio	1,804,337
539,451		Maxim Janus Large Cap Growth Portfolio	4,164,559
238,984		Maxim Loomis Sayles Small-Cap Value Portfolio	2,753,099
271,871		Maxim MFS® International Growth Portfolio	1,826,971
255,764		Maxim MidCap Value Portfolio	1,358,106
137,651		Maxim Short Duration Bond Portfolio	1,320,076
473,819		Maxim Small-Cap Value Portfolio	2,714,983
236,407		Maxim T. Rowe Price Equity/Income Portfolio	2,104,021
275,308		Maxim T. Rowe Price MidCap Growth Portfolio	2,805,392
330,080		Maxim U.S. Government Securities Portfolio	3,993,968
210,011		Putnam Equity Income Fund	2,049,706
614,756		Putnam High Yield Advantage Fund	2,649,597
215,481		Putnam Mid Cap Value Fund	1,376,924

Total Moderately Conservative Profile I Portfolio			$53,983,515
(Cost of Investments $69,747,521)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At March 31, 2009, the U.S. Federal income tax cost basis was $145,197,024. The Maxim Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $0 and gross depreciation of securities in which there was an excess of tax cost over value of $68,905,288, resulting in net depreciation of $68,905,288.

At March 31, 2009, the U.S. Federal income tax cost basis was $60,186,245. The Maxim Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $658,855 and gross depreciation of securities in which there was an excess of tax cost over value of $13,186,665, resulting in net depreciation of $12,527,810.

At March 31, 2009, the U.S. Federal income tax cost basis was $326,401,438. The Maxim Moderate Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,398,289 and gross depreciation of securities in which there was an excess of tax cost over value of $108,244,399, resulting in net depreciation of $105,846,110.

At March 31, 2009, the U.S. Federal income tax cost basis was $322,444,309. The Maxim Moderately Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $571,763 and gross depreciation of securities in which there was an excess of tax cost over value of $126,653,834, resulting in net depreciation of $126,082,071.

At March 31, 2009, the U.S. Federal income tax cost basis was $75,066,236. The Maxim Moderately Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $735,902 and gross depreciation of securities in which there was an excess of tax cost over value of $21,818,623, resulting in net depreciation of $21,082,721.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended March 31, 2009, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market						Market
	Shares	Value	Purchase	Sales	Realized		Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)		Received	3/31/2009

Aggressive Profile I Portfolio

Maxim MidCap Value Portfolio	1,418,293	$8,740,709	$362,903	$384,619	$(177,177)		$1,515	$7,531,136
Maxim Small-Cap Growth Portfolio	349,891	4,104,421	138,084	364,869	(122,710)			5,646,340

		Market						Market
	Shares	Value	Purchase	Sales	Realized		Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)		Received	3/31/2009

Conservative Profile I Portfolio

Maxim High Yield Bond Portfolio	612,398	$3,464,580	$250,280	$549,384	$(241,473)	$		$3,496,794
Maxim Short Duration Bond Portfolio	367,301	3,347,682	339,547	202,901	(13,870)		33,895	3,522,413

		Market						Market
	Shares	Value	Purchase	Sales	Realized		Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)		Received	3/31/2009

Moderate Profile I Portfolio

Maxim Bernstein International Equity Portfolio	2,405,387	$13,008,095	$831,118	$1,282,813	$(854,422)	$		$11,497,751
Maxim Federated Bond Portfolio	1,690,653	16,469,145	548,425	888,832	2,642		210,557	16,196,455
Maxim Global Bond Portfolio	1,391,534	10,751,208	801,428	544,434	(132,393)			10,840,053
Maxim High Yield Bond Portfolio	931,642	5,423,233	112,185	650,873	(290,174)			5,319,675
Maxim Invesco ADR Portfolio	1,341,035	12,850,446	359,725	897,184	(465,453)			10,996,488
Maxim Janus Large Cap Growth Portfolio	2,919,402	23,862,119	433,100	3,383,195	(1,507,844)			22,537,780
Maxim Loomis Sayles Small-Cap Value Portfolio	970,006	12,897,518	215,741	839,942	(380,224)			11,174,465
Maxim MFS® International Growth Portfolio	1,656,932	13,004,140	295,930	890,935	(457,183)			11,134,580
Maxim MidCap Value Portfolio	2,076,027	13,356,463	215,007	869,881	(404,752)		2,316	11,023,704
Maxim Small-Cap Value Portfolio	1,923,125	13,470,894	512,498	750,773	(314,155)			11,019,509

		Market						Market
	Shares	Value	Purchase	Sales	Realized		Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)		Received	3/31/2009

Moderately Aggressive Profile I Portfolio

Maxim Bernstein International Equity Portfolio	2,492,399	$13,153,385	$1,021,755	$974,807	$(639,208)	$		$11,913,665
Maxim Federated Bond Portfolio	1,000,093	9,511,941	395,646	375,890	(8,628)		124,161	9,580,894
Maxim Global Bond Portfolio	1,234,718	9,315,751	838,071	369,028	(95,327)			9,618,452
Maxim High Yield Bond Portfolio	826,770	4,699,534	135,908	435,905	(195,619)			4,720,860
Maxim Invesco ADR Portfolio	1,387,387	12,973,728	539,719	711,830	(374,769)			11,376,570
Maxim Janus Large Cap Growth Portfolio	2,590,131	20,666,784	533,035	2,469,317	(1,144,966)			19,995,813
Maxim MFS® International Growth Portfolio	1,714,154	13,128,832	474,873	694,465	(355,470)			11,519,117
Maxim MidCap Value Portfolio	2,763,136	17,344,008	482,895	832,969	(386,518)		3,007	14,672,251
Maxim Small-Cap Growth Portfolio	908,644	10,852,543	268,491	1,254,720	(539,467)			9,422,643
Maxim Small-Cap Value Portfolio	1,279,803	8,746,757	449,360	377,114	(157,800)			7,333,269

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3	Total
Aggressive Profile I Portfolio	$76,291,736	$		$-	$76,291,736
Conservative Profile I Portfolio	37,084,861		-	10,573,574	47,658,435
Moderate Profile I Portfolio	188,375,767		-	32,179,561	220,555,328
Moderately Aggressive Profile I Portfolio	186,844,467		-	9,517,771	196,362,238
Moderately Conservative Profile I Portfolio	42,094,737		-	11,888,778	53,983,515

MAXIM SERIES FUND, INC.
MAXIM AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED

COMMON STOCK
Shares		Value ($)

6,521,923	Maxim Bernstein International Equity Portfolio	31,174,793
3,632,876	Maxim Invesco ADR Portfolio	29,789,585
4,746,105	Maxim Janus Large Cap Growth Portfolio	36,639,928
2,366,720	Maxim Loomis Sayles Small-Cap Value Portfolio	27,264,612
4,487,436	Maxim MFS® International Growth Portfolio	30,155,573
6,756,703	Maxim MidCap Value Portfolio	35,878,093
1,666,929	Maxim Small-Cap Growth Portfolio	17,286,054
4,694,267	Maxim Small-Cap Value Portfolio	26,898,153
3,120,038	Maxim T. Rowe Price Equity/Income Portfolio	27,768,335
3,632,744	Maxim T. Rowe Price MidCap Growth Portfolio	37,017,659
2,772,588	Putnam Equity Income Fund	27,060,457
5,690,013	Putnam Mid Cap Value Fund	36,359,186

Total Aggressive Profile II Portfolio		$363,292,428
(Cost of Investments $644,726,773)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED COMMON STOCK
Shares			Value ($)

40,556,048	*	Great West Life & Annuity Contract	$43,485,366
724,976		Maxim Bernstein International Equity Portfolio	3,465,384
2,031,560		Maxim Federated Bond Portfolio	19,462,344
1,254,441		Maxim Global Bond Portfolio	9,772,093
2,522,630		Maxim High Yield Bond Portfolio	14,404,218
404,305		Maxim Invesco ADR Portfolio	3,315,298
1,976,071		Maxim Janus Large Cap Growth Portfolio	15,255,269
438,003		Maxim Loomis Sayles Small-Cap Value Portfolio	5,045,790
496,563		Maxim MFS® International Growth Portfolio	3,336,906
937,975		Maxim MidCap Value Portfolio	4,980,646
1,510,733		Maxim Short Duration Bond Portfolio	14,487,926
868,901		Maxim Small-Cap Value Portfolio	4,978,804
866,052		Maxim T. Rowe Price Equity/Income Portfolio	7,707,864
1,609,856		Maxim U.S. Government Securities Portfolio	19,479,255
769,616		Putnam Equity Income Fund	7,511,450
3,376,791		Putnam High Yield Advantage Fund	14,553,971
789,834		Putnam Mid Cap Value Fund	5,047,040

Total Conservative Profile II Portfolio			$196,289,624
(Cost of Investments $236,893,510)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED COMMON STOCK
Shares			Value ($)

97,068,503	*	Great West Life & Annuity Contract	$104,364,099
7,806,493		Maxim Bernstein International Equity Portfolio	37,315,038
5,483,817		Maxim Federated Bond Portfolio	52,534,971
4,514,016		Maxim Global Bond Portfolio	35,164,186
3,023,298		Maxim High Yield Bond Portfolio	17,263,029
4,352,024		Maxim Invesco ADR Portfolio	35,686,598
9,473,988		Maxim Janus Large Cap Growth Portfolio	73,139,186
3,148,507		Maxim Loomis Sayles Small-Cap Value Portfolio	36,270,802
5,376,567		Maxim MFS® International Growth Portfolio	36,130,529
6,739,950		Maxim MidCap Value Portfolio	35,789,135
6,243,445		Maxim Small-Cap Value Portfolio	35,774,939
4,152,422		Maxim T. Rowe Price Equity/Income Portfolio	36,956,554
3,626,292		Maxim T. Rowe Price MidCap Growth Portfolio	36,951,912
4,346,435		Maxim U.S. Government Securities Portfolio	52,591,861
3,688,764		Putnam Equity Income Fund	36,002,334
4,048,442		Putnam High Yield Advantage Fund	17,448,783
5,677,524		Putnam Mid Cap Value Fund	36,279,381

Total Moderate Profile II Portfolio			$715,663,337
(Cost of Investments $1,000,122,739)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED COMMON STOCK
Shares			Value ($)

3,278,740	*	Great West Life & Annuity Contract	$3,401,499
890,566		Maxim Bernstein International Equity Portfolio	4,256,904
357,479		Maxim Federated Bond Portfolio	3,424,645
441,324		Maxim Global Bond Portfolio	3,437,918
295,738		Maxim High Yield Bond Portfolio	1,688,664
495,905		Maxim Invesco ADR Portfolio	4,066,425
925,848		Maxim Janus Large Cap Growth Portfolio	7,147,546
230,821		Maxim Loomis Sayles Small-Cap Value Portfolio	2,659,063
612,642		Maxim MFS® International Growth Portfolio	4,116,957
988,416		Maxim MidCap Value Portfolio	5,248,491
325,197		Maxim Small-Cap Growth Portfolio	3,372,288
457,800		Maxim Small-Cap Value Portfolio	2,623,194
608,569		Maxim T. Rowe Price Equity/Income Portfolio	5,416,264
354,329		Maxim T. Rowe Price MidCap Growth Portfolio	3,610,615
283,310		Maxim U.S. Government Securities Portfolio	3,428,051
540,813		Putnam Equity Income Fund	5,278,336
395,941		Putnam High Yield Advantage Fund	1,706,505
832,341		Putnam Mid Cap Value Fund	5,318,656

Total Moderately Aggressive Profile II Portfolio			$70,202,021
(Cost of Investments $102,367,572)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2009 UNAUDITED COMMON STOCK
Shares			Value ($)

5,940,547	*	Great West Life & Annuity Contract	$6,119,882
204,057		Maxim Bernstein International Equity Portfolio	975,393
214,453		Maxim Federated Bond Portfolio	2,054,462
176,565		Maxim Global Bond Portfolio	1,375,441
236,828		Maxim High Yield Bond Portfolio	1,352,286
113,487		Maxim Invesco ADR Portfolio	930,593
278,175		Maxim Janus Large Cap Growth Portfolio	2,147,511
123,348		Maxim Loomis Sayles Small-Cap Value Portfolio	1,420,970
140,163		Maxim MFS® International Growth Portfolio	941,897
132,126		Maxim MidCap Value Portfolio	701,589
70,876		Maxim Short Duration Bond Portfolio	679,698
244,775		Maxim Small-Cap Value Portfolio	1,402,561
121,950		Maxim T. Rowe Price Equity/Income Portfolio	1,085,355
141,927		Maxim T. Rowe Price MidCap Growth Portfolio	1,446,239
169,920		Maxim U.S. Government Securities Portfolio	2,056,035
108,352		Putnam Equity Income Fund	1,057,518
316,888		Putnam High Yield Advantage Fund	1,365,788
111,199		Putnam Mid Cap Value Fund	710,562

Total Moderately Conservative Profile II Portfolio			$27,823,780
(Cost of Investments $33,637,904)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At March 31, 2009, the U.S. Federal income tax cost basis was $695,336,898. The Maxim Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $0 and gross depreciation of securities in which there was an excess of tax cost over value of $332,044,470, resulting in net depreciation of $332,044,470.

At March 31, 2009, the U.S. Federal income tax cost basis was $250,868,004. The Maxim Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,928,955 and gross depreciation of securities in which there was an excess of tax cost over value of $57,507,335, resulting in net depreciation of $54,578,380.

At March 31, 2009, the U.S. Federal income tax cost basis was $1,067,925,362. The Maxim Moderate Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,288,284 and gross depreciation of securities in which there was an excess of tax cost over value of $359,550,309, resulting in net depreciation of $352,262,025.

At March 31, 2009, the U.S. Federal income tax cost basis was $113,859,649. The Maxim Moderately Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $122,698 and gross depreciation of securities in which there was an excess of tax cost over value of $43,780,326, resulting in net depreciation of $43,657,628.

At March 31, 2009, the U.S. Federal income tax cost basis was $38,300,034. The Maxim Moderately Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $179,336 and gross depreciation of securities in which there was an excess of tax cost over value of $10,655,590, resulting in net depreciation of $10,476,254.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended March 31, 2009, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market						Market
	Shares	Value	Purchase	Sales	Realized		Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)		Received	3/31/2009

Aggressive Profile II Portfolio

Maxim Bernstein International Equity Portfolio	6,521,923	$34,075,746	$3,034,004	$2,840,182	$(1,835,732)	$		$31,174,793
Maxim Invesco ADR Portfolio	3,632,876	33,661,549	1,768,528	1,788,618	(784,211)			29,789,585
Maxim Janus Large Cap Growth Portfolio	4,746,105	37,601,452	1,276,711	4,629,472	(2,152,471)			36,639,928
Maxim Loomis Sayles Small-Cap Value Portfolio	2,366,720	30,414,404	1,197,415	1,522,255	(623,060)			27,264,612
Maxim MFS® International Growth Portfolio	4,487,436	34,057,647	1,606,630	1,994,554	(975,920)			30,155,573
Maxim MidCap Value Portfolio	6,756,703	41,927,604	1,694,126	2,273,138	(1,018,234)		7,269	35,878,093
Maxim Small-Cap Growth Portfolio	1,666,929	19,714,008	648,996	1,915,658	(613,653)			17,286,054
Maxim Small-Cap Value Portfolio	4,694,267	31,717,178	2,017,982	1,527,028	(607,865)			26,898,153
Maxim T. Rowe Price Equity/Income Portfolio	3,120,038	30,167,126	3,039,600	1,808,936	(919,569)			27,768,335
Maxim T. Rowe Price MidCap Growth Portfolio	3,632,744	41,369,575	1,184,047	8,108,198	(3,345,423)			37,017,659
Putnam Mid Cap Value Fund	5,690,013	42,774,654	1,211,400	5,820,488	(2,957,426)			36,359,186

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	3/31/2009

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,031,560	$19,013,123	$1,506,139	$1,171,343	$(38,931)	$254,698	$19,462,344
Maxim Global Bond Portfolio	1,254,441	9,332,727	1,061,393	445,320	(102,653)		9,772,093
Maxim High Yield Bond Portfolio	2,522,630	14,115,363	940,083	1,814,722	(790,368)		14,404,218
Maxim Janus Large Cap Growth Portfolio	1,976,071	15,472,722	922,570	2,478,938	(1,217,422)		15,255,269
Maxim Short Duration Bond Portfolio	1,510,733	13,624,166	1,261,550	528,102	(35,172)	145,133	14,487,926
Maxim U.S. Government Securities Portfolio	1,609,856	18,660,228	1,450,723	729,288	10,628	189,240	19,479,255

		Market						Market
	Shares	Value	Purchase	Sales	Realized		Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)		Received	3/31/2009

Moderate Profile II Portfolio

Maxim Bernstein International Equity Portfolio	7,806,493	$42,878,284	$2,816,715	$6,131,173	$(4,014,472)	$		$37,315,038
Maxim Federated Bond Portfolio	5,483,817	54,495,248	1,763,240	4,042,642	(88,609)		687,380	52,534,971
Maxim Global Bond Portfolio	4,514,016	35,653,552	2,474,243	2,564,519	(592,465)			35,164,186
Maxim High Yield Bond Portfolio	3,023,298	17,977,504	358,639	2,750,135	(1,201,118)			17,263,029
Maxim Invesco ADR Portfolio	4,352,024	42,391,181	1,270,036	4,471,862	(2,341,783)			35,686,598
Maxim Janus Large Cap Growth Portfolio	9,473,988	78,866,149	1,368,496	13,574,977	(6,154,164)			73,139,186
Maxim Loomis Sayles Small-Cap Value Portfolio	3,148,507	42,540,098	729,472	4,045,016	(1,910,333)			36,270,802
Maxim MFS® International Growth Portfolio	5,376,567	42,889,641	1,068,361	4,337,404	(2,193,725)			36,130,529
Maxim MidCap Value Portfolio	6,739,950	43,999,624	810,976	4,073,635	(1,867,147)		7,628	35,789,135
Maxim Small-Cap Value Portfolio	6,243,445	44,378,821	1,835,648	3,671,769	(1,508,320)			35,774,939
Maxim T. Rowe Price Equity/Income Portfolio	4,152,422	42,215,519	3,237,132	4,228,302	(2,130,281)			36,956,554
Maxim T. Rowe Price MidCap Growth Portfolio	3,626,292	43,405,999	634,381	10,735,323	(4,539,790)			36,951,912
Maxim U.S. Government Securities Portfolio	4,346,435	53,483,201	1,758,178	2,867,624	88,093		510,832	52,591,861
Putnam High Yield Advantage Fund	4,048,442	17,881,217	791,686	2,512,240	(695,050)		436,820	17,448,783
Putnam Mid Cap Value Fund	5,677,524	44,889,426	648,405	8,612,195	(4,388,140)			36,279,381

		Market						Market
	Shares	Value	Purchase	Sales	Realized		Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)		Received	3/31/2009

Moderately Aggressive Profile II Portfolio

Maxim Small-Cap Growth Portfolio	325,197	$3,463,126	$503,896	$466,379	$(206,392)	$		$3,372,288

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Aggressive Profile II Portfolio	$363,292,428	$-	$-	$363,292,428
Conservative Profile II Portfolio	152,804,258	-	43,485,366	196,289,624
Moderate Profile II Portfolio	611,299,238	-	104,364,099	715,663,337
Moderately Aggressive Profile II Portfolio	66,800,522	-	3,401,499	70,202,021
Moderately Conservative Profile II Portfolio	21,703,898	-	6,119,882	27,823,780

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.50%
54,087	Boeing Co	1,924,415
28,757	General Dynamics Corp	1,196,004
9,219	Goodrich Corp	349,308
54,761	Honeywell International Inc	1,525,642
8,833	L-3 Communications Holdings Inc	598,877
24,732	Lockheed Martin Corp	1,707,250
24,371	Northrop Grumman Corp	1,063,550
10,424	Precision Castparts Corp	624,398
29,804	Raytheon Co	1,160,568
11,777	Rockwell Collins Inc	384,401
70,189	United Technologies Corp	3,016,723
		$13,551,136

AGRICULTURE --- 0.24%
47,813	Archer-Daniels-Midland Co	1,328,245
		$1,328,245

AIR FREIGHT --- 1.05%
12,679	CH Robinson Worldwide Inc	578,289
15,800	Expeditors International of Washington Inc	446,982
23,187	FedEx Corp	1,031,590
74,148	United Parcel Service Inc Class B	3,649,564
		$5,706,425

AIRLINES --- 0.06%
55,131	Southwest Airlines Co	348,979
		$348,979

AUTO PARTS & EQUIPMENT --- 0.12%
17,977	Goodyear Tire & Rubber Co *	112,536
44,261	Johnson Controls Inc	531,132
		$643,668

AUTOMOBILES --- 0.10%
178,495	Ford Motor Co * †	469,442
45,474	General Motors Corp †	88,219
		$557,661

BANKS --- 1.82%
41,660	BB&T Corp †	704,887
11,263	Comerica Inc	206,226
43,007	Fifth Third Bancorp †	125,580
15,718.21	First Horizon National Corp †	168,814

27,272	Huntington Bancshares Inc †	45,271
36,849	KeyCorp	290,002
5,791	M&T Bank Corp †	261,985
19,763	Marshall & Ilsley Corp	111,266
31,877	PNC Financial Services Group	933,677
51,741	Regions Financial Corp	220,417
26,568	SunTrust Banks Inc	311,908
130,735	US Bancorp	1,910,038
315,660	Wells Fargo & Co	4,494,998
8,591	Zions Bancorp †	84,450
		$9,869,519

BIOTECHNOLOGY --- 2.46%
77,017	Amgen Inc *	3,813,882
22,142	Biogen Idec Inc *	1,160,684
34,224	Celgene Corp *	1,519,546
5,126	Cephalon Inc * †	349,080
20,213	Genzyme Corp *	1,200,450
67,855	Gilead Sciences Inc *	3,143,044
12,946	Life Technologies Corp *	420,486
4,126	Millipore Corp *	236,874
8,653	PerkinElmer Inc	110,499
31,148	Thermo Fisher Scientific Inc *	1,111,049
7,229	Waters Corp *	267,111
		$13,332,705

BROADCAST/MEDIA --- 2.02%
50,583	CBS Corp	194,239
214,570	Comcast Corp	2,926,735
39,403	DIRECTV Group Inc *	897,994
171,331	News Corp	1,134,211
6,715	Scripps Networks Interactive Inc	151,155
26,235	Time Warner Cable Inc	650,628
89,081	Time Warner Inc	1,719,263
45,162	Viacom Inc *	784,915
138,273	Walt Disney Co	2,511,038
		$10,970,178

BUILDING MATERIALS --- 0.10%
26,778	Masco Corp	186,911
8,221	Vulcan Materials Co †	364,108
		$551,019

CHEMICALS --- 1.92%
15,617	Air Products & Chemicals Inc	878,456
3,605	CF Industries Holdings Inc	256,424
68,851	Dow Chemical Co	580,414
5,404	Eastman Chemical Co	144,827
12,491	Ecolab Inc	433,812
67,227	EI du Pont de Nemours & Co	1,501,179
5,862	International Flavors & Fragrances Inc	178,557
40,815	Monsanto Co	3,391,726
12,233	PPG Industries Inc	451,398
22,874	Praxair Inc	1,539,191

9,306	Rohm & Haas Co	733,685
9,097	Sigma-Aldrich Corp	343,776
		$10,433,445

COMMUNICATIONS - EQUIPMENT --- 2.84%
6,754	CIENA Corp * †	52,546
434,783	Cisco Systems Inc * ‡	7,291,311
115,829	Corning Inc	1,537,051
9,953	Harris Corp	288,040
16,024	JDS Uniphase Corp *	52,078
38,892	Juniper Networks Inc *	585,714
169,575	Motorola Inc	717,302
122,863	QUALCOMM Inc	4,780,599
29,472	Tellabs Inc *	134,982
		$15,439,623

COMPUTER HARDWARE & SYSTEMS --- 4.92%
66,335	Apple Computer Inc * ‡	6,973,135
128,903	Dell Inc *	1,222,000
149,859	EMC Corp *	1,708,393
178,517	Hewlett-Packard Co	5,723,255
99,938	International Business Machines Corp ‡	9,682,993
5,793	Lexmark International Group Inc Class A *	97,728
24,636	NetApp Inc *	365,598
9,030	QLogic Corp *	100,414
16,845	Sandisk Corp *	213,089
55,471	Sun Microsystems Inc *	406,048
12,890	Teradata Corp *	209,076
		$26,701,729

COMPUTER SOFTWARE & SERVICES --- 5.62%
39,034	Adobe Systems Inc *	834,937
12,699	Akamai Technologies Inc *	246,361
16,855	Autodesk Inc *	283,333
13,754	BMC Software Inc *	453,882
29,373	CA Inc	517,259
13,416	Citrix Systems Inc *	303,738
21,732	Cognizant Technology Solutions Corp *	451,808
18,369	Compuware Corp *	121,052
80,274	eBay Inc *	1,008,241
23,971	Electronic Arts Inc *	436,032
15,624	Expedia Inc *	141,866
17,849	Google Inc * ‡	6,212,523
23,927	Intuit Inc *	646,029
11,478	McAfee Inc *	384,513
569,520	Microsoft Corp ‡	10,462,082
25,652	Novell Inc *	109,278
285,665	Oracle Corp *	5,161,967
7,873	Salesforce.com Inc *	257,683
61,152	Symantec Corp *	913,611
14,326	VeriSign Inc *	270,332
103,850	Yahoo! Inc *	1,330,318
		$30,546,845

CONGLOMERATES --- 1.96%
51,679	3M Co	2,569,480
786,616	General Electric Co ‡	7,952,688
18,096	Textron Inc	103,871
		$10,626,039

CONTAINERS --- 0.17%
6,985	Ball Corp	303,149
7,439	Bemis Co Inc	155,996
12,450	Owens-Illinois Inc *	179,778
9,797	Pactiv Corp *	142,938
11,759	Sealed Air Corp	162,274
		$944,135

COSMETICS & PERSONAL CARE --- 0.15%
31,757	Avon Products Inc	610,687
8,644	Estee Lauder Cos	213,075
		$823,762

DISTRIBUTORS --- 0.18%
9,625	Fastenal Co †	309,492
11,876	Genuine Parts Co	354,617
4,740	WW Grainger Inc	332,653
		$996,762

ELECTRIC COMPANIES --- 3.05%
12,619	Allegheny Energy Inc	292,382
15,830	Ameren Corp	367,098
30,247	American Electric Power Co Inc	764,039
20,398	Consolidated Edison Inc	807,965
43,462	Dominion Resources Inc	1,346,887
12,160	DTE Energy Co	336,832
24,269	Edison International	699,190
14,112	Entergy Corp	960,886
49,031	Exelon Corp	2,225,517
22,706	FirstEnergy Corp	876,452
30,461	FPL Group Inc	1,545,287
5,693	Integrys Energy Group Inc	148,246
12,826	Northeast Utilities	276,913
16,321	Pepco Holdings Inc	203,686
27,245	PG&E Corp	1,041,304
7,522	Pinnacle West Capital Corp	199,784
27,956	PPL Corp	802,617
20,528	Progress Energy Inc	744,345
57,923	Southern Co	1,773,602
15,860	TECO Energy Inc	176,839
8,709	Wisconsin Energy Corp	358,550
33,833	Xcel Energy Inc	630,309
		$16,578,730

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.70%
26,218	Agilent Technologies Inc *	402,971
12,751	Amphenol Corp	363,276
12,447	Cooper Industries Inc	321,879

56,240	Emerson Electric Co	1,607,339
11,233	Flir Systems Inc *	230,052
4,363	Harman International Industries Inc	59,031
15,928	Jabil Circuit Inc	88,560
10,322	Molex Inc	141,824
10,561	Rockwell Automation Inc	230,652
34,116	Tyco Electronics Ltd	376,641
		$3,822,225

ELECTRONICS - SEMICONDUCTOR --- 2.41%
41,701	Advanced Micro Devices Inc * †	127,188
21,846	Altera Corp	383,397
21,693	Analog Devices Inc	418,024
99,019	Applied Materials Inc	1,064,454
31,689	Broadcom Corp Class A *	633,146
414,297	Intel Corp ‡	6,235,170
12,652	KLA-Tencor Corp	253,040
16,525	Linear Technology Corp	379,745
48,277	LSI Logic Corp *	146,762
16,645	MEMC Electronic Materials Inc *	274,476
13,566	Microchip Technology Inc	287,464
56,892	Micron Technology Inc *	230,982
14,522	National Semiconductor Corp	149,141
7,230	Novellus Systems Inc *	120,235
40,004	NVIDIA Corp *	394,439
12,863	Teradyne Inc *	56,340
95,087	Texas Instruments Inc	1,569,886
20,417	Xilinx Inc	391,190
		$13,115,079

ENGINEERING & CONSTRUCTION --- 0.15%
13,521	Fluor Corp	467,150
9,168	Jacobs Engineering Group Inc *	354,435
		$821,585

FINANCIAL SERVICES --- 3.86%
16,299	Ameriprise Financial Inc	333,967
476,821	Bank of America Corp	3,251,919
85,585	Bank of New York Mellon Corp	2,417,776
28,958	CIT Group Inc	82,530
407,907	Citigroup Inc †	1,032,005
4,942	CME Group Inc	1,217,660
6,628	Federated Investors Inc Class B	147,539
11,277	Franklin Resources Inc	607,492
5,412	IntercontinentalExchange Inc *	403,032
28,187	Invesco Ltd	390,672
11,777	Janus Capital Group Inc	78,317
279,917	JPMorgan Chase & Co ‡	7,440,194
10,637	Legg Mason Inc	169,128
14,190	Moody's Corp	325,235
10,228	NASDAQ OMX Group Inc *	200,264
16,645	Northern Trust Corp	995,704
19,292	NYSE Euronext	345,327
32,176	State Street Corp	990,377

19,071	T Rowe Price Group Inc	550,389
		$20,979,527

FOOD & BEVERAGES --- 4.29%
7,305	Brown-Forman Corp	283,653
15,257	Campbell Soup Co	417,432
148,275	Coca-Cola Co ‡	6,516,686
23,620	Coca-Cola Enterprises Inc	311,548
33,303	ConAgra Foods Inc	561,822
14,504	Constellation Brands Inc *	172,598
11,496	Dean Foods Co *	207,848
18,896	Dr Pepper Snapple Group Inc *	319,531
24,421	General Mills Inc	1,218,119
12,343	Hershey Co	428,919
23,436	HJ Heinz Co	774,794
5,201	Hormel Foods Corp	164,924
8,822	JM Smucker Co	328,796
18,777	Kellogg Co	687,801
109,450	Kraft Foods Inc	2,439,640
9,691	McCormick & Co Inc	286,563
11,162	Molson Coors Brewing Co Class B	382,633
10,086	Pepsi Bottling Group Inc	223,304
115,924	PepsiCo Inc ‡	5,967,768
51,809	Sara Lee Corp	418,617
43,889	SYSCO Corp	1,000,669
22,518	Tyson Foods Inc Class A	211,444
		$23,325,109

GOLD, METALS & MINING --- 1.02%
8,261	AK Steel Holding Corp	58,818
70,786	Alcoa Inc	519,569
7,259	Allegheny Technologies Inc †	159,190
13,451	CONSOL Energy Inc	339,503
30,664	Freeport-McMoRan Copper & Gold Inc	1,168,605
6,368	Massey Energy Co	64,444
36,439	Newmont Mining Corp	1,631,010
23,391	Nucor Corp	892,835
19,915	Peabody Energy Corp	498,672
6,339	Titanium Metals Corp	34,674
8,655	United States Steel Corp †	182,880
		$5,550,200

HEALTH CARE RELATED --- 2.01%
33,780	Aetna Inc	821,867
11,343	AmericsourceBergen Corp	370,462
26,845	Cardinal Health Inc	845,081
20,188	CIGNA Corp	355,107
11,046	Coventry Health Care Inc *	142,935
7,739	DaVita Inc *	340,129
18,449	Express Scripts Inc Class A *	851,790
12,577	Humana Inc *	328,008
13,527	IMS Health Inc	168,682
8,067	Laboratory Corp of America Holdings *	471,839
20,397	McKesson Corp	714,711

36,575	Medco Health Solutions Inc *	1,512,011
6,813	Patterson Cos Inc *	128,493
11,498	Quest Diagnostics Inc	545,925
30,937	Tenet Healthcare Corp *	35,887
90,548	UnitedHealth Group Inc	1,895,170
37,124	WellPoint Inc *	1,409,598
		$10,937,695

HOMEBUILDING --- 0.11%
9,262	Centex Corp	69,465
20,527	DR Horton Inc	199,112
5,606	KB Home	73,887
10,522	Lennar Corp	79,020
15,986	Pulte Homes Inc	174,727
		$596,211

HOTELS/MOTELS --- 0.26%
32,607	Carnival Corp	704,311
21,890	Marriott International Inc Class A	358,120
13,589	Starwood Hotels & Resorts Worldwide Inc	172,580
13,222	Wyndham Worldwide Corp	55,533
4,982	Wynn Resorts Ltd * †	99,491
		$1,390,035

HOUSEHOLD GOODS --- 2.87%
4,479	Black & Decker Corp	141,357
10,356	Clorox Co	533,127
37,342	Colgate-Palmolive Co	2,202,431
11,184	Fortune Brands Inc	274,567
30,824	Kimberly-Clark Corp	1,421,295
11,683	Leggett & Platt Inc	151,762
20,647	Newell Rubbermaid Inc	131,728
218,309	Procter & Gamble Co ‡	10,280,171
4,280	Snap-on Inc	107,428
5,876	Stanley Works	171,109
5,478	Whirlpool Corp	162,094
		$15,577,069

INDEPENDENT POWER PRODUCER --- 0.07%
14,832	Constellation Energy Group	306,429
37,705	Dynegy Inc Class A *	53,164
		$359,593

INSURANCE RELATED --- 2.04%
34,823	Aflac Inc	674,173
39,928	Allstate Corp	764,621
200,426	American International Group Inc †	200,426
20,375	Aon Corp	831,707
8,773	Assurant Inc	191,076
26,244	Chubb Corp	1,110,646
12,104	Cincinnati Financial Corp	276,818
32,264	Genworth Financial Inc	61,302
24,225	Hartford Financial Services Group Inc	190,166
19,071	Lincoln National Corp	127,585

26,902	Loews Corp	594,534
38,359	Marsh & McLennan Cos Inc	776,770
12,748	MBIA Inc * †	58,386
60,936	MetLife Inc	1,387,513
19,333	Principal Financial Group Inc	158,144
50,407	Progressive Corp	677,470
31,582	Prudential Financial Inc	600,690
6,295	Torchmark Corp	165,118
43,566	Travelers Cos Inc	1,770,522
24,667	Unum Group	308,338
25,490	XL Capital Ltd Class A	139,175
		$11,065,180

INVESTMENT BANK/BROKERAGE FIRM --- 1.22%
69,825	Charles Schwab Corp	1,082,287
42,610	E*TRADE Financial Corp * †	54,541
34,397	Goldman Sachs Group Inc	3,646,770
80,036	Morgan Stanley	1,822,420
		$6,606,018

LEISURE & ENTERTAINMENT --- 0.18%
17,399	Harley-Davidson Inc †	232,973
9,232	Hasbro Inc	231,446
22,003	International Game Technology	202,868
26,701	Mattel Inc	307,862
		$975,149

MACHINERY --- 1.44%
44,806	Caterpillar Inc	1,252,776
14,998	Cummins Inc	381,699
18,992	Danaher Corp	1,029,746
31,484	Deere & Co	1,034,879
13,856	Dover Corp	365,521
12,305	Eaton Corp	453,562
4,165	Flowserve Corp	233,740
28,630	Illinois Tool Works Inc	883,235
23,751	Ingersoll-Rand Co	327,764
13,542	ITT Corp	520,961
9,710	Manitowoc Co Inc	31,752
27,021	PACCAR Inc	696,061
8,795	Pall Corp	179,682
11,968	Parker-Hannifin Corp	406,673
		$7,798,051

MEDICAL PRODUCTS --- 2.23%
45,724	Baxter International Inc	2,341,983
17,856	Becton Dickinson & Co	1,200,637
111,897	Boston Scientific Corp *	889,581
37,533	Covidien Ltd	1,247,597
7,407	CR Bard Inc	590,486
11,069	DENTSPLY International Inc	297,203
11,890	Hospira Inc *	366,925
2,919	Intuitive Surgical Inc * †	278,356
83,293	Medtronic Inc	2,454,645

25,784	St Jude Medical Inc *	936,733
17,722	Stryker Corp	603,257
9,265	Varian Medical Systems Inc *	282,027
16,599	Zimmer Holdings Inc *	605,863
		$12,095,293

MISCELLANEOUS --- 0.04%
13,501	Leucadia National Corp	201,030
		$201,030

OFFICE EQUIPMENT & SUPPLIES --- 0.16%
8,397	Avery Dennison Corp	187,589
15,368	Pitney Bowes Inc	358,843
64,415	Xerox Corp	293,088
		$839,520

OIL & GAS --- 12.20%
34,255	Anadarko Petroleum Corp	1,332,177
24,935	Apache Corp	1,598,084
23,007	Baker Hughes Inc	656,850
21,753	BJ Services Co	216,442
7,705	Cabot Oil & Gas Corp Class A	181,607
16,156	Cameron International Corp *	354,301
41,864	Chesapeake Energy Corp	714,200
149,314	Chevron Corp ‡	10,039,874
110,259	ConocoPhillips	4,317,743
33,058	Devon Energy Corp	1,477,362
5,177	Diamond Offshore Drilling Inc	325,426
52,037	El Paso Corp	325,231
10,564	ENSCO International Inc	278,890
18,599	EOG Resources	1,018,481
368,089	Exxon Mobil Corp ‡	25,066,861
66,828	Halliburton Co	1,033,829
21,135	Hess Corp	1,145,517
52,701	Marathon Oil Corp	1,385,509
14,208	Murphy Oil Corp	636,092
21,074	Nabors Industries Ltd *	210,529
31,089	National-Oilwell Inc *	892,565
12,880	Noble Energy Inc	693,975
60,357	Occidental Petroleum Corp	3,358,867
8,611	Pioneer Natural Resources Co	141,823
11,635	Range Resources Corp	478,897
8,417	Rowan Cos Inc	100,752
89,086	Schlumberger Ltd	3,618,673
16,331	Smith International Inc	350,790
25,596	Southwestern Energy Co *	759,945
47,920	Spectra Energy Corp	677,589
8,706	Sunoco Inc	230,535
10,307	Tesoro Corp	138,835
38,458	Valero Energy Corp	688,398
43,143	Williams Cos Inc	490,967
43,179	XTO Energy Inc	1,322,141
		$66,259,757

PAPER & FOREST PRODUCTS --- 0.15%
31,863	International Paper Co	224,316
12,723	MeadWestvaco Corp	152,549
15,734	Weyerhaeuser Co	433,786
		$810,651

PERSONAL LOANS --- 0.52%
87,228	American Express Co	1,188,918
29,186	Capital One Financial Corp	357,237
35,862	Discover Financial Services	226,289
5,397	MasterCard Inc	903,889
34,815	SLM Corp *	172,334
		$2,848,667

PHARMACEUTICALS --- 7.83%
115,111	Abbott Laboratories	5,490,795
22,906	Allergan Inc	1,093,991
147,448	Bristol-Myers Squibb Co	3,232,060
75,317	Eli Lilly & Co	2,516,341
22,466	Forest Laboratories Inc *	493,353
206,017	Johnson & Johnson ‡	10,836,494
18,360	King Pharmaceuticals Inc *	129,805
156,997	Merck & Co Inc	4,199,670
22,696	Mylan Laboratories Inc * †	304,354
502,436	Pfizer Inc ‡	6,843,178
121,147	Schering-Plough Corp	2,853,012
7,793	Watson Pharmaceuticals Inc *	242,440
99,174	Wyeth	4,268,449
		$42,503,942

PHOTOGRAPHY/IMAGING --- 0.01%
19,977	Eastman Kodak Co	75,913
		$75,913

POLLUTION CONTROL --- 0.30%
23,982	Republic Services Inc	411,291
6,353	Stericycle Inc *	303,229
36,607	Waste Management Inc	937,139
		$1,651,659

PRINTING & PUBLISHING --- 0.17%
17,013	Gannett Co Inc †	37,429
23,419	McGraw-Hill Cos Inc	535,593
2,682	Meredith Corp	44,628
8,685	New York Times Co †	39,256
15,285	RR Donnelley & Sons Co	112,039
449	Washington Post Co Class B	160,338
		$929,283

RAILROADS --- 0.82%
20,730	Burlington Northern Santa Fe Corp	1,246,909
29,739	CSX Corp	768,753
27,297	Norfolk Southern Corp	921,274

37,482	Union Pacific Corp	1,540,885
		$4,477,821

REAL ESTATE --- 0.77%
8,737	Apartment Investment & Management Co REIT	47,879
5,940	AvalonBay Communities Inc REIT	279,536
9,033	Boston Properties Inc REIT	316,426
16,753	CB Richard Ellis Group Inc *	67,515
20,319	Equity Residential REIT	372,854
18,914	HCP Inc REIT	337,615
8,248	Health Care Inc REIT	252,306
39,139	Host Hotels & Resorts Inc REIT	153,425
17,365	Kimco Realty Corp REIT	132,321
12,278	Plum Creek Timber Co Inc REIT	356,921
19,933	ProLogis REIT †	129,565
9,341	Public Storage REIT	516,090
18,739	Simon Property Group Inc REIT	649,119
10,682	Ventas Inc REIT	241,520
10,492	Vornado Realty Trust REIT	348,754
		$4,201,846

RESTAURANTS --- 1.18%
10,204	Darden Restaurants Inc	349,589
82,951	McDonald's Corp	4,526,636
54,718	Starbucks Corp *	607,917
34,259	Yum! Brands Inc	941,437
		$6,425,579

RETAIL --- 6.29%
6,484	Abercrombie & Fitch Co	154,319
23,943	Amazon.com Inc *	1,758,374
8,035	AutoNation Inc *	111,526
2,825	AutoZone Inc *	459,401
19,346	Bed Bath & Beyond Inc *	478,814
25,252	Best Buy Co Inc	958,566
6,116	Big Lots Inc *	127,090
32,271	Costco Wholesale Corp	1,494,793
108,417	CVS Caremark Corp	2,980,383
10,422	Family Dollar Stores Inc	347,782
12,199	GameStop Corp *	341,816
34,731	Gap Inc	451,156
126,290	Home Depot Inc	2,975,392
16,549	JC Penney Co Inc	332,138
22,698	Kohl's Corp *	960,579
48,599	Kroger Co	1,031,271
20,155	Limited Brands Inc	175,349
109,174	Lowe's Cos Inc	1,992,426
31,326	Macy's Inc	278,801
11,872	Nordstrom Inc †	198,856
20,471	Office Depot Inc *	26,817
10,050	O'Reilly Automotive Inc *	351,851
9,317	RadioShack Corp	79,847
31,947	Safeway Inc	645,010
4,089	Sears Holding Corp * †	186,908

7,334	Sherwin-Williams Co	381,148
53,138	Staples Inc	962,329
15,772	SUPERVALU Inc	225,224
56,072	Target Corp	1,928,316
9,170	Tiffany & Co	197,705
31,012	TJX Cos Inc	795,148
73,500	Walgreen Co	1,908,060
166,543	Wal-Mart Stores Inc ‡	8,676,890
10,457	Whole Foods Market Inc †	175,678
		$34,149,763

SAVINGS & LOANS --- 0.17%
38,907	Hudson City Bancorp Inc	454,823
25,938	People's United Financial Inc	466,106
		$920,929

SHOES --- 0.25%
28,846	NIKE Inc Class B	1,352,589
		$1,352,589

SPECIALIZED SERVICES --- 1.37%
7,267	Affiliated Computer Services Inc Class A *	348,017
7,962	Apollo Group Inc *	623,664
37,608	Automatic Data Processing Inc	1,319,289
9,787	Cintas Corp	241,935
11,285	Computer Sciences Corp *	415,739
9,102	Convergys Corp *	73,544
3,977	Dun & Bradstreet Corp	306,229
9,421	Equifax Inc	230,344
14,221	Fidelity National Information Services Inc	258,822
11,620	Fiserv Inc *	423,665
25,300	H&R Block Inc	460,207
35,487	Interpublic Group of Cos Inc *	146,206
13,379	Iron Mountain Inc *	296,612
9,531	Monster Worldwide Inc *	77,678
23,160	Omnicom Group Inc	541,944
23,920	Paychex Inc	614,026
11,274	Robert Half International Inc	201,015
14,694	Total System Services Inc	202,924
52,885	Western Union Co	664,765
		$7,446,625

TELEPHONE & TELECOMMUNICATIONS --- 3.78%
29,579	American Tower Corp *	900,089
438,976	AT&T Inc ‡	11,062,195
7,472	CenturyTel Inc	210,113
10,621	Embarq Corp	402,005
23,188	Frontier Communications Corp	166,490
109,465	Qwest Communications International Inc †	374,370
213,403	Sprint Nextel Corp *	761,849
211,586	Verizon Communications ‡	6,389,897
32,856	Windstream Corp	264,819
		$20,531,827

TEXTILES --- 0.18%
23,912	Coach Inc *	399,330
4,208	Polo Ralph Lauren Corp	177,788
6,564	VF Corp	374,870
		$951,988

TOBACCO --- 1.66%
153,905	Altria Group Inc	2,465,558
12,520	Lorillard Inc	772,985
149,269	Philip Morris International Inc ‡	5,310,991
12,592	Reynolds American Inc	451,297
		$9,000,831

TRANSPORTATION --- 0.02%
4,144	Ryder System Inc	117,317
		$117,317

UTILITIES --- 0.99%
49,624	AES Corp *	288,316
25,877	CenterPoint Energy Inc	269,897
16,880	CMS Energy Corp	199,859
95,429	Duke Energy Corp	1,366,543
9,747	EQT Corp	305,374
3,367	NICOR Inc	111,885
20,432	NiSource Inc	200,234
37,690	Public Service Enterprise Group Inc	1,110,724
12,931	Questar Corp	380,559
9,026	Scana Corp	278,813
18,132	Sempra Energy	838,424
		$5,350,628

TOTAL COMMON STOCK --- 95.00%		$516,012,789
(Cost $731,572,972)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

19,010,000	Federal Home Loan Bank	19,010,000
	0.010% April 1, 2009
2,550,000	United States of America ‡	2,549,019
	0.180% June 18, 2009

TOTAL SHORT-TERM INVESTMENTS --- 3.97%		$21,559,019
(Cost $21,559,019)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

5,607,042	Deutsche Bank Securities Inc	5,607,042
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.03%	$5,607,042
(Cost $5,607,042)

TOTAL MAXIM S&P 500 INDEX PORTFOLIO --- 100%	$543,178,850
(Cost $758,739,033)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2009.
‡	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table:

Description	Level 1		Level 2		Level 3	Total
Assets
Stock	$516,012,789	$		$		$516,012,789
Short-term investments	5,607,042		21,559,019			27,166,061
Total Assets	$521,619,831		$21,559,019	$		$543,178,850
Liabilities
Other financial instruments*	508,969					508,969
Total Liabilities	$508,969	$		$		$508,969
Net Assets	$521,110,862		$21,559,019		$-	$542,669,881

*Other financial instruments include futures. Futures are reported at their variation margin as of March 31, 2009.

As of March 31, 2009, the Maxim S&P 500 Index® Portfolio had 575 open S&P 500 Emini long futures contracts. The contracts expire in June 2009 and the Portfolio has recorded unrealized appreciation of $1,626,433.

At March 31, 2009, the U.S. Federal income tax cost basis was $758,353,951. The Maxim S&P 500 Index® Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $31,126,614 and gross depreciation of securities in which there was an excess of tax cost over value of $251,908,757, resulting in net depreciation of $220,782,143.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 1.34%
250,000	Boeing Co	256,264
	Senior Notes
	5.000% March 15, 2014
250,000	United Technologies Corp	256,358
	Notes
	4.375% May 1, 2010
		$512,622

AGENCY --- 22.08%
89,179	Fannie Mae *	88,364
	5.379% March 1, 2034
180,157	Fannie Mae	195,843
	8.000% October 1, 2030
446,879	Fannie Mae	462,625
	5.000% September 1, 2033
634,629	Fannie Mae	662,737
	5.500% April 1, 2021
847,643	Fannie Mae	887,285
	6.000% October 1, 2035
797,649	Freddie Mac	816,086
	5.000% July 1, 2011
500,000	Freddie Mac †	542,552
	4.625% October 25, 2012
556,066	Freddie Mac	586,921
	6.500% July 1, 2036
936,318	Freddie Mac	977,298
	5.500% July 1, 2023
1,305,941	Freddie Mac	1,367,016
	6.000% August 1, 2037
685,199	Freddie Mac *	711,164
	6.019% October 1, 2036
619,855	Freddie Mac *	634,135
	4.910% July 1, 2035
496,438	Freddie Mac	512,568
	5.000% February 1, 2039
		$8,444,594

AGENCY ASSET BACKED --- 1.44%
72,920	Fannie Mae *	65,933
	Series 2004-T9 Class A1
	6.289% April 25, 2035
475,535	Fannie Mae	484,284
	Series 2003-T4 Class 2A6
	4.761% July 26, 2033
		$550,217

AGENCY MORTGAGE BACKED --- 11.26%
529,168	Fannie Mae *	512,049
	Series 2004-90 Class F
	0.721% November 25, 2034
279,855	Freddie Mac *	273,230
	Series 3032 Class FP
	1.495% August 15, 2035
776,114	Freddie Mac	790,035
	Series R001 Class AE
	4.375% April 15, 2015
1,047,553	Freddie Mac *	1,029,922
	Series 2637 Class FA
	1.595% June 15, 2018
1,613,247	US Department of Veterans Affairs	1,700,464
	Series 1996-3 Class 1Z
	6.750% September 15, 2026
		$4,305,700

BANKS --- 2.53%
250,000	Bank of America Corp	237,811
	Notes
	4.500% August 1, 2010
250,000	Fifth Third Bancorp	239,135
	Notes
	4.200% February 23, 2010
250,000	Wachovia Corp	242,959
	Notes
	4.375% June 1, 2010
250,000	Wells Fargo & Co	246,872
	Senior Notes
	4.625% August 9, 2010
		$966,777

BIOTECHNOLOGY --- 0.66%
250,000	Amgen Inc	253,197
	Senior Notes
	4.000% November 18, 2009
		$253,197

BROADCAST/MEDIA --- 0.69%
250,000	News America Holdings Inc	265,235
	Debentures
	9.250% February 1, 2013
		$265,235

CHEMICALS --- 2.64%
500,000	Dow Chemical ‡	494,324
	Pass Thru Certificates
	4.027% September 30, 2009
500,000	EI du Pont de Nemours & Co	514,872
	Notes
	6.875% October 15, 2009
		$1,009,196

COMMERCIAL MORTGAGE BACKED --- 3.22%
48,881	Bear Stearns Commercial Mortgage Securities	48,764
	6.440% June 16, 2030
327,944	JP Morgan Chase Commercial Mortgage Securities Corp ‡	255,395
	4.158% January 12, 2039
925,294	Salomon Brothers Mortgage Securities VII	925,856
	6.428% December 18, 2035
		$1,230,015

COMPUTER HARDWARE & SYSTEMS --- 2.01%
250,000	Hewlett-Packard Co	266,238
	Senior Unsecured Notes
	6.125% March 1, 2014
500,000	International Business Machines Corp	501,271
	Notes
	4.375% June 1, 2009
		$767,509

COMPUTER SOFTWARE & SERVICES --- 0.68%
250,000	Oracle Corp	262,098
	Notes
	5.000% January 15, 2011
		$262,098

COSMETICS & PERSONAL CARE --- 2.07%
250,000	Avon Products Inc	252,386
	Senior Notes
	5.625% March 1, 2014
250,000	Estee Lauder Co Inc	274,806
	Senior Unsecured Notes
	7.750% November 1, 2013
250,000	Procter & Gamble Co	264,577
	Notes
	4.600% January 15, 2014
		$791,769

ELECTRIC COMPANIES --- 1.30%
250,000	PECO Energy Co	249,667
	Bonds
	5.000% October 1, 2014
250,000	Westar Energy Inc	246,906
	Bonds
	6.000% July 1, 2014
		$496,573

FINANCIAL SERVICES --- 4.05%
250,000	American General Finance Corp	123,270
	Notes
	4.875% May 15, 2010
250,000	American Honda Finance Corp ‡	244,659
	Notes
	6.700% October 1, 2013
250,000	CIT Group Inc §	250,000
	Senior Notes
	3.375% April 1, 2009

250,000	Citigroup Inc	241,302
	Senior Notes
	4.125% February 22, 2010
250,000	CME Group Inc	257,660
	Senior Notes
	5.750% February 15, 2014
250,000	International Lease Finance Corp	182,627
	Notes
	4.875% September 1, 2010
250,000	JPMorgan Chase & Co	248,593
	Notes
	4.500% November 15, 2010
		$1,548,111

FOOD & BEVERAGES --- 2.88%
250,000	Anheuser-Busch InBev Worldwide Inc ‡	261,964
	Notes
	7.200% January 15, 2014
250,000	Bottling Group LLC	284,258
	Notes
	6.950% March 15, 2014
250,000	Coca-Cola Enterprises Inc	283,967
	Senior Unsecured Notes
	7.375% March 3, 2014
250,000	Kraft Foods Inc	270,283
	Senior Unsecured Notes
	6.750% February 19, 2014
		$1,100,472

HEALTH CARE RELATED --- 0.67%
250,000	Roche Holdings Inc ‡	255,882
	Notes
	5.000% March 1, 2014
		$255,882

HOUSEHOLD GOODS --- 0.66%
250,000	Stanley Works	251,586
	Notes
	5.000% March 15, 2010
		$251,586

INVESTMENT BANK/BROKERAGE FIRM --- 2.02%
250,000	Credit Suisse First Boston USA Inc	250,325
	Notes
	4.875% August 15, 2010
250,000	Goldman Sachs Group Inc	249,464
	Notes
	4.500% June 15, 2010
250,000	Lehman Brothers Holdings Inc **	31,875
	Notes
	4.500% July 26, 2010
250,000	Morgan Stanley	243,067
	Notes
	4.250% May 15, 2010
		$774,731

OIL & GAS --- 3.35%
250,000	ConocoPhillips	260,039
	Notes
	4.750% February 1, 2014
250,000	Hess Corp	256,883
	Senior Unsecured Notes
	7.000% February 15, 2014
250,000	Marathon Oil Corp	253,820
	Senior Notes
	6.500% February 15, 2014
250,000	Smith International Inc	254,444
	Senior Unsecured Notes
	8.625% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	255,569
	Notes
	8.750% February 15, 2014
		$1,280,755

OTHER ASSET-BACKED --- 12.89%
1,000,000	ACE Securities Corp ‡	868,552
	Series 2007-D1 Class A2
	6.336% February 25, 2038
1,000,000	Bank of America Credit Card Trust *	976,555
	Series 2006-C4 Class C4
	1.425% November 15, 2011
500,000	BMW Vehicle Lease Trust	489,242
	Series BMWLT 2007-1 Class A3A
	4.590% August 15, 2013
1,500,000	GMAC Mortgage Corp Loan Trust ††	397,969
	Series 2007-HE2 Class A3
	6.193% December 25, 2037
835,868	John Deere Owner Trust	838,051
	Series 2006-A Class A4
	5.390% June 17, 2013
154,854	John Deere Owner Trust	154,672
	Series 2005-A Class A4
	4.160% May 15, 2012
500,000	MBNA Credit Card Master Note Trust	500,908
	Series 2005-A6 Class A6
	4.500% January 15, 2013
250,000	Residential Funding Mortgage Securities II Inc	141,492
	Series 2006-HI2 Class A3
	5.790% February 25, 2036
500,000	Residential Funding Mortgage Securities II Inc *	137,656
	Series 2007-HSA3 Class AI3
	6.030% May 25, 2037
730,000	Residential Funding Mortgage Securities II Inc	422,944
	Series 2006-HI5 Class A3
	5.500% August 25, 2025
		$4,928,041

PERSONAL LOANS --- 1.24%
250,000	American Express Credit Corp	238,814
	Notes
	5.000% December 2, 2010
250,000	HSBC Finance Corp	234,139
	Bonds
	4.750% April 15, 2010
		$472,953

PHARMACEUTICALS --- 0.67%
250,000	Eli Lilly & Co	257,514
	Senior Notes
	4.200% March 6, 2014
		$257,514

POLLUTION CONTROL --- 0.65%
250,000	Waste Management Inc	250,031
	Notes
	6.375% March 11, 2015
		$250,031

PRINTING & PUBLISHING --- 0.64%
250,000	Thomson Reuters Corp	244,192
	Notes
	5.950% July 15, 2013
		$244,192

RAILROADS --- 0.70%
250,000	Burlington Northern Santa Fe Corp	267,541
	Senior Notes
	7.000% February 1, 2014
		$267,541

RETAIL --- 2.13%
250,000	CVS Caremark Corp	250,304
	Notes
	4.000% September 15, 2009
293,600	CVS Pass-Through Trust ‡	296,440
	Pass Thru Certificates
	7.770% January 10, 2012
250,000	Target Corp	267,253
	Notes
	7.500% August 15, 2010
		$813,997

TELEPHONE & TELECOMMUNICATIONS --- 0.66%
250,000	BellSouth Corp	252,383
	Notes
	4.200% September 15, 2009
		$252,383

TRANSPORTATION --- 0.59%
250,000	Ryder System Inc	225,177
	Senior Unsecured Notes
	7.200% September 1, 2015
		$225,177

U.S. GOVERNMENTS --- 8.39%
1,450,000	United States of America	1,514,798
	2.500% March 31, 2013
500,000	United States of America	544,687
	3.875% October 31, 2012
1,050,000	United States of America	1,147,945
	4.625% October 31, 2011
		$3,207,430

WHOLE LOAN --- 0.82%
87,047	Cendant Mortgage Corp	81,614
	Series 2003-9 Class 1A6
	5.250% November 25, 2033
234,565	GSR Mortgage Loan Trust	234,324
	Series 2003-7F Class 2A2
	5.250% June 25, 2033
		$315,938

TOTAL BONDS --- 94.93%		$36,302,236
(Cost $37,861,305)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

1,680,000	Undivided interest of 4.80% in a repurchase agreement (Principal Amount/Value $35,000,000 with a maturity value of $35,000,146) with Credit Suisse, 0.15%, dated 3/31/09, to be repurchased at $1,680,007 on 04/01/09, collateralized by Freddie Mac, 6.00%, 3/01/39, with a value of $35,703,182.	1,680,000

TOTAL SHORT-TERM INVESTMENTS --- 4.39%		$1,680,000
(Cost $1,680,000)

SECURITIES LENDING COLLATERAL

260,002	Deutsche Bank Securities Inc	260,002
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 0.68%		$260,002
(Cost $260,002)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100%		$38,242,238
(Cost $39,801,307)

Legend

*	Represents the current interest rate for variable rate security.
†	Security is an agency note with maturity date and interest rate indicated.

‡

The Maxim Short Duration Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2009 were $2,849,219, $2,677,215 and 6.94%, respectively

§	A portion or all of the security is on loan at March 31, 2009.
**	Security in default at March 31, 2009.
††

The Maxim Short Duration Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2009 were $1,502,551, $397,969 and 1.03%, respectively.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description		Level 1	Level 2	Level 3	Total
Assets
Bonds	$		$36,005,796	$296,440	$36,302,236
Short-term investments		1,940,002			1,940,002
Total		$1,940,002	$36,005,796	$296,440	$38,242,238

At March 31, 2009, the U.S. Federal income tax cost basis was $39,506,237. The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $832,456 and gross depreciation of securities in which there was an excess of tax cost over value of $2,356,457, resulting in net depreciation of $1,524,001.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 1.46%
37,900	Hexcel Corp *	249,003
10,100	Orbital Sciences Corp *	120,089
9,900	Stanley Inc *	251,361
9,600	Teledyne Technologies Inc *	256,128
		$876,581

AIR FREIGHT --- 0.45%
15,800	Hub Group Inc *	268,600
		$268,600

AUTO PARTS & EQUIPMENT --- 0.37%
11,000	BorgWarner Inc	223,300
		$223,300

BANKS --- 0.24%
12,800	Texas Capital Bancshares Inc *	144,128
		$144,128

BIOTECHNOLOGY --- 7.88%
26,200	Alexion Pharmaceuticals Inc *	978,305
5,700	AMAG Pharmaceuticals Inc *	209,589
22,300	Cubist Pharmaceuticals Inc *	364,828
9,500	Dionex Corp *	448,875
46,100	Enzon Pharmaceuticals Inc * †	279,827
56,000	eResearchTechnology Inc *	294,560
11,200	InterMune Inc * †	184,128
6,600	Myriad Genetics Inc *	300,102
18,300	OSI Pharmaceuticals Inc *	700,158
32,900	PAREXEL International Corp *	320,117
23,600	Savient Pharmaceuticals Inc *	116,820
8,300	United Therapeutics Corp *	548,547
		$4,745,856

CHEMICALS --- 0.99%
27,000	American Vanguard Corp	348,300
17,700	Calgon Carbon Corp *	250,809
		$599,109

COMMUNICATIONS - EQUIPMENT --- 3.13%
40,800	Arris Group Inc *	300,696
9,600	Comtech Telecommunications Corp *	237,792
13,600	F5 Networks Inc *	284,920
14,000	InterDigital Inc *	361,480

23,100	Polycom Inc *	355,509
26,200	Tekelec *	346,626
		$1,887,023

COMPUTER HARDWARE & SYSTEMS --- 1.02%
6,200	NCI Inc *	161,200
34,500	Riverbed Technology Inc *	451,260
		$612,460

COMPUTER SOFTWARE & SERVICES --- 13.75%
83,500	Ariba Inc *	728,955
47,500	AsiaInfo Holdings Inc *	800,375
17,900	Blackboard Inc *	568,146
18,200	Concur Technologies Inc *	349,258
55,800	Double-Take Software Inc *	377,208
55,900	Informatica Corp *	741,234
29,800	j2 Global Communications Inc *	652,322
72,700	Lawson Software Inc *	308,975
13,100	MICROS Systems Inc *	245,625
21,179	Nuance Communications Inc *	230,004
54,000	Omniture Inc *	712,260
37,395	Perot Systems Corp Class A *	481,648
2,900	Sohu.com Inc * †	119,799
11,600	SPSS Inc *	329,788
32,000	Sybase Inc *	969,280
24,200	VistaPrint Ltd *	665,258
		$8,280,135

CONTAINERS --- 2.02%
7,000	Greif Inc	233,030
15,900	Rock-Tenn Co Class A	430,095
10,500	Silgan Holdings Inc	551,670
		$1,214,795

COSMETICS & PERSONAL CARE --- 0.80%
8,600	Chattem Inc *	482,030
		$482,030

DISTRIBUTORS --- 1.60%
13,000	Applied Industrial Technologies Inc	219,310
27,500	Beacon Roofing Supply Inc *	368,225
4,200	MSC Industrial Direct Co Inc Class A	130,494
27,200	Titan Machinery Inc *	244,528
		$962,557

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.37%
8,900	AO Smith Corp	224,102
17,000	Belden Inc	212,670
15,300	Energy Conversion Devices Inc * †	203,031
6,100	Regal-Beloit Corp	186,904
		$826,707

ELECTRONICS - SEMICONDUCTOR --- 1.73%
14,900	Netlogic Microsystems Inc *	409,452
53,700	PMC-Sierra Inc *	342,606
21,600	Tessera Technologies Inc *	288,792
		$1,040,850

ENGINEERING & CONSTRUCTION --- 1.01%
21,300	MasTec Inc *	257,517
13,500	Orion Marine Group Inc *	176,850
9,900	Sterling Construction Co Inc *	176,616
		$610,983

FINANCIAL SERVICES --- 0.74%
16,500	Portfolio Recovery Associates Inc * †	442,860
		$442,860

FOOD & BEVERAGES --- 1.71%
17,800	Flowers Foods Inc	417,944
10,400	Nash Finch Co	292,136
20,800	Spartan Stores Inc	320,528
		$1,030,608

GOLD, METALS & MINING --- 0.42%
4,500	Compass Minerals International Inc	253,665
		$253,665

HEALTH CARE RELATED --- 4.89%
34,281	Alkermes Inc *	415,829
45,000	Alliance HealthCare Services Inc *	306,000
3,900	athenahealth Inc *	94,029
9,800	Bio-Reference Laboratories Inc *	204,918
22,300	Catalyst Health Solutions Inc *	441,986
13,600	Genoptix Inc *	371,008
5,900	MEDNAX Inc *	173,873
11,300	Phase Forward Inc *	144,527
11,500	PSS World Medical Inc *	165,025
28,500	Psychiatric Solutions Inc *	448,305
21,300	Sun Healthcare Group Inc *	179,772
		$2,945,272

HOTELS/MOTELS --- 0.65%
15,200	Choice Hotels International Inc	392,464
		$392,464

INSURANCE RELATED --- 1.74%
10,900	Hanover Insurance Group Inc	314,138
9,900	Navigators Group Inc *	467,082
10,800	Tower Group Inc	266,004
		$1,047,224

INVESTMENT BANK/BROKERAGE FIRM --- 0.72%
3,000	Stifel Financial Corp *	129,930
19,400	SWS Group Inc	301,282

		$431,212

LEISURE & ENTERTAINMENT --- 1.10%
30,800	Life Time Fitness Inc * †	386,848
13,300	WMS Industries Inc *	278,103
		$664,951

MACHINERY --- 0.85%
10,500	Astec Industries Inc *	275,415
45,025	Wabash National Corp	55,381
6,900	Wabtec Corp	182,022
		$512,818

MEDICAL PRODUCTS --- 6.32%
38,400	American Medical Systems Holdings Inc *	428,160
5,400	Analogic Corp	172,908
11,000	Haemonetics Corp *	605,880
7,800	ICU Medical Inc *	250,536
17,422	Medical Action Industries Inc *	144,428
25,925	Meridian Bioscience Inc	469,761
6,600	Merit Medical Systems Inc *	80,586
12,700	Neogen Corp *	277,241
15,900	NuVasive Inc *	498,942
7,900	Sirona Dental Systems Inc *	113,128
4,400	SonoSite Inc *	78,672
20,600	Steris Corp	479,568
14,100	Zoll Medical Corp *	202,476
		$3,802,286

OIL & GAS --- 5.89%
17,700	Arena Resources Inc *	450,996
9,526	Atwood Oceanics Inc *	158,037
29,300	Berry Petroleum Co Class A	321,128
6,500	Carbo Ceramics Inc	184,860
12,500	Comstock Resources Inc *	372,500
8,500	Concho Resources Inc *	217,515
4,945	Core Laboratories NV †	361,776
19,200	Dril-Quip Inc *	589,440
14,100	Goodrich Petroleum Corp * †	272,976
18,100	Hornbeck Offshore Services Inc *	275,844
50,700	McMoRan Exploration Co *	238,290
44,060	PetroQuest Energy Inc * †	105,744
		$3,549,106

PERSONAL LOANS --- 0.37%
19,500	EZCORP Inc *	225,615
		$225,615

PHARMACEUTICALS --- 4.12%
7,500	Auxilium Pharmaceuticals Inc * †	207,900
59,100	Cypress Bioscience Inc *	420,201
28,400	Isis Pharmaceuticals Inc *	426,284
15,300	Perrigo Co	379,899

40,100	Progenics Pharmaceuticals Inc *	264,259
45,300	Questcor Pharmaceuticals Inc *	222,876
8,800	Theravance Inc *	149,600
21,090	XenoPort Inc *	408,302
		$2,479,321

POLLUTION CONTROL --- 1.86%
15,500	American Ecology Corp	216,070
49,500	EnergySolutions Inc	428,175
18,400	Waste Connections Inc *	472,880
		$1,117,125

PRINTING & PUBLISHING --- 0.80%
68,200	Innerworkings Inc * †	291,214
6,400	John Wiley & Sons Inc Class A	190,592
		$481,806

RAILROADS --- 0.36%
17,200	Kansas City Southern *	218,612
		$218,612

REAL ESTATE --- 0.49%
6,700	Corporate Office Properties Trust REIT	166,361
4,200	Tanger Factory Outlet Centers Inc REIT †	129,612
		$295,973

RESTAURANTS --- 3.26%
3,600	Buffalo Wild Wings Inc *	131,688
13,600	Burger King Holdings Inc	312,120
15,000	CEC Entertainment Inc *	388,200
24,500	CKE Restaurants Inc	205,800
15,200	Jack In The Box Inc *	354,008
23,389	McCormick & Schmick's Seafood Restaurants Inc *	91,685
95,000	Wendy's/Arby's Group Inc	477,850
		$1,961,351

RETAIL --- 5.78%
14,600	Aeropostale Inc *	387,776
7,200	BJ's Wholesale Club Inc *	230,328
38,945	Dress Barn Inc *	478,634
18,100	Group 1 Automotive Inc	252,857
15,000	Hibbett Sports Inc *	288,300
12,300	Netflix Inc * †	527,916
20,400	Petsmart Inc	427,584
17,300	Tractor Supply Co *	623,838
39,300	Ulta Salon Cosmetics & Fragrance Inc *	260,166
		$3,477,399

SAVINGS & LOANS --- 0.43%
21,958	NewAlliance Bancshares Inc	257,787
		$257,787

SHOES --- 0.98%
12,700	Steven Madden Ltd *	238,506
22,600	Wolverine World Wide Inc	352,108
		$590,614

SPECIALIZED SERVICES --- 8.81%
4,500	American Public Education Inc *	189,270
6,100	Capella Education Co *	323,300
13,100	Copart Inc *	388,546
20,900	Corinthian Colleges Inc *	406,505
60,071	CyberSource Corp *	889,651
8,700	FTI Consulting Inc *	430,476
11,800	Huron Consulting Group Inc *	500,674
11,400	ICF International Inc *	261,858
13,000	ManTech International Corp *	544,700
34,700	Navigant Consulting Inc *	453,529
27,000	TNS Inc *	220,860
36,000	TrueBlue Inc *	297,000
8,100	Watson Wyatt & Co Holdings	399,897
		$5,306,266

TEXTILES --- 0.82%
14,200	Hanesbrands Inc *	135,894
14,800	Warnaco Group Inc *	355,200
		$491,094

TRANSPORTATION --- 0.98%
17,500	Con-Way Inc	313,775
14,700	Marten Transport Ltd *	274,596
		$588,371

TOTAL COMMON STOCK --- 91.91%		$55,338,914
(Cost $64,159,805)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,123,000	Federal Home Loan Bank	2,123,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 3.53%		$2,123,000
(Cost $2,123,000)

SECURITITES LENDING COLLATERAL

Par Value ($)		Value ($)

2,747,021	Deutsche Bank Securities Inc	2,747,021
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 4.56%		$2,747,021

(Cost $2,747,021)

TOTAL MAXIM SMALL-CAP GROWTH PORTFOLIO --- 100%	$60,208,935
(Cost $69,029,826)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2009.
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3	Total
Assets
Common Stock	$55,338,914	$		$		$55,338,914
Short-term investments	2,747,021		2,123,000			4,870,021
Total	$58,085,935		$2,123,000		$-	$60,208,935

At March 31, 2009, the U.S. Federal income tax cost basis was $68,589,032. The Maxim Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,584,053 and gross depreciation of securities in which there was an excess of tax cost over value of $13,711,171, resulting in net depreciation of $11,127,118.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 0.69%
6,200	Applied Signal Technology Inc	125,426
27,900	Cubic Corp	706,707
		$832,133

AGRICULTURE --- 0.10%
33,400	Darling International Inc *	123,914
		$123,914

AIR FREIGHT --- 0.08%
7,000	Dynamex Inc *	91,560
		$91,560

AIRLINES --- 1.18%
32,100	AirTran Holdings Inc *	146,055
16,700	Alaska Air Group Inc *	293,419
6,300	Allegiant Travel Co *	286,398
31,900	ExpressJet Holdings Inc *	34,452
88,500	JetBlue Airways Corp *	323,025
14,600	Republic Airways Holdings Inc *	94,608
13,100	SkyWest Inc	162,964
21,500	UAL Corp	96,320
		$1,437,241

AUTO PARTS & EQUIPMENT --- 0.54%
38,800	ATC Technology Corp *	434,560
21,800	Exide Technologies *	65,400
3,000	Hawk Corp *	34,650
4,100	Midas Inc *	32,472
16,100	Standard Motor Products Inc	44,275
4,100	Superior Industries International Inc	48,585
		$659,942

BANKS --- 11.72%
12,800	1st Source Corp	231,040
13,100	Ameris Bancorp	61,701
3,700	Arrow Financial Corp	87,653
5,000	Bancfirst Corp	182,000
3,600	Bank of the Ozarks Inc	83,088
11,900	Center Financial Corp	33,558
12,200	Central Pacific Financial Corp	68,320
3,500	Chemical Financial Corp	72,835
52,500	Citizens Republic Bancorp Inc	81,375
15,600	City Bank	51,480
16,300	City Holding Co	444,827

87,600	Community Bank System Inc	1,467,300
15,200	Community Trust Bancorp Inc	406,600
9,700	Financial Institutions Inc	73,914
185,000	First BanCorp	788,100
3,900	First Citizens BancShares Inc	514,020
113,700	First Commonwealth Financial Corp	1,008,519
2,100	First Community Bancshares Inc	24,507
62,000	First Financial Bancorp	590,860
17,800	First Financial Bankshares Inc	857,426
10,100	First Financial Corp	372,690
3,800	First Merchants Corp	41,002
78,600	First Midwest Bancorp Inc	675,174
52,000	FirstMerit Corp	946,400
8,500	FNB Corp	65,195
21,200	Frontier Financial Corp	23,320
10,700	Great Southern Bancorp Inc	149,907
24,300	Guaranty Bancorp *	42,525
21,500	Independent Bank Corp	317,125
13,200	Lakeland Bancorp Inc	105,996
5,100	MainSource Financial Group Inc	41,004
4,800	NBT Bancorp Inc	103,872
23,000	Old National Bancorp	256,910
4,700	Old Second Bancorp Inc	29,845
45,100	Oriental Financial Group Inc	220,088
4,800	Pacific Capital Bancorp	32,496
26,600	PacWest Bancorp	381,178
6,300	Park National Corp	351,225
9,800	Peoples Bancorp Inc	127,204
21,700	Santander BanCorp	170,996
9,800	SCBT Financial Corp	204,820
6,000	Simmons First National Corp	151,140
12,800	Suffolk Bancorp	332,672
16,900	Sun Bancorp Inc *	87,711
13,600	SY Bancorp Inc	330,480
6,200	TriCo Bancshares	103,788
14,200	UMB Financial Corp	603,358
7,300	Union Bankshares Corp	101,105
27,900	United Bankshares Inc	480,996
6,200	Washington Trust Bancorp Inc	100,750
4,800	WesBanco Inc	109,584
6,300	West Bancorp Inc	46,935
		$14,236,614

BIOTECHNOLOGY --- 0.50%
1,300	Bio Rad Laboratories Inc *	85,670
74,700	Enzon Pharmaceuticals Inc *	453,429
12,300	eResearchTechnology Inc *	64,698
		$603,797

BROADCAST/MEDIA --- 0.38%
45,400	Carmike Cinemas Inc	117,586
10,600	Cox Radio Inc *	43,460
28,000	Entercom Communications Corp	30,800
4,500	National CineMedia Inc	59,310
59,500	Sinclair Broadcast Group Inc	61,285

65,500	Warner Music Group Corp	153,925
		$466,366

BUILDING MATERIALS --- 1.17%
4,900	American Woodmark Corp	86,044
99,100	Comfort Systems USA Inc	1,027,667
58,000	Gibraltar Industries Inc	273,760
4,800	Trex Co Inc *	36,624
		$1,424,095

CHEMICALS --- 0.76%
7,100	A Schulman Inc	96,205
41,900	Innospec Inc	157,963
3,800	Minerals Technologies Inc	121,790
11,000	Olin Corp	156,970
14,800	OM Group Inc *	285,936
44,000	Spartech Corp	108,240
		$927,104

COMMUNICATIONS - EQUIPMENT --- 3.21%
392,300	3Com Corp *	1,212,207
24,000	ADTRAN Inc	389,040
6,300	Anaren Inc *	68,922
10,200	Arris Group Inc *	75,174
39,200	Avocent Corp *	475,888
1,600	Black Box Corp	37,776
39,300	Extreme Networks Inc *	59,736
27,900	InterDigital Inc *	720,378
20,300	JDS Uniphase Corp *	65,975
20,900	Plantronics Inc	252,263
15,900	Symmetricom Inc *	55,650
31,100	Tekelec *	411,453
92,000	UTStarcom Inc *	71,760
		$3,896,222

COMPUTER HARDWARE & SYSTEMS --- 1.48%
120,500	Adaptec Inc *	289,200
10,400	Hutchinson Technology Inc *	27,040
44,200	Novatel Wireless Inc *	248,404
58,300	QLogic Corp *	648,296
40,700	Silicon Storage Technology Inc *	67,155
19,200	Synaptics Inc *	513,792
		$1,793,887

COMPUTER SOFTWARE & SERVICES --- 4.74%
11,700	Actuate Corp *	35,802
134,600	Acxiom Corp	996,040
118,700	CIBER Inc *	324,051
33,700	COMSYS IT Partners Inc *	74,477
21,600	Dice Holdings Inc *	60,048
71,000	Earthlink Inc *	466,470
43,600	Fair Isaac Co	613,452
9,800	Manhattan Associates Inc *	169,736
11,300	MAXIMUS Inc	450,418

69,700	ModusLink Global Solutions Inc *	180,523
8,200	Quest Software Inc *	103,976
100,200	S1 Corp *	516,030
3,600	Sohu.com Inc *	148,716
50,400	SonicWALL Inc *	224,784
24,100	Sybase Inc *	729,989
61,900	TIBCO Software Inc *	363,353
31,000	United Online Inc	138,260
1,500	VistaPrint Ltd *	41,235
17,800	Wind River Systems *	113,920
		$5,751,280

CONGLOMERATES --- 0.82%
60,900	Tredegar Corp	994,497
		$994,497

CONTAINERS --- 0.14%
12,100	BWAY Holding Co *	95,469
11,500	Myers Industries Inc	70,610
		$166,079

COSMETICS & PERSONAL CARE --- 0.17%
27,400	Prestige Brands Holdings Inc *	141,932
24,300	Revlon Inc *	60,264
		$202,196

DISTRIBUTORS --- 1.11%
42,100	Beacon Roofing Supply Inc *	563,719
42,000	BlueLinx Holdings Inc *	109,620
3,600	Core-Mark Holding Co Inc *	65,592
13,400	Houston Wire & Cable Co	103,850
4,700	Titan Machinery Inc *	42,253
25,300	WESCO International Inc *	458,436
		$1,343,470

ELECTRIC COMPANIES --- 4.36%
21,500	El Paso Electric Co *	302,935
3,800	IDACORP Inc	88,768
62,200	NorthWestern Corp	1,336,056
95,300	Portland General Electric Co	1,676,327
2,500	UIL Holdings Corp	55,800
64,800	UniSource Energy Corp	1,826,712
		$5,286,598

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.50%
3,600	AO Smith Corp	90,648
11,200	Benchmark Electronics Inc *	125,440
3,600	Brady Corp Class A	63,468
5,100	Coherent Inc *	87,975
5,500	CPI International Inc *	51,700
70,800	CTS Corp	255,588
2,300	Encore Wire Corp	49,289
21,500	GrafTech International Ltd *	132,440

71,800	Methode Electronics Inc Class A	257,044
10,200	MTS Systems Corp	232,050
4,800	Multi-Fineline Electronix Inc *	80,832
26,400	RadiSys Corp *	159,984
29,400	SMART Modular Technologies (WWH) Inc *	40,572
30,600	Stoneridge Inc *	64,566
38,000	Vishay Intertechnology Inc *	132,240
		$1,823,836

ELECTRONICS - SEMICONDUCTOR --- 2.20%
108,300	Amkor Technology Inc *	290,244
63,600	Cirrus Logic Inc *	239,136
119,100	Entegris Inc *	102,426
67,800	Integrated Device Technology Inc *	308,490
51,900	Integrated Silicon Solution Inc *	78,369
73,400	Lattice Semiconductor Corp *	101,292
86,900	Micrel Inc	611,776
39,100	PMC-Sierra Inc *	249,458
8,700	Sigma Designs Inc *	108,228
89,400	Silicon Image Inc *	214,560
40,400	Skywork Solutions Inc *	325,624
8,400	Teradyne Inc *	36,792
		$2,666,395

ENGINEERING & CONSTRUCTION --- 0.32%
15,200	EMCOR Group Inc *	260,984
13,700	Pike Electric Corp *	126,725
		$387,709

FINANCIAL SERVICES --- 0.61%
8,500	Asset Acceptance Capital Corp *	45,135
20,900	BlackRock Kelso Capital Corp	87,571
2,400	Capital Southwest Corp	183,336
15,300	Encore Capital Group Inc *	69,309
10,200	Harris & Harris Group Inc *	37,740
9,800	Interactive Brokers Group Inc *	158,074
36,600	MCG Capital Corp	46,848
11,500	Medallion Financial Corp	85,215
3,500	Prospect Capital Corp	29,820
		$743,048

FOOD & BEVERAGES --- 2.54%
15,200	Cal-Maine Foods Inc	340,328
3,800	Coca-Cola Bottling Co Consolidated	197,790
84,400	Del Monte Foods Co	615,276
5,000	Diamond Foods Inc	139,650
5,100	Farmer Bros Co	90,780
16,500	Flowers Foods Inc	387,420
42,000	Nash Finch Co	1,179,780
89,600	Reddy Ice Holdings Inc	131,712
		$3,082,736

FOREIGN BANKS --- 0.06%
7,400	Banco Latinoamericano de Exportaciones SA	69,338

		$69,338

GOLD, METALS & MINING --- 1.48%
6,300	Compass Minerals International Inc	355,131
6,300	Royal Gold Inc	294,588
132,100	Worthington Industries Inc	1,150,591
		$1,800,310

HEALTH CARE RELATED --- 2.81%
6,200	America Service Group Inc *	80,600
24,100	Centene Corp *	434,282
7,500	Emergency Medical Services Corp *	235,425
51,100	Health Management Associates Inc Class A *	131,838
46,200	HealthSouth Corp *	410,256
17,700	LHC Group Inc *	394,356
39,300	Lincare Holdings Inc *	856,740
3,800	Matrixx Initiatives Inc *	62,320
14,000	Nighthawk Radiology Holdings Inc *	37,800
8,800	Owens & Minor Inc	291,544
18,300	PharMerica Corp *	304,512
7,100	RehabCare Group Inc *	123,824
5,100	US Physical Therapy Inc *	49,368
		$3,412,865

HOMEBUILDING --- 1.59%
78,000	Beazer Homes USA Inc *	78,780
36,200	Hovnanian Enterprises Inc *	56,472
90,800	M/I Homes Inc	634,692
24,900	Meritage Homes Corp *	284,358
35,500	Ryland Group Inc	591,430
326,700	Standard Pacific Corp *	287,496
		$1,933,228

HOUSEHOLD GOODS --- 1.63%
60,200	American Greetings Corp	304,612
32,600	Blyth Inc	851,838
21,300	Central Garden & Pet Co *	160,176
42,400	Furniture Brands International Inc	62,328
23,000	Helen of Troy Ltd *	316,250
11,500	Hooker Furniture Corp	97,060
64,400	La-Z-Boy Inc	80,500
14,200	Tempur-Pedic International Inc	103,660
		$1,976,424

INSURANCE RELATED --- 7.56%
12,600	Allied World Assurance Co Holdings Ltd	479,178
171,100	American Equity Investment Life Holding Co	711,776
14,000	American Physicians Capital Inc	572,880
19,000	Amerisafe Inc *	291,080
77,500	Aspen Insurance Holdings Ltd	1,740,650
8,900	Employers Holdings Inc	84,906
11,500	Endurance Specialty Holdings Ltd	286,810
10,100	FPIC Insurance Group Inc *	374,003
3,600	Infinity Property & Casualty Corp	122,148

17,800	IPC Holdings Ltd	481,312
82,500	Montpelier Re Holdings Ltd	1,069,200
44,100	National Financial Partners Corp	141,120
1,200	National Western Life Insurance Co Class A	135,600
71,200	Platinum Underwriters Holdings Ltd	2,019,232
20,300	PMA Capital Corp *	84,651
28,000	Presidential Life Corp	218,120
15,200	Zenith National Insurance Corp	366,472
		$9,179,138

INVESTMENT BANK/BROKERAGE FIRM --- 1.41%
11,900	BGC Partners Inc	26,299
43,800	GFI Group Inc	140,598
44,400	Knight Capital Group Inc *	654,456
147,200	LaBranche & Co Inc *	550,528
7,300	optionsXpress Holdings Inc	83,001
14,500	Patriot Capital Funding Inc	26,535
8,400	Sanders Morris Harris Group Inc	32,760
13,000	SWS Group Inc	201,890
		$1,716,067

LEISURE & ENTERTAINMENT --- 1.71%
7,000	Ameristar Casinos Inc	88,060
5,900	Bally Technologies Inc *	108,678
59,700	Polaris Industries Inc	1,279,968
13,500	RC2 Corp *	71,145
16,200	Shuffle Master Inc *	46,494
9,600	Steinway Musical Instruments Inc *	114,912
29,400	Sturm Ruger & Co Inc *	362,502
		$2,071,759

MACHINERY --- 2.18%
19,900	Blount International Inc *	91,938
53,300	Briggs & Stratton Corp	879,450
3,900	Chart Industries Inc *	30,732
13,900	EnPro Industries Inc *	237,690
14,000	Federal Signal Corp	73,780
14,500	Force Protection Inc *	69,600
3,500	Kadant Inc *	40,320
15,200	Lydall Inc *	45,144
35,500	Mueller Industries Inc	769,995
17,800	Mueller Water Products Inc	58,740
63,100	Tecumseh Products Co Class A *	285,212
2,400	Wabtec Corp	63,312
		$2,645,913

MEDICAL PRODUCTS --- 1.49%
15,900	American Medical Systems Holdings Inc *	177,285
6,000	Cyberonics Inc *	79,620
52,000	Invacare Corp	833,560
3,600	Merit Medical Systems Inc *	43,956
29,200	Steris Corp	679,776
		$1,814,197

MISCELLANEOUS --- 0.07%
5,100	CSS Industries Inc	86,700
		$86,700

OFFICE EQUIPMENT & SUPPLIES --- 0.99%
8,500	Ennis Inc	75,310
24,000	Herman Miller Inc	255,840
16,600	HNI Corp	172,640
62,200	Knoll Inc	381,286
63,800	Steelcase Inc	319,638
		$1,204,714

OIL & GAS --- 2.08%
5,200	Bolt Technology Corp *	36,972
1,300	Carbo Ceramics Inc	36,972
12,600	Clayton Williams Energy Inc *	368,424
5,100	Knightsbridge Tankers Ltd	74,205
10,200	McMoRan Exploration Co *	47,940
56,200	Newpark Resources Inc *	142,186
10,000	Overseas Shipholding Group Inc	226,700
30,300	Rosetta Resources Inc *	149,985
53,700	VAALCO Energy Inc *	284,073
6,100	Western Refining Inc	72,834
34,200	World Fuel Services Corp	1,081,746
		$2,522,037

PAPER & FOREST PRODUCTS --- 0.39%
81,700	Buckeye Technologies Inc *	174,021
6,600	Clearwater Paper Corp *	52,998
28,700	Glatfelter	179,088
28,200	KapStone Paper and Packaging Corp *	69,372
		$475,479

PERSONAL LOANS --- 0.13%
93,500	Advance America Cash Advance Centers Inc	158,015
		$158,015

PHARMACEUTICALS --- 1.36%
57,200	Depomed Inc *	134,992
40,400	Noven Pharmaceuticals Inc *	382,992
4,700	Par Pharmaceutical Cos Inc *	44,509
60,900	Valeant Pharmaceuticals International *	1,083,411
		$1,645,904

POLLUTION CONTROL --- 0.36%
21,600	Tetra Tech Inc *	440,208
		$440,208

PRINTING & PUBLISHING --- 0.65%
74,400	Deluxe Corp	716,472
39,900	Media General Inc Class A	76,608
		$793,080

REAL ESTATE --- 9.71%
15,100	Agree Realty Corp REIT	236,919
20,300	American Capital Agency Corp REIT	347,333
97,700	Anworth Mortgage Asset Corp REIT	598,901
30,600	Associated Estates Realty Corp REIT	173,808
8,200	Brandywine Realty Trust REIT	23,370
24,100	CapLease Inc REIT	47,477
17,800	Care Investment Trust Inc REIT	97,188
9,500	Cedar Shopping Centers Inc REIT	16,530
6,800	Cogdell Spencer Inc REIT	34,680
46,700	Education Realty Trust Inc REIT	162,983
2,400	Equity Lifestyle Properties Inc REIT	91,440
16,400	Equity One Inc REIT	199,916
50,500	Extra Space Storage Inc REIT	278,255
10,100	Hatteras Financial Corp REIT	252,399
36,800	Healthcare Realty Trust Inc REIT	551,632
47,000	Highwoods Properties Inc REIT	1,006,740
58,800	HRPT Properties Trust REIT	187,572
141,400	Inland Real Estate Corp REIT	1,002,526
87,500	Investors Real Estate Trust REIT	862,750
15,700	Kite Realty Group Trust REIT	38,465
77,300	Lexington Realty Trust REIT	183,974
49,500	LTC Properties Inc REIT	868,230
24,100	Mission West Properties Inc REIT	154,240
11,500	Monmouth Real Estate Investment Corp REIT	76,015
26,700	National Health Investors Inc REIT	717,429
92,700	Omega Healthcare Investors Inc REIT	1,305,216
6,800	One Liberty Properties Inc REIT	23,936
22,900	PS Business Parks Inc REIT	843,865
63,400	Senior Housing Properties Trust REIT	888,868
9,600	Urstadt Biddle Properties Inc REIT	128,832
189,500	U-Store-It Trust REIT	382,790
		$11,784,279

RESTAURANTS --- 1.07%
14,800	AFC Enterprises Inc *	66,748
7,000	Brinker International Inc	105,700
7,300	CEC Entertainment Inc *	188,924
22,800	Cracker Barrel Old Country Store Inc	652,992
34,400	Denny's Corp *	57,448
58,400	Krispy Kreme Doughnuts Inc *	93,440
13,200	O'Charley's Inc	39,732
33,000	Ruby Tuesday Inc *	96,360
		$1,301,344

RETAIL --- 6.01%
26,700	99 Cents Only Stores *	246,708
17,800	Aeropostale Inc *	472,768
10,300	AnnTaylor Stores Corp *	53,560
8,900	AutoNation Inc *	123,532
50,800	Big Lots Inc *	1,055,624
169,200	Blockbuster Inc *	121,824
15,300	Build-A-Bear Workshop Inc *	92,871
26,600	Casey's General Stores Inc	709,156
7,100	Cato Corp Class A	129,788

12,300	Charlotte Russe Holding Inc *	100,245
7,300	Children's Place *	159,797
13,500	Dillard's Inc	76,950
30,600	Finish Line Inc	202,572
18,300	Foot Locker Inc	191,784
7,500	Genesco Inc *	141,225
31,500	Hot Topic Inc *	352,485
38,000	Jo-Ann Stores Inc *	620,920
25,800	MarineMax Inc *	50,568
4,700	Pantry Inc *	82,767
36,600	Regis Corp	528,870
45,700	Rent-A-Center Inc *	885,209
7,900	Sally Beauty Co Inc *	44,872
16,400	Systemax Inc *	211,888
75,400	Talbots Inc	264,654
8,800	Tractor Supply Co *	317,328
30,400	Zale Corp *	59,280
		$7,297,245

RETAIL STORES --- 0.16%
6,300	Weis Markets Inc	195,552
		$195,552

SAVINGS & LOANS --- 2.72%
6,100	Astoria Financial Corp	56,059
12,100	Bank Mutual Corp	109,626
9,900	BankFinancial Corp	98,703
5,800	Beneficial Mutual Bancorp Inc *	57,130
8,900	Berkshire Hills Bancorp Inc	203,988
46,000	Dime Community Bancshares	431,480
54,600	Doral Financial Corp *	98,280
3,000	ESSA Bancorp Inc	39,930
11,500	First Financial Holdings Inc	87,975
62,100	First Niagara Financial Group Inc	676,890
10,000	First Place Financial Corp	33,600
71,200	Flagstar Bancorp Inc *	53,400
118,400	Guaranty Financial Group Inc *	124,320
21,400	OceanFirst Financial Corp	218,708
16,600	Provident Financial Services Inc	179,446
30,100	Provident New York Bancorp	257,355
38,300	TrustCo Bank Corp NY	230,566
15,200	WSFS Financial Corp	339,872
		$3,297,328

SHOES --- 0.25%
25,200	Timberland Co Class A *	300,888
		$300,888

SPECIALIZED SERVICES --- 2.99%
3,900	Albany Molecular Research Inc *	36,777
14,100	AMN Healthcare Services Inc *	71,910
3,900	Career Education Corp *	93,444
10,200	Convergys Corp *	82,416
20,500	Corinthian Colleges Inc *	398,725

2,700	Corporate Executive Board Co	39,150
100,400	CSG Systems International Inc *	1,433,712
44,800	Diamond Management & Technology Consultants Inc	114,240
84,600	Global Cash Access Holdings Inc *	323,172
80,100	Hackett Group Inc *	161,802
7,100	Harte-Hanks Inc	37,985
40,600	Hudson Highland Group Inc *	45,066
47,500	Lionbridge Technologies Inc *	46,550
5,400	Marchex Inc	18,576
39,600	PRG-Schultz International Inc *	112,464
70,100	Spherion Corp *	145,808
28,900	TNS Inc *	236,402
27,700	TrueBlue Inc *	228,525
		$3,626,724

TELEPHONE & TELECOMMUNICATIONS --- 1.77%
246,000	Cincinnati Bell Inc *	565,800
32,900	Iowa Telecommunications Services Inc	377,034
7,600	Shenandoah Telecommunications Co	173,280
112,300	USA Mobility Inc	1,034,283
		$2,150,397

TEXTILES --- 0.19%
3,700	Cherokee Inc	57,720
24,100	Jones Apparel Group Inc	101,702
11,500	Oxford Industries Inc	70,955
		$230,377

TOBACCO --- 0.16%
6,300	Universal Corp	188,496
		$188,496

TRANSPORTATION --- 0.75%
17,600	American Commercial Lines Inc *	55,792
20,300	Marten Transport Ltd *	379,204
24,300	Pacer International Inc	85,050
22,800	Werner Enterprises Inc	344,736
9,700	YRC Worldwide Inc *	43,553
		$908,335

UTILITIES --- 3.15%
2,500	Chesapeake Utilities Corp	76,200
58,400	NICOR Inc	1,940,632
17,800	Northwest Natural Gas Co	772,876
22,400	Piedmont Natural Gas Co Inc	579,936
44,500	Plug Power Inc *	38,715
19,700	Southwest Gas Corp	415,079
		$3,823,438

TOTAL COMMON STOCK --- 97.20%		$117,990,498
(Cost $159,902,686)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,734,000	Federal Home Loan Bank	2,734,000
	0.010% April 1, 2009
660,000	United States of America †	659,757
	0.180% June 18, 2009

TOTAL SHORT-TERM INVESTMENTS --- 2.80%		$3,393,757
(Cost $3,393,757)

TOTAL MAXIM SMALL-CAP VALUE --- 100%		$121,384,255
(Cost $163,296,443)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Upon inception, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table:

Description	Level 1		Level 2		Level 3	Total
Assets
Stock	$117,990,498	$		$		$117,990,498
Short-term investments			3,393,757			3,393,757
Total Assets	$117,990,498		$3,393,757	$		$121,384,255
Liabilities
Other financial instruments*	39,451					39,451
Total Liabilities	$39,451	$		$		$39,451
Net Assets	$117,951,047		$3,393,757		$-	$121,344,804

*Other financial instruments consist of futures. Futures are reported at their variation margin as of March 31, 2009.

As of March 31, 2009, the Maxim SmallCap Value Portfolio had 76 open Russell 2000 long futures contracts. The contracts expire in June 2009 and the Portfolio has recorded unrealized appreciation of $161,941.

At March 31, 2009, the U.S. Federal income tax cost basis was $166,140,929. The Maxim Small-Cap ValuePortfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,148,582 and gross depreciation of securities in which there was an excess of tax cost over value of $47,905,256, resulting in net depreciation of $44,756,674.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.39%
933	Alliant Techsystems Inc *	62,492
2,878	BE Aerospace Inc *	24,952
20,701	Boeing Co	736,542
11,023	General Dynamics Corp	458,447
3,534	Goodrich Corp	133,903
20,996	Honeywell International Inc	584,949
3,389	L-3 Communications Holdings Inc	229,774
9,488	Lockheed Martin Corp	654,957
9,354	Northrop Grumman Corp	408,209
4,002	Precision Castparts Corp	239,720
11,447	Raytheon Co	445,746
4,510	Rockwell Collins Inc	147,206
26,975	United Technologies Corp	1,159,385
		$5,286,282

AGRICULTURE --- 0.27%
18,293	Archer-Daniels-Midland Co	508,180
2,130	Corn Products International Inc	45,156
1,252	Scotts Co Class A	43,444
		$596,780

AIR FREIGHT --- 0.99%
4,855	CH Robinson Worldwide Inc	221,437
6,055	Expeditors International of Washington Inc	171,296
8,886	FedEx Corp	395,338
28,496	United Parcel Service Inc Class B	1,402,573
		$2,190,644

AIRLINES --- 0.08%
3,405	AirTran Holdings Inc *	15,493
1,034	Alaska Air Group Inc *	18,167
5,237	JetBlue Airways Corp *	19,115
21,150	Southwest Airlines Co	133,880
		$186,655

AUTO PARTS & EQUIPMENT --- 0.16%
3,292	BorgWarner Inc	66,827
3,921	Gentex Corp	39,053
6,891	Goodyear Tire & Rubber Co *	43,138
16,974	Johnson Controls Inc	203,688
		$352,706

AUTOMOBILES --- 0.10%
68,391	Ford Motor Co * †	179,868
17,431	General Motors Corp †	33,816
1,011	Thor Industries Inc	15,792
		$229,476

BANKS --- 2.01%
3,644	Associated Banc-Corp	56,263
2,060	Bancorpsouth Inc	42,930
1,361	Bank of Hawaii Corp	44,886
15,945	BB&T Corp †	269,789
1,411	Cathay General Bancorp †	14,717
1,153	City National Corp	38,937
5,769	Colonial BancGroup Inc †	5,192
4,313	Comerica Inc	78,971
1,882	Commerce Bancshares Inc	68,317
1,693	Cullen/Frost Bankers Inc	79,469
16,482	Fifth Third Bancorp †	48,127
6,023.05	First Horizon National Corp	64,688
2,316	FirstMerit Corp	42,151
4,999	Fulton Financial Corp	33,143
10,455	Huntington Bancshares Inc †	17,355
1,446	International Bancshares Corporation †	11,279
14,133	KeyCorp	111,227
2,222	M&T Bank Corp †	100,523
7,583	Marshall & Ilsley Corp	42,692
699	PacWest Bancorp	10,017
12,240	PNC Financial Services Group	358,510
19,870	Regions Financial Corp	84,646
10,206	SunTrust Banks Inc	119,818
938	SVB Financial Group *	18,769
8,001	Synovus Financial Corp	26,003
3,202	TCF Financial Corp †	37,656
1,388	Trustmark Corp	25,512
50,153	US Bancorp	732,735
3,847	Valley National Bancorp †	47,587
121,394	Wells Fargo & Co	1,728,651
823	Westamerica Bancorp	37,496
1,969	Wilmington Trust Corp	19,080
3,303	Zions Bancorp	32,469
		$4,449,605

BIOTECHNOLOGY --- 2.58%
2,014	Affymetrix Inc *	6,586
29,351	Amgen Inc *	1,453,462
545	Bio Rad Laboratories Inc *	35,915
8,476	Biogen Idec Inc *	444,312
13,104	Celgene Corp *	581,818
1,963	Cephalon Inc * †	133,680
1,903	Charles River Laboratories International Inc *	51,781
1,805	Covance Inc *	64,312
7,748	Genzyme Corp *	460,154
26,009	Gilead Sciences Inc *	1,204,737
4,966	Life Technologies Corp *	161,296
958	Mettler-Toledo International Inc *	49,174
1,584	Millipore Corp *	90,937

1,651	OSI Pharmaceuticals Inc *	63,167
3,322	PerkinElmer Inc	42,422
3,358	Pharmaceutical Product Development Inc	79,652
1,069	Techne Corp	58,485
11,969	Thermo Fisher Scientific Inc *	426,934
663	United Therapeutics Corp *	43,818
826	Varian Inc *	19,609
4,928	Vertex Pharmaceuticals Inc *	141,581
2,779	Waters Corp *	102,684
		$5,716,516

BROADCAST/MEDIA --- 1.94%
19,366	CBS Corp	74,365
82,069	Comcast Corp	1,119,421
15,095	DIRECTV Group Inc *	344,015
2,190	DreamWorks Animation SKG Inc *	47,392
1,392	Marvel Entertainment Inc *	36,958
65,826	News Corp	435,768
2,579	Scripps Networks Interactive Inc	58,053
10,058	Time Warner Cable Inc	249,438
34,195	Time Warner Inc	659,964
17,357	Viacom Inc *	301,665
53,003	Walt Disney Co	962,534
		$4,289,573

BUILDING MATERIALS --- 0.15%
1,335	Lennox International Inc	35,324
1,180	Martin Marietta Materials Inc	93,574
10,273	Masco Corp	71,706
3,160	Vulcan Materials Co	139,956
		$340,560

CHEMICALS --- 2.08%
5,977	Air Products & Chemicals Inc	336,206
2,317	Airgas Inc	78,338
2,604	Albemarle Corp	56,689
1,889	Ashland Inc	19,513
1,863	Cabot Corp	19,580
1,380	CF Industries Holdings Inc	98,159
1,343	Cytec Industries Inc	20,172
26,376	Dow Chemical Co	222,350
2,070	Eastman Chemical Co	55,476
4,786	Ecolab Inc	166,218
25,750	EI du Pont de Nemours & Co	574,998
2,066	FMC Corp	89,127
2,248	International Flavors & Fragrances Inc	68,474
1,933	Lubrizol Corp	65,741
533	Minerals Technologies Inc	17,083
15,662	Monsanto Co	1,301,512
2,209	Olin Corp	31,523
4,697	PPG Industries Inc	173,319
8,784	Praxair Inc	591,075
3,574	Rohm & Haas Co	281,774
3,659	RPM Inc	46,579

1,385	Sensient Technologies Corp	32,548
3,494	Sigma-Aldrich Corp	132,038
2,841	Terra Industries Inc	79,804
2,850	Valspar Corp	56,915
		$4,615,211

COMMUNICATIONS - EQUIPMENT --- 2.77%
11,021	3Com Corp *	34,055
2,753	ADC Telecommunications Inc *	12,086
1,556	ADTRAN Inc	25,223
1,304	Avocent Corp *	15,830
2,586	CIENA Corp * †	20,119
166,418	Cisco Systems Inc * ‡	2,790,830
2,068	CommScope Inc *	23,492
44,454	Corning Inc	589,905
2,262	F5 Networks Inc *	47,389
3,816	Harris Corp	110,435
6,145	JDS Uniphase Corp *	19,971
14,916	Juniper Networks Inc *	224,635
64,971	Motorola Inc	274,827
1,386	Plantronics Inc	16,729
2,381	Polycom Inc *	36,644
47,304	QUALCOMM Inc	1,840,599
11,325	Tellabs Inc *	51,868
		$6,134,637

COMPUTER HARDWARE & SYSTEMS --- 4.66%
25,378	Apple Computer Inc * ‡	2,667,735
49,298	Dell Inc *	467,345
1,886	Diebold Inc	40,266
57,277	EMC Corp *	652,958
68,391	Hewlett-Packard Co	2,192,615
860	Imation Corp	6,579
38,185	International Business Machines Corp ‡	3,699,745
2,222	Lexmark International Group Inc Class A *	37,485
4,508	NCR Corp *	35,839
9,456	NetApp Inc *	140,327
3,823	Palm Inc * †	32,954
3,467	QLogic Corp *	38,553
6,470	Sandisk Corp *	81,846
21,272	Sun Microsystems Inc *	155,711
4,953	Teradata Corp *	80,338
		$10,330,296

COMPUTER SOFTWARE & SERVICES --- 5.57%
995	ACI Worldwide Inc *	18,656
1,940	Acxiom Corp	14,356
14,934	Adobe Systems Inc *	319,438
476	Advent Software * †	15,856
4,859	Akamai Technologies Inc *	94,265
2,549	ANSYS Inc *	63,980
6,449	Autodesk Inc *	108,408
5,265	BMC Software Inc *	173,745
11,245	CA Inc	198,024

7,540	Cadence Design Systems Inc *	31,668
5,139	Citrix Systems Inc *	116,347
8,324	Cognizant Technology Solutions Corp *	173,056
7,035	Compuware Corp *	46,361
1,055	Digital River Inc *	31,460
30,775	eBay Inc *	386,534
9,185	Electronic Arts Inc *	167,075
5,987	Expedia Inc *	54,362
1,195	FactSet Research Systems Inc †	59,738
1,391	Fair Isaac Co	19,571
1,685	Gartner Inc *	18,552
6,842	Google Inc * ‡	2,381,426
9,175	Intuit Inc *	247,725
2,393	Jack Henry & Associates Inc	39,054
2,330	Macrovision Solutions Corp *	41,451
4,404	McAfee Inc *	147,534
2,631	Mentor Graphics Corp *	11,682
218,566	Microsoft Corp ‡	4,015,057
2,588	MPS Group Inc *	15,399
9,845	Novell Inc *	41,940
109,710	Oracle Corp	1,982,460
3,293	Parametric Technology Corp *	32,864
3,015	Salesforce.com Inc *	98,681
1,201	SRA International Inc *	17,655
2,348	Sybase Inc *	71,121
23,495	Symantec Corp *	351,015
4,087	Synopsys Inc *	84,723
2,472	ValueClick Inc *	21,037
5,506	VeriSign Inc *	103,898
1,933	Wind River Systems *	12,371
39,894	Yahoo! Inc *	511,042
		$12,339,587

CONGLOMERATES --- 1.88%
19,831	3M Co	985,997
1,738	Carlisle Cos Inc	34,117
302,060	General Electric Co ‡	3,053,827
1,127	Teleflex Inc	44,054
6,954	Textron Inc	39,916
		$4,157,911

CONTAINERS --- 0.21%
1,932	AptarGroup Inc	60,162
2,674	Ball Corp	116,052
2,848	Bemis Co Inc	59,722
974	Greif Inc	32,424
4,779	Owens-Illinois Inc *	69,009
3,762	Pactiv Corp *	54,888
4,516	Sealed Air Corp	62,321
3,034	Temple-Inland Inc	16,293
		$470,871

COSMETICS & PERSONAL CARE --- 0.18%
2,431	Alberto-Culver Co	54,965

12,154	Avon Products Inc	233,721
3,312	Estee Lauder Cos	81,641
1,562	NBTY Inc *	21,993
		$392,320

DISTRIBUTORS --- 0.23%
3,689	Fastenal Co	118,620
1,388	GATX Corp	28,079
4,553	Genuine Parts Co	135,953
3,987	LKQ Corp *	56,895
1,277	MSC Industrial Direct Co Inc Class A	39,676
1,706	United Rentals Inc *	7,182
1,817	WW Grainger Inc	127,517
		$513,922

ELECTRIC COMPANIES --- 3.13%
4,830	Allegheny Energy Inc	111,911
3,148	Alliant Energy Corp	77,724
6,057	Ameren Corp	140,462
11,573	American Electric Power Co Inc	292,334
1,102	Black Hills Corp	19,715
7,815	Consolidated Edison Inc	309,552
16,648	Dominion Resources Inc	515,922
3,304	DPL Inc	74,472
4,659	DTE Energy Co	129,054
9,298	Edison International	267,875
5,408	Entergy Corp	368,231
18,789	Exelon Corp	852,833
8,702	FirstEnergy Corp	335,897
11,675	FPL Group Inc	592,273
3,397	Great Plains Energy Inc	45,758
2,581	Hawaiian Electric Industries Inc	35,463
1,337	IDACORP Inc	31,232
2,187	Integrys Energy Group Inc	56,949
4,923	Northeast Utilities	106,288
3,044	NSTAR	97,043
6,677	NV Energy Inc	62,697
2,700	OGE Energy Corp	64,314
6,267	Pepco Holdings Inc	78,212
10,460	PG&E Corp	399,781
2,888	Pinnacle West Capital Corp	76,705
2,464	PNM Resources Inc	20,353
10,735	PPL Corp	308,202
7,882	Progress Energy Inc	285,801
22,251	Southern Co	681,326
6,094	TECO Energy Inc	67,948
3,091	Westar Energy Inc	54,185
3,348	Wisconsin Energy Corp	137,837
13,007	Xcel Energy Inc	242,320
		$6,940,669

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.97%
10,030	Agilent Technologies Inc *	154,161
3,042	Ametek Inc	95,123

4,880	Amphenol Corp	139,031
3,400	Arrow Electronics Inc *	64,804
4,275	Avnet Inc *	74,855
4,766	Cooper Industries Inc	123,249
21,549	Emerson Electric Co	615,871
4,305	Flir Systems Inc	88,166
1,672	Harman International Industries Inc	22,622
1,607	Hubbell Inc Class B	43,325
4,602	Ingram Micro Inc *	58,169
1,050	Itron Inc * ‡	49,718
6,108	Jabil Circuit Inc	33,961
3,961	Molex Inc	54,424
1,591	National Instruments Corp	29,672
4,056	Rockwell Automation Inc	88,583
2,558	Roper Industries Inc	108,587
1,425	Tech Data Corp *	31,037
1,519	Thomas & Betts Corp *	38,005
3,393	Trimble Navigation Ltd *	51,845
13,108	Tyco Electronics Ltd	144,712
5,316	Vishay Intertechnology Inc *	18,500
1,565	Woodward Governor Co	17,497
		$2,145,917

ELECTRONICS - SEMICONDUCTOR --- 2.43%
15,957	Advanced Micro Devices Inc * †	48,669
8,359	Altera Corp	146,700
8,299	Analog Devices Inc	159,922
37,900	Applied Materials Inc	407,425
12,793	Atmel Corp *	46,439
12,131	Broadcom Corp Class A *	242,377
2,522	Cree Inc * †	59,343
3,527	Fairchild Semiconductor International Inc *	13,156
4,693	Integrated Device Technology Inc *	21,353
158,724	Intel Corp ‡	2,388,796
2,059	International Rectifier Corp *	27,817
3,467	Intersil Holding Corp	39,871
4,852	KLA-Tencor Corp	97,040
3,577	Lam Research Corp *	81,448
6,339	Linear Technology Corp	145,670
18,520	LSI Logic Corp *	56,301
6,398	MEMC Electronic Materials Inc *	105,503
5,205	Microchip Technology Inc	110,294
21,833	Micron Technology Inc *	88,642
5,574	National Semiconductor Corp	57,245
2,775	Novellus Systems Inc *	46,148
15,355	NVIDIA Corp *	151,400
7,505	RF Micro Devices Inc *	9,982
1,721	Semtech Corp *	22,975
1,275	Silicon Laboratories Inc *	33,660
4,942	Teradyne Inc *	21,646
36,475	Texas Instruments Inc	602,202
7,849	Xilinx Inc	150,387
		$5,382,411

ENGINEERING & CONSTRUCTION --- 0.35%
2,595	Aecom Technology Corp *	67,678
1,124	Dycom Industries Inc *	6,508
5,182	Fluor Corp	179,038
937	Granite Construction Inc	35,119
3,516	Jacobs Engineering Group Inc *	135,928
4,611	KBR Inc	63,678
5,556	Quanta Services Inc *	119,176
2,380	Shaw Group Inc *	65,236
2,421	URS Corp *	97,833
		$770,194

FINANCIAL SERVICES --- 3.74%
1,170	Affiliated Managers Group Inc *	48,801
6,237	Ameriprise Financial Inc	127,796
4,052	Apollo Investment Corp	14,101
182,376	Bank of America Corp	1,243,804
32,771	Bank of New York Mellon Corp	925,781
11,088	CIT Group Inc	31,601
156,159	Citigroup Inc †	395,082
1,893	CME Group Inc	466,416
3,331	Eaton Vance Corp	76,113
2,540	Federated Investors Inc Class B	56,540
4,317	Franklin Resources Inc	232,557
2,075	IntercontinentalExchange Inc *	154,525
10,809	Invesco Ltd	149,813
4,517	Janus Capital Group Inc	30,038
107,431	JPMorgan Chase & Co ‡	2,855,516
4,080	Legg Mason Inc	64,872
5,444	Moody's Corp	124,776
3,925	NASDAQ OMX Group Inc *	76,852
6,389	Northern Trust Corp	382,190
7,405	NYSE Euronext	132,550
3,814	SEI Investments Co	46,569
12,361	State Street Corp	380,472
7,328	T Rowe Price Group Inc	211,486
2,420	Waddell & Reed Financial Class A	43,729
1,506	Webster Financial Corp	6,401
		$8,278,381

FOOD & BEVERAGES --- 4.18%
2,796	Brown-Forman Corp	108,569
5,843	Campbell Soup Co	159,864
56,993	Coca-Cola Co ‡	2,504,842
9,043	Coca-Cola Enterprises Inc	119,277
12,750	ConAgra Foods Inc	215,092
5,572	Constellation Brands Inc *	66,307
4,404	Dean Foods Co *	79,624
7,239	Dr Pepper Snapple Group Inc	122,411
2,254	Flowers Foods Inc	52,924
9,361	General Mills Inc	466,927
2,061	Hansen Natural Corp *	74,196
4,733	Hershey Co	164,472
8,985	HJ Heinz Co	297,044
1,994	Hormel Foods Corp	63,230
3,389	JM Smucker Co	126,308

7,202	Kellogg Co	263,809
41,889	Kraft Foods Inc	933,706
566	Lancaster Colony Corp	23,478
3,719	McCormick & Co Inc	109,971
4,289	Molson Coors Brewing Co Class B	147,027
3,872	Pepsi Bottling Group Inc	85,726
1,632	PepsiAmericas Inc	28,152
44,454	PepsiCo Inc ‡	2,288,492
1,612	Ralcorp Holdings Inc *	86,855
19,901	Sara Lee Corp	160,800
3,385	Smithfield Foods Inc * †	32,022
16,863	SYSCO Corp	384,476
759.44	Tootsie Roll Industries Inc	16,495
8,653	Tyson Foods Inc Class A	81,252
		$9,263,348

GOLD, METALS & MINING --- 1.09%
3,161	AK Steel Holding Corp	22,506
27,080	Alcoa Inc	198,767
2,778	Allegheny Technologies Inc	60,921
4,071	Arch Coal Inc	54,429
1,255	Carpenter Technology Corp	17,721
3,235	Cliffs Natural Resources Inc	58,748
3,200	Commercial Metals Co	36,960
5,151	CONSOL Energy Inc	130,011
11,751	Freeport-McMoRan Copper & Gold Inc	447,831
2,443	Massey Energy Co	24,723
13,985	Newmont Mining Corp	625,969
8,979	Nucor Corp	342,728
1,825	Patriot Coal Corp * †	6,771
7,624	Peabody Energy Corp	190,905
1,817	Reliance Steel & Aluminum Co	47,842
4,615	Steel Dynamics Inc	40,658
2,436	Titanium Metals Corp	13,325
3,327	United States Steel Corp †	70,299
1,707	Worthington Industries Inc	14,868
		$2,405,982

HEALTH CARE RELATED --- 2.18%
12,925	Aetna Inc	314,465
4,340	AmericsourceBergen Corp	141,744
10,277	Cardinal Health Inc	323,520
1,923	Cerner Corp * †	84,554
7,730	CIGNA Corp	135,971
2,607	Community Health Systems Inc *	39,991
4,230	Coventry Health Care Inc *	54,736
2,965	DaVita Inc *	130,312
7,069	Express Scripts Inc Class A *	326,376
7,027	Health Management Associates Inc Class A *	18,130
2,955	Health Net Inc *	42,788
2,547	Henry Schein Inc *	101,906
4,823	Humana Inc *	125,784
5,195	IMS Health Inc	64,782
853	Kindred Healthcare Inc *	12,752
3,095	Laboratory Corp of America Holdings *	181,027

1,484	LifePoint Hospitals Inc *	30,956
2,120	Lincare Holdings Inc *	46,216
7,826	McKesson Corp	274,223
14,034	Medco Health Solutions Inc *	580,166
2,971	Omnicare Inc	72,760
1,179	Owens & Minor Inc	39,060
2,615	Patterson Cos Inc *	49,319
1,594	Psychiatric Solutions Inc *	25,074
4,405	Quest Diagnostics Inc	209,149
11,887	Tenet Healthcare Corp *	13,789
34,765	UnitedHealth Group Inc	727,631
1,410	Universal Health Services Inc Class B	54,059
2,414	VCA Antech Inc *	54,436
1,203	Wellcare Health Plans Inc *	13,534
14,270	WellPoint Inc *	541,832
		$4,831,042

HOMEBUILDING --- 0.19%
3,547	Centex Corp	26,603
7,863	DR Horton Inc	76,271
2,150	KB Home	28,337
4,036	Lennar Corp	30,310
1,051	MDC Holdings Inc	32,728
163	NVR Inc *	69,723
6,138	Pulte Homes Inc	67,088
1,221	Ryland Group Inc	20,342
3,697	Toll Brothers Inc *	67,138
		$418,540

HOTELS/MOTELS --- 0.24%
12,485	Carnival Corp	269,676
8,398	Marriott International Inc Class A	137,391
5,210	Starwood Hotels & Resorts Worldwide Inc	66,167
5,082	Wyndham Worldwide Corp	21,344
1,915	Wynn Resorts Ltd * †	38,243
		$532,821

HOUSEHOLD GOODS --- 2.82%
1,294	American Greetings Corp	6,548
1,714	Black & Decker Corp	54,094
172	Blyth Inc	4,494
1,999	Church & Dwight Co Inc	104,408
3,965	Clorox Co	204,118
14,299	Colgate-Palmolive Co	843,355
1,662	Energizer Holdings Inc *	82,585
4,286	Fortune Brands Inc	105,221
11,823	Kimberly-Clark Corp	545,159
4,481	Leggett & Platt Inc	58,208
1,599	Mohawk Industries Inc *	47,762
7,925	Newell Rubbermaid Inc	50,562
83,779	Procter & Gamble Co ‡	3,945,153
1,644	Snap-on Inc	41,264
2,257	Stanley Works	65,724
1,782	Tupperware Corp	30,276

2,106	Whirlpool Corp	62,317
		$6,251,248

INDEPENDENT POWER PRODUCER --- 0.06%
5,679	Constellation Energy Group	117,328
14,445	Dynegy Inc Class A *	20,368
		$137,696

INSURANCE RELATED --- 2.33%
13,324	Aflac Inc	257,953
15,278	Allstate Corp	292,574
2,141	American Financial Group Inc	34,363
76,654	American International Group Inc †	76,654
7,797	Aon Corp	318,274
2,747	Arthur J Gallagher & Co	46,699
3,357	Assurant Inc	73,115
3,308	Brown & Brown Inc	62,554
10,048	Chubb Corp	425,231
4,635	Cincinnati Financial Corp	106,002
1,750	Everest Re Group Ltd	123,900
6,129	Fidelity National Title Group Inc	119,577
2,650	First American Financial Corp	70,251
12,367	Genworth Financial Inc	23,497
1,457	Hanover Insurance Group Inc	41,991
9,287	Hartford Financial Services Group Inc	72,903
3,237	HCC Insurance Holdings Inc	81,540
1,116	Horace Mann Educators Corp	9,341
7,316	Lincoln National Corp	48,944
10,319	Loews Corp	228,050
14,719	Marsh & McLennan Cos Inc	298,060
4,891	MBIA Inc * †	22,401
1,014	Mercury General Corp	30,116
23,381	MetLife Inc	532,385
6,697	Old Republic International Corp	72,462
7,423	Principal Financial Group Inc	60,720
19,353	Progressive Corp	260,104
1,994	Protective Life Corp	10,469
12,127	Prudential Financial Inc	230,656
2,070	Reinsurance Group of America Inc	67,047
1,395	StanCorp Financial Group Inc	31,778
2,419	Torchmark Corp	63,450
16,741	Travelers Cos Inc	680,354
1,402	Unitrin Inc	19,600
9,479	Unum Group	118,487
3,960	WR Berkley Corp	89,298
9,799	XL Capital Ltd Class A	53,503
		$5,154,303

INVESTMENT BANK/BROKERAGE FIRM --- 1.19%
26,819	Charles Schwab Corp	415,694
16,327	E*TRADE Financial Corp * †	20,899
13,186	Goldman Sachs Group Inc	1,397,980
3,497	Jefferies Group Inc	48,259
30,776	Morgan Stanley	700,769

2,795	Raymond James Financial Inc †	55,061
		$2,638,662

LEISURE & ENTERTAINMENT --- 0.19%
1,607	Boyd Gaming Corp †	5,994
1,836	Callaway Golf Co	13,183
6,670	Harley-Davidson Inc †	89,311
3,539	Hasbro Inc	88,723
8,437	International Game Technology	77,789
791	International Speedway Corp Class A	17,450
993	Life Time Fitness Inc * †	12,472
10,244	Mattel Inc	118,113
		$423,035

MACHINERY --- 1.73%
2,617	AGCO Corp *	51,293
2,133	Bucyrus International Inc	32,379
17,154	Caterpillar Inc	479,626
1,349	Crane Co	22,771
5,743	Cummins Inc	146,159
7,275	Danaher Corp	394,451
12,060	Deere & Co	396,412
2,197	Donaldson Co Inc	58,967
5,308	Dover Corp	140,025
4,715	Eaton Corp	173,795
1,349	Federal Signal Corp	7,109
1,597	Flowserve Corp	89,624
1,696	Graco Inc	28,951
2,289	Harsco Corp	50,747
2,289	IDEX Corp	50,060
10,979	Illinois Tool Works Inc	338,702
9,107	Ingersoll-Rand Co	125,677
5,193	ITT Corp	199,775
2,913	Joy Global	62,047
2,083	Kennametal Inc	33,765
1,212	Lincoln Electric Holdings Inc	38,408
3,726	Manitowoc Co Inc	12,184
957	Nordson Corp	27,208
2,121	Oshkosh Truck Corp	14,296
10,374	PACCAR Inc	267,234
3,377	Pall Corp	68,992
4,595	Parker-Hannifin Corp	156,138
2,800	Pentair Inc	60,676
1,414	SPX Corp	66,472
2,707	Terex Corp *	25,040
2,421	Timken Co	33,797
2,263	Trinity Industries Inc	20,684
1,368	Wabtec Corp	36,088
6,343	Western Digital Corp *	122,674
		$3,832,226

MEDICAL PRODUCTS --- 2.41%
17,501	Baxter International Inc	896,401
1,801	Beckman Coulter Inc	91,869

6,835	Becton Dickinson & Co	459,585
42,744	Boston Scientific Corp *	339,815
14,374	Covidien Ltd	477,792
2,835	CR Bard Inc	226,006
4,255	DENTSPLY International Inc	114,247
1,592	Edwards Lifesciences Corp *	96,523
1,492	Gen-Probe Inc *	68,005
1,783	Hill-Rom Holdings Inc †	17,634
7,304	Hologic Inc *	95,609
4,559	Hospira Inc *	140,691
1,685	IDEXX Laboratories Inc * †	58,267
2,005	Immucor Inc *	50,426
1,120	Intuitive Surgical Inc * †	106,803
1,567	Kinetic Concepts Inc *	33,095
1,374	Masimo Corp *	39,819
31,916	Medtronic Inc	940,565
2,162	ResMed Inc *	76,405
9,906	St Jude Medical Inc *	359,885
1,665	Steris Corp	38,761
6,809	Stryker Corp	231,778
1,607	Thoratec Corp *	41,284
3,561	Varian Medical Systems Inc *	108,397
6,382	Zimmer Holdings Inc *	232,943
		$5,342,605

MISCELLANEOUS --- 0.04%
5,179	Leucadia National Corp	77,115
		$77,115

OFFICE EQUIPMENT & SUPPLIES --- 0.18%
3,214	Avery Dennison Corp	71,801
1,529	Herman Miller Inc	16,299
1,263	HNI Corp †	13,135
846	Mine Safety Appliances Co	16,937
5,900	Pitney Bowes Inc	137,765
24,764	Xerox Corp	112,676
1,726	Zebra Technologies Corp Class A *	32,829
		$401,442

OIL & GAS --- 11.95%
13,109	Anadarko Petroleum Corp	509,809
9,543	Apache Corp	611,611
8,807	Baker Hughes Inc	251,440
1,054	Bill Barrett Corp *	23,441
8,327	BJ Services Co	82,854
2,951	Cabot Oil & Gas Corp Class A	69,555
6,185	Cameron International Corp *	135,637
16,029	Chesapeake Energy Corp	273,455
57,278	Chevron Corp ‡	3,851,373
2,375	Cimarex Energy Co	43,652
1,324	Comstock Resources Inc *	39,455
42,175	ConocoPhillips	1,651,573
7,078	Denbury Resources Inc *	105,179
12,665	Devon Energy Corp	565,999

1,983	Diamond Offshore Drilling Inc	124,651
19,939	El Paso Corp	124,619
1,477	Encore Acquisition Co *	34,370
4,048	ENSCO International Inc	106,867
7,127	EOG Resources	390,275
1,757	Exterran Holdings Inc *	28,147
141,627	Exxon Mobil Corp ‡	9,644,799
3,582	FMC Technologies Inc *	112,367
2,765	Forest Oil Corp *	36,360
2,961	Frontier Oil Corp	37,871
25,618	Halliburton Co	396,310
2,803	Helix Energy Solutions Group Inc *	14,407
3,001	Helmerich & Payne Inc	68,333
8,103	Hess Corp	439,183
20,224	Marathon Oil Corp	531,689
2,566	Mariner Energy Inc *	19,886
5,453	Murphy Oil Corp	244,131
8,088	Nabors Industries Ltd *	80,799
11,933	National-Oilwell Inc *	342,596
3,784	Newfield Exploration Co *	85,897
4,943	Noble Energy Inc	266,329
23,170	Occidental Petroleum Corp	1,289,410
1,557	Oceaneering International Inc *	57,407
681	Overseas Shipholding Group Inc	15,438
4,362	Patterson-UTI Energy Inc	39,084
3,307	Pioneer Natural Resources Co	54,466
3,066	Plains Exploration & Production Co *	52,827
4,946	Pride International Inc *	88,929
3,221	Quicksilver Resources Inc *	17,844
4,469	Range Resources Corp	183,944
3,232	Rowan Cos Inc	38,687
34,196	Schlumberger Ltd	1,389,042
6,273	Smith International Inc	134,744
9,834	Southwestern Energy Co *	291,971
18,405	Spectra Energy Corp	260,247
3,345	Sunoco Inc	88,576
2,224	Superior Energy Services Inc *	28,667
3,960	Tesoro Corp	53,341
1,469	Tidewater Inc	54,544
1,347	Unit Corp *	28,179
14,781	Valero Energy Corp	264,580
16,584	Williams Cos Inc	188,726
16,601	XTO Energy Inc	508,323
		$26,473,895

PAPER & FOREST PRODUCTS --- 0.19%
12,218	International Paper Co	86,015
2,601	Louisiana-Pacific Corp	5,800
4,882	MeadWestvaco Corp	58,535
2,917	Packaging Corp of America	37,979
2,842	Sonoco Products Co	59,625
6,048	Weyerhaeuser Co	166,744
		$414,698

PERSONAL LOANS --- 0.50%
33,340	American Express Co	454,424
3,751	AmeriCredit Corp * †	21,981
11,176	Capital One Financial Corp	136,794
13,737	Discover Financial Services	86,681
2,071	MasterCard Inc	346,851
13,373	SLM Corp *	66,196
		$1,112,927

PHARMACEUTICALS --- 7.46%
44,169	Abbott Laboratories	2,106,861
8,764	Allergan Inc	418,569
56,422	Bristol-Myers Squibb Co	1,236,770
28,781	Eli Lilly & Co	961,573
3,325	Endo Pharmaceuticals Holdings Inc *	58,786
8,611	Forest Laboratories Inc *	189,098
78,935	Johnson & Johnson ‡	4,151,981
7,042	King Pharmaceuticals Inc *	49,787
1,616	Medicis Pharmaceutical Corp Class A	19,990
60,127	Merck & Co Inc	1,608,397
8,710	Mylan Laboratories Inc * †	116,801
2,212	Perrigo Co	54,924
192,919	Pfizer Inc ‡	2,627,557
46,449	Schering-Plough Corp	1,093,874
3,110	Sepracor Inc *	45,593
2,341	Valeant Pharmaceuticals International * †	41,646
2,996	Watson Pharmaceuticals Inc *	93,206
38,185	Wyeth	1,643,482
		$16,518,895

PHOTOGRAPHY/IMAGING --- 0.01%
7,654	Eastman Kodak Co	29,085
		$29,085

POLLUTION CONTROL --- 0.33%
575	Clean Harbors Inc *	27,600
9,210	Republic Services Inc	157,952
2,441	Stericycle Inc *	116,509
2,275	Waste Connections Inc *	58,467
14,072	Waste Management Inc	360,243
		$720,771

PRINTING & PUBLISHING --- 0.19%
2,551	Belo Corp Class A	1,556
1,458	Deluxe Corp	14,040
6,521	Gannett Co Inc †	14,346
1,211	John Wiley & Sons Inc Class A	36,064
8,986	McGraw-Hill Cos Inc	205,510
1,029	Meredith Corp	17,123
3,334	New York Times Co	15,070
5,870	RR Donnelley & Sons Co	43,027
739	Scholastic Corp	11,137
173	Washington Post Co Class B	61,778
		$419,651

RAILROADS --- 0.79%
7,936	Burlington Northern Santa Fe Corp	477,350
11,390	CSX Corp	294,432
2,609	Kansas City Southern *	33,160
10,477	Norfolk Southern Corp	353,599
14,405	Union Pacific Corp	592,190
		$1,750,731

REAL ESTATE --- 1.13%
1,122	Alexandria Real Estate Equities Inc REIT †	40,841
3,979	AMB Property Corp REIT	57,298
3,343	Apartment Investment & Management Co REIT	18,320
2,274	AvalonBay Communities Inc REIT	107,014
3,458	Boston Properties Inc REIT	121,134
1,457	BRE Properties Inc REIT	28,601
1,519	Camden Property Trust REIT	32,780
6,414	CB Richard Ellis Group Inc *	25,848
1,243	Cousins Properties Inc REIT †	8,005
4,231	Duke Realty Corp REIT †	23,271
950	Equity One Inc REIT †	11,580
7,786	Equity Residential REIT	142,873
765	Essex Property Trust Inc REIT	43,865
1,684	Federal Realty Investment Trust REIT	77,464
7,251	HCP Inc REIT	129,430
3,162	Health Care Inc REIT	96,726
1,811	Highwoods Properties Inc REIT	38,792
2,678	Hospitality Properties Trust REIT	32,136
15,007	Host Hotels & Resorts Inc REIT	58,827
986	Jones Lang LaSalle Inc	22,934
6,660	Kimco Realty Corp REIT	50,749
2,888	Liberty Property Trust REIT	54,699
2,195	Macerich Co REIT †	13,741
1,892	Mack-Cali Realty Corp REIT	37,481
2,917	Nationwide Health Properties Inc REIT	64,728
2,348	Omega Healthcare Investors Inc REIT	33,060
4,714	Plum Creek Timber Co Inc REIT	137,036
1,132	Potlatch Corp REIT	26,251
7,653	ProLogis REIT †	49,744
3,587	Public Storage REIT	198,182
2,250	Rayonier Inc REIT	67,995
2,972	Realty Income Corp REIT †	55,933
1,995	Regency Centers Corp REIT	53,007
7,205	Simon Property Group Inc REIT	249,581
1,631	SL Green Realty Corp REIT †	17,615
4,240	UDR Inc REIT	36,506
4,105	Ventas Inc REIT	92,814
4,033	Vornado Realty Trust REIT	134,057
2,208	Weingarten Realty Investors REIT †	21,020
		$2,511,938

RESTAURANTS --- 1.23%
875	Bob Evans Farms Inc	19,618
2,903	Brinker International Inc	43,835
1,703	Cheesecake Factory Inc *	19,499
937	Chipotle Mexican Grill Inc * †	62,198

3,909	Darden Restaurants Inc	133,922
31,916	McDonald's Corp	1,741,656
881	Panera Bread Co Class A * †	49,248
21,016	Starbucks Corp *	233,488
11,914	Wendy's/Arby's Group Inc	59,928
13,171	Yum! Brands Inc	361,939
		$2,725,331

RETAIL --- 6.47%
1,335	99 Cents Only Stores *	12,335
2,481	Abercrombie & Fitch Co	59,048
2,707	Advance Auto Parts Inc	111,204
1,904	Aeropostale Inc *	50,570
9,163	Amazon.com Inc *	672,931
5,874	American Eagle Outfitters Inc	71,898
1,631	AnnTaylor Stores Corp *	8,481
3,075	AutoNation Inc *	42,681
1,082	AutoZone Inc *	175,955
1,056	Barnes & Noble Inc †	22,577
7,405	Bed Bath & Beyond Inc *	183,274
9,665	Best Buy Co Inc	366,883
2,341	Big Lots Inc *	48,646
1,676	BJ's Wholesale Club Inc *	53,615
6,280	CarMax Inc * †	78,123
5,052	Chicos FAS Inc *	27,129
1,351	Coldwater Creek Inc *	3,391
1,816	Collective Brands Inc *	17,688
12,359	Costco Wholesale Corp	572,469
41,605	CVS Caremark Corp	1,143,721
2,424	Dicks Sporting Goods Inc *	34,590
2,583	Dollar Tree Inc *	115,073
3,994	Family Dollar Stores Inc	133,280
4,414	Foot Locker Inc	46,259
4,676	GameStop Corp *	131,022
13,313	Gap Inc	172,936
1,718	Guess? Inc	36,215
48,444	Home Depot Inc	1,141,341
1,477	J Crew Group Inc * †	19,467
6,347	JC Penney Co Inc	127,384
8,706	Kohl's Corp *	368,438
18,641	Kroger Co	395,562
7,732	Limited Brands Inc	67,268
41,889	Lowe's Cos Inc	764,474
12,018	Macy's Inc	106,960
1,187	Netflix Inc * †	50,946
4,553	Nordstrom Inc †	76,263
7,858	Office Depot Inc *	10,294
3,846	O'Reilly Automotive Inc *	134,648
3,622	Petsmart Inc	75,917
1,168	priceline.com Inc * †	92,015
3,578	RadioShack Corp	30,663
1,231	Regis Corp	17,788
1,880	Rent-A-Center Inc *	36,416
3,687	Ross Stores Inc	132,290
1,119	Ruddick Corp	25,122

12,274	Safeway Inc	247,812
4,048	Saks Inc *	7,570
1,571	Sears Holding Corp * †	71,810
2,817	Sherwin-Williams Co	146,399
20,413	Staples Inc	369,679
6,059	SUPERVALU Inc	86,523
21,545	Target Corp	740,933
3,523	Tiffany & Co	75,956
11,916	TJX Cos Inc	305,526
3,249	Urban Outfitters Inc *	53,186
28,250	Walgreen Co	733,370
64,117	Wal-Mart Stores Inc ‡	3,340,496
4,019	Whole Foods Market Inc *	67,519
2,469	Williams-Sonoma Inc	24,888
		$14,336,917

SAVINGS & LOANS --- 0.27%
2,323	Astoria Financial Corp	21,349
3,379	First Niagara Financial Group Inc	36,831
14,916	Hudson City Bancorp Inc	174,368
9,829	New York Community Bancorp Inc †	109,790
3,045	NewAlliance Bancshares Inc	35,748
9,957	People's United Financial Inc	178,927
2,509	Washington Federal Inc	33,345
		$590,358

SHOES --- 0.24%
11,071	NIKE Inc Class B	519,119
1,311	Timberland Co Class A *	15,654
		$534,773

SPECIALIZED SERVICES --- 1.98%
2,780	Affiliated Computer Services Inc Class A *	133,134
1,699	Alliance Data Systems Corp * †	62,778
3,047	Apollo Group Inc *	238,672
14,389	Automatic Data Processing Inc	504,766
1,153	Brink's Co	30,508
1,161	Brink's Home Security Holdings Inc *	26,239
4,000	Broadridge Financial Solutions Inc	74,440
2,097	Career Education Corp *	50,244
3,749	Cintas Corp	92,675
4,322	Computer Sciences Corp *	159,222
3,486	Convergys Corp *	28,167
1,804	Copart Inc *	53,507
2,457	Corinthian Colleges Inc *	47,789
970	Corporate Executive Board Co	14,065
3,418	Corrections Corp of America *	43,785
1,755	DeVry Inc	84,556
1,162	DST Systems Inc *	40,228
1,524	Dun & Bradstreet Corp	117,348
3,609	Equifax Inc	88,240
5,450	Fidelity National Information Services Inc	99,190
4,453	Fiserv Inc *	162,356
1,457	FTI Consulting Inc *	72,092

2,289	Global Payments Inc	76,475
9,700	H&R Block Inc	176,443
1,085	Harte-Hanks Inc	5,805
2,381	Hewitt Associates Inc *	70,859
13,608	Interpublic Group of Cos Inc *	56,065
5,130	Iron Mountain Inc *	113,732
896	ITT Educational Services Inc *	108,792
782	Kelly Services Inc Class A	6,295
1,275	Korn/Ferry International *	11,552
2,164	Lamar Advertising Co * †	21,099
2,389	Lender Processing Services Inc	73,127
2,233	Manpower Inc	70,406
597	ManTech International Corp *	25,014
879	Matthews International Corp Class A	25,324
2,560	Metavante Technologies Inc *	51,098
3,657	Monster Worldwide Inc *	29,805
1,347	Navigant Consulting Inc *	17,605
2,115	NeuStar Inc *	35,426
8,891	Omnicom Group Inc	208,049
9,183	Paychex Inc	235,728
4,329	Robert Half International Inc	77,186
1,173	Rollins Inc	20,117
5,777	SAIC Inc *	107,857
1,852	Scientific Games Corp *	22,428
7,283	Service Corp International	25,418
1,911	Sotheby's	17,199
402	Strayer Education Inc	72,308
5,646	Total System Services Inc	77,971
1,213	Watson Wyatt & Co Holdings	59,886
20,329	Western Union Co	255,536
		$4,378,606

TELEPHONE & TELECOMMUNICATIONS --- 3.61%
11,319	American Tower Corp *	344,437
168,698	AT&T Inc ‡	4,251,190
2,862	CenturyTel Inc	80,479
6,493	Cincinnati Bell Inc *	14,934
4,070	Embarq Corp	154,050
8,887	Frontier Communications Corp	63,809
42,174	Qwest Communications International Inc †	144,235
82,069	Sprint Nextel Corp *	292,986
1,482	Syniverse Holdings Inc *	23,356
2,877	Telephone & Data Systems Inc	76,269
81,214	Verizon Communications ‡	2,452,663
12,629	Windstream Corp	101,790
		$8,000,198

TEXTILES --- 0.21%
9,157	Coach Inc *	152,922
2,666	Hanesbrands Inc *	25,514
1,467	Phillips-Van Heusen Corp	33,272
1,616	Polo Ralph Lauren Corp	68,276
1,040	Under Armour Inc * †	17,087
2,523	VF Corp	144,088
1,328	Warnaco Group Inc *	31,872

	$473,031

TOBACCO --- 1.57%
58,987	Altria Group Inc	944,972
4,803	Lorillard Inc	296,537
57,278	Philip Morris International Inc ‡	2,037,951
4,836	Reynolds American Inc	173,322
712	Universal Corp	21,303
	$3,474,085

TRANSPORTATION --- 0.10%
1,169	Alexander & Baldwin Inc	22,246
1,315	Con-Way Inc	23,578
2,335	JB Hunt Transport Services Inc	56,297
1,473	Landstar System Inc	49,301
1,591	Ryder System Inc	45,041
1,223	Werner Enterprises Inc	18,492
1,690	YRC Worldwide Inc * †	7,588
	$222,543

UTILITIES --- 1.18%
18,987	AES Corp *	110,314
2,191	AGL Resources Inc	58,127
9,909	CenterPoint Energy Inc	103,351
6,464	CMS Energy Corp	76,534
36,475	Duke Energy Corp	522,322
2,043	Energen Corp	59,513
3,735	EQT Corp	117,017
5,234	MDU Resources Group Inc	84,477
2,266	National Fuel Gas Co	69,498
1,290	NICOR Inc	42,867
7,842	NiSource Inc	76,852
2,999	ONEOK Inc	67,867
14,470	Public Service Enterprise Group Inc	426,431
4,968	Questar Corp	146,208
3,467	Scana Corp *	107,096
6,966	Sempra Energy	322,108
3,534	Southern Union Co	53,787
3,078	UGI Corp	72,672
2,309	Vectren Corp	48,697
1,428	WGL Holdings Inc	46,838
		$2,612,576

WATER --- 0.04%
3,858	Aqua America Inc	77,160
	$77,160

TOTAL COMMON STOCK --- 97.15%	$215,199,357
(Cost $287,719,951)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,221,000	Federal Home Loan Bank	2,221,000
	0.010% April 1, 2009
545,000	United States of America ‡	544,787
	0.180% June 18, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.25%		$2,765,787
(Cost $2,765,787)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

3,542,027	Deutsche Bank Securities Inc	3,542,027
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.60%		$3,542,027
(Cost $3,542,027)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%		$221,507,171
(Cost $294,027,765)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2009.
‡	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3	Total
Assets
Stock	$215,199,357	$		$		$215,199,357
Short-term investments	3,542,027		2,765,787			6,307,814
Total Assets	$218,741,384		$2,765,787	$		$221,507,171
Liabilities
Other financial instruments*	91,097					91,097
Total Liabilities	$91,097	$		$		$91,097
Net Assets	$218,650,287		$2,765,787		$-	$221,416,074

*Other financial instruments consist of futures. Futures are reported at their variation margin as of March 31, 2009.

As of March 31, 2009, the Maxim Stock Index Portfolio had 78 open S&P 500 Emini and 5 open S&P 400 MidCap Emini long futures contracts. The contracts expire in June 2009 and the Portfolio has recorded unrealized appreciation of $169,619 and $11,380, respectively, for a total unrealized appreciation of $180,999.

At March 31, 2009, the U.S. Federal income tax cost basis was $302,263,315. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $28,980,195 and gross depreciation of securities in which there was an excess of tax cost over value of $113,278,366, resulting in net depreciation of $84,298,171.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 1.72%
110,700	Boeing Co	3,938,706
111,400	Honeywell International Inc	3,103,604
		$7,042,310

AIR FREIGHT --- 1.13%
93,700	United Parcel Service Inc Class B	4,611,914
		$4,611,914

AIRLINES --- 0.50%
323,600	Southwest Airlines Co	2,048,388
		$2,048,388

BANKS --- 3.78%
170,300	Fifth Third Bancorp *	497,276
240,000	KeyCorp	1,888,800
119,200	Marshall & Ilsley Corp	671,096
183,500	SunTrust Banks Inc	2,154,290
374,700	US Bancorp	5,474,367
333,800	Wells Fargo & Co	4,753,312
		$15,439,141

BIOTECHNOLOGY --- 0.83%
68,600	Amgen Inc †	3,397,072
		$3,397,072

BROADCAST/MEDIA --- 2.89%
158,600	Cablevision Systems Corp	2,052,284
116,800	CBS Corp	448,512
42,604	Time Warner Cable Inc	1,056,579
169,733	Time Warner Inc	3,275,847
222,900	Walt Disney Co	4,047,864
167,000	WPP PLC	937,976
		$11,819,062

BUILDING MATERIALS --- 1.59%
281,500	Masco Corp	1,964,870
100,200	USG Corp * †	762,522
85,200	Vulcan Materials Co *	3,773,508
		$6,500,900

CHEMICALS --- 1.67%
153,500	EI du Pont de Nemours & Co	3,427,655
111,400	International Flavors & Fragrances Inc	3,393,244

		$6,820,899

COMMUNICATIONS - EQUIPMENT --- 0.42%
102,900	Cisco Systems Inc †	1,725,633
		$1,725,633

COMPUTER HARDWARE & SYSTEMS --- 0.60%
257,100	Dell Inc †	2,437,308
		$2,437,308

COMPUTER SOFTWARE & SERVICES --- 2.70%
171,400	eBay Inc †	2,152,784
315,000	Microsoft Corp	5,786,550
240,000	Yahoo! Inc †	3,074,400
		$11,013,734

CONGLOMERATES --- 3.80%
128,600	3M Co	6,393,992
902,700	General Electric Co	9,126,297
		$15,520,289

DISTRIBUTORS --- 0.50%
68,550	Genuine Parts Co	2,046,903
		$2,046,903

ELECTRIC COMPANIES --- 4.51%
41,100	Entergy Corp	2,798,499
42,810	FirstEnergy Corp	1,652,466
85,700	PG&E Corp	3,275,454
85,700	Pinnacle West Capital Corp	2,276,192
102,900	Progress Energy Inc	3,731,154
77,300	TECO Energy Inc	861,895
205,700	Xcel Energy Inc	3,832,191
		$18,427,851

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.75%
85,122	Cooper Industries Inc	2,201,255
62,100	Harman International Industries Inc	840,213
		$3,041,468

ELECTRONICS - SEMICONDUCTOR --- 1.86%
180,000	Analog Devices Inc	3,468,600
145,700	Applied Materials Inc	1,566,275
170,600	Intel Corp	2,567,530
		$7,602,405

FINANCIAL SERVICES --- 7.01%
860,237	Bank of America Corp	5,866,816
240,000	Bank of New York Mellon Corp	6,780,000
38,300	Janus Capital Group Inc	254,695
500,605	JPMorgan Chase & Co	13,306,081
59,600	Legg Mason Inc	947,640

158,500	UBS AG	1,485,977
		$28,641,209

FOOD & BEVERAGES --- 3.99%
85,200	Anheuser-Busch InBev NV	2,346,005
240,000	Hershey Co	8,340,000
162,900	Kraft Foods Inc	3,631,041
67,600	McCormick & Co Inc	1,998,932
		$16,315,978

FOREIGN BANKS --- 0.08%
425,300	Allied Irish Banks PLC	332,280
		$332,280

GOLD, METALS & MINING --- 1.78%
171,400	Alcoa Inc	1,258,076
51,400	CONSOL Energy Inc	1,297,336
123,400	Nucor Corp	4,710,178
		$7,265,590

HEALTH CARE RELATED --- 0.47%
50,000	WellPoint Inc †	1,898,500
		$1,898,500

HOMEBUILDING --- 0.23%
98,100	DR Horton Inc	951,570
		$951,570

HOTELS/MOTELS --- 0.66%
145,700	Marriott International Inc Class A	2,383,652
130,500	MGM MIRAGE * †	304,065
		$2,687,717

HOUSEHOLD GOODS --- 3.14%
42,900	Black & Decker Corp	1,353,924
170,300	Fortune Brands Inc	4,180,865
68,600	Kimberly-Clark Corp	3,163,146
136,300	Newell Rubbermaid Inc	869,594
110,700	Whirlpool Corp *	3,275,613
		$12,843,142

INDEPENDENT POWER PRODUCER --- 0.61%
85,200	Constellation Energy Group	1,760,232
42,600	NRG Energy Inc †	749,760
		$2,509,992

INSURANCE RELATED --- 3.32%
51,400	Chubb Corp	2,175,248
188,527	Lincoln National Corp	1,261,246
272,500	Marsh & McLennan Cos Inc	5,518,125
154,300	Progressive Corp	2,073,792
61,895	Travelers Cos Inc	2,515,413

		$13,543,824

INVESTMENT BANK/BROKERAGE FIRM --- 1.20%
46,300	Goldman Sachs Group Inc	4,908,726
		$4,908,726

LEISURE & ENTERTAINMENT --- 0.97%
119,200	Harley-Davidson Inc *	1,596,088
205,700	Mattel Inc	2,371,721
		$3,967,809

MACHINERY --- 2.56%
119,200	Deere & Co	3,918,104
34,300	Eaton Corp	1,264,298
170,300	Illinois Tool Works Inc	5,253,755
		$10,436,157

OFFICE EQUIPMENT & SUPPLIES --- 0.66%
120,000	Avery Dennison Corp	2,680,800
		$2,680,800

OIL & GAS --- 15.24%
102,900	Anadarko Petroleum Corp	4,001,781
85,700	BJ Services Co	852,715
128,522	BP PLC sponsored ADR	5,153,732
205,744	Chevron Corp	13,834,226
33,400	ConocoPhillips	1,307,944
203,396	Exxon Mobil Corp	13,851,268
128,600	Murphy Oil Corp	5,757,422
197,100	Royal Dutch Shell PLC ADR	8,731,530
108,400	Schlumberger Ltd	4,403,208
122,300	Spectra Energy Corp	1,729,322
99,800	Sunoco Inc	2,642,704
		$62,265,852

PAPER & FOREST PRODUCTS --- 1.37%
332,483	International Paper Co	2,340,680
153,500	MeadWestvaco Corp	1,840,465
51,100	Weyerhaeuser Co	1,408,827
		$5,589,972

PERSONAL LOANS --- 1.79%
323,600	American Express Co	4,410,668
116,600	Capital One Financial Corp	1,427,184
300,300	SLM Corp †	1,486,485
		$7,324,337

PHARMACEUTICALS --- 6.36%
206,600	Bristol-Myers Squibb Co	4,528,672
137,100	Eli Lilly & Co	4,580,511
85,700	Johnson & Johnson	4,507,820
170,300	Merck & Co Inc	4,555,525

34,100	Pfizer Inc	464,442
170,300	Wyeth	7,329,712
		$25,966,682

PRINTING & PUBLISHING --- 1.37%
197,100	McGraw-Hill Cos Inc	4,507,677
240,000	New York Times Co *	1,084,800
		$5,592,477

RETAIL --- 3.98%
204,700	Bed Bath & Beyond Inc †	5,066,325
334,300	Home Depot Inc	7,876,108
120,900	Macy's Inc	1,076,010
102,900	Tiffany & Co	2,218,524
		$16,236,967

SAVINGS & LOANS --- 0.03%
147,300	Fannie Mae *	103,110
		$103,110

SPECIALIZED SERVICES --- 1.40%
102,900	Computer Sciences Corp †	3,790,836
106,700	H&R Block Inc	1,940,873
		$5,731,709

TELEPHONE & TELECOMMUNICATIONS --- 5.31%
411,470	AT&T Inc	10,369,044
857,100	Qwest Communications International Inc *	2,931,282
396,100	Sprint Nextel Corp †	1,414,077
179,086	Verizon Communications	5,408,397
900,300	Vodafone Group PLC	1,567,709
		$21,690,509

UTILITIES --- 1.66%
233,700	Duke Energy Corp	3,346,584
348,900	NiSource Inc	3,419,220
		$6,765,804

TOTAL COMMON STOCK --- 94.44%		$385,745,990
(Cost $604,529,862)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

14,087,000	Federal Home Loan Bank	14,087,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 3.45%		$14,087,000
(Cost $14,087,000)

SECURIITES LENDING COLLATERAL

Par Value ($)		Value ($)

7,348,051	Deutsche Bank Securities Inc	7,348,051
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.80%		$7,348,051
(Cost $7,348,051)

BONDS

Par Value ($)		Value ($)

AUTOMOBILES --- 0.31%
3,693,000	Ford Motor Co	1,287,934
	Convertible
	4.250% December 15, 2036

TOTAL BONDS --- 0.31%		$1,287,934
(Cost $2,083,446)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%		$408,468,975
(Cost $628,048,359)

Legend

*	A portion or all of the security is on loan at March 31, 2009.
†	Non-income Producing Security
ADR	American Depository Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description		Level 1	Level 2		Level 3	Total
Assets
Bonds	$		$1,287,934	$		$1,287,934
Common stock		385,745,990				385,745,990
Short-term investments		7,348,051	14,087,000			21,435,051
Total		$393,094,041	$15,374,934		$-	$408,468,975

At March 31, 2009, the U.S. Federal income tax cost basis was $628,996,049. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,896,997 and gross depreciation of securities in which there was an excess of tax cost over value of $242,772,122, resulting in net depreciation of $227,875,125.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 3.14%
45,600	Alliant Techsystems Inc *	3,054,288
1,400	Empresa Brasileira de Aeronautica SA ADR	18,578
34,500	Goodrich Corp	1,307,205
900	Precision Castparts Corp	53,910
134,200	Rockwell Collins Inc	4,380,288
		$8,814,269

AIR FREIGHT --- 0.04%
1,300	CH Robinson Worldwide Inc	59,293
2,300	Expeditors International of Washington Inc	65,067
		$124,360

AIRLINES --- 0.65%
800	SkyWest Inc	9,952
286,600	Southwest Airlines Co	1,814,178
		$1,824,130

AUTO PARTS & EQUIPMENT --- 0.32%
1,300	Gentex Corp	12,948
70,700	WABCO Holdings Inc	870,317
		$883,265

BANKS --- 0.00%
600	SVB Financial Group *	12,006
		$12,006

BIOTECHNOLOGY --- 7.97%
36,400	Alexion Pharmaceuticals Inc *	1,370,824
64,600	Amylin Pharmaceuticals Inc *	759,050
500	Biogen Idec Inc *	26,210
77,400	Cephalon Inc *	5,270,940
900	Charles River Laboratories International Inc *	24,489
600	Covance Inc *	21,378
134,000	Human Genome Sciences Inc *	111,220
78,700	Illumina Inc *	2,930,788
800	Life Technologies Corp *	25,984
900	Martek Biosciences Corp	16,425
300	Mettler-Toledo International Inc *	15,399
48,400	Millipore Corp *	2,778,644
36,400	Myriad Genetics Inc *	1,655,108
21,000	OSI Pharmaceuticals Inc *	803,460
110,100	QIAGEN NV *	1,757,196
700	Techne Corp	38,297

84,300	Vertex Pharmaceuticals Inc *	2,421,939
62,900	Waters Corp *	2,324,155
		$22,351,506

BROADCAST/MEDIA --- 1.70%
7,500	Ascent Media Corp *	187,500
137,700	Cablevision Systems Corp	1,781,838
700	Central European Media Enterprises Ltd *	8,022
1,400	CTC Media Inc *	6,384
83,000	Discovery Communications Inc Class A *	1,329,660
95,000	Discovery Communications Inc Class C *	1,391,750
600	DreamWorks Animation SKG Inc *	12,984
900	General Cable Corp *	17,838
1,000	Shaw Communications Inc	15,150
500	WPP PLC †	13,975
		$4,765,101

CHEMICALS --- 0.08%
500	Air Products & Chemicals Inc	28,125
900	Albemarle Corp	19,593
300	CF Industries Holdings Inc	21,339
1,700	Ecolab Inc	59,041
2,100	Intrepid Potash Inc *	38,745
800	Sigma-Aldrich Corp	30,232
900	Terra Industries Inc	25,281
		$222,356

COMMUNICATIONS - EQUIPMENT --- 1.73%
900	F5 Networks Inc *	18,855
433,600	JDS Uniphase Corp *	1,409,200
223,000	Juniper Networks Inc *	3,358,380
2,300	SBA Communications Corp *	53,590
		$4,840,025

COMPUTER HARDWARE & SYSTEMS --- 0.35%
1,800	Logitech International SA *	18,504
2,700	NetApp Inc *	40,068
1,900	QLogic Corp *	21,128
152,100	Seagate Technology	912,600
		$992,300

COMPUTER SOFTWARE & SERVICES --- 7.00%
2,166	Activision Blizzard Inc *	22,656
2,200	Adobe Systems Inc *	47,058
1,500	ANSYS Inc *	37,650
94,700	Autodesk Inc *	1,591,907
100	Baidu.com Inc sponsored ADR *	17,660
1,200	BMC Software Inc *	39,600
700	Check Point Software Technologies Ltd *	15,547
1,300	Citrix Systems Inc *	29,432
1,900	Cognizant Technology Solutions Corp *	39,501
700	Digital River Inc *	20,874
1,300	Electronic Arts Inc *	23,647
231,500	Expedia Inc *	2,102,020

56,000	FactSet Research Systems Inc	2,799,440
2,100	Intuit Inc *	56,700
600	Jack Henry & Associates Inc	9,792
103,200	McAfee Inc *	3,457,200
86,000	MICROS Systems Inc *	1,612,500
1,700	Perot Systems Corp Class A *	21,896
175,100	Red Hat Inc *	3,123,784
56,000	Salesforce.com Inc *	1,832,880
700	SINA Corp *	16,275
1,100	Symantec Corp *	16,434
1,000	Synopsys Inc *	20,730
140,600	VeriSign Inc *	2,653,122
800	VistaPrint Ltd *	21,992
		$19,630,297

CONGLOMERATES --- 0.68%
142,700	McDermott International Inc *	1,910,753
		$1,910,753

COSMETICS & PERSONAL CARE --- 0.04%
3,700	Avon Products Inc	71,151
900	Mead Johnson Nutrition Co *	25,983
		$97,134

DISTRIBUTORS --- 1.63%
68,900	Fastenal Co	2,215,479
56,000	LKQ Corp *	799,120
49,000	MSC Industrial Direct Co Inc Class A	1,522,430
500	WW Grainger Inc	35,090
		$4,572,119

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 7.30%
160,150	Ametek Inc	5,007,891
700	Amphenol Corp	19,943
900	Cogent Inc *	10,710
87,200	Dolby Laboratories Inc *	2,974,392
197,100	Flir Systems Inc *	4,036,608
3,000	GT Solar International Inc *	19,920
700	II-VI Inc *	12,026
35,500	Itron Inc *	1,680,925
2,300	Jabil Circuit Inc	12,788
400	National Instruments Corp	7,460
132,900	Roper Industries Inc	5,641,605
52,000	SunPower Corp Class B *	1,029,600
2,100	Trimble Navigation Ltd *	32,088
		$20,485,956

ELECTRONICS - SEMICONDUCTOR --- 7.13%
195,400	Altera Corp	3,429,270
1,900	Analog Devices Inc	36,613
3,000	Broadcom Corp Class A *	59,940
57,000	Cree Inc *	1,341,210
800	Cymer Inc *	17,808
1,800	Fairchild Semiconductor International Inc *	6,714

1,700	Integrated Device Technology Inc *	7,735
136,700	Intersil Holding Corp	1,572,050
700	KLA-Tencor Corp	14,000
700	Lam Research Corp *	15,939
1,500	Linear Technology Corp	34,470
297,800	Marvell Technology Group Ltd *	2,727,848
800	Maxim Integrated Products Inc	10,568
82,700	MEMC Electronic Materials Inc *	1,363,723
107,800	Microchip Technology Inc	2,284,282
1,300	National Semiconductor Corp	13,351
58,300	NVIDIA Corp *	574,838
165,100	ON Semiconductor Corp *	643,890
210,000	PMC-Sierra Inc *	1,339,800
900	Silicon Laboratories Inc *	23,760
1,700	Teradyne Inc *	7,446
75,500	Varian Semiconductor Equipment Associates Inc *	1,635,330
148,400	Xilinx Inc	2,843,344
		$20,003,929

ENGINEERING & CONSTRUCTION --- 1.65%
1,400	Fluor Corp	48,370
42,000	Foster Wheeler AG *	733,740
178,700	Quanta Services Inc *	3,833,115
		$4,615,225

FINANCIAL SERVICES --- 2.84%
43,000	Ameriprise Financial Inc	881,070
200	BlackRock Inc	26,008
100	CME Group Inc	24,639
110,600	Eaton Vance Corp	2,527,210
1,000	Federated Investors Inc Class B	22,260
300	Franklin Resources Inc	16,161
73,000	Interactive Brokers Group Inc *	1,177,490
28,600	IntercontinentalExchange Inc *	2,129,842
1,500	Janus Capital Group Inc	9,975
800	Moody's Corp	18,336
60,000	MSCI Inc *	1,014,600
1,500	Northern Trust Corp	89,730
1,400	SEI Investments Co	17,094
		$7,954,415

FOOD & BEVERAGES --- 0.06%
1,275	Brown-Forman Corp	49,508
1,000	Hershey Co	34,750
1,000	JM Smucker Co	37,270
1,600	McCormick & Co Inc	47,312
		$168,840

GOLD, METALS & MINING --- 3.15%
88,200	Agnico-Eagle Mines Ltd	5,020,344
4,000	Agnico-Eagle Mines Ltd (warrants) * ‡	97,930
8,000	Agnico-Eagle Mines Ltd (when issued) * ‡	432,592
1,100	Arch Coal Inc	14,707
900	Carpenter Technology Corp	12,708

1,100	Cliffs Natural Resources Inc	19,976
85,800	CONSOL Energy Inc	2,165,592
600	Foundation Coal Holdings Inc	8,610
800	Massey Energy Co	8,096
42,200	Peabody Energy Corp	1,056,688
		$8,837,243

HEALTH CARE RELATED --- 2.04%
1,000	CIGNA Corp	17,590
850	Coventry Health Care Inc *	10,999
750	DaVita Inc *	32,963
1,700	Express Scripts Inc Class A *	78,489
55,600	Health Net Inc *	805,088
83,800	Henry Schein Inc *	3,352,838
48,800	Humana Inc *	1,272,704
800	Laboratory Corp of America Holdings *	46,792
700	Lincare Holdings Inc *	15,260
600	McKesson Corp	21,024
900	Patterson Cos Inc *	16,974
1,000	Quest Diagnostics Inc	47,480
		$5,718,201

HOMEBUILDING --- 0.02%
800	Centex Corp	6,000
600	KB Home	7,908
800	Lennar Corp	6,008
600	Pulte Homes Inc	6,558
900	Toll Brothers Inc *	16,344
		$42,818

HOTELS/MOTELS --- 1.43%
800	Choice Hotels International Inc	20,656
600	Ctrip.com International Ltd ADR	16,440
75,000	Gaylord Entertainment Co *	624,750
168,600	Marriott International Inc Class A	2,758,296
1,300	Starwood Hotels & Resorts Worldwide Inc	16,510
28,900	Wynn Resorts Ltd *	577,133
		$4,013,785

HOUSEHOLD GOODS --- 0.02%
1,100	Clorox Co	56,628
		$56,628

INSURANCE RELATED --- 0.98%
800	Aon Corp	32,656
500	Arch Capital Group Ltd *	26,930
57,400	Assurant Inc	1,250,172
47,800	Axis Capital Holdings Ltd	1,077,412
1,200	HCC Insurance Holdings Inc	30,228
35,000	Principal Financial Group Inc	286,300
500	RenaissanceRe Holdings Ltd	24,720
1,100	WR Berkley Corp	24,805
		$2,753,223

INVESTMENT BANK/BROKERAGE FIRM --- 1.06%
900	Lazard Ltd	26,460
1,400	optionsXpress Holdings Inc	15,918
73,000	Raymond James Financial Inc	1,438,100
109,000	TD Ameritrade Holding Corp *	1,505,290
		$2,985,768

LEISURE & ENTERTAINMENT --- 0.02%
2,000	International Game Technology	18,440
1,300	Mattel Inc	14,989
850	WMS Industries Inc *	17,773
		$51,202

MACHINERY --- 2.41%
700	Cummins Inc	17,815
42,000	Danaher Corp	2,277,240
1,000	Donaldson Co Inc	26,840
400	Flowserve Corp	22,448
900	Graco Inc	15,363
47,800	Harsco Corp	1,059,726
125,800	IDEX Corp	2,751,246
12,140	ITT Corp	467,026
1,600	Joy Global	34,080
700	PACCAR Inc	18,032
1,200	Pall Corp	24,516
700	Terex Corp *	6,475
500	Valmont Industries Inc	25,105
500	Wabtec Corp	13,190
		$6,759,102

MEDICAL PRODUCTS --- 3.93%
600	American Medical Systems Holdings Inc *	6,690
1,300	ArthroCare Corp *	6,370
37,800	CR Bard Inc	3,013,416
90,100	DENTSPLY International Inc	2,419,185
55,400	Edwards Lifesciences Corp *	3,358,902
21,400	Gen-Probe Inc *	975,412
1,400	Hologic Inc *	18,326
8,100	IDEXX Laboratories Inc *	280,098
8,400	Intuitive Surgical Inc *	801,024
600	Masimo Corp *	17,388
400	ResMed Inc *	14,136
2,000	St Jude Medical Inc *	72,660
1,200	Varian Medical Systems Inc *	36,528
400	Zimmer Holdings Inc *	14,600
		$11,034,735

OFFICE EQUIPMENT & SUPPLIES --- 0.01%
2,500	American Reprographics Co *	8,850
350	Zebra Technologies Corp Class A *	6,657
		$15,507

OIL & GAS --- 6.89%
500	Baker Hughes Inc	14,275
800	Bill Barrett Corp *	17,792
198,700	BJ Services Co	1,977,065
1,700	Cabot Oil & Gas Corp Class A	40,069
36,000	Cameron International Corp *	789,480
113,000	CNX Gas Corp *	2,679,230
3,000	Complete Production Services Inc *	9,240
2,400	Concho Resources Inc *	61,416
400	Core Laboratories NV	29,264
700	Diamond Offshore Drilling Inc	44,002
42,000	EOG Resources	2,299,920
86,500	FMC Technologies Inc *	2,713,505
3,200	Forest Oil Corp *	42,080
900	Mariner Energy Inc *	6,975
49,400	Murphy Oil Corp	2,211,638
2,000	Nabors Industries Ltd *	19,980
1,500	Newfield Exploration Co *	34,050
600	Oceaneering International Inc *	22,122
1,100	SandRidge Energy Inc *	7,249
143,400	Smith International Inc	3,080,232
400	Sunoco Inc	10,592
2,200	TETRA Technologies Inc *	7,150
83,000	Trican Well Service Ltd *	423,953
48,400	Ultra Petroleum Corp *	1,737,076
1,400	Williams Cos Inc	15,932
34,000	XTO Energy Inc	1,041,080
		$19,335,367

PHARMACEUTICALS --- 2.59%
35,802	Allergan Inc	1,709,904
63,400	BioMarin Pharmaceutical Inc *	782,990
197,700	Elan Corp PLC sponsored ADR *	1,312,728
47,000	Medarex Inc *	241,110
58,000	Theravance Inc *	986,000
76,000	Valeant Pharmaceuticals International *	1,352,040
83,500	Warner Chilcott Ltd *	878,420
		$7,263,192

POLLUTION CONTROL --- 0.27%
76,000	EnergySolutions Inc	657,400
1,800	Republic Services Inc	30,870
900	Stericycle Inc *	42,957
700	Waste Connections Inc *	17,990
		$749,217

PRINTING & PUBLISHING --- 0.01%
1,600	McGraw-Hill Cos Inc	36,592
		$36,592

REAL ESTATE --- 0.25%
42,000	St Joe Co *	703,080
		$703,080

RESTAURANTS --- 1.98%
53,100	Chipotle Mexican Grill Inc *	3,043,161
14,500	Panera Bread Co Class A *	810,550
3,600	Starbucks Corp *	39,996
61,400	Tim Hortons Inc	1,557,718
3,600	Yum! Brands Inc	98,928
		$5,550,353

RETAIL --- 7.32%
900	Advance Auto Parts Inc	36,972
50,000	Amazon.com Inc *	3,672,000
800	AnnTaylor Stores Corp *	4,160
126,400	Bed Bath & Beyond Inc *	3,128,400
21,000	Best Buy Co Inc	797,160
109,000	CarMax Inc *	1,355,960
1,200	Dicks Sporting Goods Inc *	17,124
1,200	Family Dollar Stores Inc	40,044
70,000	J Crew Group Inc *	922,600
450	Men's Wearhouse Inc	6,813
79,000	O'Reilly Automotive Inc *	2,765,790
154,400	Petsmart Inc	3,236,224
7,300	priceline.com Inc *	575,094
1,800	Ross Stores Inc	64,584
600	Sherwin-Williams Co	31,182
36,000	Shoppers Drug Mart Corp *	1,237,500
1,400	Staples Inc	25,354
2,000	Tiffany & Co	43,120
3,500	TJX Cos Inc	89,740
700	Tractor Supply Co *	25,242
1,400	Urban Outfitters Inc *	22,918
143,000	Whole Foods Market Inc	2,402,400
1,700	Williams-Sonoma Inc	17,136
		$20,517,517

SPECIALIZED SERVICES --- 10.80%
1,092	Apollo Group Inc *	85,536
118,000	Clear Channel Outdoor Holdings Inc *	433,060
500	Copart Inc *	14,830
500	Corporate Executive Board Co	7,250
1,300	DeVry Inc	62,634
79,000	DST Systems Inc *	2,734,980
700	Dun & Bradstreet Corp	53,900
700	Equifax Inc	17,115
900	Fidelity National Information Services Inc	16,380
83,500	Fiserv Inc *	3,044,410
116,600	Global Payments Inc	3,895,606
42,000	IHS Inc *	1,729,560
109,450	Iron Mountain Inc *	2,426,507
500	ITT Educational Services Inc *	60,710
136,000	Lamar Advertising Co *	1,326,000
59,600	Manpower Inc	1,879,188
2,200	Monster Worldwide Inc *	17,930
600	NeuStar Inc *	10,050
200	New Oriental Education & Technology Group Inc sponsored ADR *	10,050
700	Omnicom Group Inc	16,380

3,100	Paychex Inc	79,577
3,200	Ritchie Bros Auctioneers Inc	59,488
160,100	Robert Half International Inc	2,854,583
251,000	SAIC Inc *	4,686,170
100	Strayer Education Inc	17,987
69,000	UTI Worldwide Inc	824,550
313,200	Western Union Co	3,936,924
		$30,301,355

TELEPHONE & TELECOMMUNICATIONS --- 3.94%
138,000	Amdocs Ltd *	2,555,760
117,800	American Tower Corp *	3,584,654
90,300	Crown Castle International Corp *	1,843,023
58,900	Leap Wireless International Inc *	2,053,843
36,300	MetroPCS Communications Inc *	620,004
1,600	NII Holdings Inc *	24,000
16,000	Rogers Communications Inc Class B	365,280
		$11,046,564

TEXTILES --- 0.01%
2,000	Coach Inc *	33,400
		$33,400

TOBACCO --- 0.02%
900	Lorillard Inc	55,566
		$55,566

TRANSPORTATION --- 0.02%
1,600	Landstar System Inc	53,552
		$53,552

UTILITIES --- 0.29%
6,200	First Solar Inc *	822,740
		$822,740

TOTAL COMMON STOCK --- 93.77%		$263,004,693
(Cost $324,704,948)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

17,460,000	Federal Home Loan Bank	17,460,000
	0.010% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 6.23%		$17,460,000
(Cost $17,460,000)

TOTAL MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100%		$280,464,693
(Cost $342,164,948)

Legend

*	Non-income Producing Security
ADR	American Depository Receipt
‡

The Maxim T. Rowe Price MidCap Growth Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2009 were $252,000, $530,522 and 0.19%, respectively.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2		Level 3	Total
Assets
Common stock	$262,474,171	$432,592	$		$262,906,763
Short-term investments		17,460,000			17,460,000
Other financial instruments*		97,930			97,930
Total	$262,474,171	$17,990,522		$-	$280,464,693

*Other financial instruments consist of warrants. Warrants are reported at their market value as of March 31, 2009.

At March 31, 2009, the U.S. Federal income tax cost basis was $347,280,152. The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,828,442 and gross depreciation of securities in which there was an excess of tax cost over value of $85,643,901, resulting in net depreciation of $66,815,459.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM US GOVERNMENT SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2009

UNAUDITED

BONDS

Par Value ($)		Value ($)

AGENCY --- 68.96%
1,146,095	Fannie Mae	1,212,065
	6.500% February 1, 2017
842,679	Fannie Mae	882,916
	6.000% March 1, 2017
800,000	Fannie Mae	853,709
	3.875% July 12, 2013
1,235,002	Fannie Mae	1,310,436
	6.500% December 1, 2031
291,913	Fannie Mae	316,116
	7.000% January 1, 2032
1,315,064	Fannie Mae	1,412,364
	6.500% February 1, 2032
1,377,862	Fannie Mae	1,467,118
	6.000% March 1, 2033
737,789	Fannie Mae	770,526
	6.000% February 1, 2033
988,426	Fannie Mae	1,023,252
	5.000% November 1, 2033
2,093,738	Fannie Mae	2,182,232
	5.500% September 1, 2033
3,601,422	Fannie Mae	3,760,933
	5.000% May 1, 2018
2,796,193	Fannie Mae	2,927,328
	5.500% April 1, 2018
313,503	Fannie Mae	326,395
	5.000% June 1, 2018
3,065,044	Fannie Mae	3,288,133
	6.500% January 1, 2032
1,582,342	Fannie Mae	1,655,603
	6.000% February 1, 2036
2,342,030	Fannie Mae	2,448,868
	6.000% May 1, 2037
31,073	Fannie Mae	33,664
	8.500% August 1, 2021
1,191,418	Fannie Mae	1,241,774
	5.500% December 1, 2033
2,501,267	Fannie Mae	2,603,858
	5.500% December 1, 2034
3,571,835	Fannie Mae	3,738,881
	6.000% January 1, 2036
1,390,169	Fannie Mae	1,447,188
	5.500% October 1, 2034
4,325,160	Fannie Mae	4,492,874
	5.000% August 1, 2018
245,447	Fannie Mae	264,921
	7.000% February 1, 2031

615,365	Fannie Mae	666,199
	7.000% December 1, 2031
140,405	Fannie Mae	154,470
	9.500% September 1, 2020
346,564	Fannie Mae	375,334
	7.000% September 1, 2031
5,433,009	Fannie Mae	5,662,638
	5.500% July 1, 2033
2,532,288	Fannie Mae	2,621,511
	5.000% September 1, 2035
901,062	Fannie Mae	937,175
	5.500% March 1, 2036
2,202,955	Fannie Mae	2,280,574
	5.000% July 1, 2037
1,234,112	Fannie Mae	1,283,573
	5.500% November 1, 2035
1,891,799	Fannie Mae	1,965,845
	5.500% February 1, 2036
1,456,724	Fannie Mae	1,524,169
	6.000% December 1, 2036
2,275,676	Fannie Mae	2,366,881
	5.500% January 1, 2037
2,807,361	Fannie Mae	2,914,906
	5.000% May 1, 2023
2,861,751	Fannie Mae	2,971,380
	5.000% June 1, 2023
4,992,171	Fannie Mae	5,156,866
	5.000% February 1, 2039
2,144,945	Fannie Mae *	2,229,771
	6.002% January 1, 2037
3,554,032	Fannie Mae	3,636,192
	4.500% February 1, 2039
11,275,050	Fannie Mae	11,526,155
	4.500% March 1, 2039
2,976,852	Fannie Mae	3,078,484
	5.000% October 1, 2035
7,705,226	Fannie Mae	8,014,037
	5.500% April 1, 2036
4,373,523	Fannie Mae	4,544,706
	5.500% June 1, 2036
1,450,537	Fannie Mae *	1,502,937
	5.631% October 1, 2036
2,299,475	Fannie Mae	2,391,633
	5.500% May 1, 2035
4,372,493	Fannie Mae	4,576,984
	6.000% December 1, 2035
1,618,586	Fannie Mae	1,694,283
	6.000% March 1, 2036
2,548,495	Fannie Mae	2,672,999
	5.500% November 1, 2033
1,367,788	Fannie Mae *	1,393,444
	5.057% September 1, 2034
2,579,815	Fannie Mae	2,683,209
	5.500% April 1, 2035
583,315	Fannie Mae	603,230
	5.000% August 1, 2035

4,115,300	Fannie Mae	4,256,442
	5.000% April 1, 2034
515,301	Fannie Mae	536,437
	5.500% April 1, 2034
2,252,121	Fannie Mae	2,344,494
	5.500% January 1, 2035
6,696,914	Fannie Mae	6,932,876
	5.000% September 1, 2033
4,099,539	Fannie Mae	4,263,841
	5.500% January 1, 2036
3,495	Fannie Mae	3,903
	9.500% March 1, 2020
106,332	Fannie Mae	116,035
	8.500% November 1, 2026
29,184	Fannie Mae	31,921
	8.500% August 1, 2024
7,102,508	Fannie Mae	7,395,238
	5.500% February 1, 2035
199,626	Fannie Mae	209,591
	5.500% January 1, 2018
118,742	Fannie Mae	124,763
	6.500% July 1, 2014
2,500,000	Federal Home Loan Bank † ‡	2,710,057
	4.625% October 10, 2012
1,600,000	Federal Home Loan Bank ‡	1,799,890
	5.250% June 18, 2014
2,000,000	Federal Home Loan Bank † ‡	2,123,794
	3.875% June 14, 2013
1,000,000	Federal Home Loan Bank ‡	1,081,697
	4.500% November 15, 2012
2,000,000	Federal Home Loan Bank	2,086,088
	3.625% October 18, 2013
2,211,393	Freddie Mac	2,314,814
	6.000% August 1, 2037
927,528	Freddie Mac	970,761
	6.000% May 1, 2038
8,591,457	Freddie Mac	8,883,180
	5.000% September 1, 2035
2,151,407	Freddie Mac	2,273,741
	6.000% July 1, 2036
4,649,316	Freddie Mac	4,866,754
	6.000% November 1, 2036
3,322,600	Freddie Mac	3,430,560
	5.000% June 1, 2038
2,730,552	Freddie Mac	2,842,040
	5.500% October 1, 2034
1,788,643	Freddie Mac	1,866,926
	5.500% August 1, 2023
3,025,951	Freddie Mac	3,128,698
	5.000% August 1, 2035
1,333,100	Freddie Mac	1,391,729
	5.500% April 1, 2022
1,265,459	Freddie Mac	1,315,942
	5.500% September 1, 2035
108,125	Freddie Mac	127,276
	11.000% August 1, 2020

69,538	Freddie Mac	81,855
	11.000% July 1, 2020
26,954	Freddie Mac	31,577
	11.000% June 1, 2020
8,000,000	Freddie Mac	8,165,000
	4.500%
413,523	Freddie Mac	433,950
	5.500% March 1, 2017
62,398	Freddie Mac	69,859
	9.500% April 1, 2025
7,707,896	Freddie Mac	7,969,618
	5.000% December 1, 2035
4,549,687	Freddie Mac	4,763,886
	6.000% March 1, 2036
1,242,679	Freddie Mac *	1,285,839
	5.764% August 1, 2037
495,730	Freddie Mac	536,632
	7.000% September 1, 2032
362,891	Freddie Mac	394,900
	7.500% March 1, 2032
4,407,007	Freddie Mac	4,592,454
	5.500% August 1, 2033
2,060,343	Freddie Mac	2,147,043
	5.500% September 1, 2033
2,500,000	Freddie Mac	2,554,736
	4.500% March 1, 2039
2,439,101	Freddie Mac	2,541,738
	5.500% May 1, 2033
1,599,857	Freddie Mac	1,667,179
	5.500% June 1, 2033
62,852	Freddie Mac	70,056
	9.000% December 1, 2014
3,050,000	Freddie Mac	3,278,963
	4.125% September 27, 2013
11,934	Freddie Mac	12,850
	9.500% September 1, 2020
35,235	Freddie Mac	39,332
	9.500% June 1, 2020
1,561,313	Freddie Mac *	1,612,594
	5.950% November 1, 2036
3,000,000	Freddie Mac ‡	3,278,124
	5.500% September 15, 2011
941,230	Freddie Mac	980,837
	5.500% January 1, 2034
2,163,948	Freddie Mac	2,234,261
	5.000% February 1, 2039
2,300,996	Freddie Mac	2,401,703
	5.500% September 1, 2023
4,517,019	Freddie Mac	4,727,309
	6.000% June 1, 2038
888,181	Freddie Mac	922,591
	5.500% May 1, 2038
5,344,935	Freddie Mac	5,596,575
	6.000% January 1, 2036
1,547,247	Freddie Mac *	1,607,515
	5.770% March 1, 2037

3,425,954	Freddie Mac *	3,566,694
	5.979% December 1, 2036
783,350	Freddie Mac *	812,388
	5.670% June 1, 2037
3,028,180	Freddie Mac *	3,130,270
	5.486% March 1, 2037
1,304,483	Freddie Mac *	1,351,794
	5.816% November 1, 2036
1,370,398	Freddie Mac *	1,422,329
	6.019% October 1, 2036
5,105,370	Ginnie Mae	5,317,030
	5.000% June 15, 2033
13,472	Ginnie Mae	14,522
	9.000% July 15, 2018
39,741	Ginnie Mae	41,762
	7.500% October 15, 2013
1,486,580	Ginnie Mae II	1,543,785
	5.000% December 20, 2035
1,169,559	Ginnie Mae II	1,218,522
	5.500% April 20, 2035
902,039	Ginnie Mae II *	905,558
	4.250% July 20, 2034
2,927,436	Ginnie Mae II	3,064,374
	6.000% December 20, 2033
9,277	Ginnie Mae II	9,966
	7.500% December 20, 2028
6,386	Ginnie Mae II	6,959
	9.500% May 20, 2022
11,646	Ginnie Mae II	12,504
	8.000% November 20, 2023
19,765	Ginnie Mae II	21,233
	7.500% October 20, 2028
1,472,399	Ginnie Mae II	1,529,489
	5.000% February 20, 2034
1,559,106	Ginnie Mae II	1,625,008
	5.500% November 20, 2034
812,226	Ginnie Mae II	846,229
	5.500% February 20, 2035
1,531,673	Ginnie Mae II	1,591,635
	5.000% October 20, 2033
998,240	Ginnie Mae II	1,035,572
	5.000% February 20, 2039
		$283,586,826

AGENCY ASSET BACKED --- 0.07%
334,956	Freddie Mac *	302,430
	Series T-34 Class A1V
	0.711% July 25, 2031
		$302,430

AGENCY MORTGAGE BACKED --- 4.60%
5,742	Fannie Mae *	5,697
	Series 2004-W8 Class 1AF
	0.721% June 25, 2044

967,987	Fannie Mae	996,422
	Series 2004-W1 Class 1A7
	5.681% November 25, 2043
6,418,477	Freddie Mac *	6,225,095
	Series 3342 Class FD
	1.535% July 15, 2037
907,094	Freddie Mac	939,976
	Series 2974 Class VM
	5.000% May 15, 2016
1,607,930	US Department of Veterans Affairs	1,687,824
	Series 2002-1 Class 1A
	6.000% October 15, 2031
3,953,283	US Department of Veterans Affairs	4,097,671
	Series 2003-1 Class G
	5.750% March 15, 2030
1,476,105	US Department of Veterans Affairs *	1,560,981
	Series 1993-3 Class 1
	5.829% September 15, 2023
3,226,495	US Department of Veterans Affairs	3,400,927
	Series 1996-3 Class 1Z
	6.750% September 15, 2026
		$18,914,593

BANKS --- 0.33%
1,475,000	State Street Bank & Trust Co	1,348,321
	Notes
	5.300% January 15, 2016
		$1,348,321

COMMERCIAL MORTGAGE BACKED --- 4.45%
1,749,684	Banc of America Commercial Mortgage Inc	1,643,334
	4.877% November 10, 2042
2,000,000	GS Mortgage Securities Corp II	1,667,462
	4.680% July 10, 2039
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp *	3,854,360
	5.179% December 15, 2044
3,500,000	JP Morgan Chase Commercial Mortgage Securities Corp	3,113,804
	4.767% March 12, 2039
1,180,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,102,173
	4.994% July 12, 2035
1,000,000	Morgan Stanley Capital I *	907,165
	5.178% September 15, 2042
2,775,882	Salomon Brothers Mortgage Securities VII	2,777,567
	6.428% December 18, 2035
4,000,000	Wachovia Bank Commercial Mortgage Trust	3,247,822
	4.748% February 15, 2041
		$18,313,687

ELECTRIC COMPANIES --- 0.10%
425,000	Westar Energy Inc	419,740
	Bonds
	6.000% July 1, 2014
		$419,740

HEALTH CARE RELATED --- 0.13%
500,000	Roche Holdings Inc §	511,763
	Notes
	5.000% March 1, 2014
		$511,763

INSURANCE RELATED --- 0.15%
1,000,000	Farmers Insurance Exchange §	631,860
	Notes
	8.625% May 1, 2024
		$631,860

INVESTMENT BANK/BROKERAGE FIRM --- 0.36%
1,000,000	BlackRock Inc	960,901
	Notes
	6.250% September 15, 2017
500,000	Goldman Sachs Group Inc	521,891
	Notes
	3.250% June 15, 2012
		$1,482,792

OIL & GAS --- 0.25%
500,000	Marathon Oil Corp	507,640
	Senior Notes
	6.500% February 15, 2014
250,000	Smith International Inc	254,444
	Senior Unsecured Notes
	8.625% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	255,569
	Notes
	8.750% February 15, 2014
		$1,017,653

OTHER ASSET-BACKED --- 2.02%
1,500,000	ACE Securities Corp §	1,302,828
	Series 2007-D1 Class A2
	6.336% February 25, 2038
250,000	Citicorp Residential Mortgage Securities Inc	178,644
	Series 2006-2 Class A4
	5.775% September 25, 2036
2,000,000	Citicorp Residential Mortgage Securities Inc	1,462,085
	Series 2006-2 Class A6
	5.665% September 25, 2036
1,000,000	Citicorp Residential Mortgage Securities Inc	727,640
	Series 2006-1 Class A6
	5.836% July 25, 2036
894,028	Countrywide Asset Backed Certificates	399,239
	Series 2006-S8 Class A6
	5.505% April 25, 2036
2,000,000	Discover Card Master Trust I	1,737,929
	Series 2007-A1 Class A1
	5.650% March 16, 2020
2,700,000	Household Home Equity Loan Trust	1,797,866
	Series 2007-2 Class A3F
	5.810% July 20, 2036

800,000	Residential Funding Mortgage Securities II Inc	463,500
	Series 2006-HI5 Class A3
	5.500% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	232,046
	Series 2006-HI2 Class A3
	5.790% February 25, 2036
		$8,301,777

POLLUTION CONTROL --- 0.06%
250,000	Waste Management Inc	250,031
	Notes
	6.375% March 11, 2015
		$250,031

SUPRANATIONALS --- 0.98%
5,000,000	International Bank for Reconstruction & Development **	4,046,135
	Zero Coupon
	4.830% February 15, 2016
		$4,046,135

U.S. GOVERNMENTS --- 9.22%
1,000,000	United States of America	1,073,047
	3.375% November 30, 2012
7,300,000	United States of America	7,994,639
	4.125% August 31, 2012
6,000,000	United States of America	6,655,782
	4.625% July 31, 2012
1,000,000	United States of America	1,090,080
	3.750% November 15, 2018
1,000,000	United States of America †	1,081,016
	3.375% June 30, 2013
3,000,000	United States of America	3,251,484
	3.625% December 31, 2012
5,000,000	United States of America	5,504,690
	4.625% February 29, 2012
1,100,000	United States of America	1,205,016
	3.875% February 15, 2013
3,000,000	United States of America	3,694,218
	5.250% February 15, 2029
1,000,000	United States of America	1,230,000
	5.250% November 15, 2028
2,000,000	United States of America	2,323,750
	4.625% February 15, 2017
1,000,000	United States of America	1,129,453
	4.125% May 15, 2015
1,500,000	United States of America	1,680,703
	4.250% August 15, 2013
		$37,913,878

WHOLE LOAN --- 0.96%
576,358	Banc of America Mortgage Securities Inc	575,978
	Series 2003-2 Class 1A11
	5.500% April 25, 2033
371,444	Cendant Mortgage Corp	348,262
	Series 2003-9 Class 1A6
	5.250% November 25, 2033

662,268	Chase Mortgage Finance Corp	630,982
	Series 2004-S2 Class 2A9
	5.000% February 25, 2034
1,028,061	Chase Mortgage Finance Corp	1,026,441
	Series 2002-S6 Class 2A1
	6.000% May 25, 2017
1,543,309	Master Asset Securitization Trust	1,370,170
	Series 2003-7 Class 4A33
	5.250% September 25, 2033
		$3,951,833

TOTAL BONDS --- 92.64%		$380,993,319
(Cost $373,021,139)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreement

2,515,000	Undivided interest of 79.35% in a repurchase agreement (Principal Amount/Value $35,000,000 with a maturity value of $35,000,146) with Credit Suisse, 0.15%, dated 3/31/09, to be repurchased at $27,775,116 on 04/01/09, collateralized by Freddie Mac, 6.00%, 3/01/39, with a value of $35,703,182.	2,515,000

22,857,000	Federal Home Loan Bank **	22,857,000
	0.010% April 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 6.17%		$25,372,000
(Cost $25,372,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,875,037	Deutsche Bank Securities Inc	4,875,037
	Repurchase Agreement
	0.270% April 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.19%		$4,875,037
(Cost $4,875,037)

TOTAL MAXIM US GOVERNMENT SECURITIES PORTFOLIO --- 100%		$411,240,356
(Cost $403,268,176)

Legend

*	Represents the current interest rate for variable rate security.
†	A portion or all of the security is on loan at March 31, 2009.
‡	Security is an agency note with maturity date and interest rate indicated.

§

The Maxim US Government Securities Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2009 were $3,142,721, $2,446,451 and 0.64%, respectively.

**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description		Level 1	Level 2		Level 3	Total
Assets
Bonds	$		$380,993,319	$		$380,993,319
Short-term investments		7,390,037	22,857,000			30,247,037
Total		$7,390,037	$403,850,319		$-	$411,240,356

At March 31, 2009, the U.S. Federal income tax cost basis was $397,598,693. The Maxim U.S. Government Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,084,870 and gross depreciation of securities in which there was an excess of tax cost over value of $6,318,244, resulting in net appreciation of $8,766,626.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

Item 2. Controls and Procedures:

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	May 29, 2009

By:	/s/ M. Maiers
M. Maiers
Treasurer

Date:	May 29, 2009